As filed with the Securities and Exchange Commission on
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January 27, 2016
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Registration No. 33-51017
811-07121

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 32	/ X /
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	and/or	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 33	/ X /
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	(Check appropriate box or boxes)	----
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PUTNAM ASSET ALLOCATION FUNDS
(Exact name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)
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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on January 30, 2016 pursuant to paragraph (b)

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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM ASSET ALLOCATION FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS R5	CLASS R6	CLASS Y
Growth Fund	PAEAX	PAEBX	PAECX	PAGMX	PASRX	PADEX	PAEEX	PAGYX
Balanced Fund	PABAX	PABBX	AABCX	PABMX	PAARX	PAADX	PAAEX	PABYX
Conservative Fund	PACAX	PACBX	PACCX	PACMX	PACRX	PACDX	PCCEX	PACYX

Putnam Dynamic Asset Allocation Funds

Prospectus

1 | 30 | 16

Fund summaries	2
What are each fund's main investment strategies and related risks?	18
Who oversees and manages the funds?	25
How do the funds price their shares?	27
How do I buy fund shares?	28
How do I sell or exchange fund shares?	37
Policy on excessive short-term trading	39
Distribution plans and payments to dealers	42
Fund distributions and taxes	44
Financial highlights	46

Investment Category: Asset Allocation

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

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Fund summaries

Putnam Dynamic Asset Allocation Growth Fund

Goal

Putnam Dynamic Asset Allocation Growth Fund seeks capital appreciation.

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Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

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Shareholder fees (fees paid directly from your investment)

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Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE
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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

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Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses
Class A	0.59%	0.25%	0.21%	0.01%	1.06%
Class B	0.59%	1.00%	0.21%	0.01%	1.81%
Class C	0.59%	1.00%	0.21%	0.01%	1.81%
Class M	0.59%	0.75%	0.21%	0.01%	1.56%
Class R	0.59%	0.50%	0.21%	0.01%	1.31%
Class R5	0.59%	N/A	0.21%	0.01%	0.81%
Class R6	0.59%	N/A	0.11%	0.01%	0.71%
Class Y	0.59%	N/A	0.21%	0.01%	0.81%
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     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

2          Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

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Share class	1 year	3 years	5 years	10 years
Class A	$677	$893	$1,126	$1,795
Class B	$684	$869	$1,180	$1,930
Class B (no redemption)	$184	$569	$980	$1,930
Class C	$284	$569	$980	$2,127
Class C (no redemption)	$184	$569	$980	$2,127
Class M	$503	$825	$1,170	$2,141
Class R	$133	$415	$718	$1,579
Class R5	$83	$259	$450	$1,002
Class R6	$73	$227	$395	$883
Class Y	$83	$259	$450	$1,002

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 196%.

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Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

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Class	Strategic allocation	Range
Equity	80%	65-95%
Fixed Income	20%	5-35%
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Prospectus          3

We invest mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

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Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

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4          Prospectus

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Prospectus          5

Average annual total returns after sales charges (for periods ending 12/31/15)

Share class	1 year	5 years	10 years
Class A before taxes	–6.01%	7.43%	5.34%
Class A after taxes on distributions	–7.53%	6.10%	4.29%
Class A after taxes on distributions and sale of fund shares	–2.42%	5.64%	4.02%
Class B before taxes	–5.71%	7.59%	5.36%
Class C before taxes	–1.95%	7.90%	5.18%
Class M before taxes	–4.21%	7.40%	5.07%
Class R before taxes	–0.54%	8.43%	5.68%
Class R5 before taxes*	–0.09%	8.96%	6.22%
Class R6 before taxes*	0.03%	9.04%	6.26%
Class Y before taxes	–0.06%	8.96%	6.22%
Russell 3000 Index (no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
Putnam Growth Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND) Index)	–0.58%	8.47%	6.38%
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     *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

The Putnam Growth Blended Benchmark is an unmanaged index administered by Putnam Management, 60% of which is the Russell 3000 Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Barclays U.S. Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI Emerging Markets Index (GD).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2002

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

6          Prospectus

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2002

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

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For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 17.

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Putnam Dynamic Asset Allocation Balanced Fund

Goal

Putnam Dynamic Asset Allocation Balanced Fund seeks total return. Total return is composed of capital appreciation and income.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

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Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Prospectus          7

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses
Class A	0.52%	0.25%	0.21%	0.01%	0.99%
Class B	0.52%	1.00%	0.21%	0.01%	1.74%
Class C	0.52%	1.00%	0.21%	0.01%	1.74%
Class M	0.52%	0.75%	0.21%	0.01%	1.49%
Class R	0.52%	0.50%	0.21%	0.01%	1.24%
Class R5	0.52%	N/A	0.21%	0.01%	0.74%
Class R6	0.52%	N/A	0.11%	0.01%	0.64%
Class Y	0.52%	N/A	0.21%	0.01%	0.74%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$670	$872	$1,091	$1,718
Class B	$677	$848	$1,144	$1,853
Class B (no redemption)	$177	$548	$944	$1,853
Class C	$277	$548	$944	$2,052
Class C (no redemption)	$177	$548	$944	$2,052
Class M	$496	$805	$1,135	$2,067
Class R	$126	$393	$681	$1,500
Class R5	$76	$237	$411	$918
Class R6	$65	$205	$357	$798
Class Y	$76	$237	$411	$918

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not

8          Prospectus

reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 343%.


Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range
Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value

Prospectus          9

stocks may fail to rebound. These risks are generally greater for small and midsize companies.


Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.


The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

10          Prospectus

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Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ending 12/31/15)

Share class	1 year	5 years	10 years
Class A before taxes	–5.47%	6.91%	5.16%
Class A after taxes on distributions	–7.20%	5.93%	4.13%
Class A after taxes on distributions and sale of fund shares	–2.11%	5.28%	3.81%
Class B before taxes	–5.16%	7.07%	5.18%
Class C before taxes	–1.38%	7.36%	4.99%
Class M before taxes	–3.71%	6.88%	4.89%
Class R before taxes	0.05%	7.90%	5.51%
Class R5 before taxes*	0.56%	8.45%	6.05%
Class R6 before taxes*	0.66%	8.53%	6.09%
Class Y before taxes	0.55%	8.45%	6.05%
Russell 3000 Index (no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
Putnam Balanced Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND) Index)	0.35%	8.00%	6.25%
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     *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Prospectus          11

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2002

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

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2002

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important Additional Information About All Funds beginning on page 17.


Putnam Dynamic Asset Allocation Conservative Fund

Goal

Putnam Dynamic Asset Allocation Conservative Fund seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


12          Prospectus

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses
Class A	0.52%	0.25%	0.25%	0.01%	1.03%
Class B	0.52%	1.00%	0.25%	0.01%	1.78%
Class C	0.52%	1.00%	0.25%	0.01%	1.78%
Class M	0.52%	0.75%	0.25%	0.01%	1.53%
Class R	0.52%	0.50%	0.25%	0.01%	1.28%
Class R5	0.52%	N/A	0.21%	0.01%	0.74%
Class R6	0.52%	N/A	0.14%	0.01%	0.67%
Class Y	0.52%	N/A	0.25%	0.01%	0.78%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Prospectus          13

Share class	1 year	3 years	5 years	10 years
Class A	$674	$884	$1,111	$1,762
Class B	$681	$860	$1,164	$1,897
Class B (no redemption)	$181	$560	$964	$1,897
Class C	$281	$560	$964	$2,095
Class C (no redemption)	$181	$560	$964	$2,095
Class M	$500	$816	$1,155	$2,110
Class R	$130	$406	$702	$1,545
Class R5	$76	$237	$411	$918
Class R6	$68	$214	$373	$835
Class Y	$80	$249	$433	$966

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 559%.


Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range
Equity	30%	15-45%
Fixed Income	70%	55-85%

We invest mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected

14          Prospectus

future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

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Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

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The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

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The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ending 12/31/15)

Share class	1 year	5 years	10 years
Class A before taxes	–5.41%	4.66%	4.30%
Class A after taxes on distributions	–7.46%	3.40%	3.00%
Class A after taxes on distributions and sale of fund shares	–2.15%	3.32%	2.96%
Class B before taxes	–5.12%	4.81%	4.33%
Class C before taxes	–1.38%	5.13%	4.16%
Class M before taxes	–3.70%	4.63%	4.04%
Class R before taxes	0.09%	5.68%	4.77%
Class R5 before taxes*	0.67%	6.23%	5.24%
Class R6 before taxes*	0.74%	6.28%	5.27%
Class Y before taxes	0.51%	6.17%	5.22%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Putnam Conservative Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND) Index)	0.41%	5.74%	5.58%
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16          Prospectus

     *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

The Putnam Conservative Blended Benchmark is an unmanaged index administered by Putnam Management, 65% of which is the Barclays U.S. Aggregate Bond Index, 25% of which is the Russell 3000 Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2002

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Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2002

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Important additional information about all funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right

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to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summaries, we pursue each fund’s goal by adjusting portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal.

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There are four funds in the Putnam Global Asset Allocation suite. The three funds offered by this prospectus pursue their goals by making strategic allocations to equity and fixed-income asset classes, and by adjusting these allocations dynamically within certain specified ranges as market conditions change. The other fund (Putnam Dynamic Risk Allocation Fund, which is not offered by this prospectus) has the flexibility to make allocations to a broader range of asset classes without regard to any fixed or targeted ranges, and also seeks to adjust its exposure to asset classes, typically using leverage, in order to balance its exposure to the types of risks associated with particular asset classes.

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EQUITY INVESTMENTS

  Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

  Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

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FIXED INCOME INVESTMENTS

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  Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.
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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

  Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest up to 40% of each fund’s total assets (but not more than a fund’s maximum fixed-income allocation range) in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency, or that are unrated investments that we believe are of comparable quality. However, using the same criteria, we currently do not intend to invest more than 20% of Conservative Fund’s total assets in debt investments rated lower than BB or its equivalent. We may invest up to 5% of a fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced (or increased) after we buy it.

Investments rated below BBB or its equivalent are below-investment-grade in quality and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less

20          Prospectus

than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s goal may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

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  Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

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BOTH ASSET CLASSES

  Foreign investments. Each fund may invest in the securities of foreign companies, but the Growth Fund invests a greater portion of its assets in foreign securities than the other two funds. Foreign investments involve certain special risks, including:

  - Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

  - Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

  - Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

  - Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

  - Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the funds’ foreign investments.

  - Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

  - Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.

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The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and

22          Prospectus

regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

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Certain risks related to foreign investments may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

  Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide a fund with investment exposure greater than the value of a fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about additional types and risks of derivatives and the funds’ asset segregation policies, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

  Market risk. The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.
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  Other investments. In addition to the main investment strategies described above, a fund may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans and hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index). Each fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.
  Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of a fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.
  Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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  Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.
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  Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of each fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the funds or affiliated with Putnam Investment Management, LLC (Putnam Management).

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The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

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Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business.

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The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated September 30, 2015.

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Each fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds), and generally declines as the aggregate net assets increase.

The Growth Fund, Balanced Fund and Conservative Fund paid Putnam Management a management fee (after any applicable waivers) of 0.59%, 0.52% and 0.52%, respectively, of average net assets for each fund’s last fiscal year.

Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average net asset value (NAV) of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the funds), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average NAV of any fund assets

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managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

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Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

  Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.
Portfolio managers	Joined funds	Employer	Positions over past five years
James Fetch	2008	Putnam Management 1994 – Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager
Robert Kea	2002	Putnam Management 1989 – Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager
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Robert Schoen	2002	Putnam Management 1997 – Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager
Jason Vaillancourt	2008	Putnam Management 1999 – Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?

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The price of a fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available

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for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by each fund’s Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

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Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, each fund has adopted fair value pricing procedures, which, among other things, require a fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

Each fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed

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application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services P.O. Box 8383 Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in an employer-sponsored retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of these funds through the plan, including any restrictions or limitations that may apply.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide additional identifying documentation. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the funds reserve the right to close your account at the then-current NAV, which may be more or less than your original investment, net of any applicable sales charges.

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Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

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  Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
  Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
  Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
  By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.
  By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

  How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

30          Prospectus

  How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.
  Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

  Initial sales charge of up to 5.75%
  Lower sales charges available for investments of $50,000 or more
  No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of up to 5.00% if shares are sold within six years of purchase
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
  Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of 1.00% if shares are sold within one year of purchase
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees

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  Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

  Initial sales charge of up to 3.50%
  Lower sales charges available for investments of $50,000 or more
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  No deferred sales charge
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  Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees
  Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees.

Class R5 shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

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  Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees
  Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees.

Class R6 shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees
  Lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees.

Class Y shares (available only to investors listed below)

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  The following investors may purchase class Y shares if approved by Putnam:

  - employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

  - bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

  - corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

  - college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

  - other Putnam funds and Putnam investment products;

  - investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;

  - clients of a financial representative who are charged a fee for consulting or similar services;

  - corporations, endowments and foundations that have entered into an arrangement with Putnam;

  - fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;

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  - investment companies (whether registered or private), both affiliated and unaffiliated with Putnam;

  - current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household) as well as, in each case, Putnam-offered health savings accounts, individual retirement accounts (IRAs), and other similar tax-advantaged plans solely owned by the foregoing individuals; current and retired directors of Putnam Investments, LLC; current and retired Great-West Life & Annuity Insurance Company employees; and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam, Great-West Life & Annuity Insurance Company, or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors of Putnam and employees of Great-West Life & Annuity Insurance Company and by the Board of Trustees in its discretion for Trustees; provided that conversion will not take place with respect to class Y shares held by former Putnam employees and their immediate family members in health savings accounts where it is not operationally practicable due to platform or other limitations; and

  - personal and family member IRAs of registered representatives and other employees of broker-dealers and other financial institutions having a sales agreement with Putnam Retail Management, if (1) the registered representative or other employee is the broker of record or financial representative for the account, (2) the broker-dealer or other financial institution’s policies prohibit the use of class A shares or other classes of fund shares that pay 12b-1 fees in such accounts to avoid potential prohibited transactions under Internal Revenue Service rules due to the account owners’ status as “disqualified persons” under those rules, and (3) the broker-dealer or other financial institution has an agreement with Putnam Retail Management related to the use of class Y shares in these accounts.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

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  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees
  Higher annual expenses, and lower dividends, than class R5 or R6 shares because of higher investor servicing fees.

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	N/A***	N/A***

     *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

    **  Offering price includes sales charge.

  ***  The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

  Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, a fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in

Prospectus          35

either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

  Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

  Individual accounts
  Joint accounts
  Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
  Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
  Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Mutual Funds, then Pricing and performance, and then About fund costs, and in the SAI.

  Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator

36          Prospectus

or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund.

If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

  Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
  Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

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  By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.
  By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.
  Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
  Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
  Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

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Deferred sales charges for class B, class C and certain class A shares

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If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

38          Prospectus

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%
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A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase.

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Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

  Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash.
  Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

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  Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase a fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.
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Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that

Prospectus          39

seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, each fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

  Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.
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  Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in each fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded, by a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified

40          Prospectus

amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.

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  Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. A fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.
  Limitations on the funds’ policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with a fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The funds are generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is

Prospectus          41

engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, a fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the tables of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

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  Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C, class M and class R shares, unlike class B shares, do not convert to class A shares, class C, class M and class R shares may cost you more over time than class B shares. Class R5, class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.
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42          Prospectus

  Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

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Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund through dealer platforms, and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program or platform services provided by the dealer, including shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development

Prospectus          43

and maintenance, fund/investment selection and monitoring, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2015 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

  Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. A fund’s transfer agent may also make payments to certain financial intermediaries in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.
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Fund distributions and taxes

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The Growth Fund, Balanced Fund and Conservative Fund normally distribute any net investment income annually, quarterly and monthly, respectively, and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

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For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you

44          Prospectus

have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that a fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of the relevant fund or other Putnam funds.


Distributions by a fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.


Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.


A fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investments in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.


Prospectus          45

A fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights


The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The Independent Registered Public Accounting Firm’s reports and each fund’s financial statements are included in each funds’ annual report to shareholders, which is available upon request.


46          Prospectus

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Prospectus          47

Financial highlights (For a common share outstanding throughout the period)


Dynamic Asset Allocation Fund: Growth Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2015	$17.58	.17	(.29)	(.12)	(.34)	(2.07)	(2.41)	—	$15.05	(1.26)	$1,385,646	1.05	1.05	196 [d]
September 30, 2014	15.60	.21	2.00	2.21	(.23)	—	(.23)	—	17.58	14.29	1,362,485	1.06	1.21	188 [d]
September 30, 2013	13.47	.20	2.09	2.29	(.16)	—	(.16)	—	15.60	17.17	1,215,701	1.09	1.38	111 [e]
September 30, 2012	10.79	.19	2.53	2.72	(.04)	—	(.04)	—	13.47	25.24	1,111,789	1.13	1.51	120 [e]
September 30, 2011	11.72	.19	(.67)	(.48)	(.45)	—	(.45)	— [f,g]	10.79	(4.52)	1,004,060	1.14	1.53	98 [e]
Class B
September 30, 2015	$17.22	.05	(.29)	(.24)	(.19)	(2.07)	(2.26)	—	$14.72	(2.02)	$84,801	1.80	.28	196 [d]
September 30, 2014	15.28	.08	1.97	2.05	(.11)	—	(.11)	—	17.22	13.45	107,877	1.81	.45	188 [d]
September 30, 2013	13.19	.09	2.05	2.14	(.05)	—	(.05)	—	15.28	16.28	118,464	1.84	.63	111 [e]
September 30, 2012	10.60	.09	2.50	2.59	—	—	—	—	13.19	24.43	126,620	1.88	.76	120 [e]
September 30, 2011	11.52	.09	(.66)	(.57)	(.35)	—	(.35)	— [f,g]	10.60	(5.27)	130,730	1.89	.77	98 [e]
Class C
September 30, 2015	$16.82	.05	(.27)	(.22)	(.23)	(2.07)	(2.30)	—	$14.30	(1.99)	$209,239	1.80	.30	196 [d]
September 30, 2014	14.94	.07	1.94	2.01	(.13)	—	(.13)	—	16.82	13.49	168,304	1.81	.46	188 [d]
September 30, 2013	12.91	.09	2.00	2.09	(.06)	—	(.06)	—	14.94	16.28	144,081	1.84	.62	111 [e]
September 30, 2012	10.38	.09	2.44	2.53	—	—	—	—	12.91	24.37	127,912	1.88	.77	120 [e]
September 30, 2011	11.29	.09	(.64)	(.55)	(.36)	—	(.36)	— [f,g]	10.38	(5.22)	115,474	1.89	.78	98 [e]
Class M
September 30, 2015	$17.23	.09	(.28)	(.19)	(.25)	(2.07)	(2.32)	—	$14.72	(1.71)	$28,800	1.55	.54	196 [d]
September 30, 2014	15.30	.12	1.97	2.09	(.16)	—	(.16)	—	17.23	13.71	30,005	1.56	.71	188 [d]
September 30, 2013	13.21	.12	2.06	2.18	(.09)	—	(.09)	—	15.30	16.59	27,200	1.59	.88	111 [e]
September 30, 2012	10.59	.12	2.50	2.62	—	—	—	—	13.21	24.74	25,303	1.63	1.01	120 [e]
September 30, 2011	11.52	.13	(.67)	(.54)	(.39)	—	(.39)	— [f,g]	10.59	(5.07)	23,402	1.64	1.03	98 [e]
Class R
September 30, 2015	$17.28	.13	(.28)	(.15)	(.32)	(2.07)	(2.39)	—	$14.74	(1.50)	$12,375	1.30	.80	196 [d]
September 30, 2014	15.33	.16	1.98	2.14	(.19)	—	(.19)	—	17.28	14.06	19,617	1.31	.96	188 [d]
September 30, 2013	13.24	.16	2.06	2.22	(.13)	—	(.13)	—	15.33	16.89	16,026	1.34	1.13	111 [e]
September 30, 2012	10.60	.15	2.50	2.65	(.01)	—	(.01)	—	13.24	25.00	15,265	1.38	1.26	120 [e]
September 30, 2011	11.53	.16	(.66)	(.50)	(.43)	—	(.43)	— [f,g]	10.60	(4.79)	13,215	1.39	1.29	98 [e]
Class R5
September 30, 2015	$17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	—	$15.21	(1.00)	$7,051.80		1.31	196 [d]
September 30, 2014	15.76	.26	2.02	2.28	(.30)	—	(.30)	—	17.74	14.59	6,434.81		1.51	188 [d]
September 30, 2013	13.58	.23	2.12	2.35	(.17)	—	(.17)	—	15.76	17.50	64.82		1.52	111 [e]
September 30, 2012†	12.78	.06	.74	.80	—	—	—	—	13.58	6.26*	11	.21*	.43*	120 [e]
Class R6
September 30, 2015	$17.78	.23	(.30)	(.07)	(.40)	(2.07)	(2.47)	—	$15.24	(.94)	$59,064.70		1.42	196 [d]
September 30, 2014	15.77	.27	2.03	2.30	(.29)	—	(.29)	—	17.78	14.74	31,438.71		1.56	188 [d]
September 30, 2013	13.58	.25	2.12	2.37	(.18)	—	(.18)	—	15.77	17.62	24,534.72		1.62	111 [e]
September 30, 2012†	12.78	.06	.74	.80	—	—	—	—	13.58	6.26*	11	.18*	.45*	120 [e]
Class Y
September 30, 2015	$17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	—	$15.21	(.96)	$254,253.80		1.31	196 [d]
September 30, 2014	15.73	.25	2.02	2.27	(.26)	—	(.26)	—	17.74	14.59	146,825.81		1.46	188 [d]
September 30, 2013	13.58	.24	2.10	2.34	(.19)	—	(.19)	—	15.73	17.47	125,570.84		1.65	111 [e]
September 30, 2012	10.88	.22	2.55	2.77	(.07)	—	(.07)	—	13.58	25.58	170,199.88		1.76	120 [e]
September 30, 2011	11.82	.22	(.68)	(.46)	(.48)	—	(.48)	— [f,g]	10.88	(4.33)	147,682.89		1.79	98 [e]

See notes to financial highlights at the end of this section.

48 Prospectus	Prospectus 49

Financial highlights (Continued)

     *  Not annualized.

     †  For the period July 3, 2012 (commencement of operations) to September 30, 2012.

      a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

      b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

      c  Includes amounts paid through expense offset and brokerage/service arrangements, if any. Also excludes acquired fund fees, if any.

      d  Portfolio turnover includes TBA purchase and sale commitments.

      e  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	208%
September 30, 2012	253
September 30, 2011	241

      f  Amount represents less than $0.01 per share.

      g  Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.


50          Prospectus

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Prospectus          51

Financial highlights (For a common share outstanding throughout the period)

Dynamic Asset Allocation Fund: Balanced Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2015	$14.69	.17	(.05)	.12	(.21)	(.70)	(.91)	—	$13.90	.65	$1,205,510.98		1.18	343 [d]
September 30, 2014	13.19	.22	1.48	1.70	(.20)	—	(.20)	—	14.69	12.94	1,114,099.99		1.55	351 [d]
September 30, 2013	11.89	.21	1.28	1.49	(.19)	—	(.19)	—	13.19	12.62	969,273	1.02	1.71	190 [e]
September 30, 2012	9.99	.20	1.89	2.09	(.19)	—	(.19)	—	11.89	21.06	899,121	1.06	1.76	182 [e]
September 30, 2011	10.47	.21	(.28)	(.07)	(.41)	—	(.41)	— [f]	9.99	(.92)	843,218	1.06	1.91	158 [e]
Class B
September 30, 2015	$14.63	.06	(.04)	.02	(.10)	(.70)	(.80)	—	$13.85	(.05)	$72,356	1.73	.42	343 [d]
September 30, 2014	13.15	.11	1.46	1.57	(.09)	—	(.09)	—	14.63	11.97	78,865	1.74	.80	351 [d]
September 30, 2013	11.84	.12	1.29	1.41	(.10)	—	(.10)	—	13.15	11.90	81,247	1.77	.96	190 [e]
September 30, 2012	9.95	.11	1.89	2.00	(.11)	—	(.11)	—	11.84	20.13	85,833	1.81	1.02	182 [e]
September 30, 2011	10.43	.13	(.29)	(.16)	(.32)	—	(.32)	— [f]	9.95	(1.71)	88,888	1.81	1.15	158 [e]
Class C
September 30, 2015	$14.38	.06	(.05)	.01	(.11)	(.70)	(.81)	—	$13.58	(.09)	$208,644	1.73	.43	343 [d]
September 30, 2014	12.92	.11	1.45	1.56	(.10)	—	(.10)	—	14.38	12.09	142,816	1.74	.80	351 [d]
September 30, 2013	11.65	.12	1.25	1.37	(.10)	—	(.10)	—	12.92	11.81	114,907	1.77	.96	190 [e]
September 30, 2012	9.80	.11	1.85	1.96	(.11)	—	(.11)	—	11.65	20.07	98,192	1.81	1.01	182 [e]
September 30, 2011	10.28	.13	(.28)	(.15)	(.33)	—	(.33)	— [f]	9.80	(1.68)	91,254	1.81	1.16	158 [e]
Class M
September 30, 2015	$14.66	.10	(.05)	.05	(.14)	(.70)	(.84)	—	$13.87	.15	$29,153	1.48	.68	343 [d]
September 30, 2014	13.17	.15	1.47	1.62	(.13)	—	(.13)	—	14.66	12.33	28,808	1.49	1.05	351 [d]
September 30, 2013	11.87	.15	1.28	1.43	(.13)	—	(.13)	—	13.17	12.10	26,680	1.52	1.20	190 [e]
September 30, 2012	9.98	.14	1.89	2.03	(.14)	—	(.14)	—	11.87	20.40	21,876	1.56	1.27	182 [e]
September 30, 2011	10.46	.15	(.28)	(.13)	(.35)	—	(.35)	— [f]	9.98	(1.44)	19,151	1.56	1.41	158 [e]
Class R
September 30, 2015	$14.59	.14	(.06)	.08	(.16)	(.70)	(.86)	—	$13.81	.39	$12,031	1.23	.92	343 [d]
September 30, 2014	13.11	.18	1.47	1.65	(.17)	—	(.17)	—	14.59	12.59	14,744	1.24	1.30	351 [d]
September 30, 2013	11.81	.18	1.28	1.46	(.16)	—	(.16)	—	13.11	12.42	12,512	1.27	1.46	190 [e]
September 30, 2012	9.93	.17	1.88	2.05	(.17)	—	(.17)	—	11.81	20.70	11,821	1.31	1.52	182 [e]
September 30, 2011	10.41	.18	(.28)	(.10)	(.38)	—	(.38)	— [f]	9.93	(1.18)	10,066	1.31	1.66	158 [e]
Class R5
September 30, 2015	$14.71	.22	(.05)	.17	(.25)	(.70)	(.95)	—	$13.93	.97	$256.73		1.46	343 [d]
September 30, 2014	13.21	.28	1.45	1.73	(.23)	—	(.23)	—	14.71	13.12	36.74		1.95	351 [d]
September 30, 2013	11.90	.25	1.29	1.54	(.23)	—	(.23)	—	13.21	12.99	12.75		1.98	190 [e]
September 30, 2012†	11.34	.06	.55	.61	(.05)	—	(.05)	—	11.90	5.41*	11	.19*	.47*	182 [e]
Class R6
September 30, 2015	$14.71	.23	(.04)	.19	(.27)	(.70)	(.97)	—	$13.93	1.08	$60,489.63		1.55	343 [d]
September 30, 2014	13.21	.27	1.48	1.75	(.25)	—	(.25)	—	14.71	13.30	16,200.64		1.91	351 [d]
September 30, 2013	11.90	.25	1.30	1.55	(.24)	—	(.24)	—	13.21	13.11	10,947.65		1.94	190 [e]
September 30, 2012†	11.34	.06	.56	.62	(.06)	—	(.06)	—	11.90	5.44*	11	.16*	.49*	182 [e]
Class Y
September 30, 2015	$14.71	.21	(.05)	.16	(.25)	(.70)	(.95)	—	$13.92	.90	$260,604.73		1.43	343 [d]
September 30, 2014	13.21	.26	1.48	1.74	(.24)	—	(.24)	—	14.71	13.20	131,417.74		1.79	351 [d]
September 30, 2013	11.90	.25	1.28	1.53	(.22)	—	(.22)	—	13.21	12.96	115,550.77		1.98	190 [e]
September 30, 2012	10.00	.23	1.89	2.12	(.22)	—	(.22)	—	11.90	21.34	193,491.81		2.01	182 [e]
September 30, 2011	10.49	.24	(.29)	(.05)	(.44)	—	(.44)	— [f]	10.00	(.76)	171,176.81		2.16	158 [e]

See notes to financial highlights at the end of this section.

52 Prospectus	Prospectus 53

Financial highlights (Continued)

     *  Not annualized.

     †  For the period July 3, 2012 (commencement of operations) to September 30, 2012.

      a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

      b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.


      c  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.


      d  Portfolio turnover includes TBA purchase and sale commitments.

      e  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	404%
September 30, 2012	461
September 30, 2011	437

      f  Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.


54          Prospectus

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Prospectus          55

Financial highlights (For a common share outstanding throughout the period)

Dynamic Asset Allocation Fund: Conservative Fund


INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2015	$11.14	.15	.03	.18	(.19)	(.67)	(.86)	—	$10.46	1.58	$463,857	1.02	1.41	559 [f]
September 30, 2014	10.35	.20	.77	.97	(.18)	—	(.18)	—	11.14	9.45	431,523	1.03	1.83	583 [f]
September 30, 2013	9.88	.20	.43	.63	(.16)	—	(.16)	—	10.35	6.46	384,651	1.05	1.99	305 [g]
September 30, 2012	8.83	.21	1.00	1.21	(.16)	—	(.16)	—	9.88	13.76	376,279	1.07	2.21	278 [g]
September 30, 2011	9.08	.20	(.12) [h]	.08	(.33)	—	(.33)	— [d,e]	8.83	.84	352,757	1.07	2.12	288 [g]
Class B
September 30, 2015	$11.06	.07	.04	.11	(.11)	(.67)	(.78)	—	$10.39	.94	$20,513	1.77	.65	559 [f]
September 30, 2014	10.28	.12	.76	.88	(.10)	—	(.10)	—	11.06	8.58	23,367	1.78	1.08	583 [f]
September 30, 2013	9.81	.12	.44	.56	(.09)	—	(.09)	—	10.28	5.72	25,472	1.80	1.24	305 [g]
September 30, 2012	8.77	.14	.98	1.12	(.08)	—	(.08)	—	9.81	12.86	25,916	1.82	1.46	278 [g]
September 30, 2011	9.02	.13	(.11) [h]	.02	(.27)	—	(.27)	— [d,e]	8.77	.09	26,068	1.82	1.36	288 [g]
Class C
September 30, 2015	$11.02	.07	.04	.11	(.11)	(.67)	(.78)	—	$10.35	.97	$79,407	1.77	.66	559 [f]
September 30, 2014	10.25	.12	.75	.87	(.10)	—	(.10)	—	11.02	8.55	60,957	1.78	1.08	583 [f]
September 30, 2013	9.78	.12	.44	.56	(.09)	—	(.09)	—	10.25	5.74	51,129	1.80	1.24	305 [g]
September 30, 2012	8.75	.14	.98	1.12	(.09)	—	(.09)	—	9.78	12.80	48,885	1.82	1.46	278 [g]
September 30, 2011	8.99	.13	(.10) [h]	.03	(.27)	—	(.27)	— [d,e]	8.75	.22	43,703	1.82	1.38	288 [g]
Class M
September 30, 2015	$11.03	.10	.03	.13	(.14)	(.67)	(.81)	—	$10.35	1.10	$10,541	1.52	.91	559 [f]
September 30, 2014	10.26	.14	.76	.90	(.13)	—	(.13)	—	11.03	8.82	10,057	1.53	1.33	583 [f]
September 30, 2013	9.79	.15	.43	.58	(.11)	—	(.11)	—	10.26	5.98	9,333	1.55	1.49	305 [g]
September 30, 2012	8.76	.16	.98	1.14	(.11)	—	(.11)	—	9.79	13.07	8,011	1.57	1.71	278 [g]
September 30, 2011	9.00	.15	(.10) [h]	.05	(.29)	—	(.29)	— [d,e]	8.76	.43	7,505	1.57	1.62	288 [g]
Class R
September 30, 2015	$11.40	.13	.03	.16	(.16)	(.67)	(.83)	—	$10.73	1.38	$5,256	1.27	1.16	559 [f]
September 30, 2014	10.60	.18	.78	.96	(.16)	—	(.16)	—	11.40	9.07	5,786	1.28	1.58	583 [f]
September 30, 2013	10.11	.18	.45	.63	(.14)	—	(.14)	—	10.60	6.26	4,461	1.30	1.74	305 [g]
September 30, 2012	9.03	.19	1.02	1.21	(.13)	—	(.13)	—	10.11	13.51	3,933	1.32	1.95	278 [g]
September 30, 2011	9.27	.18	(.11) [h]	.07	(.31)	—	(.31)	— [d,e]	9.03	.68	3,582	1.32	1.88	288 [g]
Class R5
September 30, 2015	$11.16	.19	.04	.23	(.23)	(.67)	(.90)	—	$10.49	1.98	$237.73		1.71	559 [f]
September 30, 2014	10.38	.24 [i]	.76	1.00	(.22)	—	(.22)	—	11.16	9.68	316.74		2.20 [i]	583 [f]
September 30, 2013	9.90	.24	.44	.68	(.20)	—	(.20)	—	10.38	6.87	11.74		2.30	305 [g]
September 30, 2012†	9.57	.05	.33	.38	(.05)	—	(.05)	—	9.90	3.93*	10	.19*	.55*	278 [g]
Class R6
September 30, 2015	$11.17	.20	.03	.23	(.23)	(.67)	(.90)	—	$10.50	2.04	$16,011.66		1.80	559 [f]
September 30, 2014	10.38	.24	.77	1.01	(.22)	—	(.22)	—	11.17	9.80	3,256.67		2.21	583 [f]
September 30, 2013	9.90	.23	.45	.68	(.20)	—	(.20)	—	10.38	6.94	2,981.67		2.20	305 [g]
September 30, 2012†	9.57	.06	.32	.38	(.05)	—	(.05)	—	9.90	3.94*	10	.17*	.57*	278 [g]
Class Y
September 30, 2015	$11.17	.18	.04	.22	(.22)	(.67)	(.89)	—	$10.50	1.92	$133,945.77		1.66	559 [f]
September 30, 2014	10.38	.23	.77	1.00	(.21)	—	(.21)	—	11.17	9.69	77,419.78		2.07	583 [f]
September 30, 2013	9.90	.23	.44	.67	(.19)	—	(.19)	—	10.38	6.80	66,787.80		2.27	305 [g]
September 30, 2012	8.86	.23	.99	1.22	(.18)	—	(.18)	—	9.90	13.89	93,814.82		2.46	278 [g]
September 30, 2011	9.10	.21	(.09) [h]	.12	(.36)	—	(.36)	— [d,e]	8.86	1.21	80,371.82		2.26	288 [g]

See notes to financial highlights at the end of this section.

56 Prospectus	Prospectus 57

Financial highlights (Continued)

     *  Not annualized.

     †  For the period July 3, 2012 (commencement of operations) to September 30, 2012.

      a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

      b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

      c  Includes amounts paid through expense offset and/or brokerage service arrangements, if any. Also excludes acquired fund fees and expenses, if any.


      d  Amount represents less than $0.01 per share.

      e  Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC), which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

      f  Portfolio turnover includes TBA purchase and sale commitments.

      g  Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	640%
September 30, 2012	720
September 30, 2011	739

      h  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

      i  The net investment income ratio and per share amount shown for the period ending September 30, 2014 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.


58          Prospectus

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll-free at 1-800-225-1581.

Prospectus          59

For more information about Putnam Dynamic Asset Allocation Funds

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the funds on the EDGAR Database on the Commission’s Web site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the funds’ file number.

Putnam Investments One Post Office Square Boston, MA 02109 1-800-225-1581

Address correspondence to:

Putnam Investor Services P.O. Box 8383 Boston, MA 02266-8383

putnam.com


File No. 811-7121	SP059 298494 1/16

FUND SYMBOLS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
	A	B	C	M	R	R5	R6	Y
Putnam Dynamic
Asset Allocation	PAEAX	PAEBX	PAECX	PAGMX	PASRX	PADEX	PAEEX	PAGYX
Growth Fund

Putnam Dynamic
Asset Allocation	PABAX	PABBX	AABCX	PABMX	PAARX	PAADX	PAAEX	PABYX
Balanced Fund

Putnam Dynamic
Asset Allocation	PACAX	PACBX	PACCX	PACMX	PACRX	PACDX	PCCEX	PACYX
Conservative
Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

EACH A SERIES OF PUTNAM ASSET ALLOCATION FUNDS

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
January 30, 2016

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds’ annual reports or a prospectus dated 1/30/16, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.


Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.

I-1

sai_8.pdf - 2016/01
sai_6.pdf - 2016/01
sai_7.pdf - 2016/01

Table of Contents

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
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INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
PORTFOLIO MANAGERS	I-28
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL	I-31
STATEMENTS

PART II

HOW TO BUY SHARES	II-1
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DISTRIBUTION PLANS	II-10
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-17
TAXES	II-55
MANAGEMENT	II-70
DETERMINATION OF NET ASSET VALUE	II-89
INVESTOR SERVICES	II-91
SIGNATURE GUARANTEES	II-95
REDEMPTIONS	II-95
POLICY ON EXCESSIVE SHORT-TERM TRADING	II-96
SHAREHOLDER LIABILITY	II-96
DISCLOSURE OF PORTFOLIO INFORMATION	II-96
PROXY VOTING GUIDELINES AND PROCEDURES	II-98
SECURITIES RATINGS	II-98
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-105
APPENDIX B - FINANCIAL STATEMENTS	II-129

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

The funds are diversified series of Putnam Asset Allocation Funds, a Massachusetts business trust organized on November 4, 1993 (the "Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to November 30, 2011, the funds were also known as Putnam Asset Allocation: Growth Portfolio, Putnam Asset Allocation: Balanced Portfolio and Putnam Asset Allocation: Conservative Portfolio, respectively.

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The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of the fund.

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Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities, except as permitted by applicable law.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities if, as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry. (Securities of the U.S. government or its agencies or instrumentalities, or of any foreign government or its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent industries.)

I-4

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of the funds’ fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the funds’ investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the relevant fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

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If, as a result of a change in values or net assets or other circumstances, greater than 15% of each fund’s net assets are invested in securities described in (a), (b) and (c) in non-fundamental policy (1) above, the fund will take such steps as are deemed advisable to protect the fund’s liquidity.

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I-5

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund’s net assets measured as of the beginning of such 90-day period.

CHARGES AND EXPENSES

Shareholders of your fund approved a new management contract with Putnam Management effective February 27, 2014 (the "Management Contract"). The substantive terms of the Management Contract, including terms relating to fees, are identical to the terms of your fund’s prior management contract dated January 1, 2010. Shareholders were asked to approve the Management Contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management.


Between October 8, 2013 and the date of the Management Contract, Putnam Management managed the fund’s investment portfolio and other affairs and business under an interim management contract, which was substantively identical to the fund’s prior management contract dated January 1, 2010. Putnam Management has entered into sub-management and sub-advisory contracts for your fund effective as of the time the Management Contract became effective. Please see “Management—The Sub-Manager” in Part II of this SAI for information about the sub-management contract and "Management—The Sub-Adviser" in Part II of this SAI for information about the sub-advisory contract.


Management fees


Under the Management Contract, each fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below:


I-6

GROWTH FUND

0.750% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.700% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.550% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.520% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and 0.515% of any excess thereafter.

BALANCED FUND & CONSERVATIVE FUND

0.680% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.460% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.450% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and 0.445% of any excess thereafter.

For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

I-7

		Management fee
Fund name	Fiscal year	paid
Growth Fund	2015	$12,074,500
	2014	$10,744,953
	2013	$9,791,000
Balanced Fund	2015	$9,004,124
	2014	$7,543,158
	2013	$7,021,376
Conservative Fund	2015	$3,571,242
	2014	$3,000,575
	2013	$3,001,267

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

I-8

Fund name	Fiscal year	Brokerage commissions
Growth Fund	2015	$1,906,186
	2014	1,190,158
	2013	1,232,409
Balanced Fund	2015	$997,573
	2014	665,153
	2013	642,044
Conservative Fund	2015	$278,725
	2014	171,342
	2013	187,521

The brokerage commissions for each fund’s 2015 fiscal year were higher than the brokerage commissions for each fund’s 2014 and 2013 fiscal years due, in part, to a growth in fund size.


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:

	Dollar value of	Percentage
	these	of total	Amount of
Fund name	transactions	transactions	commissions
Growth Fund	$2,139,315,951	20.85%	$1,527,170
Balanced Fund	$1,561,187,384	19.51%	$826,354
Conservative Fund	$438,258,755	11.55%	$214,770

At the end of fiscal 2015, each fund held the following securities of its regular broker-dealers (or affiliates of such broker-dealers):


I-9

Fund Name	Broker-dealer or affiliates	Value of securities held
Growth Fund	Wells Fargo & Co.	$6,470,081
	Credit Suisse Group AG	$1,539,959
	Barclays PLC	$1,572,315
	Citigroup, Inc.	$1,940,589
	Morgan Stanley	$11,510,911
	Deutsche Bank AG	$1,388,953
	Bank of America Corp.	$21,636,710
	Goldman Sachs Group, Inc. (The)	$2,740,823
	JPMorgan Chase & Co.	$23,066,706
Balanced Fund	Credit Suisse Group AG	$1,379,597
	JPMorgan Chase & Co.	$20,958,780
	Deutsche Bank AG	$1,094,636
	Barclays PLC	$1,492,032
	Goldman Sachs Group, Inc. (The)	$3,547,882
	Bank of America Corp.	$19,354,527
	Citigroup, Inc.	$2,221,433
	Wells Fargo & Co.	$6,020,117
	Morgan Stanley	$10,212,027
Conservative Fund	Bank of America Corp.	$6,395,892
	JPMorgan Chase & Co.	$6,473,249
	Barclays PLC	$905,396
	Goldman Sachs Group, Inc. (The)	$2,421,961
	Deutsche Bank AG	$584,450
	Credit Suisse Group AG	$380,329
	Wells Fargo & Co.	$2,066,279
	Citigroup, Inc.	$1,481,896
	Morgan Stanley	$3,210,449

Administrative expense reimbursement


The funds reimbursed Putnam Management for administrative services during fiscal 2015, including compensation of certain Trust officers and contributions to the Putnam Retirement Plan for their benefit, as follows:


I-10

Fund name	Total	Portion of total reimbursement for
	reimbursement	compensation and contributions
Growth Fund	$52,010	$35,548
Balanced Fund	$43,731	$29,890
Conservative	$17,375	$11,876
Fund

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds’ other affairs and business.


The table below shows the value of each Trustee’s holdings in each fund and in all of the Putnam Funds as of December 31, 2015.

I-11

Name of Trustee	Dollar range of		Dollar range of	Aggregate dollar
	Putnam Dynamic	Dollar range of Putnam	Putnam Dynamic	range of shares held
	Asset Allocation	Dynamic Asset	Asset Allocation	in all of the Putnam
	Balanced Fund shares	Allocation Conservative	Growth Fund shares	funds overseen by
	owned	Fund shares owned	owned	Trustee

Liaquat Ahamed	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

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Barbara M. Baumann	$10,001-$50,000	$1-$10,000	$10,001-$50,000	over $100,000

Jameson A. Baxter	over $100,000	$10,001-$50,000	over $100,000	over $100,000

Robert J. Darretta	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Katinka Domotorffy	$1-$10,000	$1-$10,000	$50,001-$100,000	over $100,000

John A. Hill	over $100,000	over $100,000	over $100,000	over $100,000

Paul L. Joskow	over $100,000	$1-$10,000	$10,001-$50,000	over $100,000

Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Robert E. Patterson	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	over $100,000


George Putnam, III	$50,001-$100,000	$50,001-$100,000	over $100,000	over $100,000

W. Thomas Stephens	over $100,000	$50,001-$100,000	over $100,000	over $100,000


* Robert L. Reynolds	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the funds and Putnam Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the funds and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person".

Each Independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustee meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current Independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

I-12


The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of Independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per regular Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s most recently completed fiscal year, are shown in the table below:

Audit, Compliance and Distributions Committee*	12
Board Policy and Nominating Committee	3
Brokerage Committee	3
Contract Committee	9
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Executive Committee	1
Investment Oversight Committees
Investment Oversight Committee A	6
Investment Oversight Committee B	6
Pricing Committee	5

*Effective August 10, 2015, the Audit and Compliance Committee assumed the duties of the Distributions Committee and was redesignated as the Audit, Compliance and Distributions Committee. The number of meetings of the Audit, Compliance and Distributions Committee reported in the table above excludes the meetings of the Distributions Committee that were held during the fund’s fiscal year. The Distributions Committee met 6 times during the fund’s most recently completed fiscal year.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2015, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2015:


I-13

COMPENSATION TABLES

Growth Fund

	Aggregate	Pension or	Estimated annual	Total
Trustees/Year	compensation	retirement benefits	benefits from all	compensation
	from the fund	accrued as part of	Putnam funds upon	from all Putnam
		fund expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$6,555	N/A	N/A	$300,000

Ravi Akhoury/2009	$6,265	N/A	N/A	$275,000

Barbara M. Baumann/2010(3)	$6,555	N/A	N/A	$300,000

Jameson A. Baxter/1994(3)(4)	$10,264	$0	$110,533	$458,594

Charles B. Curtis/2001(5)	$5,395	$0	$113,917	$162,500

Robert J. Darretta/2007(3)	$6,299	N/A	N/A	$312,500

Katinka Domotorffy /2012(3)	$6,555	N/A	N/A	$300,000

John A. Hill/1985(3)	$6,410	$0	$161,667	$281,250

Paul L. Joskow/1997(3)	$6,555	$0	$113,417	$300,000

Kenneth R. Leibler/2006	$7,103	N/A	N/A	$318,750

Robert E. Patterson/1984	$7,103	$0	$106,542	$306,250

George Putnam, III/1984	$6,555	$0	$130,333	$312,500

W. Thomas Stephens/1997(6)	$6,555	$0	$107,125	$300,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

Balanced Fund

	Aggregate	Pension or retirement	Estimated annual	Total
Trustees/Year	compensation	benefits accrued as	benefits from all	compensation
	from the	part of	Putnam funds upon	from all Putnam
	fund	fund expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$5,471	N/A	N/A	$300,000

Ravi Akhoury/2009	$5,225	N/A	N/A	$275,000

Barbara M. Baumann/2010(3)	$5,471	N/A	N/A	$300,000

Jameson A. Baxter/1994(3)(4)	$8,580	$0	$110,533	$458,594

Charles B. Curtis/2001(5)	$4,486	$0	$113,917	$162,500

Robert J. Darretta/2007(3)	$5,259	N/A	N/A	$312,500

Katinka Domotorffy /2012(3)	$5,471	N/A	N/A	$300,000

John A. Hill/1985(3)	$5,348	$0	$161,667	$281,250

Paul L. Joskow/1997(3)	$5,471	$0	$113,417	$300,000

Kenneth R. Leibler/2006	$5,928	N/A	N/A	$318,750

Robert E. Patterson/1984	$5,928	$0	$106,542	$306,250

George Putnam, III/1984	$5,471	$0	$130,333	$312,500

W. Thomas Stephens/1997(6)	$5,471	$0	$107,125	$300,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

I-14

Conservative Fund

	Aggregate	Pension or retirement	Estimated annual	Total
	compensation	benefits accrued as	benefits from all	compensation
Trustees/Year	from the	part of fund	Putnam funds upon	from all Putnam
	fund	expenses	retirement(1)	funds(2)


Liaquat Ahamed/2012(3)	$2,175	N/A	N/A	$300,000

Ravi Akhoury/2009	$2,078	N/A	N/A	$275,000

Barbara M. Baumann/2010(3)	$2,175	N/A	N/A	$300,000

Jameson A. Baxter/1994(3)(4)	$3,407	$0	$110,533	$458,594

Charles B. Curtis/2001(5)	$1,788	$0	$113,917	$162,500

Robert J. Darretta/2007(3)	$2,091	N/A	N/A	$312,500

Katinka Domotorffy /2012(3)	$2,175	N/A	N/A	$300,000

John A. Hill/1985(3)	$2,127	$0	$161,667	$281,250

Paul L. Joskow/1997(3)	$2,175	$0	$113,417	$300,000

Kenneth R. Leibler/2006	$2,357	N/A	N/A	$318,750

Robert E. Patterson/1984	$2,357	$0	$106,542	$306,250

George Putnam, III/1984	$2,175	$0	$130,333	$312,500

W. Thomas Stephens/1997(6)	$2,175	$0	$107,125	$300,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.


(2) As of December 31, 2015, there were 117 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2015, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:

	Mr.	Ms.	Ms.	Mr.	Ms.	Mr.	Dr.
	Ahamed	Baumann	Baxter	Darretta	Domotorffy	Hill	Joskow

Growth Fund	$6,459	$7,467	$37,141	$23,485	$3,177	$80,250	$27,412
Balanced Fund	$6,224	$7,196	$35,794	$22,633	$3,062	$77,338	$26,417
Conservative Fund	$2,646	$3,059	$15,218	$9,622	$1,302	$32,880	$11,231

(4) Includes additional compensation to Ms. Baxter for service as Chair of the Trustees of the Putnam funds.


I-15

(5) Mr. Curtis retired from the Board of Trustees of the Putnam funds on June 30, 2015.

(6) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008. Upon his retirement in 2008, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. Mr. Stephens was re-appointed to the Board of Trustees of the Putnam funds effective May 14, 2009, and in connection with his re-appointment, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(7) Mr. Reynolds is an "interested person" of the fund and Putnam Management.


Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee’s total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the Board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership


At December 31, 2015, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of each fund, except class Y shares of the Growth Fund of which they owned 1.18%, class Y shares of the Balanced Fund of which they owned 2.21% and class Y shares of the Conservative Fund of which they owned 1.98% and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.

I-16


Growth Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	7.12%

	Pershing, LLC
A	1 Pershing Plaza
	Jersey City, NJ 07399-0001	6.40%

	Edward D Jones & Co
A	Attn: Mutual Fund Shareholder Accounting
	201 Progress Pkwy
	Maryland Hts., MO 63043-3009	5.46%

	Pershing, LLC
B	1 Pershing Plaza
	Jersey City, NJ 07399-0001	9.61%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
B	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	8.53%

	Charles Schwab & Co. Inc. Clearing Account for the
B	Exclusive Benefit of their Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151	5.22%

	First Clearing
	Special Custody Account for the
C	Exclusive Benefit of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523	10.19%

C	Pershing, LLC
	1 Pershing Plaza
	Jersey City, NJ 07399-0001	7.23%

C	Morgan Stanley Smith Barney
Harborside Financial Center
Plaza 2, 3rd Floor
	Jersey City, NJ 07311	6.92%

C	Raymond James
Omnibus For Mutual Funds
	House Acct Firm 92500015	6.89%

I-17

Class	Shareholder name and address	Percentage
		owned

	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, Fl 33716-1100

C	MLPF&S For The Sole Benefit of Its Customers
	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	6.84%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	6.38%

M*	DTM Companies 401(k) Plan
		10.01%

	State Street Bank Ttee
R	Cust fbo ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901	43.11%

	MLPF&S For The Sole Benefit of Its Customers
R	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	13.93%

	Great-West Trust Company, LLC
R5	Recordkeeping for various benefit plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	99.39%

	Great-West Trust Company, LLC
R6	The Putnam Retirement Plan
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	39.35%

	Voya Retirement Insurance & Annuity
R6	Voya Financial
	1 Orange Way
	Windsor, CT 06095-4773	27.72%

	Great-West Trust Company, LLC
R6	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	14.55%

Y**	Putnam Retirement Ready 2040 Fund – Class A shares
		13.95%

	Great-West Trust Company, LLC
Y	Recordkeeping for various benefit plans
	8515 E Orchard Rd. 2T2	10.42%

I-18

Class	Shareholder name and address	Percentage
owned

Greenwood Village, CO 80111-5002

Y**	Putnam Retirement Ready 2035 Fund – Class A shares
9.62%

Great-West Trust Company, LLC
Y	Employee Benefits Clients 401(k)
8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	9.29%

Y**	Putnam Retirement Ready 2030 Fund – Class A shares
8.71%


* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

Balanced Fund

Class	Shareholder name and address	Percentage
		owned


	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	8.10%

	Pershing, LLC
A	1 Pershing Plaza
	Jersey City, NJ 07399-0001	6.93%

	Charles Schwab & Co Inc. Clearing Account
A	For the Exclusive Benefit of Their Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151	5.75%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
B	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	16.08%

I-19

Class	Shareholder name and address	Percentage
		owned

	Pershing, LLC
B	1 Pershing Plaza
	Jersey City, NJ 07399-0001	13.60%

	First Clearing
	Special Custody Account for the
B	Exclusive Benefit of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523	6.32%

	First Clearing
	Special Custody Account for the
C	Exclusive Benefit of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523	12.20%

	Pershing, LLC
C	1 Pershing Plaza
	Jersey City, NJ 07399-0001	10.33%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	8.49%

	Raymond James
	Omnibus For Mutual Funds
C	House Acct Firm 92500015
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, Fl 33716-1100	7.54%

	MLPF&S For The Sole Benefit of Its Customers
C	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	6.54%

M*	DTM Companies 401(k) Plan
		14.15%

	Pershing, LLC
M	1 Pershing Plaza
	Jersey City, NJ 07399-0001	8.11%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
M	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	6.23%

I-20

Class	Shareholder name and address	Percentage
		owned

	State Street Bank Ttee
R	ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901	43.91%

	MLPF&S For The Sole Benefit of Its Customers
R	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	18.39%

	Great-West Trust Company, LLC
R5	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	32.54%

	Great-West Trust Company, LLC
R5	Recordkeeping for various benefit plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	32.24%

	TIAA-Cref Trust Co
	Cust/Ttee Fbo Retirement Plans
R5	For Which TIAA Cref Record Kept Plan
	211 N Broadway Ste 1000
	Saint Louis, MO 63102-2748	29.17%

	Voya Retirement Insurance & Annuity
R6	Voya Financial
	1 Orange Way
	Windsor, CT 06095-4773	31.43%

R6	Great-West Trust Company, LLC
	The Putnam Retirement Plan
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	15.70%

R6	Charles Schwab & Co Inc. Clearing Account
	For the Exclusive Benefit of Their Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151	12.31%

R6	Great-West Trust Company, LLC
	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	11.95%

R6	ICMA Retirement Corporation
	777 N Capitol St Ne Ste. 600
	Washington, DC 20002-4240	8.43%

I-21

Class	Shareholder name and address	Percentage
		owned

R6	State Street Bank & Trust Co
	Cust Mml Fbo Its Clients
	One Lincoln St.
	Boston, MA 02111-2901	7.22%

Y**	Putnam Retirement Ready 2030 Fund – Class A
	shares
		11.32%

	Great-West Trust Company, LLC
Y	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	9.52%

Y**	Putnam Retirement Ready 2025 Fund – Class A
	shares
		8.34%

	Great-West Trust Company, LLC
Y	Recordkeeping for various benefit plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	8.05%

	MLPF&S For The Sole Benefit of Its Customers
Y	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	8.04%

Y**	Putnam Retirement Ready 2020 Fund – Class A
	shares
		7.16%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
Y	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	6.59%


* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

I-22

Conservative Fund

Class	Shareholder name and address	Percentage
		owned


	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	6.95%

A*	Iron Workers Local #17 Annuity Plan
		6.11%

	Pershing, LLC
A	1 Pershing Plaza
	Jersey City, NJ 07399-0001	5.34%

	First Clearing
B	Special Custody Account for the Exclusive Benefit
	of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523	14.44%

	National Financial Services, LLC
B	For the Exclusive Benefit of our Customers
	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	11.81%

B	Pershing, LLC
	1 Pershing Plaza
	Jersey City, NJ 07399-0001	11.51%

	Charles Schwab & Co Inc. Clearing Account
B	For the Exclusive Benefit of Their Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151	5.79%

	MLPF&S For The Sole Benefit of Its Customers
B	Attn. Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	5.26%

	First Clearing
	Special Custody Account for the Exclusive Benefit
C	of Customer
	2801 Market St.
	Saint Louis, MO 63103-2523	13.36%

I-23

Class	Shareholder name and address	Percentage
		owned

	Pershing, LLC
C	1 Pershing Plaza
	Jersey City, NJ 07399-0001	12.40%

	MLPF&S For The Sole Benefit of Its Customers
	Attn. Fund Administration
C	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	6.70%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	5.69%

	LPL Financial
	Omnibus Customer Account
C	Attn: Lindsay O’Toole
	4707 Executive Drive
	San Diego, CA 92121-3091	5.01%

	Pershing, LLC
M	1 Pershing Plaza
	Jersey City, NJ 07399-0001	28.09%

M*	DTM Companies 401(k) Plan
		10.85%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
M	499 Washington Blvd.
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010	6.09%

	State Street Bank Ttee
R	Cust fbo ADP Access
	1 Lincoln St.
	Boston, MA 02111-2901	46.47%

	MLPF&S For The Sole Benefit of Its Customers
R	Attn. Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	19.18%

	Ascensus Trust Company
R	Fbo Statewide Remodeling 401k Plan 038036
	PO Box 10758
	Fargo, ND 58106-0758	8.33%

	Great-West Trust Company, LLC
R5	Recordkeeping for various plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	86.53%

I-24

Class	Shareholder name and address	Percentage
		owned

	FIIOC
	Fbo Johnson Automotive Profit Shar Plan
R5	100 Magellan Way
	Covington, KY 41015-1987	8.03%

	Putnam LLC
R5	One Post Office Square
	Boston, MA 02109	5.11%

	Voya Retirement Insurance & Annuity
R6	Voya Financial
	1 Orange Way
	Windsor, CT 06095-4773	24.20%

	State Street Bank & Trust Co
R6	Cust Mml Fbo Its Clients
	One Lincoln St.
	Boston, MA 02111-2901	20.76%

R6	Great-West Trust Company, LLC
	Employee Benefits Clients 401(k)
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	17.61%

R6	Great-West Trust Company, LLC
	The Putnam Retirement Plan
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	13.95%

R6	ICMA Retirement Corporation
	777 N Capitol St Ne Ste. 600
	Washington, DC 20002-4240	7.07%

R6	NFS LLC
	Fbo FIIOC as Agent For Qualified Employee
	Benefit Plans401k Finops-Ic Funds
	100 Magellan Way #Kw1c
	Covington, KY 41015-1987	6.21%

	Great-West Trust Company, LLC
Y	Recordkeeping for various plans
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002	21.81%

Y**	Putnam Retirement Income Fund Lifestyle 1 –
	Class A shares	13.20%

Y**	Putnam Retirement Ready 2020 Fund – Class A
	shares	13.17%

	MLPF&S For The Sole Benefit of Its Customers
Y	Attn Fund Administration
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484	11.58%

I-25

Class	Shareholder name and address	Percentage
		owned

	Pershing, LLC
Y	1 Pershing Plaza
	Jersey City, NJ 07399-0001	5.65%


* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

Distribution fees


During fiscal 2015, each fund paid the following 12b-1 fees to Putnam Retail Management:

Fund name	Class A	Class B	Class C	Class M	Class R
Growth Fund	$3,612,242	$999,569	$1,923,120	$231,616	$115,148
Balanced Fund	$3,018,132	$779,735	$1,752,637	$227,039	$86,280
Conservative Fund	$1,158,007	$222,402	$711,979	$78,786	$38,572

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:


I-26

		Total	Sales charges retained	Contingent
		front-end	by Putnam Retail	deferred
	Fiscal	sales	Management after dealer	sales
Fund name	year	charges	concessions	charges
Growth Fund	2015	$2,376,947	$391,598	$5,801
	2014	1,856,273	317,877	4,954
	2013	1,478,782	254,008	160
Balanced Fund	2015	$2,618,954	$442,582	$191
	2014	1,842,163	319,750	151
	2013	1,331,327	233,138	54
Conservative Fund	2015	$723,266	$124,323	$31
	2014	498,138	88,774	23
	2013	415,592	70,966	141

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Fund name	Fiscal year	Contingent deferred sales charges
Growth Fund	2015	$36,179
	2014	39,711
	2013	48,288
Balanced Fund	2015	$35,912
	2014	31,898
	2013	38,938
Conservative Fund	2015	$11,386
	2014	10,855
	2013	8,306

I-27

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Fund name	Fiscal year	Contingent deferred sales charges
Growth Fund	2015	$4,645
	2014	2,344
	2013	3,139
Balanced Fund	2015	$6,909
	2014	6,612
	2013	3,468
Conservative Fund	2015	$2,970
	2014	2,509
	2013	2,679

Class M sales charges


Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:


		Total	Sales charges retained
		front-end	by Putnam Retail
	Fiscal	sales	Management after
Fund name	year	charges	dealer concessions
Growth Fund	2015	$27,740	$5,457
	2014	20,791	3,555
	2013	15,963	2,636
Balanced Fund	2015	$53,258	$9,405
	2014	22,284	3,707
	2013	18,572	3,427
Conservative Fund	2015	$18,540	$3,096
	2014	6,293	1,013
	2013	11,069	2,173

I-28

During the funds’ last three fiscal years, Putnam Retail Management received no contingent deferred sales charges with respect to class M shares. Effective November 1, 2015 the funds will no longer assess a contingent deferred sales charge with respect to class M shares.


Investor servicing fees


During the 2015 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc.:

Growth Fund	$3,077,656
Balanced Fund	$2,639,078
Conservative Fund	$1,135,886

PORTFOLIO MANAGERS

Other accounts managed


The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio managers managed as of the funds’ most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account’s performance.


I-29

Growth Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	23*	$6,462,400,000	54**	$2,208,800,000	1	$100,000

Robert Kea	23*	$6,462,400,000	54**	$2,208,800,000	1	$1,400,000

Robert Schoen	25***	$6,520,000,000	54**	$2,208,800,000	7	$227,300,000

Jason Vaillancourt	23*	$6,462,400,000	54**	$2,208,800,000	1	$700,000

* 3 accounts, with total assets of $2,464,800,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $185,200,000, pays an advisory fee based on account performance.

*** 4 accounts, with total assets of $2,473,700,000, pay an advisory fee based on account performance.

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Balanced Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

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James Fetch	23*	$6,662,900,000	54**	$2,208,800,000	1	$100,000

Robert Kea	23*	$6,662,900,000	54**	$2,208,800,000	1	$1,400,000

Robert Schoen	25***	$6,720,600,000	54**	$2,208,800,000	7	$227,300,000

Jason Vaillancourt	23*	$6,662,900,000	54**	$2,208,800,000	1	$700,000

* 3 accounts, with total assets of $2,464,800,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $185,200,000, pays an advisory fee based on account performance.

*** 4 accounts, with total assets of $2,473,700,000, pay an advisory fee based on account performance.

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I-30

Conservative Fund

					Other accounts (including
					separate accounts, managed
	Other SEC-registered		Other accounts that pool		account programs and
Portfolio	open-end and closed-end		assets from more than one		single-sponsor defined
managers	funds		client		contribution plan offerings)

	Number		Number of		Number
	of		accounts		of
	accounts	Assets		Assets	accounts	Assets

James Fetch	23*	$7,783,700,000	54**	$2,208,800,000	1	$100,000

Robert Kea	23*	$7,783,700,000	54**	$2,208,800,000	1	$1,400,000

Robert Schoen	25***	$7,841,300,000	54**	$2,208,800,000	7	$227,300,000

Jason Vaillancourt	23*	$7,783,700,000	54**	$2,208,800,000	1	$700,000

* 3 accounts, with total assets of $2,464,800,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $185,200,000, pays an advisory fee based on account performance.

*** 4 accounts, with total assets of $2,473,700,000, pay an advisory fee based on account performance.

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See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Compensation of portfolio managers

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Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry - competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

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I-31

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For each fund, Putnam evaluates performance based on the fund’s peer rankings in the fund’s Lipper category or categories, as applicable, over the 3-year period. These peer rankings are based on pre-tax performance.

Ownership of securities

The dollar range of shares of each fund owned by each portfolio manager at the end of the fund’s last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Fund	Portfolio managers	Dollar range of shares owned
Growth Fund	James Fetch	$500,001-$1,000,000
	Robert Kea	$0
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	Robert Schoen	$0
	Jason Vaillancourt	$0
Balanced Fund	James Fetch	$100,001-$500,000
	Robert Kea	over $1,000,000
	Robert Schoen	$0
	Jason Vaillancourt	$10,001-$50,000
Conservative Fund James Fetch		$0
	Robert Kea	$0
	Robert Schoen	$0
	Jason Vaillancourt	$0

I-32

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts 02210, is the funds’ independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds’ Annual Report for the funds’ most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

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I-33

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored retirement plans (including, for example, 401(k) plans, employer-sponsored 403(b) plans, and 457 plans) should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

Except as set forth below, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts held in the name of persons or entities that do not have both a residential or business address within the United States (including APO/FPO addresses) and a valid U.S. tax identification number. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments. Non-U.S. institutional clients may invest in a fund, provided that the client is acting for its own account and is not a financial institution (e.g., a broker-dealer purchasing shares on behalf of its customers), and has provided Putnam with documentation (i) that is appropriate to the type of entity seeking to establish the account and (ii) sufficient to enable Putnam Investor Services to determine that the investment would not violate any applicable securities laws or regulations, including non-U.S. laws and regulations.

In addition, Class M shares of Putnam Diversified Income Trust, Putnam Europe Equity Fund, Putnam Global Income Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, and Putnam U.S. Government Income Trust are available for public offering in Japan through certain Japanese registered broker-dealers with whom Putnam Retail Management Limited Partnership has an agreement.

In addition, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts by entities that Putnam Investor Services has reason to believe are involved in the sale or distribution of marijuana, even if such sale or distribution is licensed by a state.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying

January 30, 2016	II-1

information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employer-sponsored retirement plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder’s account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder’s account on the payment date. Dividends for Putnam money market funds are credited to a shareholder’s account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder’s account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

January 30, 2016	II-2

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter’s commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days’ notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

January 30, 2016	II-3

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For funds in the Retirement Income Lifestyle suite, taxable Income Funds and Tax-Exempt Funds (except for Money Market Funds, Putnam Short-Term Municipal Income Fund, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Short-Term Municipal Income Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

January 30, 2016	II-4

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of class A and class T shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Tax Exempt Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and Putnam Tax Exempt Money Market Fund and class A and class T shares of Putnam Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor’s class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor’s CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares’ cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund and Putnam Short-Term Municipal Income Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Putnam Multi-Cap Value Fund, on or around the end of the month five years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The

January 30, 2016	II-5

conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund’s prospectus assumes conversion to class A shares after the applicable period described in the fund’s prospectus.

Sales without sales charges or contingent deferred sales charges

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored retirement plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) clients of administrators or other service providers of employer-sponsored retirement plans which have entered into agreements with Putnam Retail Management or Putnam Investor Services, Inc. or an affiliate (for purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs) (not applicable to tax-exempt funds);

(iii) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(iv) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(v) clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee; and

(vi) college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”).

(vii) Shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a non-retirement plan account.

In the case of paragraph (i) and (vii) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

January 30, 2016	II-6

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulatory Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Ways to Reduce Initial Sales Charges—Class A and Class M Shares

January 30, 2016	II-7

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor’s current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employer-sponsored retirement plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right

January 30, 2016	II-8

of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a SIMPLE IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employer-sponsored retirement plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor’s intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If

January 30, 2016	II-9

an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor’s dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor’s dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor’s dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employer-sponsored retirement plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Retirement Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain employer-sponsored retirement plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employer-sponsored retirement plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material

January 30, 2016	II-10

amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA. Unless noted below or where Putnam Retail Management and the applicable dealer have agreed otherwise, these payments commence in the first year after purchase.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, or, in the case of dealers of record for an employer-sponsored retirement plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

January 30, 2016	II-11

Rate*	Fund

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

January 30, 2016	II-12

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year’s service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except for those listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

January 30, 2016	II-13

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows.

Rate	Fund

0.65%	All Growth, Blend, Value, Global Sector and Asset
Allocation Funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All Income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund,
Putnam Short-Term Municipal Income Fund and
Putnam Short Duration Income Fund) and funds in the
Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund, Putnam Short-Term Municipal
Income Fund and Putnam Floating Rate Income Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all Growth, Blend, Value, Global Sector and Asset Allocation Funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all Income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Short-Term Municipal Income Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record). No payments are made to dealers during the first year after purchase unless Putnam Retail Management did not pay a commission to the dealer at purchase.

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

January 30, 2016	II-14

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

January 30, 2016	II-15

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The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2015:

American Portfolios Financial Services, Inc.	MMC Securities Corp.

Ameriprise Financial Services, Inc.	MetLife Securities, Inc.

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	M&T Securities, Inc.

CCO Investment Services Corp.	Merrill Lynch, Pierce, Fenner & Smith, Inc.
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Cambridge Investment Research, Inc.	NFP Securities, Inc.

Cetera Advisors, LLC	Northwestern Mutual Investment Services, LLC

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Cetera Advisor Networks, LLC	Oppenheimer & Co. Inc.
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Cetera Financial Specialists, LLC	PNC Investments LLC

Cetera Investment Services, LLC	Raymond James & Associates, Inc.

Commonwealth Equity Services	Raymond James Financial Services, Inc.

CUNA Brokerage Services, Inc.	RBC Capital Markets, LLC

CUSO Financial Services, L.P.	Royal Alliance Associates

First Allied Securities, Inc.	Sagepoint Financial, Inc.

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FSC Securities Corporation	Santander Securities LLC

Girard Securities, Inc.	Securities America, Inc.

HD Vest Investment Securities, Inc.	SII Investments

Independent Financial Group, LLC	Stifel, Nicolaus & Company, Incorporated

Investacorp, Inc.	Summit Brokerage Services, Inc.
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INVEST Financial Corporation	SunTrust Bank, Inc.

Investment Centers of America, Inc.	SunTrust Investment Services, Inc.

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Investors Capital Corp.	TD Ameritrade, Inc.

Janney Montgomery Scott LLC	TD Ameritrade Clearing, Inc.

J.P. Morgan Securities, LLC	Triad Advisors, Inc.

J.P. Turner & Company, LLC	U.S. Bancorp Investments, Inc.

Legend Equities Corporation	UBS Financial Services Inc.

Lincoln Financial Advisors Corp.	Voya Financial Advisors, Inc.

Lincoln Financial Securities Corporation	VSR Financial Services, Inc.

Lincoln Investment Planning, Inc.	Wells Fargo Advisors, LLC

LPL Financial LLC	Woodbury Financial Services, Inc.

Additional dealers may receive marketing support payments in 2016 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2015 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.


January 30, 2016	II-16

Program Servicing Payments. Putnam Retail Management and its affiliates also make payments to certain dealers that sell Putnam fund shares through dealer platforms and other investment programs to compensate dealers for a variety of services they provide. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to shareholder recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with dealer platform development and maintenance, fund/investment selection and monitoring, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for shareholders, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

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The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2015:

Charles Schwab & Co., Inc.	Pershing LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC

Morgan Stanley Smith Barney LLC	Transamerica Advisors Life Insurance Company

National Financial Services LLC	Trust Company of America

As noted above, this list of program servicing recipients above is for the year ended December 31, 2015. During 2015, Putnam changed its reporting approach for certain firms that provide administrative services, which results in fewer firms being listed for 2015 than in past years. Additional or different dealers may also receive program servicing payments in 2016 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2015 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

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Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Sub-accounting payments. Certain dealers or other financial intermediaries also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer or other financial intermediary, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no such payments in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an

January 30, 2016	II-17

annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments for other classes vary. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Temporary Defensive Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short Sales

Inflation-Protected Securities	Short-Term Trading

Initial Public Offerings (IPOs)	Special Purpose Acquisition Companies

Interfund Borrowing and Lending	Structured Investments

Inverse Floaters	Swap Agreements

Investment Ratings	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, Putnam Management may take temporary defensive positions that differ from the fund’s usual investment strategies. In implementing these temporary defensive strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers

January 30, 2016	II-18

consistent with such defensive strategies. While temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management’s, and the original lending institution’s, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund’s rights under the loan. As a result, an

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insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund’s investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from

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selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management’s client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the Securities and Exchange Commission (the “SEC”) or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Retirement Income Fund Lifestyle 1, Putnam Global Sector Fund, Putnam Money Market Liquidity Fund and Putnam Short-Term Investment Fund) participates in a syndicated committed line of credit provided by State Street Bank and Trust Company and Northern Trust Company and an uncommitted line of credit provided by State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate. A participating fund in the syndicated committed line of credit that invests more than 10% of its assets in other pooled investment vehicles (other than money market funds) (a “fund-of-funds”) will be required to maintain a 400% asset coverage ratio.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives

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are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code), as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange-Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment

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in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

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A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

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The fund’s currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund’s best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund’s current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock

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market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund’s portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund’s income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of sanctions (whether imposed by the local sovereign or by the United States government), currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund’s investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

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Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

The laws of some foreign countries may limit the fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Some countries also limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms or rights or preferences than securities of the issuer available for purchase by domestic parties, or may directly limit foreign investors’ rights (such as voting rights). Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Foreign laws may also impact the availability of derivatives or hedging techniques relating to a foreign country’s government securities. In each of these situations, the funds’ ability to invest significantly in desired issuers, or the terms of such investments, could be negatively impacted as a result of the relevant legal restriction. Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased, which may subject the fund to greater risk of loss in those securities.

For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank

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or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. Where the fund purchases or sells an option, which is to be settled in cash, to buy or sell a TBA sale commitment, the fund will segregate cash or liquid assets in an amount equal to the current “mark-to-market” value of the option. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event

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the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund’s portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund’s potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

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Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund’s position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund’s existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund’s net assets.

Each Putnam fund has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, neither these funds nor Putnam Management are subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management’s intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

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For example, the Standard & Poor’s 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management’s ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the

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index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund’s portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy

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such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

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The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

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To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund may lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund and Putnam Short-Term Investment Fund are the only Putnam funds expected to make their uninvested cash reserves available for Interfund Loans.

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If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s

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total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 under the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely

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affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

In July 2014, the SEC adopted amendments to the rules governing money market funds, which may affect the fund’s operations. Under the rule amendments, non-government money market funds will be required to use a floating net asset value, so that the value of a money market fund’s shares will change over time with the market values of the fund’s portfolio investments, unless they have policies and procedures reasonably designed to limit

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all beneficial owners of the fund’s shares to natural persons. Money market funds that are subject to the floating net asset value requirements will be required to cease using the amortized cost method to value their shares and to effect transactions in fund shares at a net asset value per share calculated out to the fourth decimal point (e.g., $1.0004 or $0.9998 instead of $1.00). The amendments also permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request and/or to suspend redemptions for a period of up to ten business days if less than 30% of the fund’s total assets are invested in “weekly liquid assets,” which includes cash, certain government securities and securities with a remaining maturity of, or subject to a demand feature that is exercisable and payable within, five business days. Non-government money market funds will be required to impose a redemption fee if less than 10% of the fund’s total assets are invested in weekly liquid assets, unless the fund’s board of directors determines that imposing such a fee is not in the best interests of the fund. Full compliance with the rule amendments is currently required by October 2016.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund’s ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s Investors Service, Inc. or Standard & Poor’s (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund’s fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund’s fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund’s net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund’s goal(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund’s assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major

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portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund’s net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase the fund’s operating expenses and adversely affect the fund’s net asset value. In the case of tax-exempt funds, any income derived from the fund’s ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund’s intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund’s goals is more dependent on Putnam Management’s investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

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Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain

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circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund’s ability to buy or sell those securities at any particular time.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

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The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund’s goal(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. In order for a put option to be profitable, the market price of the

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underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund’s options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management’s expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management’s expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on the fund’s ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is

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imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund’s ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security’s "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be

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more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund’s investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund’s net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities. Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will

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indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

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The fund’s investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

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Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

Each fund may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales and to investments by a money market fund and Putnam Short Term Investment Fund. Money market funds and Putnam Short Term Investment Fund may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund’s cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund’s present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

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The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when

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it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment

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considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund’s objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund’s investment policies, under certain market conditions the fund’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund’s portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund’s portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter.

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Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). A swap agreement may be structured with reference to an index of securities that is created and maintained by the swap counterparty. The fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. See “—Futures Contracts and Related Options.” A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If

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a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. If the returns of an index upon which a swap is based are unavailable or cannot be calculated (including where the index is created and maintained by the swap counterparty), the fund may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

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The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

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The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund’s goals is more dependent on Putnam Management’s investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond’s price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a

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market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of

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Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

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From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund’s portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its goal and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisors for the current law on tax-exempt bonds and securities.

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Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

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In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund’s ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

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(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

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(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

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(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

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If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

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The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, in excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders

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of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general. a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if

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the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

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In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the 70% dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the

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fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will notify its shareholders in a written statement of the portion of distributions for the taxable year that constitutes exempt-interest dividends.

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Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for U.S. federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year. Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until, and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

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If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

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If the fund were to own 20% or more of the voting interests of an investment company, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the investment company to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the investment company’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

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If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

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Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

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In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

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In addition to the special rules described above in respect of options and futures transactions, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives do not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

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The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds the sum of its taxable income and tax-exempt income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

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Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

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In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders.

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Income of a fund that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the fund. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund’s investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution in and with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. Dividends and distributions on the fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

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Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the fund may elect to accrue market discount currently, in which case the fund will be required to include the accrued market discount in the fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

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If the fund holds the foregoing kinds of securities, or other debt securities subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such securities.

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Securities purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or

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maturity of such bonds acquired on or after January 4, 2013, the fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortized premium.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default, present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

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Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If the fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset long-term capital gains. The fund must use any post 2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryforwards available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in this Part II of the SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Passive Foreign Investment Companies. Investments treated as equity for federal income tax purposes in certain “passive foreign investment companies” (“PFICs”, as defined below) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the disposition of its investment in such a company. This tax cannot be eliminated by making distributions

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to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur the tax and interest charges described above in some instances.

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A PFIC is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

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Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses generally will reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

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Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.

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Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements the precise effect of an investment on their particular tax situation.

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Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. person” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

The exception to withholding for “interest-related dividends” generally applies with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the

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foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported by the fund in a written notice to shareholders. The exception to withholding for “short-term capital gain dividends” applies to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund in a written notice to shareholders (a “short-term capital gain dividend”).

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g.,; dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends, unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a

January 30, 2016	II-70

creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including RICs and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.

If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier RIC or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.

Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

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Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.

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Other reporting and withholding requirements. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays on or after January 1, 2017 (which date, under recent Treasury guidance, is expected to be delayed until on or after January 1, 2019). If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends). Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

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January 30, 2016	II-71

MANAGEMENT

Trustees

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution (a nonprofit
1952), Trustee since 2012	Prize for Lords of	public policy organization). Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from Trinity
College, Cambridge University and an M.A. in
economics from Harvard University.

Ravi Akhoury (Born 1947),	Served as Chairman and	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	CEO of MacKay Shields	Helper, Inc. (each a private software company). Mr.
	(a multi-product	Akhoury previously served as Director of Jacob
	investment management	Ballas Capital India (a non-banking finance company
	firm) from 1992 to 2007.	focused on private equity advisory services) and a
member of its Compensation Committee. He also
served as Director and on the Compensation
Committee of MaxIndia/New York Life Insurance
Company in India. Mr. Akhoury is also a Trustee of
the Rubin Museum, serving on the Investment
Committee, and of American India Foundation. Mr.
Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income investment management
subsidiary of BNP Paribas). He previously served on
the Board of Bharti Telecom (an Indian
telecommunications company) and was a member of
its Audit and Compensation Committees. He also
served on the Board of Thompson Press (a publishing
company) and was a member of its Audit Committee.
Mr. Akhoury graduated from the Indian Institute of
Technology with a BS in Engineering and obtained
an MS in Quantitative Methods from SUNY at Stony
Brook.

January 30, 2016	II-72

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Barbara M. Baumann (Born	President of Cross Creek	Director of Buckeye Partners, L.P. (a publicly traded
1955), Trustee since 2010	Energy Corporation, a	master limited partnership focused on pipeline
	strategic consultant to	transport, storage and distribution of petroleum
	domestic energy firms	products) and Devon Energy Corporation (a leading
	and direct investor in	independent natural gas and oil exploration and
	energy projects.	production company). She serves on the board of The
Denver Foundation, is a former Chair of the Board,
and a current Board member, of Girls Inc. of Metro
Denver (a nonprofit organization benefitting young
women), and serves on the Finance Committee of the
Children’s Hospital of Colorado. Until September
2014, Ms. Baumann was a director of UNS Energy
Corporation (a publicly held electric and gas utility in
Arizona). Until May 2014, Ms. Baumann was a
Director of SM Energy Corporation (a publicly held
U.S. exploration and production company). Until
May 2012, Ms. Baumann was a Director of CVR
Energy, Inc. (a publicly held petroleum refiner and
fertilizer manufacturer). Prior to 2003, she was
Executive Vice President of Associated Energy
Managers, LLC (a domestic private equity firm).
From 1981 until 2000 she held a variety of financial
and operational management positions with the
global energy company Amoco Corporation and its
successor, BP. Ms. Baumann holds a B.A. from
Mount Holyoke College and an MBA from The
Wharton School of the University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chair of the Mutual Fund Directors Forum; Director
1943), Trustee since 1994,	Associates, Inc., (a	of the Adirondack Land Trust; and Trustee of the The
Vice Chair from 2005 to 2011	private investment firm).	Nature Conservancy’s Adirondack Chapter. Until
and Chair since 2011		2011, Ms. Baxter was a Director of ASHTA
Chemicals Inc. Until 2007, Ms. Baxter was a
Director of Banta Corporation (a printing and supply
chain management company), Ryerson, Inc. (a
metals service company) and Advocate Health Care.
She has also served as a director on a number of other
boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

January 30, 2016	II-73

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group. From	diversified health care conglomerate). Mr. Darretta
	2009-2012, Mr. Darretta	received a B.S. in Economics from Villanova
	served as the Health Care	University.
Industry Advisor to
Permira, (a global private
equity firm). Prior to
2007, Mr. Darretta was
the Chief Financial
Officer of Johnson &
Johnson.

Katinka Domotorffy (Born	Voting member of the	Director of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committees	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy; Great Lakes Science Center. Ms.
	Charitable Trust and	Domotorffy holds a BSc in Economics from the
	Margaret A. Cargill	University of Pennsylvania and an MSc in
	Foundation, part of the	Accounting and Finance from the London School of
	Margaret A. Cargill	Economics.
Philanthropies. Prior to
2012, Ms. Domotorffy
was Partner, Chief
Investment Officer, and
Global Head of
Quantitative Investment
Strategies at Goldman
Sachs Asset
Management

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in the	of the Advisory Board of the Millstein Center for
	diversified world-wide	Global Markets and Corporate Ownership at the
	energy industry).	Columbia University Law School. Mr. Hill received
a B.A in Economics from Southern Methodist
University and pursued graduate studies as a
Woodrow Wilson Fellow.

January 30, 2016	II-74

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Paul L. Joskow (Born 1947),	President of the Alfred P.	Trustee of Yale University; a Director of Exelon
Trustee since 1997	Sloan Foundation (a	Corporation (an energy company focused on power
	philanthropic institution	services); and a Member of the Board of Overseers of
	focused primarily on	the Boston Symphony Orchestra. Prior to April 2013,
	research and education	he served as Director of TransCanada Corporation
	on issues related to	and TransCanada Pipelines Ltd. (energy companies
	science, technology and	focused on natural gas transmission, oil pipelines,
	economic performance).	and power services.) Prior to August 2007, he served
	He is the Elizabeth and	as a Director of National Grid (a U.K.-based holding
	James Killian Professor	company with interests in electric and gas
	of Economics, Emeritus	transmission and distribution and
	at the Massachusetts	telecommunications infrastructure). Prior to July,
	Institute of Technology	2006, he served as President of the Yale University
	(“MIT”).	Council. Prior to February 2005, he served on the
	Prior to 2007, he was the	board of the Whitehead Institute for Biomedical
	Director of the Center for	Research (a non-profit research institution). Prior to
	Energy and	February 2002, he was a Director of State Farm
	Environmental Policy	Indemnity Company (an automobile insurance
	Research at MIT.	company), and prior to March 2000, he was a
Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a Director
	derivatives securities).	of ISO New England (the organization responsible
	He currently serves on	for the operation of the electric generation system in
	the Board of Trustees of	the New England states). Prior to 2000, he was a
	Beth Israel Deaconess	Director of the Investment Company Institute in
	Hospital in Boston and as	Washington, D.C. Prior to January 2005, Mr. Leibler
	a Director of Beth Israel	served as Chairman and Chief Executive Officer of
	Deaconess Care	the Boston Stock Exchange. Prior to January 2000,
	Organization, an	he served as President and Chief Executive Officer of
	accountable care group	Liberty Financial Companies (a publicly traded
	jointly owned by the	diversified asset management organization). Prior to
	medical center and its	June 1990, he served as President and Chief
	affiliated physicians	Operating Officer of the American Stock Exchange
	network. He is also	(AMEX). Prior to serving as AMEX President, he
	Director of Eversource	held the position of Chief Financial Officer, and
	Corporation, which	headed its management and marketing operations.
	operates New England’s	Mr. Leibler graduated with a B.A in Economics from
	largest energy delivery	Syracuse University.
system.

January 30, 2016	II-75

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Robert E. Patterson (Born	Co-Chairman of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, Inc. (a private	Trustee of the Joslin Diabetes Center. Prior to
	equity firm investing in	December 2001, Mr. Patterson served as the
	commercial real estate)	President and as a Trustee of Cabot Industrial Trust
	and Chairman of the	(a publicly-traded real estate investment trust). He
	Investment Committee	has also served as a Trustee of the Sea Education
	of Cabot Properties.	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered investment
adviser involved in institutional real estate
investments). Prior to 1990, he served as Executive
Vice President of Cabot, Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts
Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was a
	other research services)	Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Until 2014, Mr. Stephens was a Director of
1942), Trustee from	Stephens was Chairman	TransCanadaPipelines Ltd. (an energy infrastructure
1997-2008, and since 2009	and Chief Executive	company). Until 2010, Mr. Stephens was a Director
	Officer of Boise	of Boise Inc. (a manufacturer of paper and packaging
	Cascade, LLC (a paper,	products). Until 2004, Mr. Stephens was a Director
	forest product and	of Xcel Energy Incorporated (a public utility
	timberland assets	company), Qwest Communications and Norske
	company).	Canada, Inc. (a paper manufacturer). Until 2003, Mr.
Stephens was a Director of Mail-Well, Inc. (a
diversified printing company). Prior to July 2001,
Mr. Stephens was Chairman of Mail-Well. Mr.
Stephens holds B.S. and M.S. degrees from the
University of Arkansas.

January 30, 2016	II-76

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments	Museum, Dana-Farber Cancer Institute, and Boston
	since 2008 and, since	Chamber of Commerce. He is a member of the Chief
	2014, President and	Executives Club of Boston, the National
	Chief Executive Officer	Innovation Initiative, and the Council on
	of Great-West Financial,	Competitiveness, and he is a former President of the
	a financial services	Commercial Club of Boston. Prior to 2008, he
	company that provides	served as a Director of FMR Corporation, Fidelity
	retirement savings plans,	Investments Insurance Ltd., Fidelity Investments
	life insurance, and	Canada Ltd., and Fidelity Management Trust
	annuity and executive	Company and as a Trustee of the Fidelity Family of
	benefits products, and of	Funds. Mr. Reynolds received a B.S. in Business
	Great-West Lifeco U.S.	Administration with a major in Finance from West
	Inc., a holding company	Virginia University.
that owns Putnam
Investments and
Great-West Financial.
Member of Putnam
Investments’ and
Great-West Financial’s
Board of Directors. Prior
to joining Putnam
Investments in 2008, Mr.
Reynolds was Vice
Chairman and Chief
Operating Officer of
Fidelity Investments
from 2000 to 2007.

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1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2015, there were 117 Putnam Funds.

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2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

January 30, 2016	II-77

Trustee Qualifications

Each of the fund’s Trustees was most recently elected by shareholders of the fund during 2014, although most of the Trustees have served on the Board for many years. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee’s record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the Board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury’s experience as Chairman and Chief Executive Officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of multiple NYSE companies.

Jameson A. Baxter -- Ms. Baxter’s experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chair of the Mutual Fund Directors Forum.

Robert J. Darretta -- Mr. Darretta’s experience as the Chief Financial Officer and Vice Chairman of the board of a major NYSE health products company.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

John A. Hill -- Mr. Hill’s experience as founder and chairman of an open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the United States.

Paul L. Joskow -- Dr. Joskow’s education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

January 30, 2016	II-78

Kenneth R. Leibler -- Mr. Leibler’s extensive experience in the financial services industry, including as Chief Executive Officer of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and Chief Executive Officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens’s extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’s extensive experience as a senior executive of one of the largest mutual fund organizations in the United States and his current role as President and Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1], Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, and Compliance Liaison, The Putnam Funds.
Executive Officer, and Compliance
Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal Financial		Putnam Management.
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

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Michael J. Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Treasurer, and Clerk		Senior Financial Analyst, Old Mutual Asset
Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Principal Accounting		Investments and Putnam Management.
Officer, and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services, Putnam
Vice President and Assistant		Management.
Treasurer

January 30, 2016	II-79

Name, Address[1], Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

James P. Pappas (Born 1953)	Since 2004	Director of Trustee Relations, Putnam Investments
Vice President		and Putnam Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Director of Proxy Voting and
Vice President, Director of Proxy		Corporate Governance, Assistant Clerk, and
Voting and Corporate Governance,		Associate Treasurer, The Putnam Funds.
Assistant Clerk, and Associate
Treasurer

1 The address of each Officer is One Post Office Square, Boston, MA 02109.

2 Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3 Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4 Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund’s last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 12 of the 13 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session (i.e., without representatives of your fund’s investment manager or its affiliates present). An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. The Executive Committee, Audit, Compliance and Distributions Committee, and Board Policy and Nominating Committee are authorized to take action on certain matters as specified in their charters or in policies and procedures relating to the governance of the funds; with respect to other matters, these committees review and evaluate and make recommendations to the Trustees as they deem appropriate. The other committees also review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and independent registered public accountants as well as other experts. The committees meet as often as appropriate, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each

January 30, 2016	II-80

committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund’s affairs. While risk management is the primary responsibility of the fund’s investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board’s committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund’s investment manager how it monitors and controls such risks.

Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent registered public accountants and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent registered public accountants, including their independence. The Committee also oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at putnam.com/individual. The Committee currently consists of Messrs. Darretta (Chairperson), Akhoury, Hill and Patterson, and Mses. Baumann and Domotorffy.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Leibler, Patterson and Putnam, Dr. Joskow and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds’ policies regarding the execution of portfolio trades and Putnam Management’s practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii)

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by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Ahamed, Leibler, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds’ assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Putnam (Chairperson), Ahamed, Leibler and Stephens, Dr. Joskow and Ms. Baxter.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to review annual and ongoing goals, objectives and priorities for the Board of Trustees and to facilitate coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Leibler, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated goals and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Mses. Domotorffy (Chairperson) and Baumann, Messrs. Ahamed, Leibler, Putnam and Stephens and Dr. Joskow. Investment Oversight Committee B currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 under the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mses. Baumann (Chairperson) and Domotorffy, and Messrs. Akhoury, Darretta, Hill and Patterson.

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

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For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of

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commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through the expiration of the one-year period following the effective date of the annual update of each fund’s Registration Statement, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, any upward or downward adjustments to a fund’s base management fee, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund’s assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes

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investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

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Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam

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Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

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The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund’s portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund’s best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the

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nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management’s authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund’s trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund’s portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements

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established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. Effective January 1, 2015, the fee paid to Putnam Investor Services with respect to assets attributable to non-defined contribution plan accounts (which include accounts maintained directly with the fund, accounts underlying omnibus accounts maintained by financial intermediaries with the fund, accounts of Section 529 college savings plans that are allocated to the fund and accounts of certain funds that operate as funds-of-funds that are allocated to the fund (collectively “retail accounts”)) holding class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is an annual fee that includes (1) a per account fee for each retail account of the fund and each of the other funds in its specified category, which is totaled and then allocated among each of the funds in the category based on the average daily net assets of each fund, and (2) a fee based on a specified rate of each fund’s average daily net assets. The fund categories used for purposes of calculating the per account fee described above are based on asset classes. The accounts of 529 plans and certain funds-of-funds are included in the determination of the number of accounts at the underlying fund level in proportion to the percentage of the investing fund’s assets that are invested in the particular underlying fund.

The fees paid to Putnam Investor Services with respect to defined contribution plan accounts holding class A, class B, class C, class M, class R, class T and class Y shares are based on a specified rate of the fund’s average daily net assets attributable to such defined contribution plan accounts.

Putnam Investor Services has agreed, through December 31, 2015, that the aggregate investor servicing fees for each fund’s retail and defined contribution plan accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts.

The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund.

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The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares.

The fee paid to Putnam Investor Services with respect to class I and class P shares is based on an annual rate of 0.01% of each fund’s average assets attributable to class I shares and class P shares, respectively.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties may provide certain sub-accounting and similar recordkeeping services for their customers’ accounts.

In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of underlying accounts in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the heading “Distribution Plans – Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 under the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded

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over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the NYSE, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

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The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m. Eastern Time for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

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Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through an employer-sponsored retirement plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details. A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder’s agent whenever it receives instructions to carry out a transaction on the shareholder’s account. Upon receipt of instructions that shares are to be purchased for a shareholder’s account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services’ fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC

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paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor’s basis.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, that the class A shares are no longer subject to a CDSC and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class A shares without a sales charge because the shareholders are (i) clients of broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) clients of broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund ‘supermarket’ or retail self-directed brokerage account (with or without the imposition of a transaction fee) may exchange their class C shares for class A shares

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of the same fund, provided that (i) the class C shares are no longer subject to a CDSC and (ii) class A shares of such fund are offered to residents of the shareholder’s state.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class M shareholders who are eligible to purchase class Y shares may exchange their Class M shares for class Y shares of the same fund, provided that class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss. Shareholders should be aware that (i) the same-fund exchange privilege may be effected only if permitted by a shareholder’s dealer of record, (ii) the same-fund exchange privilege may not be available for all accounts and may not be offered by all dealers, financial institutions and other intermediaries through which a shareholder may hold shares, and (iii) the dealer of record through whom a shareholder holds shares may be authorized (e.g., under its account or similar agreement with a shareholder) to reject any same-fund exchange. None of the Putnam funds, Putnam Retail Management or Putnam Investor Services are responsible for any determinations made, or any actions taken, by a shareholder’s dealer of record in respect of same-fund exchanges. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund’s distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund’s distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these goal(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

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Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including SIMPLE IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

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Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, plan administration arrangements are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. To the extent consistent with applicable laws and regulations, the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

POLICY ON EXCESSIVE SHORT-TERM TRADING

As disclosed in the prospectus of each fund other than Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund, Putnam Money Market Liquidity Fund and Putnam Short Duration Income Fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Putnam Management’s Compliance Department currently uses multiple reporting tools in an attempt to detect short-term trading activity occurring in shareholder accounts. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions, as defined in the prospectus, above a specified dollar amount within a specified period of time. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $25,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning.

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To the extent that short-term trading activity continues, additional measures may be taken. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

For Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

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For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, Retirement Income Fund Lifestyle 1, and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

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The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians (including one or more sub-custodians for each non-U.S. market in which the fund purchases securities), pricing services (including IDC, Reuters, Markit, Statpro, Standard & Poors, Bloomberg, ICE ClearCredit, LCH Swapclear, PriceServ and CME Group), independent registered public accounting firm (KPMG LLP or PricewaterhouseCoopers LLP), legal counsel (Ropes & Gray LLP and, for funds sold in Japan, Mori Hamada & Matsumoto), financial printer and filing agent (McMunn Associates, Inc., Newsfile Corp.), proxy voting service (Glass, Lewis & Co) and securities lending agent (Goldman Sachs Bank USA). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc,. Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds (such as equity funds or fixed income funds) and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. Below are descriptions of ratings, as provided by the rating agencies, which represent opinions as to the quality of various debt instruments.

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Moody’s Investors Service, Inc.

Global Long-Term Rating Scale (original maturity of 1 year or more)

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale (original maturity of 13 months or less)

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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US Municipal Short-Term Obligation Ratings

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MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

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US Municipal Demand Obligation Ratings

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VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s

Long-Term Issue Credit Ratings (original maturity of one year or more)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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BB; B; CCC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings (original maturity of 365 days or less)

A-1 – A short-term obligation rated’A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

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A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Municipal Short-Term Note Ratings (original maturity of 3 years or less)

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

Fitch Ratings

Long-Term Rating Scales

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

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BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial credit risk. Default is a real possibility.

CC – Very high levels of credit risk. Default of some kind appears probable.

C – Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

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Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Issuer Default Rating (IDR) category, or to Long-Term IDR categories below ‘B’.

Short-Term Ratings

F1 – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

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I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

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• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board), or

• who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election

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(sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

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► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the amount per employee under the plan is unlimited, or

the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits). In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a

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result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

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► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Voting Director’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or

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to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

• the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

• applicable state law does not otherwise provide shareholders with the right to call special meetings.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having

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met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment

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upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

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III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U. S. issuers, except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

• the board has not established a nominating committee composed of a majority of independent directors.

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Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

• the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

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Italy

► The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

• fewer than half of the directors are outside directors,

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• the board has not established a nominating committee with at least half of the members being outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

► The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

► The funds will withhold votes from the entire board of directors if

• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

• the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

• the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

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In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

► The funds will withhold votes from the entire board of directors if

• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

• the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

• the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• fewer than half of the directors are independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

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► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

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Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

► The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

► The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

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► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

► In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds’ standard dilution test.

France

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

January 30, 2016	II-125

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

China

► The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

January 30, 2016	II-126

France

► The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

► The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

► The funds will vote for proposals to amend a company’s charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

January 30, 2016	II-127

► If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board’s governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company’s accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

January 30, 2016	II-128

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 23, 2015

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodian(s) to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular

January 30, 2016	II-129

proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds’ proxies. The Proxy Voting Director will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management’s investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund’s proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company’s shareholders in advance of the company’s shareholder meeting, typically to explain and to provide the company’s perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company), the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

For referred proxy questions that involve investment considerations, the Proxy Voting Director will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each item referred to Putnam Management’s investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of such review. After receiving a referral item from the Proxy Voting Director, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and

January 30, 2016	II-130

Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management’s investment professionals (and the related Conflicts Report) in determining how to vote the funds’ proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009 and January 24, 2014.

January 30, 2016	II-131

Appendix B

January 30, 2016	II-132

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders of Putnam Dynamic Asset Allocation Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Growth Fund (the “fund”) at September 30, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2015 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 2015

24 Dynamic Asset Allocation Growth Fund

The fund’s portfolio 9/30/15

COMMON STOCKS (63.2%)*	Shares	Value

Banking (5.6%)
Access National Corp.	8,380	$170,701

Axis Bank, Ltd. (India)	116,643	883,935

Banco de Sabadell SA (Spain)	84,834	155,829

Banco Latinoamericano de Exportaciones SA Class E (Panama)	18,650	431,748

Banco Macro SA ADR (Argentina) †	10,708	411,187

Banco Santander SA (Spain)	180,990	963,715

Bank Hapoalim BM (Israel)	70,985	357,331

Bank of America Corp.	1,209,100	18,837,778

Bank of China, Ltd. (China)	1,839,000	795,991

Bank of Ireland (Ireland) †	1,571,898	611,936

Bank of New York Mellon Corp. (The)	197,900	7,747,785

Bank of Queensland, Ltd. (Australia)	42,335	346,160

Barclays PLC (United Kingdom)	183,020	676,635

BNP Paribas SA/New York, NY (France)	57,779	3,402,359

BofI Holding, Inc. †	3,039	391,514

Cardinal Financial Corp.	16,134	371,243

China Construction Bank Corp. (China)	1,997,000	1,337,685

Citizens & Northern Corp.	10,431	203,613

Commercial International Bank Egypt SAE GDR (Egypt)	236,208	1,449,684

Credicorp, Ltd. (Peru)	1,159	123,271

Credit Agricole SA (France)	130,334	1,495,452

Credit Suisse Group AG (Switzerland)	42,779	1,029,164

Customers Bancorp, Inc. †	21,682	557,227

DNB ASA (Norway)	10,568	137,722

Dubai Islamic Bank PJSC (United Arab Emirates)	433,326	794,284

East West Bancorp, Inc.	5,840	224,373

Farmers Capital Bank Corp. †	7,558	187,816

FCB Financial Holdings, Inc. Class A †	15,939	519,930

Federal Bank, Ltd. (India)	506,205	494,822

Financial Institutions, Inc.	10,775	267,005

First Community Bancshares, Inc.	10,175	182,133

First NBC Bank Holding Co. † S	11,570	405,413

FirstMerit Corp.	12,675	223,967

Flushing Financial Corp.	10,678	213,774

Grupo Financiero Banorte SAB de CV (Mexico)	215,842	1,058,724

Hanmi Financial Corp.	21,363	538,348

Heartland Financial USA, Inc.	7,226	262,232

Home Capital Group, Inc. (Canada) S	19,500	468,029

Horizon Bancorp	8,124	192,945

ING Groep NV GDR (Netherlands)	79,016	1,121,686

Itau Unibanco Holding SA ADR (Preference) (Brazil)	75,000	496,500

JPMorgan Chase & Co.	355,677	21,685,627

King’s Town Bank Co., Ltd. (Taiwan)	598,000	422,669

Lloyds Banking Group PLC (United Kingdom)	157,885	179,985

MainSource Financial Group, Inc.	16,040	326,574

Meta Financial Group, Inc.	5,916	247,111

Dynamic Asset Allocation Growth Fund 25

COMMON STOCKS (63.2%)* cont.	Shares	Value

Banking cont.
Metro Bank PLC (acquired 1/15/14, cost $189,830) (Private)
(United Kingdom) † ΔΔF	8,918	$215,514

Mizuho Financial Group, Inc. (Japan)	1,679,000	3,153,763

Opus Bank	9,530	364,427

Pacific Premier Bancorp, Inc. †	10,099	205,212

PacWest Bancorp	4,302	184,169

Peoples Bancorp, Inc.	9,952	206,902

Permanent TSB Group Holdings PLC (Ireland) †	138,138	734,482

Popular, Inc. (Puerto Rico) †	59,239	1,790,795

Regions Financial Corp.	497,900	4,486,079

Renasant Corp.	9,039	296,931

Republic Bancorp, Inc. Class A	6,471	158,863

Resona Holdings, Inc. (Japan)	479,800	2,451,403

Shinsei Bank, Ltd. (Japan)	203,000	419,319

Skandinaviska Enskilda Banken AB (Sweden)	125,231	1,338,391

Societe Generale SA (France)	33,063	1,478,976

State Street Corp.	191,100	12,843,831

Sumitomo Mitsui Financial Group, Inc. (Japan)	88,900	3,384,200

Talmer Bancorp, Inc. Class A	17,769	295,854

United Community Banks, Inc.	10,732	219,362

Virgin Money Holdings UK PLC (United Kingdom) †	102,697	601,445

Wells Fargo & Co.	100,082	5,139,211

Woori Bank (South Korea)	28,342	224,183

YES Bank, Ltd. (India)	53,885	601,568

114,198,492
Basic materials (2.5%)
Aceto Corp.	7,394	202,965

Akzo Nobel NV (Netherlands)	6,408	416,588

Amcor, Ltd. (Australia)	123,929	1,151,303

American Vanguard Corp.	29,611	342,303

Andersons, Inc. (The)	6,635	225,988

ArcelorMittal SA (France)	77,460	404,730

Assa Abloy AB Class B (Sweden)	19,587	351,817

BASF SE (Germany)	44,051	3,361,285

BHP Billiton, Ltd. (Australia)	33,641	530,576

Braskem SA Class A (Preference) (Brazil)	134,200	564,287

Cabot Corp.	5,045	159,220

Cambrex Corp. †	12,477	495,087

Chicago Bridge & Iron Co. NV S	9,692	384,385

Compagnie De Saint-Gobain (France)	10,244	444,996

Continental Building Products, Inc. †	26,973	554,025

CRH PLC (Ireland)	5,702	150,838

Domtar Corp. (Canada)	7,381	263,871

Dow Chemical Co. (The)	3,800	161,120

EMS-Chemie Holding AG (Switzerland)	2,303	949,507

EVA Precision Industrial Holdings, Ltd. (Hong Kong)	3,406,000	669,937

Evonik Industries AG (Germany)	24,843	830,355

Fortescue Metals Group, Ltd. (Australia) S	410,540	527,565

Glencore PLC (United Kingdom)	354,216	493,600

26 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Basic materials cont.
Graphic Packaging Holding Co.	140,600	$1,798,274

Innophos Holdings, Inc.	5,965	236,453

Innospec, Inc.	7,713	358,732

Kraton Performance Polymers, Inc. †	7,735	138,457

Kuraray Co., Ltd. (Japan)	41,900	523,328

LG Chemical, Ltd. (South Korea)	3,422	831,500

Lonmin PLC (United Kingdom) †	2,379	586

Lotte Chemical Corp. (South Korea)	2,422	551,708

LyondellBasell Industries NV Class A	89,898	7,493,897

Minerals Technologies, Inc.	3,168	152,571

Mitsubishi Gas Chemical Co., Inc. (Japan)	57,000	263,668

Mitsubishi Materials Corp. (Japan)	299,000	912,101

Mondi PLC (South Africa)	24,206	508,020

Mota-Engil Africa NV (Angola)	15,508	61,579

Mota-Engil SGPS SA (Portugal) S	389,335	827,260

Nitto Denko Corp. (Japan)	20,700	1,243,267

NN, Inc.	21,110	390,535

Orion Engineered Carbons SA (Luxembourg)	18,375	265,519

Patrick Industries, Inc. †	13,680	540,223

PhosAgro OAO GDR (Russia)	49,153	678,739

PTT Global Chemical PCL (Thailand)	433,500	641,979

Rio Tinto PLC (United Kingdom)	20,371	683,421

Royal Boskalis Westminster NV (Netherlands)	15,922	697,010

Sealed Air Corp.	85,900	4,026,992

Sherwin-Williams Co. (The)	36,000	8,020,080

Siam Cement PCL (The) NVDR (Thailand)	40,500	518,777

Smurfit Kappa Group PLC (Ireland)	5,314	142,859

Sumitomo Metal Mining Co., Ltd. (Japan)	71,000	808,464

Symrise AG (Germany)	2,009	120,679

Syngenta AG (Switzerland)	383	123,013

ThyssenKrupp AG (Germany)	73,077	1,279,636

Trex Co., Inc. †	2,933	97,757

UPM-Kymmene OYJ (Finland)	73,626	1,106,169

US Concrete, Inc. †	7,476	357,278

voestalpine AG (Austria)	15,006	516,319

Weyerhaeuser Co. R	20,800	568,672

Yara International ASA (Norway)	6,488	259,267

51,381,137
Capital goods (4.0%)
ABB, Ltd. (Switzerland)	67,210	1,190,260

ACS Actividades de Construccion y Servicios SA (Spain)	20,899	600,963

Aerospace Industrial Development Corp. (Taiwan)	12,000	14,406

AGCO Corp.	42,700	1,991,101

Airbus Group SE (France)	15,498	920,519

Allison Transmission Holdings, Inc.	165,300	4,411,857

Altra Industrial Motion Corp.	12,065	278,943

Argan, Inc.	14,318	496,548

Avery Dennison Corp.	28,300	1,600,931

AZZ, Inc.	4,637	225,776

Dynamic Asset Allocation Growth Fund	27

COMMON STOCKS (63.2%)* cont.	Shares	Value

Capital goods cont.
BAE Systems PLC (United Kingdom)	237,437	$1,612,013

Bharat Electronics, Ltd. (India)	34,815	603,288

Boer Power Holdings, Ltd. (China)	244,000	411,806

Bombardier, Inc. Class B (Canada)	72,000	90,101

Carlisle Cos., Inc.	12,400	1,083,512

Chase Corp.	3,902	153,700

Cleanaway Co., Ltd. (Taiwan)	123,000	550,144

Cooper-Standard Holding, Inc. †	6,899	400,142

Crown Holdings, Inc. †	140,700	6,437,025

Cubic Corp.	12,624	529,451

Douglas Dynamics, Inc.	6,104	121,225

Fabrinet (Thailand) †	34,664	635,391

General Dynamics Corp.	95,900	13,229,405

Hyster-Yale Materials Holdings, Inc.	3,165	183,032

IDEX Corp.	35,200	2,509,760

Ingersoll-Rand PLC	47,300	2,401,421

Jiangnan Group, Ltd. (China)	3,290,000	679,279

JTEKT Corp (Japan)	18,200	255,384

dorma + kaba Holding AG Class B (Switzerland)	556	341,799

Kadant, Inc.	8,992	350,778

KBR, Inc.	156,000	2,598,960

Leggett & Platt, Inc.	47,700	1,967,625

MasTec, Inc. †	27,193	430,465

Matrix Service Co. †	20,605	462,994

Miller Industries, Inc.	10,519	205,541

Mitsubishi Electric Corp. (Japan)	170,000	1,560,891

Mobileye NV (Israel) † S	3,500	159,180

MSA Safety, Inc.	3,794	151,646

Northrop Grumman Corp.	68,000	11,284,600

Orbital ATK, Inc.	13,306	956,302

OSRAM Licht AG (Germany)	17,308	894,264

Roper Technologies, Inc.	49,200	7,709,640

S&T Motiv Co., Ltd. (South Korea)	9,014	502,600

Safran SA (France)	9,993	754,001

Sandvik AB (Sweden)	154,507	1,318,126

Sound Global, Ltd. (China) † F S	1,133,000	890,897

Spirit AeroSystems Holdings, Inc. Class A †	43,200	2,088,288

Standex International Corp.	4,431	333,876

Stoneridge, Inc. †	23,457	289,459

Tetra Tech, Inc.	24,645	599,120

Thales SA (France)	3,131	218,132

THK Co., Ltd. (Japan)	44,500	708,069

Trinseo SA † S	28,273	713,893

Triumph Group, Inc.	6,948	292,372

Vinci SA (France)	6,806	432,776

Wabash National Corp. †	41,985	444,621

		82,278,298

28 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Communication services (2.4%)
BCE, Inc. (Canada)	4,300	$175,996

Bharti Infratel, Ltd. (India)	124,623	675,251

BT Group PLC (United Kingdom)	298,397	1,898,792

CalAmp Corp. †	20,050	322,605

Cellnex Telecom SAU 144A (Spain) †	14,111	240,135

China Mobile, Ltd. (China)	209,000	2,494,435

Cincinnati Bell, Inc. †	106,254	331,512

CJ Hellovision Co., Ltd. (South Korea)	53,039	503,805

Cogent Communications Holdings, Inc.	9,334	253,511

Com Hem Holding AB (Sweden)	61,341	513,008

Deutsche Telekom AG (Germany)	94,005	1,668,781

Dish TV India, Ltd. (India) †	457,414	743,719

EchoStar Corp. Class A †	13,265	570,793

Frontier Communications Corp.	67,246	319,419

Idea Cellular, Ltd. (India)	371,697	848,411

IDT Corp. Class B	9,414	134,620

Inteliquent, Inc.	13,767	307,417

InterXion Holding NV (Netherlands) †	4,400	119,152

Iridium Communications, Inc. † S	23,548	144,820

Juniper Networks, Inc.	288,400	7,414,764

KDDI Corp. (Japan)	57,500	1,287,674

Liberty Global PLC Ser. C (United Kingdom) †	5,700	233,814

Liberty Global PLC LiLAC Class C (United Kingdom) †	275	9,416

NeuStar, Inc. Class A † S	9,941	270,495

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	39,600	1,390,741

NTT DoCoMo, Inc. (Japan)	78,200	1,311,077

Numericable-SFR (France) †	9,597	444,500

Orange SA (France)	81,077	1,226,136

Quebecor, Inc. Class B (Canada)	12,000	262,660

SBA Communications Corp. Class A †	53,800	5,635,012

ShoreTel, Inc. †	25,494	190,440

Sky PLC (United Kingdom)	155,569	2,461,743

Spark New Zealand, Ltd. (New Zealand)	101,127	192,757

Spok Holdings, Inc.	12,208	200,944

Telecom Italia SpA RSP (Italy)	667,781	685,306

Telenor ASA (Norway)	47,014	879,453

Telstra Corp., Ltd. (Australia)	363,775	1,436,089

Ubiquiti Networks, Inc. S	5,904	200,087

Verizon Communications, Inc.	245,415	10,678,007

Vodafone Group PLC (United Kingdom)	364,275	1,151,851

49,829,148
Conglomerates (0.1%)
Mitsubishi Corp. (Japan)	36,300	596,820

Orkla ASA (Norway)	33,574	249,400

Siemens AG (Germany)	16,433	1,468,177

Tyco International PLC	7,000	234,220

		2,548,617

Dynamic Asset Allocation Growth Fund 29

COMMON STOCKS (63.2%)* cont.	Shares	Value

Consumer cyclicals (9.4%)
Accor SA (France)	2,473	$115,768

Adecco SA (Switzerland)	22,225	1,629,645

Amazon.com, Inc. †	9,900	5,067,711

ANTA Sports Products, Ltd. (China)	20,000	52,075

Aristocrat Leisure, Ltd. (Australia)	98,753	601,909

Ascena Retail Group, Inc. †	27,163	377,837

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)	24,696	314,231

BGF retail Co., Ltd. (South Korea)	4,511	772,317

Big Lots, Inc.	10,789	517,009

Brunswick Corp.	7,919	379,241

CaesarStone Sdot-Yam, Ltd. (Israel) S	3,733	113,483

Caleres, Inc.	14,539	443,876

Carmike Cinemas, Inc. †	17,448	350,530

Carter’s, Inc.	47,000	4,260,080

CEB, Inc.	2,714	185,475

Cedar Fair LP	7,327	385,473

Central Plaza Hotel PCL (Thailand)	413,600	427,332

Children’s Place, Inc. (The)	5,301	305,709

Cie Generale des Etablissements Michelin (France)	18,994	1,733,238

Compass Group PLC (United Kingdom)	42,459	677,862

Conn’s, Inc. † S	10,640	255,786

Continental AG (Germany)	11,810	2,508,675

Cooper Tire & Rubber Co.	14,264	563,571

Ctrip.com International, Ltd. ADR (China) †	12,801	808,767

Cyfrowy Polsat SA (Poland) †	109,453	673,413

Dai Nippon Printing Co., Ltd. (Japan)	242,000	2,353,231

Daimler AG (Registered Shares) (Germany)	3,886	281,692

Dalata Hotel Group PLC (Ireland) † ##	54,373	262,700

Deckers Outdoor Corp. †	5,365	311,492

Deluxe Corp.	14,568	812,020

Dillards, Inc. Class A	4,969	434,241

Discovery Communications, Inc. Class A † S	444,827	11,578,847

DSW, Inc. Class A	11,659	295,089

Ennis, Inc.	12,915	224,204

Equinix, Inc.	26,500	2,575,270

Eros International Media, Ltd. (India) †	93,824	752,689

Eros International PLC †	8,900	241,991

Ethan Allen Interiors, Inc.	15,628	412,735

Everi Holdings, Inc. †	29,384	150,740

Express, Inc. †	22,271	397,983

Fiat Chrysler Automobiles NV (United Kingdom) †	20,269	264,192

Five Below, Inc. † S	5,297	177,873

Flight Centre Travel Group, Ltd. (Australia)	28,316	719,215

Fuji Heavy Industries, Ltd. (Japan)	63,900	2,312,330

G&K Services, Inc. Class A	5,621	374,471

G-III Apparel Group, Ltd. †	2,405	148,292

Gray Television, Inc. †	54,572	696,339

Harvey Norman Holdings, Ltd. (Australia)	278,615	764,902

30 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Consumer cyclicals cont.
Heartland Payment Systems, Inc.	3,570	$224,946

Hilton Worldwide Holdings, Inc.	351,600	8,065,704

Home Depot, Inc. (The)	170,681	19,711,949

Honda Motor Co., Ltd. (Japan)	6,900	205,749

Hyundai Department Store Co., Ltd. (South Korea)	4,204	477,457

Inditex SA (Spain)	36,846	1,234,327

Industrivarden AB Class A (Sweden)	35,395	671,140

ITV PLC (United Kingdom)	622,786	2,323,720

KAR Auction Services, Inc.	65,975	2,342,113

Kia Motors Corp. (South Korea)	13,765	624,382

Kimberly-Clark Corp.	85,600	9,333,824

Kingfisher PLC (United Kingdom)	443,793	2,413,247

Lagardere SCA (France)	56,418	1,563,881

Landauer, Inc.	11,048	408,666

Lear Corp.	48,600	5,286,708

Liberty Interactive Corp. Class A †	115,100	3,019,073

Liberty Media Corp. Class A †	49,900	1,782,428

LifeLock, Inc. † S	12,551	109,947

Lions Gate Entertainment Corp.	22,546	829,693

Live Nation Entertainment, Inc. †	15,670	376,707

LIXIL Group Corp. (Japan)	17,600	357,950

Lowe’s Cos., Inc.	174,127	12,000,833

Luxottica Group SpA (Italy)	6,305	438,287

Macy’s, Inc.	85,003	4,362,354

Malibu Boats, Inc. Class A †	19,652	274,735

Marcus Corp.	19,545	378,000

Marks & Spencer Group PLC (United Kingdom)	222,499	1,690,782

Marriott Vacations Worldwide Corp.	5,421	369,387

Mazda Motor Corp. (Japan)	28,100	446,110

MCBC Holdings, Inc. †	16,929	219,400

Mediaset SpA (Italy)	57,994	267,306

Men’s Wearhouse, Inc. (The)	10,123	430,430

Modetour Network, Inc. (South Korea)	19,991	649,395

Moncler SpA (Italy)	16,272	291,769

Naspers, Ltd. Class N (South Africa)	9,841	1,234,783

National CineMedia, Inc.	26,474	355,281

News Corp. Class A †	100,300	1,265,786

Nexstar Broadcasting Group, Inc. Class A	5,899	279,318

Next PLC (United Kingdom)	3,509	404,987

NIKE, Inc. Class B	105,900	13,022,523

Nintendo Co., Ltd. (Japan)	3,400	574,402

Nippon Television Holdings, Inc. (Japan)	15,700	254,218

Nissan Motor Co., Ltd. (Japan)	48,100	443,072

Oxford Industries, Inc.	6,686	493,962

Panasonic Corp. (Japan)	175,700	1,783,718

Penn National Gaming, Inc. †	20,304	340,701

Peugeot SA (France) †	64,853	979,755

PGT, Inc. †	44,841	550,647

Dynamic Asset Allocation Growth Fund	31

COMMON STOCKS (63.2%)* cont.	Shares	Value

Consumer cyclicals cont.
Pitney Bowes, Inc.	13,052	$259,082

Poya International Co., Ltd. (Taiwan)	76,000	761,154

ProSiebenSat.1 Media SE (Germany)	6,676	326,922

Publicis Groupe SA (France)	14,814	1,012,096

Puregold Price Club, Inc. (Philippines)	1,278,900	849,075

RE/MAX Holdings, Inc. Class A	13,645	490,947

Regal Entertainment Group Class A S	26,468	494,687

Scotts Miracle-Gro Co. (The) Class A	8,811	535,885

Securitas AB Class B (Sweden)	101,709	1,243,783

Sequential Brands Group, Inc. † S	14,043	203,202

ServiceMaster Global Holdings, Inc. †	35,200	1,180,960

Shimamura Co., Ltd. (Japan)	5,300	571,948

Sirius XM Holdings, Inc. †	1,237,800	4,629,372

Six Flags Entertainment Corp.	33,200	1,519,896

SJM Holdings, Ltd. (Hong Kong)	519,000	369,461

Smith & Wesson Holding Corp. †	30,971	522,481

Sohgo Security Services Co., Ltd. (Japan)	6,200	282,925

Sony Corp. (Japan) †	13,000	317,869

Sotheby’s Class A S	7,353	235,149

Sports Direct International PLC (United Kingdom) †	29,211	335,121

Steven Madden, Ltd. †	4,970	182,001

TABCORP Holdings, Ltd. (Australia)	69,535	228,652

Taiwan Paiho, Ltd. (Taiwan)	143,000	392,323

Tata Motors, Ltd. (India) †	182,196	831,567

Taylor Wimpey PLC (United Kingdom)	215,694	639,904

Thor Industries, Inc.	11,400	590,520

TiVo, Inc. †	14,000	121,240

Top Glove Corp. Bhd (Malaysia)	381,800	702,422

Toppan Printing Co., Ltd. (Japan)	126,000	1,016,806

Toyota Industries Corp. (Japan)	5,300	252,629

Toyota Motor Corp. (Japan)	14,000	823,401

Vail Resorts, Inc.	2,058	215,431

Valeo SA (France)	7,122	964,466

Verisk Analytics, Inc. Class A †	32,900	2,431,639

Viacom, Inc. Class B	112,200	4,841,430

Vista Outdoor, Inc. †	3,613	160,526

Visteon Corp. †	4,654	471,171

Wolters Kluwer NV (Netherlands)	28,665	883,797

Wolverine World Wide, Inc.	14,055	304,150

WPP PLC (United Kingdom)	36,527	760,668

Wyndham Worldwide Corp.	35,647	2,563,019

Yamaha Motor Co., Ltd. (Japan)	30,300	611,118

Zee Entertainment Enterprises, Ltd. (India)	122,908	737,006

192,097,004
Consumer finance (0.2%)
Cardtronics, Inc. †	10,375	339,263

Dewan Housing Finance Corp., Ltd. (India)	23,932	80,566

Encore Capital Group, Inc. † S	11,417	422,429

Federal Agricultural Mortgage Corp. Class C	7,548	195,720

32 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Consumer finance cont.
Housing Development Finance Corp., Ltd. (India)	55,271	$1,021,175

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	260,400	1,150,094

Nelnet, Inc. Class A	12,103	418,885

PRA Group, Inc. † S	10,521	556,771

4,184,903
Consumer staples (5.6%)
Altria Group, Inc.	38,000	2,067,200

AMBEV SA ADR (Brazil)	118,230	579,327

Amorepacific Group (South Korea)	4,898	677,576

Anheuser-Busch InBev SA/NV (Belgium)	4,649	493,789

Associated British Foods PLC (United Kingdom)	12,491	633,058

Avis Budget Group, Inc. †	12,581	549,538

Avon Products, Inc.	19,957	64,860

Barrett Business Services, Inc.	2,899	124,454

Barry Callebaut AG (Switzerland)	614	668,919

Beacon Roofing Supply, Inc. †	12,309	399,919

Bloomin’ Brands, Inc.	23,126	420,431

Bright Horizons Family Solutions, Inc. †	4,977	319,722

Brinker International, Inc.	9,298	489,726

British American Tobacco PLC (United Kingdom)	21,622	1,194,975

Buffalo Wild Wings, Inc. †	654	126,503

Bunge, Ltd.	140,800	10,320,640

Cal-Maine Foods, Inc. S	7,405	404,387

Coca-Cola Amatil, Ltd. (Australia)	75,709	479,715

Coca-Cola Enterprises, Inc.	68,900	3,331,315

Coca-Cola HBC AG (Switzerland)	25,672	544,352

Colgate-Palmolive Co.	22,500	1,427,850

ConAgra Foods, Inc.	104,300	4,225,193

Coty, Inc. Class A †	37,560	1,016,374

CVS Health Corp.	170,438	16,443,858

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040)
(Private) (Germany) † ΔΔ F	20	137,650

Distribuidora Internacional de Alimentacion SA (Spain)	102,010	616,562

Dr. Pepper Snapple Group, Inc.	117,700	9,304,185

Estacio Participacoes SA (Brazil)	141,400	502,898

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil) †ΔΔ F	1	1

Farmer Bros. Co. †	5,213	142,054

Fomento Economico Mexicano SAB de CV ADR (Mexico)	6,200	553,350

Global Fashion Holding SA (acquired 8/2/13, cost $43,833) (Private)
(Brazil) †ΔΔF	1,036	26,982

Gourmet Master Co., Ltd. (Taiwan)	111,000	662,478

Grand Canyon Education, Inc. †	11,639	442,166

Grape King Bio, Ltd. (Taiwan)	147,000	735,886

Groupon, Inc. †	40,488	131,991

Gruma SAB de CV Class B (Mexico)	84,197	1,157,996

Henkel AG & Co. KGaA (Preference) (Germany)	6,254	642,573

Imperial Tobacco Group PLC (United Kingdom)	34,025	1,761,072

ITOCHU Corp. (Japan)	64,200	680,956

ITT Educational Services, Inc. † S	6,620	22,707

Dynamic Asset Allocation Growth Fund 33

COMMON STOCKS (63.2%)* cont.	Shares	Value

Consumer staples cont.
J Sainsbury PLC (United Kingdom)	226,956	$898,241

Japan Tobacco, Inc. (Japan)	37,000	1,150,990

JBS SA (Brazil)	230,643	977,375

JG Summit Holdings, Inc. (Philippines)	376,090	571,633

John B. Sanfilippo & Son, Inc.	13,120	672,531

Kao Corp. (Japan)	40,600	1,844,592

Kerry Group PLC Class A (Ireland)	11,621	873,864

Kforce, Inc.	18,048	474,301

Koninklijke Ahold NV (Netherlands)	112,110	2,188,096

Korn/Ferry International	9,770	323,094

Kroger Co. (The)	149,900	5,406,893

LG Household & Health Care, Ltd. (South Korea)	1,816	1,311,835

Liberty Ventures Ser. A †	77,000	3,106,950

METRO AG (Germany)	17,292	477,030

Molson Coors Brewing Co. Class B	2,500	207,550

Mondelez International, Inc. Class A	45,500	1,905,085

Monster Worldwide, Inc. † S	90,415	580,464

Nestle SA (Switzerland)	43,333	3,263,257

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Brazil) †ΔΔF	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1)
(Private) (Brazil) †ΔΔF	1	1

Nomad Foods, Ltd. (United Kingdom) †	1,945	30,638

Nutraceutical International Corp. †	6,568	155,070

On Assignment, Inc. †	14,852	548,039

Papa John’s International, Inc.	4,397	301,107

Paylocity Holding Corp. †	3,724	111,683

PepsiCo, Inc.	84,000	7,921,200

Philip Morris International, Inc.	4,500	356,985

Pinnacle Foods, Inc.	57,070	2,390,092

Rakuten, Inc. (Japan)	16,900	216,739

Reckitt Benckiser Group PLC (United Kingdom)	12,281	1,114,760

Recruit Holdings Co., Ltd. (Japan)	3,200	96,258

SABMiller PLC (United Kingdom)	6,844	387,825

Sally Beauty Holdings, Inc. †	13,182	313,073

Seven & i Holdings Co., Ltd. (Japan)	4,400	201,597

Shiseido Co., Ltd. (Japan)	8,200	179,717

Shutterfly, Inc. †	2,061	73,681

Sonic Corp.	14,408	330,664

SpartanNash Co.	15,005	387,879

Swedish Match AB (Sweden)	42,024	1,272,211

Team Health Holdings, Inc. †	3,045	164,521

TrueBlue, Inc. †	18,250	410,078

Uni-President Enterprises Corp. (Taiwan)	248,000	429,307

Unilever NV ADR (Netherlands)	28,822	1,159,920

Unilever PLC (United Kingdom)	20,995	855,243

WH Group, Ltd. 144A (Hong Kong) †	2,824,605	1,407,085

WM Morrison Supermarkets PLC (United Kingdom)	20,646	52,013

34 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Consumer staples cont.
Wolseley PLC (United Kingdom)	9,885	$578,265

Woolworths, Ltd. (Australia)	16,521	288,894

X5 Retail Group NV GDR (Russia) †	53,232	929,279

Zalando SE (Germany) †	1,865	61,772

113,484,566
Energy (4.0%)
BG Group PLC (United Kingdom)	36,997	533,486

Bharat Petroleum Corp., Ltd. (India)	48,466	629,414

BP PLC (United Kingdom)	528,620	2,679,403

Callon Petroleum Co. †	66,237	482,868

Cameron International Corp. †	116,000	7,113,120

Connacher Oil and Gas, Ltd. (Canada) †	3,341	1,403

CVR Energy, Inc. S	25,300	1,038,565

Delek US Holdings, Inc.	10,619	294,146

Diamondback Energy, Inc. †	1,990	128,554

EnCana Corp. (Canada)	20,200	130,025

EP Energy Corp. Class A † S	23,959	123,389

Exxon Mobil Corp.	5,935	441,267

Ezion Holdings, Ltd. (Singapore) S	374,280	172,259

Genel Energy PLC (United Kingdom) †	47,009	197,740

Gulfport Energy Corp. †	6,029	178,941

Hess Corp.	8,200	410,492

Lone Pine Resources Canada, Ltd. (Canada) † F	12,473	499

Lone Pine Resources, Inc. Class A (Canada) † F	12,473	499

Northern Oil and Gas, Inc. † S	38,511	170,219

Occidental Petroleum Corp.	213,300	14,109,795

OMV AG (Austria)	93,601	2,275,335

Pacific Ethanol, Inc. †	28,171	182,830

Questar Corp.	29,000	562,890

Repsol YPF SA (Spain)	58,803	685,214

REX American Resources Corp. † S	6,574	332,776

Royal Dutch Shell PLC Class A (United Kingdom)	66,437	1,566,698

Royal Dutch Shell PLC Class A (United Kingdom)	36,636	869,949

Royal Dutch Shell PLC Class B (United Kingdom)	60,533	1,435,822

S-Oil Corp. (South Korea)	10,677	569,288

Schlumberger, Ltd.	218,637	15,079,394

SM Energy Co.	6,097	195,348

Statoil ASA (Norway)	163,399	2,383,491

Stone Energy Corp. †	9,852	48,866

Suncor Energy, Inc. (Canada)	24,700	660,579

Superior Energy Services, Inc.	191,600	2,419,908

TerraForm Global, Inc. Class A †	36,266	241,532

Tesoro Corp.	28,900	2,810,236

Total SA (France)	56,135	2,530,851

Valero Energy Corp.	231,600	13,919,160

Vestas Wind Systems A/S (Denmark)	38,480	2,005,442

Whiting Petroleum Corp. †	9,302	142,042

Woodside Petroleum, Ltd. (Australia)	45,183	923,830

		80,677,565

Dynamic Asset Allocation Growth Fund 35

COMMON STOCKS (63.2%)* cont.	Shares	Value

Financial (1.4%)
3i Group PLC (United Kingdom)	298,338	$2,110,204

Bolsa Mexicana de Valores SAB de CV (Mexico)	477,500	749,091

Broadridge Financial Solutions, Inc.	20,200	1,118,070

CoreLogic, Inc. †	25,800	960,534

E.Sun Financial Holding Co., Ltd. (Taiwan)	1,206,000	709,886

Eurazeo SA (France)	6,201	412,624

Goldman Sachs Group, Inc. (The)	4,421	768,193

HSBC Holdings PLC (United Kingdom)	318,222	2,407,282

JSE, Ltd. (South Africa)	38,743	361,254

KKR & Co. LP	10,300	172,834

Mitsubishi UFJ Financial Group, Inc. (Japan)	255,500	1,544,205

Morgan Stanley	333,300	10,498,950

Moscow Exchange MICEX-RTS OAO (Russia) †	587,836	716,809

Natixis SA (France)	69,407	383,487

ORIX Corp. (Japan)	124,100	1,605,269

SBI Holdings, Inc. (Japan)	87,000	983,977

UBS Group AG (Switzerland)	85,982	1,593,343

Unifin Financiera SAPI de CV SOFOM ENR (Mexico) †	350,300	780,383

Warsaw Stock Exchange (Poland)	34,903	350,590

28,226,985
Health care (8.7%)
ACADIA Pharmaceuticals, Inc. †	8,022	265,288

Accuray, Inc. † S	21,886	109,321

Aetna, Inc.	38,800	4,245,108

Alere, Inc. †	19,414	934,784

Alkermes PLC †	2,102	123,324

Allergan PLC †	1,630	443,050

AMAG Pharmaceuticals, Inc. † S	27,998	1,112,361

AmerisourceBergen Corp.	130,600	12,405,694

Amgen, Inc.	83,500	11,549,720

AmSurg Corp. †	7,294	566,817

Anacor Pharmaceuticals, Inc. †	882	103,820

Anthem, Inc.	86,300	12,082,000

Applied Genetic Technologies Corp. †	7,371	96,855

Aratana Therapeutics, Inc. †	13,497	114,185

Ardelyx, Inc. † S	19,618	338,999

ARIAD Pharmaceuticals, Inc. †	82,289	480,568

Asaleo Care, Ltd. (Australia)	55,018	69,314

Astellas Pharma, Inc. (Japan)	177,300	2,301,723

AstraZeneca PLC (United Kingdom)	50,009	3,173,739

AtriCure, Inc. †	9,586	210,029

aTyr Pharma, Inc. † S	6,065	62,227

Aurobindo Pharma, Ltd. (India)	111,977	1,315,936

Bayer AG (Germany)	4,743	606,194

Biospecifics Technologies Corp. †	4,212	183,390

C.R. Bard, Inc.	31,600	5,887,396

Carbylan Therapeutics, Inc. †	3,534	12,616

Cardinal Health, Inc.	84,900	6,522,018

Cardiome Pharma Corp. (Canada) †	83,376	703,693

36 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Health care cont.
Catalent, Inc. †	6,841	$166,236

Celgene Corp. †	1,800	194,706

Celldex Therapeutics, Inc. †	8,585	90,486

Centene Corp. †	75,978	4,120,287

Cepheid †	2,375	107,350

Charles River Laboratories International, Inc. †	18,000	1,143,360

CHC Healthcare Group (Taiwan)	242,000	392,437

Chemed Corp.	7,886	1,052,544

Chiasma, Inc. †	1,674	33,279

Chimerix, Inc. †	2,791	106,616

China Biologic Products, Inc. (China) †	6,641	596,495

Conmed Corp.	7,941	379,103

Depomed, Inc. †	6,026	113,590

DexCom, Inc. †	5,276	452,997

Dyax Corp. †	9,996	190,824

Dynavax Technologies Corp. †	13,615	334,112

Eagle Pharmaceuticals, Inc. † S	2,820	208,765

Emergent BioSolutions, Inc. †	13,058	372,022

Enanta Pharmaceuticals, Inc. † S	5,100	184,314

Entellus Medical, Inc. †	5,713	102,948

Exact Sciences Corp. † S	3,558	64,008

FivePrime Therapeutics, Inc. †	5,351	82,352

Gilead Sciences, Inc.	179,400	17,615,286

GlaxoSmithKline PLC (United Kingdom)	99,547	1,908,288

Globus Medical, Inc. Class A †	9,666	199,700

Greatbatch, Inc. †	12,060	680,425

Grifols SA ADR (Spain)	8,105	246,392

Halozyme Therapeutics, Inc. † S	6,270	84,206

Health Net, Inc. †	9,868	594,251

HealthEquity, Inc. †	9,164	270,796

HealthSouth Corp.	12,913	495,472

Hikma Pharmaceuticals PLC (United Kingdom)	11,696	404,106

Hill-Rom Holdings, Inc.	10,487	545,219

Hologic, Inc. †	26,000	1,017,380

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China) S	3,536,000	436,817

ICU Medical, Inc. †	8,857	969,842

Immune Design Corp. †	6,370	77,714

Impax Laboratories, Inc. †	2,762	97,250

Infinity Pharmaceuticals, Inc. †	8,901	75,213

Inotek Pharmaceuticals Corp. † S	9,487	89,178

Insulet Corp. †	3,845	99,624

Insys Therapeutics, Inc. † S	11,180	318,183

Integrated Diagnostics Holdings PLC (Egypt) †	73,579	459,203

Isis Pharmaceuticals, Inc. † S	2,416	97,655

Jazz Pharmaceuticals PLC †	10,898	1,447,363

Kindred Healthcare, Inc.	13,170	207,428

Lannett Co., Inc. † S	16,497	684,955

Ligand Pharmaceuticals, Inc. †	1,841	157,682

Dynamic Asset Allocation Growth Fund	37

COMMON STOCKS (63.2%)* cont.	Shares	Value

Health care cont.
Medicines Co. (The) †	3,076	$116,765

Mediclinic International, Ltd. (South Africa)	134,883	1,076,718

Medipal Holdings Corp. (Japan)	146,000	2,325,628

Merck & Co., Inc.	185,871	9,180,169

Merck KGaA (Germany)	9,193	813,862

Merrimack Pharmaceuticals, Inc. † S	23,171	197,185

MiMedx Group, Inc. † S	20,876	201,453

Molina Healthcare, Inc. †	1,422	97,905

Myriad Genetics, Inc. †	4,040	151,419

Netcare, Ltd. (South Africa)	229,752	603,254

Neurocrine Biosciences, Inc. †	9,429	375,180

Novartis AG (Switzerland)	44,510	4,100,027

Novavax, Inc. †	11,242	79,481

Novo Nordisk A/S Class B (Denmark)	39,224	2,111,204

Omega Healthcare Investors, Inc. R	17,078	600,292

OncoMed Pharmaceuticals, Inc. †	4,650	77,144

Ophthotech Corp. †	5,153	208,800

OraSure Technologies, Inc. †	37,025	164,391

Otsuka Holdings Company, Ltd. (Japan)	9,200	295,693

Pfizer, Inc.	641,481	20,148,918

Portola Pharmaceuticals, Inc. †	2,877	122,618

POZEN, Inc. † S	57,101	333,184

Prestige Brands Holdings, Inc. †	6,135	277,057

Prothena Corp. PLC (Ireland) †	11,507	521,727

Providence Service Corp. (The) †	7,554	329,203

PTC Therapeutics, Inc. †	4,552	121,538

RadNet, Inc. †	30,074	166,911

Repligen Corp. †	13,248	368,957

Retrophin, Inc. †	6,967	141,151

Roche Holding AG-Genusschein (Switzerland)	11,938	3,155,858

Rockwell Medical, Inc. † S	38,646	297,961

Sage Therapeutics, Inc. †	2,365	100,087

Sanofi (France)	56,006	5,335,447

Select Medical Holdings Corp.	33,672	363,321

Shionogi & Co., Ltd. (Japan)	20,000	718,908

Shire PLC (United Kingdom)	20,707	1,413,336

Sientra, Inc. †	2,415	24,512

Spectranetics Corp. (The) †	10,061	118,619

STAAR Surgical Co. †	17,160	133,162

Steris Corp. S	2,830	183,865

Sucampo Pharmaceuticals, Inc. Class A †	13,515	268,543

Supernus Pharmaceuticals, Inc. †	9,333	130,942

Surgical Care Affiliates, Inc. †	14,021	458,346

Suzuken Co., Ltd. (Japan)	44,500	1,487,064

TESARO, Inc. †	6,899	276,650

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	18,860	1,064,836

Threshold Pharmaceuticals, Inc. †	25,191	102,527

TransEnterix, Inc. † S	61,916	139,930

38 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Health care cont.
Trevena, Inc. †	12,567	$130,068

Triple-S Management Corp. Class B (Puerto Rico) †	8,939	159,204

UCB SA (Belgium)	4,435	347,116

uniQure NV (Netherlands) †	6,243	127,669

United Therapeutics Corp. †	23,600	3,097,264

WellCare Health Plans, Inc. †	3,900	336,102

West Pharmaceutical Services, Inc.	10,559	571,453

Zeltiq Aesthetics, Inc. †	10,289	329,557

Zoetis, Inc.	124,300	5,118,674

177,087,483
Insurance (2.5%)
ACE, Ltd.	2,596	268,426

Admiral Group PLC (United Kingdom)	12,264	279,210

Ageas (Belgium)	38,477	1,579,446

AIA Group, Ltd. (Hong Kong)	339,600	1,768,142

Allianz SE (Germany)	14,005	2,195,079

Allied World Assurance Co. Holdings AG	37,347	1,425,535

Allstate Corp. (The)	120,100	6,994,624

American Equity Investment Life Holding Co. S	19,490	454,312

American Financial Group, Inc.	10,400	716,664

American International Group, Inc.	8,700	494,334

Amtrust Financial Services, Inc.	10,801	680,247

Aspen Insurance Holdings, Ltd.	15,000	697,050

AXA SA (France)	90,027	2,185,599

BB Seguridade Participacoes SA (Brazil)	110,800	693,391

Cathay Financial Holding Co., Ltd. (Taiwan)	349,000	477,518

Challenger, Ltd. (Australia)	165,703	833,061

CNO Financial Group, Inc.	20,882	392,790

CNP Assurances (France)	103,872	1,442,624

Employers Holdings, Inc.	25,333	564,673

Essent Group, Ltd. (Bermuda) †	6,997	173,875

Federated National Holding Co.	25,115	603,262

Genworth Financial, Inc. Class A †	347,764	1,606,670

HCI Group, Inc.	10,916	423,213

Heritage Insurance Holdings, Inc. †	25,380	500,747

Intact Financial Corp. (Canada)	3,300	231,754

Maiden Holdings, Ltd. (Bermuda)	17,862	247,925

Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	4,380	815,974

NN Group NV (Netherlands)	28,877	828,366

Prudential Financial, Inc.	142,600	10,867,546

Prudential PLC (United Kingdom)	55,058	1,163,957

Reinsurance Group of America, Inc.	11,400	1,032,726

SCOR SE (France)	7,661	275,164

St James’s Place PLC (United Kingdom)	18,862	242,818

Swiss Life Holding AG (Switzerland)	4,603	1,029,076

Swiss Re AG (Switzerland)	32,984	2,835,283

Symetra Financial Corp.	17,915	566,831

United Insurance Holdings Corp.	35,690	469,324

Dynamic Asset Allocation Growth Fund 39

COMMON STOCKS (63.2%)* cont.	Shares	Value

Insurance cont.
Validus Holdings, Ltd.	17,500	$788,725

Voya Financial, Inc.	68,700	2,663,499

51,509,460
Investment banking/Brokerage (0.2%)
Alexander Forbes Group Holdings, Ltd. (South Africa)	523,147	288,914

China Cinda Asset Management Co., Ltd. (China)	907,000	316,337

Daiwa Securities Group, Inc. (Japan)	43,000	278,675

Deutsche Bank AG (Germany)	29,676	797,800

Investor AB Class B (Sweden)	43,142	1,484,853

Macquarie Korea Infrastructure Fund (South Korea)	65,610	439,709

Oppenheimer Holdings, Inc. Class A	10,731	214,727

3,821,015
Miscellaneous (—%)
Orica, Ltd. (Australia)	20,690	219,158

219,158
Real estate (2.5%)
AG Mortgage Investment Trust, Inc. R	4,911	74,745

Agree Realty Corp. R	8,300	247,755

American Capital Agency Corp. R	147,400	2,756,380

Annaly Capital Management, Inc. R	342,900	3,384,423

Apollo Commercial Real Estate Finance, Inc. R	12,731	200,004

Apollo Residential Mortgage, Inc. R	21,313	269,823

Arbor Realty Trust, Inc. R	49,174	312,747

Arlington Asset Investment Corp. Class A	5,648	79,354

ARMOUR Residential REIT, Inc. R	3,290	65,932

Ashford Hospitality Prime, Inc. R	1,269	17,804

Ashford Hospitality Trust, Inc. R	31,029	189,277

Brixmor Property Group, Inc. R	33,700	791,276

Campus Crest Communities, Inc. R	39,728	211,353

CBL & Associates Properties, Inc. R	11,125	152,969

CBRE Group, Inc. Class A †	289,100	9,251,200

Chimera Investment Corp. R	51,500	688,555

China Overseas Land & Investment, Ltd. (China)	294,000	897,225

Communications Sales & Leasing, Inc. R	29,898	535,174

CYS Investments, Inc. R	15,951	115,804

Dexus Property Group (Australia) R	180,360	906,841

EPR Properties R	4,625	238,511

Equity Lifestyle Properties, Inc. R	11,100	650,127

First Industrial Realty Trust R	9,956	208,578

Foxtons Group PLC (United Kingdom)	102,932	370,150

General Growth Properties R	294,100	7,637,777

Hang Lung Group, Ltd. (Hong Kong)	51,000	173,517

Hersha Hospitality Trust R	8,502	192,655

Hibernia REIT PLC (Ireland) R	493,379	698,817

Invesco Mortgage Capital, Inc. R	8,066	98,728

Investors Real Estate Trust R	22,445	173,724

Japan Hotel REIT Investment Corp (Japan) R	684	436,561

Jones Lang LaSalle, Inc.	25,600	3,680,512

Kawasan Industri Jababeka Tbk PT (Indonesia)	26,290,594	287,941

Kennedy-Wilson Holdings, Inc.	10,562	234,160

40 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Real estate cont.
Kerry Properties, Ltd. (Hong Kong)	293,500	$806,681

KWG Property Holding, Ltd. (China)	692,000	457,047

Lexington Realty Trust R	44,477	360,264

LTC Properties, Inc. R	11,742	501,031

Macquarie Mexico Real Estate Management SA de CV (Mexico) R	467,700	591,234

MFA Financial, Inc. R	173,569	1,182,005

Mitsubishi Estate Co., Ltd. (Japan)	8,000	163,963

Mitsui Fudosan Co., Ltd. (Japan)	9,000	247,506

National Health Investors, Inc. R	10,766	618,937

New World Development Co., Ltd. (Hong Kong)	1,226,000	1,193,019

Nomura Real Estate Holdings, Inc. (Japan)	12,000	241,955

One Liberty Properties, Inc. R	10,869	231,836

Persimmon PLC (United Kingdom)	40,926	1,246,994

Post Properties, Inc. R	3,915	228,205

Ramco-Gershenson Properties Trust R	13,019	195,415

Regus PLC (United Kingdom)	85,953	399,510

Scentre Group (Australia) R	144,058	395,409

Select Income REIT R	8,220	156,262

Sumitomo Realty & Development Co., Ltd. (Japan)	13,000	415,253

Sumitomo Warehouse Co., Ltd. (The) (Japan)	78,000	377,915

Summit Hotel Properties, Inc. R	28,387	331,276

Two Harbors Investment Corp. R	325,600	2,871,792

Universal Health Realty Income Trust R	2,751	129,132

Wheelock and Co., Ltd. (Hong Kong)	392,000	1,705,563

51,278,603
Technology (10.0%)
A10 Networks, Inc. †	45,107	270,191

Advanced Energy Industries, Inc. †	20,082	528,157

Agilent Technologies, Inc.	132,700	4,555,591

Alcatel-Lucent (France) †	171,910	632,908

Alibaba Group Holding, Ltd. ADR (China) † S	1,902	112,161

Ambarella, Inc. † S	3,679	212,609

Amdocs, Ltd.	74,700	4,248,936

Analog Devices, Inc.	73,900	4,168,699

Apigee Corp. † S	12,151	128,193

Apple, Inc.	363,368	40,079,490

Applied Micro Circuits Corp. †	46,054	244,547

Aspen Technology, Inc. †	6,052	229,431

AtoS (France)	4,419	339,376

AVG Technologies NV (Netherlands) †	20,786	452,096

Baidu, Inc. ADR (China) †	2,981	409,619

Barracuda Networks, Inc. †	7,795	121,446

Blackbaud, Inc.	5,327	298,951

Brocade Communications Systems, Inc.	31,976	331,911

CACI International, Inc. Class A †	2,573	190,325

Casetek Holdings, Ltd. (Taiwan)	138,000	591,695

Cavium, Inc. †	2,732	167,663

Ceva, Inc. †	15,982	296,786

Cirrus Logic, Inc. †	7,380	232,544

Dynamic Asset Allocation Growth Fund	41

COMMON STOCKS (63.2%)* cont.	Shares	Value

Technology cont.
Computer Sciences Corp.	109,200	$6,702,696

Constant Contact, Inc. †	5,770	139,865

Cornerstone OnDemand, Inc. †	5,835	192,555

CSG Systems International, Inc.	14,030	432,124

Cypress Semiconductor Corp. †	47,988	408,858

DSP Group, Inc. †	37,334	340,113

Dun & Bradstreet Corp. (The)	3,600	378,000

eBay, Inc. †	528,900	12,926,316

EMC Corp.	276,200	6,672,992

EnerSys	11,545	618,581

Engility Holdings, Inc.	14,661	377,961

Fairchild Semiconductor International, Inc. †	10,046	141,046

Fortinet, Inc. †	9,400	399,312

Fujitsu, Ltd. (Japan)	158,000	689,022

Genpact, Ltd. †	23,200	547,752

Gigamon, Inc. †	3,621	72,456

Glu Mobile, Inc. † S	61,230	267,575

Google, Inc. Class A †	32,536	20,770,006

GungHo Online Entertainment, Inc. (Japan) S	324,500	962,652

HCL Technologies, Ltd. (India)	71,368	1,070,205

Himax Technologies, Inc. ADR (Taiwan) S	23,100	184,107

Hon Hai Precision Industry Co., Ltd. (Taiwan)	342,000	889,081

Hoya Corp. (Japan)	62,300	2,047,158

Ibiden Co., Ltd. (Japan)	35,000	460,573

inContact, Inc. †	29,819	223,941

Infineon Technologies AG (Germany)	118,021	1,326,331

Infosys, Ltd. (India)	66,711	1,189,073

Integrated Device Technology, Inc. †	6,057	122,957

Intersil Corp. Class A	20,219	236,562

Intuit, Inc.	73,700	6,540,875

Ixia †	43,436	629,388

Jabil Circuit, Inc.	16,368	366,152

Japan Display, Inc. (Japan) †	31,800	91,679

L-3 Communications Holdings, Inc.	67,309	7,035,137

Lattice Semiconductor Corp. †	63,395	244,071

Leidos Holdings, Inc.	85,300	3,523,743

Lenovo Group, Ltd. (China)	370,000	314,167

Lexmark International, Inc. Class A	5,249	152,116

Manhattan Associates, Inc. †	4,387	273,310

Marvell Technology Group, Ltd.	270,500	2,448,025

Maxim Integrated Products, Inc.	125,400	4,188,360

MAXIMUS, Inc.	3,717	221,385

MediaTek, Inc. (Taiwan)	17,000	126,864

Mellanox Technologies, Ltd. (Israel) †	5,346	202,025

Mentor Graphics Corp.	26,825	660,700

Microsemi Corp. †	6,414	210,507

Microsoft Corp.	59,609	2,638,294

MobileIron, Inc. † S	18,451	57,198

42 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Technology cont.
Monolithic Power Systems, Inc.	3,616	$185,139

MTS Systems Corp.	2,496	150,035

Murata Manufacturing Co., Ltd. (Japan)	11,200	1,454,523

NCSoft Corp. (South Korea)	3,586	575,004

NetEase, Inc. ADR (China)	4,879	586,065

Netscout Systems, Inc. †	2,212	78,238

Nexon Co., Ltd. (Japan)	38,200	511,643

Nimble Storage, Inc. † S	5,143	124,049

ON Semiconductor Corp. †	46,372	435,897

Oracle Corp.	427,268	15,432,920

Otsuka Corp. (Japan)	5,500	268,527

Perficient, Inc. †	15,907	245,445

Plexus Corp. †	12,048	464,812

Power Integrations, Inc.	4,333	182,723

Proofpoint, Inc. †	4,339	261,728

PROS Holdings, Inc. †	6,598	146,080

QAD, Inc. Class A	11,823	302,669

Qlik Technologies, Inc. †	4,993	181,995

QLogic Corp. †	66,058	677,095

Qualys, Inc. †	3,122	88,852

Quantum Corp. † S	125,785	87,710

Rackspace Hosting, Inc. †	8,394	207,164

RIB Software AG (Germany) S	14,964	235,152

Rovi Corp. †	13,019	136,569

Samsung Electronics Co., Ltd. (South Korea)	3,876	3,727,536

Sanmina Corp. †	11,681	249,623

Sartorius AG (Preference) (Germany)	851	202,642

Semtech Corp. †	6,547	98,860

Silergy Corp. (China)	34,777	341,877

Silicon Laboratories, Inc. †	2,373	98,574

Skyworth Digital Holdings, Ltd. (China)	1,260,000	860,044

SolarWinds, Inc. †	71,100	2,789,964

SS&C Technologies Holdings, Inc.	4,293	300,682

Sumco Corp. (Japan)	10,100	90,654

Symantec Corp.	251,868	4,903,870

Synaptics, Inc. †	6,429	530,135

Synchronoss Technologies, Inc. † S	5,576	182,893

SYNNEX Corp.	5,031	427,937

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	420,350	1,677,409

TDK Corp. (Japan)	5,600	318,530

Tech Data Corp. †	4,553	311,881

Tencent Holdings, Ltd. (China)	142,900	2,403,369

Teradyne, Inc.	154,600	2,784,346

Tyler Technologies, Inc. †	2,752	410,901

Veeva Systems, Inc. Class A † S	7,639	178,829

VeriFone Systems, Inc. †	7,164	198,658

Verint Systems, Inc. †	5,604	241,813

Wasion Group Holdings, Ltd. (Hong Kong)	474,000	492,827

Dynamic Asset Allocation Growth Fund 43

COMMON STOCKS (63.2%)* cont.	Shares	Value

Technology cont.
Web.com Group, Inc. †	17,402	$366,834

Woodward, Inc.	13,218	537,973

Xerox Corp.	549,800	5,349,554

Yandex NV Class A (Russia) †	60,218	646,139

203,301,579
Transportation (2.0%)
Aegean Marine Petroleum Network, Inc. (Greece) S	39,382	265,435

Aena SA (Spain) †	2,076	229,251

ANA Holdings, Inc. (Japan)	651,000	1,830,654

AP Moeller — Maersk A/S (Denmark)	1,247	1,923,970

Aurizon Holdings, Ltd. (Australia)	135,745	480,191

Central Japan Railway Co. (Japan)	6,400	1,035,043

ComfortDelgro Corp., Ltd. (Singapore)	621,600	1,258,421

Delta Air Lines, Inc.	260,977	11,710,038

Deutsche Post AG (Germany)	33,819	935,994

International Consolidated Airlines Group SA (Spain) †	127,979	1,143,774

International Consolidated Airlines Group SA (Spain) †	38,788	346,154

Japan Airlines Co., Ltd. (Japan)	8,300	293,010

Matson, Inc.	4,064	156,423

Qantas Airways, Ltd. (Australia) †	222,304	582,068

Royal Mail PLC (United Kingdom)	162,018	1,126,525

Ryanair Holdings PLC ADR (Ireland)	27,953	2,188,720

Scorpio Tankers, Inc.	23,586	216,284

Swift Transportation Co. † S	26,422	396,858

TAV Havalimanlari Holding AS (Turkey)	56,425	443,277

Turk Hava Yollari AO (Turkey) †	208,524	549,745

United Parcel Service, Inc. Class B	124,500	12,286,905

Universal Truckload Services, Inc.	1,204	18,746

XPO Logistics, Inc. † S	5,609	133,662

Yangzijiang Shipbuilding Holdings, Ltd. (China)	2,568,500	2,053,953

41,605,101
Utilities and power (2.1%)
AES Corp.	138,200	1,352,978

AGL Resources, Inc.	21,000	1,281,840

American Electric Power Co., Inc.	174,500	9,922,070

Centrica PLC (United Kingdom)	280,828	975,873

China Resources Power Holdings Co., Ltd. (China)	402,000	923,617

China Water Affairs Group, Ltd. (China)	928,000	429,945

Concord New Energy Group, Ltd. (China)	10,130,000	687,857

E.ON SE (Germany)	64,013	549,161

Endesa SA (Spain)	45,063	949,473

Enel SpA (Italy)	286,596	1,281,486

ENI SpA (Italy)	107,651	1,693,818

Entergy Corp.	163,224	10,625,882

First Gen Corp. (Philippines)	1,115,200	529,414

Glow Energy PCL (Thailand)	250,000	585,480

Huadian Fuxin Energy Corp, Ltd. (China)	1,394,000	483,409

Iberdrola SA (Spain)	336,098	2,236,175

Korea Electric Power Corp. (South Korea)	7,566	311,479

44 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (63.2%)* cont.	Shares	Value

Utilities and power cont.
RWE AG (Germany)	73,722	$835,309

SSE PLC (United Kingdom)	11,887	269,580

Tokyo Electric Power Co., Inc. (Japan) †	100,100	671,707

Tokyo Gas Co., Ltd. (Japan)	163,000	792,351

UGI Corp.	140,850	4,904,397

Veolia Environnement SA (France)	35,074	803,768

		43,097,069

Total common stocks (cost $1,278,897,960)		$1,290,826,183

CORPORATE BONDS AND NOTES (11.6%)*	Principal amount	Value

Basic materials (0.9%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2023	$285,000	$268,613

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)	215,000	202,897

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)	70,000	72,300

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021	40,000	36,000

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)	858,000	928,785

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)	95,000	76,950

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)	42,000	34,230

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018	695,000	759,293

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9 3/4s, 2023	80,000	83,200

Boise Cascade Co. company guaranty sr. unsec. notes
6 3/8s, 2020	149,000	154,215

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10 3/4s, 2023	120,000	119,850

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4 5/8s, 2022 (Germany)	94,000	88,595

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	255,000	257,231

Cemex Finance, LLC 144A company guaranty sr. notes 6s,
2024 (Mexico)	550,000	500,500

CF Industries, Inc. company guaranty sr. unsec. notes
5 3/8s, 2044	48,000	46,648

CF Industries, Inc. company guaranty sr. unsec. notes
5.15s, 2034	60,000	57,763

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7 1/8s, 2020	57,000	67,005

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025	70,000	46,025

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023	100,000	67,250

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4 7/8s, 2024	140,000	130,725

Coveris Holdings SA 144A company guaranty sr. unsec. notes
7 7/8s, 2019 (Luxembourg)	410,000	388,475

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub.
notes 8s, 2021	168,000	167,160

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	195,000	190,973

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024	495,000	472,690

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	265,000	282,854

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025	140,000	136,740

Dynamic Asset Allocation Growth Fund 45

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Basic materials cont.
Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)	$23,000	$20,192

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7s, 2021 (Canada)	475,000	308,750

Glencore Finance Canada, Ltd. 144A company guaranty sr.
unsec. unsub. notes 3.6s, 2017 (Canada)	35,000	32,530

Glencore Finance Canada, Ltd. 144A company guaranty sr.
unsec. unsub. notes 2.7s, 2017 (Canada)	115,000	103,443

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4s, 2025	1,198,000	925,455

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 2 7/8s, 2020	822,000	657,600

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020	285,000	296,400

HD Supply, Inc. company guaranty sr. unsec. unsub. notes
11 1/2s, 2020	115,000	129,950

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021	205,000	206,025

Hexion, Inc. company guaranty sr. notes 6 5/8s, 2020	62,000	52,700

HudBay Minerals, Inc. company guaranty sr. unsec. notes
9 1/2s, 2020 (Canada)	400,000	319,000

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020	199,000	172,911

Huntsman International, LLC 144A company guaranty sr. unsec.
unsub. notes 5 1/8s, 2022	40,000	34,300

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	227,000	238,634

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018	240,000	163,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020	174,000	180,525

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	135,000	165,105

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055	130,000	110,251

Mercer International, Inc. company guaranty sr. unsec. notes
7 3/4s, 2022 (Canada)	175,000	176,750

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)	180,000	166,996

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	19,000	18,944

Momentive Performance Materials, Inc. company guaranty sr.
notes 3.88s, 2021	140,000	107,800

Momentive Performance Materials, Inc. escrow company
guaranty sr. notes 8 7/8s, 2020 F	140,000	1

Monsanto Company sr. unsec. notes 5 1/2s, 2025	405,000	449,330

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	14,000	14,738

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	6,000	6,316

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
7s, 2020 (Canada)	90,000	84,150

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)	65,000	53,300

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s,
2023 (Canada)	145,000	143,550

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	395,000	380,267

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	145,000	152,205

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	115,000	108,963

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)	265,000	271,625

46 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Basic materials cont.
Platform Specialty Products Corp. 144A sr. unsec. notes
6 1/2s, 2022	$235,000	$202,100

PQ Corp. 144A sr. notes 8 3/4s, 2018	115,000	115,719

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub.
notes 1 5/8s, 2017 (United Kingdom)	885,000	881,927

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub.
notes 3 1/2s, 2020 (Australia)	10,000	10,365

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes
4.45s, 2019	210,000	223,817

Rockwood Specialties Group, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2020	915,000	947,103

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
company guaranty sr. unsec. notes 10s, 2020	140,000	150,500

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty
sr. notes 9s, 2017	193,000	172,253

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2033	45,000	45,113

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	50,000	50,750

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	112,000	122,640

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	145,000	144,456

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024	70,000	68,600

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	50,000	49,438

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsub. notes 7 1/2s, 2025 (Ireland)	125,000	152,188

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2022	123,000	120,848

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2019	34,000	34,765

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2024	100,000	91,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/4s, 2023	17,000	15,555

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/8s, 2021	30,000	28,425

TMS International Corp. 144A company guaranty sr. unsec.
notes 7 5/8s, 2021	245,000	227,850

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023	55,000	51,013

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021	28,000	29,120

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025	160,000	159,600

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec.
bonds 6s, 2023	238,000	220,745

Westvaco Corp. company guaranty sr. unsec. unsub.
notes 8.2s, 2030	395,000	542,126

Westvaco Corp. company guaranty sr. unsec. unsub. notes
7.95s, 2031	198,000	257,345

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032 R	355,000	446,205

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 5/8s, 2024	220,000	215,600

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 1/8s, 2021	105,000	103,688

		17,770,415

Dynamic Asset Allocation Growth Fund 47

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Capital goods (0.4%)
ADS Waste Holdings, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020	$561,000	$559,598

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019	294,000	323,400

Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5 3/8s, 2024	120,000	116,700

Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5s, 2022	230,000	226,550

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6 1/2s, 2023 (Canada)	110,000	111,100

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/2s, 2022	150,000	145,125

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/4s, 2024	75,000	69,375

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022	76,000	73,910

Berry Plastics Corp. company guaranty unsub. notes
5 1/8s, 2023	65,000	61,263

Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp. 144A
notes 6s, 2022 ##	80,000	80,200

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019	105,000	116,443

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)	125,000	106,875

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)	30,000	22,500

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	305,000	329,400

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6s, 2017 (Luxembourg)	885,000	966,501

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026	100,000	109,000

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	235,000	230,771

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	590,000	610,650

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. notes 7 3/4s, 2020 (Luxembourg)	115,000	116,150

Gates Global, LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022	260,000	210,600

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.6s, 2042	150,000	138,873

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2 1/4s, 2022	100,000	95,851

Huntington Ingalls Industries, Inc. 144A company guaranty sr.
unsec. notes 5s, 2021	80,000	81,600

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes
5 7/8s, 2022	305,000	296,707

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	595,000	811,278

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022	135,000	143,438

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023	110,000	90,750

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022	75,000	75,000

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023	170,000	150,025

Oshkosh Corp. company guaranty sr. sub. unsec. notes
5 3/8s, 2025	95,000	94,525

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022	145,000	147,175

48 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Capital goods cont.
Owens-Brockway Glass Container, Inc. 144A company guaranty
sr. unsec. notes 5 3/8s, 2025	$75,000	$72,000

Pittsburgh Glass Works, LLC 144A company guaranty sr.
notes 8s, 2018	213,000	220,455

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	65,000	71,612

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 9 7/8s, 2019	120,000	124,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 8 1/4s, 2021 (New Zealand)	100,000	99,750

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5 3/8s, 2024	394,000	404,343

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021	227,000	219,623

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2021	39,000	40,658

TransDigm, Inc. company guaranty sr. unsec. sub. notes
6 1/2s, 2024	454,000	426,692

TransDigm, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2020	28,000	26,688

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	130,000	132,378

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 3/4s, 2025	250,000	229,063

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 1/2s, 2022	415,000	392,175

9,170,970
Communication services (1.1%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6 1/8s, 2040 (Mexico)	140,000	153,866

America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 2 3/8s, 2016 (Mexico)	200,000	201,511

American Tower Corp. sr. unsec. notes 4s, 2025 R	505,000	492,738

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046	392,000	359,188

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019	475,000	528,176

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025	393,000	375,117

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017	885,000	888,317

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	367,000	382,598

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	56,000	49,840

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018	104,000	104,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	94,000	94,470

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022	76,000	71,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	156,000	143,130

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2022	115,000	115,863

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	71,000	72,420

CCO Safari II, LLC 144A company guaranty sr. notes
6.484s, 2045	567,000	572,018

Dynamic Asset Allocation Growth Fund 49

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Communication services cont.
CCO Safari II, LLC 144A company guaranty sr. notes
4.908s, 2025	$283,000	$281,642

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	154,000	134,750

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	34,000	31,641

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5 1/8s, 2021	130,000	114,481

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6 1/2s, 2017	890,000	950,830

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	393,000	517,268

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2035	35,000	44,559

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45s, 2037	185,000	234,124

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	582,000	615,581

Crown Castle International Corp. sr. unsec. unsub. notes
4 7/8s, 2022 R	81,000	83,835

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	113,000	89,129

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	326,000	289,325

Deutsche Telekom International Finance BV company guaranty
8 3/4s, 2030 (Netherlands)	195,000	278,787

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s,
2023 (Jamaica)	200,000	180,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2024	135,000	114,666

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021	20,000	16,650

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024	42,000	35,070

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025	160,000	154,800

Frontier Communications Corp. 144A sr. unsec. notes
10 1/2s, 2022	315,000	307,125

Frontier Communications Corp. 144A sr. unsec. notes
8 7/8s, 2020	70,000	68,600

Intelsat Jackson Holdings SA company guaranty sr. unsec.
bonds 6 5/8s, 2022 (Bermuda)	73,000	56,940

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)	146,000	134,685

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
8 1/8s, 2023 (Luxembourg)	178,000	115,700

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7 3/4s, 2021 (Luxembourg)	383,000	252,780

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	90,000	118,618

Level 3 Communications, Inc. sr. unsec. unsub. notes
5 3/4s, 2022	60,000	58,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2020	147,000	152,145

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021	161,000	165,510

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5 3/8s, 2022	150,000	145,875

50 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Communication services cont.
Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)	$400,000	$384,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	132,000	141,379

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s,
2023 (Canada)	112,000	110,600

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	75,000	79,359

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	85,000	94,828

Rogers Communications, Inc. company guaranty sr. unsec.
bonds 8 3/4s, 2032 (Canada)	225,000	311,496

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022	115,000	112,844

SBA Telecommunications, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2020	48,000	49,440

Sprint Capital Corp. company guaranty 6 7/8s, 2028	675,000	484,313

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017	157,000	156,608

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020	87,000	72,863

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9s, 2018	234,000	245,536

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023	418,000	338,319

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021	504,000	412,650

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836s, 2023	10,000	9,900

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.633s, 2021	62,000	61,845

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 5/8s, 2023	557,000	550,038

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.464s, 2019	59,000	60,033

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2025	90,000	86,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2021	174,000	172,260

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2022	280,000	272,300

T-Mobile USA, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023	60,000	57,900

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028	205,000	265,413

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)	500,000	488,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57s, 2023 (Spain)	327,000	341,947

Telefonica Emisiones SAU company guaranty sr. unsec. unsub.
notes 7.045s, 2036 (Spain)	120,000	142,270

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019	237,000	270,035

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020	618,000	619,834

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	60,000	68,736

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522s, 2048	2,009,000	1,765,485

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034	335,000	311,703

Verizon New York, Inc. company guaranty sr. unsec. notes
Ser. B, 7 3/8s, 2032	267,000	308,840

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)	367,000	359,201

Dynamic Asset Allocation Growth Fund	51

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Communication services cont.
Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017
(United Kingdom)	$1,532,000	$1,523,461

West Corp. 144A company guaranty sr. unsec. notes
5 3/8s, 2022	335,000	309,456

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. notes 10 1/4s, 2019	269,000	271,018

Windstream Services, LLC company guaranty sr. unsec. unsub.
notes 7 3/4s, 2021	212,000	164,300

Windstream Services, LLC company guaranty sr. unsec. unsub.
notes 6 3/8s, 2023	206,000	148,444

21,972,297
Consumer cyclicals (1.6%)
21st Century Fox America, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2045	1,225,000	1,680,743

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	871,000	867,364

AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5 7/8s, 2022	101,000	101,505

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025	110,000	106,975

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10 1/4s, 2022	185,000	188,700

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020	446,000	489,752

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044	460,000	435,683

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017	213,000	206,610

Bon-Ton Department Stores, Inc. (The) company guaranty
notes 8s, 2021	158,000	93,220

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6 7/8s, 2023	125,000	126,875

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)	185,000	182,688

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)	277,000	267,305

Building Materials Corp. of America 144A sr. unsec. notes
6 3/4s, 2021	73,000	77,745

Building Materials Corp. of America 144A sr. unsec. notes
5 3/8s, 2024	270,000	266,625

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	930,000	1,207,975

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	210,000	217,858

CCM Merger, Inc. 144A company guaranty sr. unsec. notes
9 1/8s, 2019	123,000	130,380

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 3/8s, 2024	42,000	42,105

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 1/4s, 2021	118,000	119,475

Cinemark USA, Inc. company guaranty sr. unsec. notes
5 1/8s, 2022	34,000	33,320

Cinemark USA, Inc. company guaranty sr. unsec. notes
4 7/8s, 2023	70,000	66,850

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021	25,000	26,125

52 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2020		$168,000	$170,520

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2022		560,000	562,100

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		82,000	58,835

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024		95,000	91,438

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		334,000	336,505

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		400,000	381,178

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		210,000	206,325

Entercom Radio, LLC company guaranty sr. unsec. sub. notes
10 1/2s, 2019		156,000	163,410

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020		395,000	437,818

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 3/4s, 2023		65,000	67,438

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 1/4s, 2020		45,000	46,143

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes
8 1/4s, 2021		505,000	535,906

First Cash Financial Services, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2021 (Mexico)		79,000	79,000

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097		146,000	170,300

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		465,000	663,263

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		515,000	639,739

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		210,000	266,016

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020		480,000	574,867

Garda World Security Corp. 144A company guaranty sr. unsec.
unsub. notes 7 1/4s, 2021 (Canada)		127,000	116,523

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043		110,000	117,004

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		110,000	103,229

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3 1/4s, 2018		241,000	243,798

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3s, 2017		222,000	224,450

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. Notes 3.45s, 2022		485,000	466,515

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.3s, 2025		137,000	132,536

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4s, 2025		55,000	52,085

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		115,000	101,200

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 7/8s, 2020		179,000	181,238

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 3/8s, 2018		281,000	283,108

Gray Television, Inc. company guaranty sr. unsec. notes
7 1/2s, 2020		196,000	200,900

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	227,000	174,354

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$460,000	496,846

Dynamic Asset Allocation Growth Fund	53

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016	$170,000	$173,390

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022	410,000	409,822

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	89,000	100,692

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	421,000	457,147

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021	373,000	378,931

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023	50,000	48,744

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017 ‡‡	210,000	210,525

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021	338,000	284,005

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019	249,000	214,140

INVISTA Finance, LLC 144A company guaranty sr. notes
4 1/4s, 2019	208,000	200,720

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5 7/8s, 2021	155,000	159,650

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8 1/8s, 2019	75,000	75,000

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65s, 2020	400,000	360,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019 ‡‡	120,000	96,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019	265,000	245,125

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064	250,000	221,721

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	123,000	136,684

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022	73,000	76,741

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022	115,000	119,456

Lamar Media Corp. company guaranty sr. unsec. notes
5 3/8s, 2024	85,000	85,850

Lender Processing Services, Inc./Black Knight Lending
Solutions, Inc. company guaranty sr. unsec. unsub. notes
5 3/4s, 2023	114,000	121,410

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2022	316,000	306,773

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 1/2s, 2019	80,000	80,880

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	380,000	389,500

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 6.9s, 2029	208,000	253,041

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5 1/8s, 2042	220,000	206,171

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 4.3s, 2043	178,000	150,603

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2028	15,000	18,463

Masonite International Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	80,000	81,600

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	260,000	252,200

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec.
notes 4.4s, 2026	240,000	243,555

Media General Financing Sub, Inc. 144A sr. unsec. notes
5 7/8s, 2022	170,000	168,725

MGM Resorts International company guaranty sr. unsec. notes
6 3/4s, 2020	225,000	232,313

54 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
MGM Resorts International company guaranty sr. unsec. notes
5 1/4s, 2020	$250,000	$246,250

MGM Resorts International company guaranty sr. unsec. unsub.
notes 8 5/8s, 2019	145,000	159,138

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021	170,000	173,825

Navistar International Corp. sr. notes 8 1/4s, 2021	177,000	142,043

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7 1/8s, 2028	180,000	178,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
notes 8 3/4s, 2021 ‡‡	355,000	365,650

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
notes 8s, 2021	120,000	123,600

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. notes 5 1/2s, 2021 (Luxembourg)	275,000	275,000

Nordstrom, Inc. sr. unsec. notes 5s, 2044	115,000	123,111

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028	465,000	581,390

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021	165,000	173,250

O’Reilly Automotive, Inc. company guaranty sr. unsec. unsub.
notes 3.85s, 2023	55,000	56,475

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 7/8s, 2025	95,000	96,663

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 5/8s, 2024	185,000	187,313

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A
sr. unsec. notes 5 5/8s, 2024	15,000	15,206

Owens Corning company guaranty sr. unsec. notes 9s, 2019	79,000	93,938

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021	227,000	228,986

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/4s, 2022	172,000	172,430

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024	135,000	132,300

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec.
notes 9 1/4s, 2018	101,000	102,641

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017 ‡‡	80,000	80,600

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025	390,000	387,641

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7 7/8s, 2032	163,000	187,450

QVC, Inc. company guaranty sr. notes 4.85s, 2024	200,000	193,783

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025	110,000	105,996

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023	428,000	409,275

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022	311,000	305,558

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019	125,000	130,000

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018	207,000	218,126

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023	165,000	162,525

Scientific Games Corp. company guaranty sr. unsec. sub. notes
8 1/8s, 2018	50,000	46,500

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10s, 2022	500,000	436,250

Dynamic Asset Allocation Growth Fund 55

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6 1/4s, 2020	$50,000	$35,875

Scientific Games International, Inc. 144A company guaranty sr.
notes 7s, 2022	140,000	137,900

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
6 3/8s, 2021	118,000	118,590

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
5 3/8s, 2021	350,000	342,125

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
notes 5 5/8s, 2024	40,000	36,350

Sirius XM Radio, Inc. 144A company guaranty sr. unsec.
notes 6s, 2024	137,000	137,343

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020	277,000	282,540

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022	39,000	40,463

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021	277,000	277,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2022	6,000	6,368

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020	11,000	11,605

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	110,000	112,200

Spectrum Brands, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/8s, 2024	85,000	87,550

Standard Pacific Corp. company guaranty sr. unsec. notes
6 1/4s, 2021	151,000	161,193

Standard Pacific Corp. company guaranty sr. unsec. notes
5 7/8s, 2024	80,000	82,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	140,000	131,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 5/8s, 2024	67,000	64,069

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 1/4s, 2021	101,000	100,495

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020	81,000	83,025

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019	64,000	64,960

TEGNA, Inc. 144A company guaranty sr. unsec. notes
4 7/8s, 2021	195,000	191,100

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	220,000	212,616

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
1 1/4s, 2017	885,000	886,094

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024	300,000	294,000

Tribune Media Co. 144A company guaranty sr. unsec. notes
5 7/8s, 2022	150,000	145,500

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4 1/2s, 2021	42,000	41,370

Univision Communications, Inc. 144A company guaranty sr.
notes 5 1/8s, 2025	50,000	46,875

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021	277,000	288,080

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025	105,000	102,244

56 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037	$540,000	$708,968

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	80,000	81,969

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041	30,000	31,242

Consumer staples (0.7%)		33,474,464
Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024	138,000	142,826

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	5,000	6,232

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85s, 2022	255,000	249,860

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. notes 1 1/4s, 2018	885,000	877,362

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.2s, 2039	355,000	499,343

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2 1/2s, 2022	350,000	334,909

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024	260,000	258,700

Ashtead Capital, Inc. 144A company guaranty sr. notes
6 1/2s, 2022	300,000	313,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	154,000	149,077

BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4 5/8s, 2022 (Canada)	80,000	78,200

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)	335,000	340,025

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023	80,000	80,200

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	382,000	366,720

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes
8 1/2s, 2019	13,000	15,532

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub.
notes 4.1s, 2016	122,000	123,527

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	185,000	177,018

CEC Entertainment, Inc. company guaranty sr. unsec.
notes 8s, 2022	125,000	123,125

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021	409,000	374,235

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023	205,000	210,429

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019	532,000	611,880

Constellation Brands, Inc. company guaranty sr. unsec. notes
4 1/4s, 2023	42,000	41,895

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016	175,000	182,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022	129,000	140,933

Corrections Corp. of America company guaranty sr. unsec. notes
4 5/8s, 2023 R	258,000	247,680

Corrections Corp. of America company guaranty sr. unsec. notes
4 1/8s, 2020 R	34,000	33,830

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	885,000	897,864

CVS Pass-Through Trust sr. notes 6.036s, 2028	11,199	12,663

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036	167,127	174,321

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023	145,000	147,356

Dynamic Asset Allocation Growth Fund	57

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Consumer staples cont.
Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1 1/2s, 2017 (United Kingdom)	$416,000	$417,176

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021	264,000	158,400

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
bonds 4 1/2s, 2045	470,000	434,660

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 7s, 2037	308,000	383,008

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 5 5/8s, 2042	226,000	242,356

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 3.85s, 2024	86,000	87,309

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s,
2024 (Mexico)	235,000	229,294

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020 (Brazil)	59,000	61,508

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021 (Brazil)	65,000	67,438

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021 (Brazil)	55,000	57,063

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039	340,000	422,654

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	180,000	217,374

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038	340,000	427,896

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018	49,000	50,225

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	338,000	360,815

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	56,000	68,534

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	174,000	199,679

Molson Coors Brewing Co. company guaranty sr. unsec. unsub.
notes 5s, 2042	135,000	119,036

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	185,000	218,696

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044	65,000	64,215

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	879,000	884,962

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	90,000	88,425

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021	126,000	122,850

Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 5 3/4s, 2021	196,000	190,120

Rite Aid Corp. 144A company guaranty sr. unsec. notes
6 1/8s, 2023	190,000	188,575

Tyson Foods, Inc. company guaranty sr. unsec. bonds
4 7/8s, 2034	132,000	134,520

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds
5.15s, 2044	188,000	197,226

United Rentals North America, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2022	50,000	53,000

United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2024	79,000	75,643

United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 1/2s, 2025	175,000	163,844

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023	168,000	167,475

58 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Consumer staples cont.
Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡	$185,000	$148,925

Walgreens Boots Alliance, Inc. company guaranty sr. unsec.
unsub. notes 3.3s, 2021	240,000	242,938

WhiteWave Foods Co. (The) company guaranty sr. unsec.
unsub. notes 5 3/8s, 2022	190,000	197,125

14,354,206
Energy (1.0%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	18,000	18,704

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	225,000	247,532

Antero Resources Corp. company guaranty sr. unsec. notes
5 1/8s, 2022	123,000	105,780

Antero Resources Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	105,000	92,138

Antero Resources Finance Corp. company guaranty sr. unsec.
notes 5 3/8s, 2021	126,000	110,880

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	15,000	14,088

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022	124,000	120,724

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 5/8s, 2024 (Canada)	119,000	94,010

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 1/8s, 2021 (Canada)	19,000	15,390

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 3.2s, 2016 (United Kingdom)	430,000	434,877

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 2.315s, 2020 (United Kingdom)	185,000	185,658

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 1.846s, 2017 (United Kingdom)	885,000	892,608

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020	49,000	30,625

California Resources Corp. company guaranty sr. unsec.
notes 6s, 2024	480,000	285,900

California Resources Corp. company guaranty sr. unsec.
notes 5s, 2020	260,000	167,211

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s,
2017 (Canada)	1,185,000	1,250,548

Chaparral Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2021	160,000	48,704

Chesapeake Energy Corp. company guaranty sr. unsec. notes
5 3/4s, 2023	327,000	213,265

Chesapeake Energy Corp. company guaranty sr. unsec. notes
4 7/8s, 2022	90,000	58,725

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield
Finance, Inc. company guaranty sr. unsec. unsub. notes
6 5/8s, 2019	179,000	111,428

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017	871,000	867,509

Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022	193,000	189,623

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023	179,000	170,050

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022	76,000	72,390

Dynamic Asset Allocation Growth Fund 59

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Energy cont.
ConocoPhillips Co. company guaranty sr. unsec. notes
1.05s, 2017	$885,000	$877,918

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes
5 7/8s, 2022	109,000	73,303

DCP Midstream Operating LP company guaranty sr. unsec.
notes 2.7s, 2019	270,000	241,671

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021	34,000	21,505

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2022	91,000	54,145

EQT Midstream Partners LP company guaranty sr. unsec.
notes 4s, 2024	30,000	26,482

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	104,000	30,680

Exterran Partners LP/EXLP Finance Corp. company guaranty sr.
unsec. notes 6s, 2022	367,000	307,363

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022	179,000	157,117

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2023	77,000	68,126

FTS International, Inc. 144A company guaranty sr. FRN
7.837s, 2020	60,000	44,418

Gulfport Energy Corp. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2020	50,000	49,125

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes
6 5/8s, 2023	115,000	105,800

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020	45,000	15,300

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2021	357,000	107,100

Halcon Resources Corp. 144A company guaranty notes
8 5/8s, 2020	95,000	79,325

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	80,000	89,760

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. notes 7 1/4s, 2020	132,000	138,765

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. notes 5 1/2s, 2022	42,000	40,950

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec.
notes 5s, 2024	65,000	55,250

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	60,000	74,514

Key Energy Services, Inc. company guaranty unsec. unsub.
notes 6 3/4s, 2021	210,000	72,450

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	146,000	32,120

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2021	95,000	19,713

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/4s, 2019	336,000	85,680

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. unsub. notes 10 3/8s, 2017 (Canada) F	100,000	5

60 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Energy cont.
Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016
(In default) †	$275,000	$82,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	210,000	203,700

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026	105,000	96,075

Noble Holding International, Ltd. company guaranty sr. unsec.
notes 6.05s, 2041	245,000	153,131

Oasis Petroleum, Inc. company guaranty sr. unsec. notes
6 7/8s, 2023	75,000	57,375

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6 7/8s, 2022	215,000	170,345

Offshore Group Investment, Ltd. company guaranty sr. notes
7 1/8s, 2023 (Cayman Islands)	180,000	57,600

Paragon Offshore PLC 144A company guaranty sr. unsec. notes
6 3/4s, 2022	80,000	10,400

Paragon Offshore PLC 144A company guaranty sr. unsec.
unsub. notes 7 1/4s, 2024	285,000	37,050

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)	400,000	364,939

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	188,000	129,720

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	1,392,000	936,120

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6s, 2026 (Venezuela)	515,000	164,774

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6 3/8s, 2045 (Mexico)	250,000	224,600

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5 1/2s, 2021 (Mexico)	1,125,000	1,181,448

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4 7/8s, 2024 (Mexico)	250,000	241,975

Petroleos Mexicanos 144A company guaranty sr. unsec. notes
4 1/2s, 2026 (Mexico)	55,000	50,472

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 5 5/8s, 2046 (Mexico)	300,000	242,717

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017	885,000	905,392

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. notes 5 5/8s, 2022	85,000	74,800

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A
company guaranty sr. unsec. notes 5 5/8s, 2023	110,000	95,700

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016	390,000	398,775

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020	67,000	64,823

Samson Investment Co. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020 (In default) †	361,000	5,415

SandRidge Energy, Inc. 144A company guaranty notes
8 3/4s, 2020	215,000	130,344

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s,
2023 (Canada)	105,000	93,975

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s,
2020 (Canada)	180,000	173,250

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022	80,000	32,000

Dynamic Asset Allocation Growth Fund	61

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Energy cont.
Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5.2s, 2017 (Netherlands)	$950,000	$1,005,199

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 2 1/8s, 2020 (Netherlands)	110,000	110,095

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	73,000	69,350

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	28,000	25,760

Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	110,000	121,174

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)	42,000	23,520

Total Capital International SA company guaranty sr. unsec.
unsub. notes 1.55s, 2017 (France)	871,000	877,378

Triangle USA Petroleum Corp. 144A sr. unsec. notes
6 3/4s, 2022	75,000	31,500

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021	160,000	133,600

Weatherford International, Ltd./Bermuda company guaranty sr.
unsec. notes 9 7/8s, 2039 (Bermuda)	685,000	684,434

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021	322,000	278,530

Williams Cos., Inc. (The) notes 8 3/4s, 2032	135,000	128,445

Williams Cos., Inc. (The) notes 7 3/4s, 2031	11,000	9,743

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	30,000	30,483

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024	400,000	317,172

Williams Partners LP sr. unsec. notes 5.4s, 2044	128,000	102,569

Williams Partners LP sr. unsec. notes 4.3s, 2024	127,000	115,244

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6 1/8s, 2022	56,000	56,978

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 4 7/8s, 2023	289,000	265,880

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	59,000	50,740

19,484,161
Financials (3.8%)
Abbey National Treasury Services PLC/London company
guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)	950,000	949,949

ABN Amro Bank NV 144A sr. unsec. notes 2.45s,
2020 (Netherlands)	420,000	423,043

Aflac, Inc. sr. unsec. notes 6.9s, 2039	220,000	285,187

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022	135,000	134,288

Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022	165,000	160,875

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	146,000	153,300

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8s, 2031	272,000	315,096

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8s, 2020	101,000	116,150

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020	269,000	305,315

Ally Financial, Inc. unsec. sub. notes 8s, 2018	109,000	120,173

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s,
perpetual maturity	230,000	222,520

American Express Co. sr. unsec. bonds 8 1/8s, 2019	750,000	907,283

American Express Co. sr. unsec. notes 7s, 2018	617,000	693,198

62 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Financials cont.
American Express Co. sr. unsec. notes 6.15s, 2017	$1,053,000	$1,142,494

American International Group, Inc. jr. sub. FRB 8.175s, 2058	387,000	511,808

ARC Properties Operating Partnership LP/Clark Acquisition, LLC
company guaranty sr. unsec. unsub. notes 4.6s, 2024 R	410,000	393,600

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	209,000	238,360

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	425,000	439,344

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual
maturity (France)	305,000	325,017

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s,
perpetual maturity (Spain)	200,000	211,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	185,000	184,981

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s,
perpetual maturity	953,000	924,410

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s,
perpetual maturity	75,000	76,500

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017	565,000	566,485

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	1,227,000	1,231,537

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s,
2017 (Canada)	871,000	886,736

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017	270,000	273,384

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes
Ser. MTN, 2 1/2s, 2016	20,000	20,118

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s,
2017 (Canada)	885,000	883,504

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes
1.2s, 2017 (Japan)	895,000	891,228

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	375,000	493,219

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity
(United Kingdom)	933,000	895,680

BBVA International Preferred SAU company guaranty jr. unsec.
sub. FRB 5.919s, perpetual maturity (Spain)	370,000	374,625

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 4.3s, 2043	90,000	86,708

BNP Paribas SA company guaranty sr. unsec. unsub. bonds
Ser. MTN, 1 3/8s, 2017 (France)	1,056,000	1,056,698

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)	110,000	111,774

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	450,000	474,504

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)	325,000	330,037

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	190,000	206,973

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	610,000	641,776

CBL & Associates LP company guaranty sr. unsec. unsub. notes
5 1/4s, 2023 R	947,000	986,533

CBRE Services, Inc. company guaranty sr. unsec. notes
5 1/4s, 2025	75,000	76,035

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023	137,000	137,706

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2026	500,000	496,245

Dynamic Asset Allocation Growth Fund 63

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Financials cont.
CIT Group, Inc. sr. unsec. notes 5s, 2023	$87,000	$86,565

CIT Group, Inc. sr. unsec. notes 5s, 2022	342,000	341,573

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	118,000	123,605

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	109,000	111,998

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019	62,000	61,651

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018	213,000	225,248

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019	146,000	151,475

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity	14,000	13,650

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity	324,000	305,370

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity	376,000	370,830

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s, perpetual maturity	42,000	41,265

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	11,000	13,281

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017	983,000	1,022,164

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025	160,000	174,029

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025	300,000	304,500

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020	105,000	107,100

Commerzbank AG 144A unsec. sub. notes 8 1/8s,
2023 (Germany)	815,000	945,082

Commonwealth Bank of Australia/New York, NY sr. unsec.
bonds Ser. GMTN, 1 5/8s, 2018	385,000	385,549

Commonwealth Bank of Australia/New York, NY sr. unsec.
unsub. bonds 1 1/8s, 2017	1,210,000	1,211,070

Community Choice Financial, Inc. company guaranty sr. notes
10 3/4s, 2019	104,000	34,320

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
Netherlands (Rabobank Nederland) company guaranty sr.
unsec. notes 3 3/8s, 2017 (Netherlands)	792,000	813,972

Credit Acceptance Corp. company guaranty sr. unsec. bonds
6 1/8s, 2021	348,000	342,780

Credit Acceptance Corp. 144A company guaranty sr. unsec.
notes 7 3/8s, 2023	85,000	86,913

Credit Agricole SA 144A jr. unsec. sub. FRN 7 7/8s, perpetual
maturity (France)	340,000	338,301

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s,
perpetual maturity (Switzerland)	490,000	510,825

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	75,000	91,619

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)	609,000	591,153

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	967,000	1,042,152

DFC Finance Corp. 144A company guaranty sr. notes
10 1/2s, 2020	190,000	111,625

Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	124,875

Duke Realty LP company guaranty sr. unsec. unsub. notes
4 3/8s, 2022 R	16,000	16,726

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022	140,000	148,400

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023	170,000	171,700

EPR Properties unsec. notes 5 1/4s, 2023 R	380,000	389,731

Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4 7/8s, 2024	385,000	375,375

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity	156,000	142,740

64 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Financials cont.
Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023	$230,000	$241,330

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	1,245,000	1,685,942

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017	1,315,000	1,390,602

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB
6.15s, 2066	560,000	257,600

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	335,000	390,683

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55s, 2019	930,000	936,030

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2 3/8s, 2018	494,000	500,452

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	122,000	145,465

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5 1/8s, 2022	100,000	111,012

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	420,000	467,032

HCP, Inc. sr. unsec. notes 4 1/4s, 2023 R	195,000	196,257

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025 R	155,000	150,599

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025 R	110,000	107,784

HSBC Capital Funding LP 144A company guaranty jr. unsec.
sub. FRB 10.176s, perpetual maturity (United Kingdom)	833,000	1,253,665

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	688,000	804,978

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024	130,000	132,219

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
notes 8 1/8s, 2019 ‡‡	30,000	28,950

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021	234,000	223,470

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6s, 2020	322,000	330,855

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2022	174,000	175,088

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	1,960,000	2,127,762

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	45,000	47,925

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022	146,000	156,220

Intesa Sanpaolo SpA 144A company guaranty unsec. sub.
bonds 5.017s, 2024 (Italy)	200,000	197,360

iStar, Inc. sr. unsec. notes 5s, 2019 R	55,000	52,250

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity	363,000	377,066

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	882,000	889,471

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026	115,000	114,545

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018	962,000	967,154

KKR Group Finance Co. III, LLC 144A company guaranty sr.
unsec. unsub. bonds 5 1/8s, 2044	160,000	155,986

KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2020	355,000	416,519

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. bonds 7.8s, 2037	1,054,000	1,225,275

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual
maturity (United Kingdom)	323,000	329,751

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024
(United Kingdom)	200,000	201,050

Dynamic Asset Allocation Growth Fund 65

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Financials cont.
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s,
perpetual maturity (United Kingdom)	$185,000	$206,738

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s,
2020 (Australia)	305,000	309,879

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037	1,030,000	1,185,681

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	885,000	919,959

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021	330,000	366,456

Metropolitan Life Global Funding I 144A notes 3s, 2023	155,000	154,346

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023 R	385,000	394,999

Morgan Stanley sr. unsec. notes 4 3/4s, 2017	966,000	1,011,961

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R	115,000	120,175

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R	260,000	272,675

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s,
2018 (Australia)	475,000	481,952

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2020	220,000	200,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2021	105,000	87,150

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	135,000	203,228

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 5 7/8s, 2022	243,000	257,276

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 4 7/8s, 2045	250,000	222,500

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2019	115,000	102,925

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. notes 6 3/4s, 2019	120,000	124,200

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. unsub. notes 7 1/4s, 2021	120,000	122,400

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976s, 2025	515,000	518,655

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	32,000	32,000

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	230,000	207,000

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017	890,000	890,486

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	234,000	254,303

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	346,000	349,460

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6 3/4s, 2021	174,000	165,300

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038	160,000	184,400

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043	388,000	401,580

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044	144,000	141,840

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	75,000	79,069

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s,
2018 (Canada)	885,000	898,255

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U,
7.64s, perpetual maturity (United Kingdom)	505,000	531,513

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s,
perpetual maturity (United Kingdom)	975,000	972,865

66 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Financials cont.
Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s,
2024 (United Kingdom)	$760,000	$766,037

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018
(United Kingdom)	515,000	533,449

Royal Bank of Scotland PLC (The) company guaranty sr. unsec.
unsub. notes 6 1/8s, 2021 (United Kingdom)	355,000	413,827

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes
4 5/8s, 2016	63,000	64,207

Santander Issuances SAU 144A company guaranty sr. unsec.
unsub. notes 5.911s, 2016 (Spain)	500,000	505,013

Santander UK Group Holdings PLC 144A unsec. sub. notes
4 3/4s, 2025 (United Kingdom)	280,000	276,725

Santander UK PLC 144A unsec. sub. notes 5s, 2023
(United Kingdom)	355,000	373,557

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Russia)	220,000	221,100

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Russia)	320,000	324,208

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	35,000	35,654

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	35,000	35,127

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019 R	760,000	768,545

Simon Property Group LP 144A sr. unsec. unsub. notes
1 1/2s, 2018 R	802,000	800,678

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s,
2017 (France)	375,000	382,412

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019	65,000	63,538

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021	50,000	53,375

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020	524,000	525,965

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031
(United Kingdom)	270,000	337,325

Standard Chartered PLC unsec. sub. notes 5.7s, 2022
(United Kingdom)	615,000	640,541

Svenska Handelsbanken AB company guaranty sr. unsec. notes
2 7/8s, 2017 (Sweden)	458,000	468,885

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4 1/4s, 2042	255,000	243,426

TIERS Trust/United States 144A sr. bonds stepped-coupon
zero % (8 1/8s, 3/15/18), 2046 ††	570,000	595,650

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
8 1/2s, 2018	56,000	44,100

Travelers Property Casualty Corp. sr. unsec. unsub. bonds
7 3/4s, 2026	110,000	147,285

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT,
5 7/8s, 2017	783,000	852,554

US Bank of NA/Cincinnati, OH sr. unsec. notes
Ser. BKNT, 1.1s, 2017	900,000	901,400

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021	235,000	230,006

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902s, 2020 (Russia)	200,000	201,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.8s, 2025 (Russia)	2,000,000	1,900,000

Dynamic Asset Allocation Growth Fund 67

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Financials cont.
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	$1,976,000	$2,029,629

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95s, 2022 (Russia)	200,000	176,000

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	95,000	102,082

Walter Investment Management Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2021	123,000	105,165

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023	125,000	119,688

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s,
perpetual maturity	440,000	447,700

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017	871,000	883,170

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)	45,000	45,215

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)	220,000	244,396

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	95,000	96,943

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037	290,000	294,350

78,094,808
Health care (0.9%)
AbbVie, Inc. sr. unsec. notes 3.6s, 2025	14,000	13,808

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020	820,000	815,470

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022	240,000	235,021

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017	793,000	795,356

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
6 1/8s, 2021	220,000	228,800

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
5 1/8s, 2022	140,000	137,900

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
4 3/4s, 2045 (Luxembourg)	403,000	365,905

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
3.45s, 2022 (Luxembourg)	201,000	198,696

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
2.35s, 2018 (Luxembourg)	595,000	597,368

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023	215,000	205,863

Amgen, Inc. sr. unsec. notes 3.45s, 2020	345,000	358,333

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	885,000	896,251

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	270,000	350,184

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)	885,000	964,254

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022	465,000	468,664

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg) ‡‡	140,000	140,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	180,000	179,100

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2021	28,000	28,490

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018	28,000	28,630

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2022	34,000	34,721

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021	235,000	252,519

Concordia Healthcare Corp. 144A company guaranty sr. unsec.
notes 7s, 2023 (Canada)	180,000	157,500

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022	227,000	195,220

68 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Health care cont.
DPx Holdings BV 144A sr. unsec. notes 7 1/2s,
2022 (Netherlands)	$389,000	$392,890

Endo Finance, LLC 144A company guaranty sr. unsec. notes
5 3/4s, 2022	155,000	153,450

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 3/8s, 2023	120,000	115,350

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6s, 2025 (Ireland)	310,000	301,088

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2022	120,000	122,400

HCA, Inc. company guaranty sr. notes 5s, 2024	260,000	260,650

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019	244,000	243,390

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025	50,000	49,500

HCA, Inc. sr. notes 6 1/2s, 2020	447,000	487,230

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	48,000	54,000

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022	50,000	50,500

Jaguar Holding Co. II/Pharmaceutical Product Development,
LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023	180,000	175,050

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s,
2020 (Netherlands) ‡‡	140,000	141,400

Johnson & Johnson sr. unsec. notes 5.15s, 2018	554,000	613,916

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018	261,000	274,050

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC
144A company guaranty sr. unsec. unsub. notes 5 1/2s,
2025 (Luxembourg)	125,000	111,875

Medtronic, Inc. company guaranty sr. unsec. sub. notes
4 3/8s, 2035	113,000	114,231

Medtronic, Inc. company guaranty sr. unsec. sub. notes
3 1/2s, 2025	112,000	114,279

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018	763,000	763,377

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.95s, 2024 R	534,000	539,807

Omega Healthcare Investors, Inc. 144A company guaranty sr.
unsec. notes 4 1/2s, 2027 R	530,000	504,825

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022	438,000	473,040

Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2024	445,000	463,356

Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2022	168,000	173,040

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6 1/2s, 2023	125,000	124,063

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024	70,000	70,350

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021	53,000	52,205

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021	82,000	79,950

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	305,000	325,206

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020	174,000	183,570

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020	31,000	31,310

Tenet Healthcare Corp. 144A company guaranty sr. FRN
3.837s, 2020	185,000	183,728

Dynamic Asset Allocation Growth Fund 69

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Health care cont.
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	$396,000	$436,407

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021	310,000	343,214

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	55,000	56,361

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042	245,000	231,998

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023	245,000	241,460

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 7s, 2020	31,000	31,620

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 3/8s, 2020	238,000	237,703

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2021	14,000	13,300

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023	85,000	80,750

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
6 1/8s, 2025	160,000	152,400

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 7/8s, 2023	180,000	171,900

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 3/8s, 2020	170,000	164,900

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020	254,000	264,160

17,817,302
Technology (0.5%)
ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 3/8s, 2020	150,000	156,563

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020	250,000	263,125

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	262,000	259,385

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	314,000	287,343

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024	150,000	154,275

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019	15,000	15,245

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	225,000	104,063

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	305,000	241,713

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes
3.15s, 2017	395,000	408,005

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017	401,000	402,320

CommScope Technologies Finance, LLC 144A sr. unsec.
notes 6s, 2025	130,000	124,719

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	885,000	879,963

Fidelity National Information Services, Inc. company guaranty sr.
unsec. unsub. notes 5s, 2022	105,000	109,732

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021	32,000	36,360

First Data Corp. company guaranty sr. unsec. sub. notes
11 3/4s, 2021	158,000	175,380

First Data Corp. 144A company guaranty notes 8 1/4s, 2021	465,000	482,438

First Data Corp. 144A sr. notes 5 3/8s, 2023	180,000	178,200

Freescale Semiconductor, Inc. 144A company guaranty sr.
notes 5s, 2021	85,000	86,275

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022	108,000	112,860

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	400,000	434,769

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017	754,000	765,186

70 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Technology cont.
Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041	$155,000	$185,639

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021	120,000	133,516

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	390,000	367,508

Infor US, Inc. 144A sr. notes 5 3/4s, 2020	65,000	64,675

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022	415,000	380,763

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017	890,000	888,409

Iron Mountain, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023 R	146,000	146,000

Iron Mountain, Inc. 144A company guaranty sr. unsec.
notes 6s, 2020 R	80,000	80,776

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	84,000	93,870

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022	180,000	177,525

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023	600,000	551,880

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	60,000	69,989

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	250,000	272,999

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045	120,000	113,230

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	355,000	346,258

Plantronics, Inc. 144A company guaranty sr. unsec. notes
5 1/2s, 2023	200,000	200,500

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	565,000	548,050

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019	128,000	108,800

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	60,000	66,414

Zebra Technologies Corp. 144A sr. unsec. unsub. notes
7 1/4s, 2022	280,000	298,200

10,772,920
Transportation (0.1%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023	480,000	435,600

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	105,000	114,998

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5 3/4s, 2040	95,000	108,938

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044	240,000	219,748

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	116,463	132,767

FedEx Corp. company guaranty sr. unsec. unsub. notes
2 5/8s, 2022	45,000	44,048

United Airlines 2014-2 Class A Pass Through Trust sr. notes
Ser. A, 3 3/4s, 2026	165,000	164,794

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023	361,000	357,390

1,578,283
Utilities and power (0.6%)
AES Corp./Virginia (The) sr. unsec. notes 8s, 2020	14,000	15,820

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025	435,000	384,975

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021	227,000	235,513

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023	59,000	51,625

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	35,000	36,364

Calpine Corp. sr. unsec. notes 5 3/4s, 2025	325,000	303,875

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	42,000	43,785

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024	34,000	35,233

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037	30,000	29,821

Dynamic Asset Allocation Growth Fund	71

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Utilities and power cont.
Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7 1/8s, 2018	$624,000	$725,101

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub.
notes 4.2s, 2042	130,000	126,670

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	43,000	43,215

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	265,000	268,008

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022	15,000	15,131

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019	315,000	315,788

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7 5/8s, 2024	10,000	10,100

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)	515,000	543,436

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s,
perpetual maturity (France)	1,660,000	1,626,800

Electricite de France (EDF) 144A sr. unsec. notes 6.95s,
2039 (France)	115,000	148,830

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s,
2019 (France)	165,000	189,178

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s,
perpetual maturity (France)	1,235,000	1,210,300

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022 (In default) †	134,882	143,650

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020	104,000	103,480

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	85,000	79,685

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	75,000	75,236

Enterprise Products Operating, LLC company guaranty sr.
unsec. unsub. notes 4.85s, 2042	230,000	202,633

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2023	80,000	59,050

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	215,000	172,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec.
notes 9 3/8s, 2020	368,000	316,480

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	531,000	533,776

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021	220,000	188,122

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	193,000	179,490

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	45,000	41,625

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45s, 2023	155,000	137,515

Kinder Morgan Energy Partners LP sr. unsec. unsub.
notes 5.4s, 2044	255,000	210,575

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes
3 1/2s, 2021	270,000	259,735

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032	157,000	165,050

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	7,000	8,429

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	235,000	311,916

Nevada Power Co. mtge. notes 7 1/8s, 2019	115,000	133,832

NiSource Finance Corp. company guaranty sr. unsec. notes
6 1/8s, 2022	75,000	87,359

NRG Energy, Inc. company guaranty sr. unsec. notes
7 7/8s, 2021	515,000	522,081

72 Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (11.6%)* cont.	Principal amount	Value

Utilities and power cont.
NRG Yield Operating, LLC company guaranty sr. unsec. notes
5 3/8s, 2024	$80,000	$70,200

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)	205,000	198,587

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	80,000	84,086

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045	405,000	359,708

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034	112,000	135,235

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.2s, 2022	425,000	446,495

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.4s, 2023	15,000	15,022

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040	75,000	90,009

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	775,000	661,656

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2022	157,000	160,889

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 1/2s, 2023	109,000	105,458

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5s, 2022	80,000	78,108

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4 1/2s, 2023	72,000	66,561

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022	185,000	177,600

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11 1/2s, 2020 (In default) †	90,000	34,875

Toledo Edison Co. (The) sr. mtge. bonds 7 1/4s, 2020	20,000	23,484

Union Electric Co. sr. notes 6.4s, 2017	140,000	151,903

		13,151,163

Total corporate bonds and notes (cost $244,436,480)		$237,640,989

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (7.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)
Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, October 1, 2045	$21,000,000	$21,997,500

21,997,500
U.S. Government Agency Mortgage Obligations (6.4%)
Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016	30,338	30,956
6s, TBA, October 1, 2045	10,000,000	11,300,000
6s, TBA, September 1, 2045	9,000,000	10,188,281
4 1/2s, with due dates from February 1, 2039 to April 1, 2039	105,390	114,534
4s, TBA, November 1, 2045	26,000,000	27,657,500
4s, TBA, October 1, 2045	26,000,000	27,730,625
3 1/2s, TBA, November 1, 2045	1,000,000	1,039,375
3 1/2s, TBA, October 1, 2045	1,000,000	1,042,969
3s, TBA, November 1, 2045	19,000,000	19,181,094
3s, TBA, October 1, 2045	20,000,000	20,265,624
3s, TBA, October 1, 2030	12,000,000	12,495,000

		131,045,958

Total U.S. government and agency mortgage obligations (cost $152,540,715)		$153,043,458

Dynamic Asset Allocation Growth Fund	73

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 1.625%, July 31, 2020 [i]	$142,000	$144,130

Total U.S. treasury obligations (cost $144,130)		$144,130

MORTGAGE-BACKED SECURITIES (2.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.2%)
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.689s,
2025 (Bermuda)	$638,000	$637,601

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.774s, 2032	90,758	130,399
IFB Ser. 3072, Class SM, 23.039s, 2035	97,243	146,245
IFB Ser. 3072, Class SB, 22.893s, 2035	86,996	130,346
IFB Ser. 3249, Class PS, 21.593s, 2036	63,037	92,836
IFB Ser. 3065, Class DC, 19.24s, 2035	74,855	111,411
IFB Ser. 2990, Class LB, 16.418s, 2034	96,978	130,696
FRB Ser. T-56, Class A, IO, 0.524s, 2043	97,070	2,063
Ser. 3326, Class WF, zero %, 2035	2,425	2,001
Ser. 1208, Class F, PO, zero %, 2022	858	796
FRB Ser. T-56, Class 2, IO, zero %, 2043	96,625	—

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.737s, 2036	30,209	59,142
IFB Ser. 06-8, Class HP, 23.856s, 2036	51,301	81,343
IFB Ser. 07-53, Class SP, 23.489s, 2037	82,069	128,630
IFB Ser. 05-75, Class GS, 19.668s, 2035	70,023	97,435
Ser. 418, Class C15, IO, 3 1/2s, 2043	1,502,691	299,922
FRB Ser. 03-W10, Class 1, IO, 0.858s, 2043	115,811	2,895
FRB Ser. 01-50, Class B1, IO, 0.399s, 2041	850,606	10,101
FRB Ser. 02-W8, Class 1, IO, 0.312s, 2042	529,972	6,293
Ser. 01-79, Class BI, IO, 0.304s, 2045	343,126	3,431
Ser. 03-34, Class P1, PO, zero %, 2043	16,629	13,841

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.934s, 2042	2,008,408	300,518
Ser. 10-9, Class UI, IO, 5s, 2040	1,104,893	209,546
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	43,420	5,908
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	227,223	38,697
Ser. 10-107, Class NI, IO, 4 1/2s, 2039	977,548	85,526
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	540,388	33,379
Ser. 10-85, Class MI, IO, 4 1/2s, 2036	594,192	8,111
Ser. 15-138, Class AI, IO, 3 1/2s, 2045	1,114,000	152,830
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	3,572,893	418,243
Ser. 15-124, Class NI, IO, 3 1/2s, 2039	4,301,000	596,764
Ser. BOA-F74, Class BI, IO, 1.556s, 2045 ##	7,249,000	513,229

4,450,178
Commercial mortgage-backed securities (2.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.503s, 2049	877,273	5,331

Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.499s, 2051	4,279,325	28,342

74 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.546s, 2041	$123,562	$1,821
FRB Ser. 04-4, Class XC, IO, 0.258s, 2042	293,014	313
Ser. 05-1, Class XW, IO, zero %, 2042	1,776,782	18

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-T18, Class D, 5.134s, 2042	280,000	277,026
FRB Ser. 04-PR3I, Class X1, IO, 0.481s, 2041	33,732	62

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.603s, 2039	435,000	434,078
FRB Ser. 06-PW11, Class C, 5.603s, 2039	261,000	260,418
Ser. 04-PWR5, Class E, 5.222s, 2042	196,459	196,508
FRB Ser. 06-PW14, Class X1, IO, 0.837s, 2038	5,805,856	82,211

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO,
1.709s, 2029	104,710	4,027

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO,
0.548s, 2049	2,225,452	17,603

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.76s, 2047	331,000	346,712
FRB Ser. 11-C1, Class E, 5.722s, 2044	295,000	267,488

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049	207,000	203,687
FRB Ser. 13-GC17, Class C, 5.261s, 2046	310,000	326,239
Ser. 14-GC21, Class AS, 4.026s, 2047	382,000	403,442
FRB Ser. 14-GC19, Class X, IO, 1.478s, 2047	2,944,317	217,703

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.744s, 2049	39,334,478	266,294

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	615,000	622,454
FRB Ser. 14-CR18, Class C, 4.897s, 2047	1,626,000	1,666,821
Ser. 14-UBS6, Class C, 4.615s, 2047	854,000	830,451
FRB Ser. 14-LC15, Class XA, IO, 1.566s, 2047	6,926,584	512,290
FRB Ser. 14-CR17, Class XA, IO, 1.356s, 2047	6,836,920	454,748
FRB Ser. 14-UBS6, Class XA, IO, 1.226s, 2047	7,087,549	464,452
FRB Ser. 06-C8, Class XS, IO, 0.714s, 2046	39,305,071	171,767

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046	458,000	348,091
FRB Ser. 07-C9, Class AJFL, 0.893s, 2049	1,012,000	992,985

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.606s, 2040	27,361,395	175,113
FRB Ser. 07-C2, Class AX, IO, 0.216s, 2049	14,375,357	40,251

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	169,117	178,419
FRB Ser. 03-C3, Class AX, IO, 2.24s, 2038	109,206	13
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035	15,987	304

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1,
Class D, 3.945s, 2050	1,515,000	1,294,211

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	190,524	190,524

Dynamic Asset Allocation Growth Fund	75

MORTGAGE-BACKED SECURITIES (2.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.582s, 2044	$434,000	$457,945

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1,
Class X, IO, 0.966s, 2020	163,112	2,492

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D,
4.986s, 2042	289,000	289,228

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.027s, 2045	4,413,471	—

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC,
IO, 0.378s, 2049	29,693,073	94,127

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.699s, 2043	433,154	797

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.777s, 2046	4,969,081	433,155

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10,
Class D, 4.558s, 2046	436,000	409,264

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO,
1.231s, 2047	10,437,287	675,355

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.819s, 2045	309,000	320,445
FRB Ser. 11-GC3, Class D, 5.737s, 2044	1,553,000	1,651,533
FRB Ser. 13-GC12, Class D, 4.616s, 2046	939,000	879,176
FRB Ser. 06-GG6, Class XC, IO, 0.043s, 2038	1,413,164	134

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.598s, 2047	292,000	289,451
FRB Ser. 13-C17, Class XA, IO, 1.226s, 2047	8,151,219	450,599

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.568s, 2047	311,000	308,908

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051	182,000	186,492
FRB Ser. 05-LDP5, Class F, 5.563s, 2044	644,000	645,265
Ser. 06-LDP8, Class B, 5.52s, 2045	290,000	289,197
Ser. 06-LDP8, Class AJ, 5.48s, 2045	2,302,000	2,309,458
Ser. 04-LN2, Class A2, 5.115s, 2041	32,592	32,635
FRB Ser. 05-LDP2, Class B, 4.882s, 2042	243,000	242,757
FRB Ser. 13-C10, Class C, 4.295s, 2047	1,202,000	1,207,072
FRB Ser. 13-LC11, Class XA, IO, 1.697s, 2046	13,852,462	1,063,869
FRB Ser. 06-LDP8, Class X, IO, 0.687s, 2045	1,630,884	5,659
FRB Ser. 06-CB17, Class X, IO, 0.655s, 2043	11,285,304	45,841
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049	8,811,027	55,448

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.379s, 2051	260,000	248,316
FRB Ser. 12-C6, Class E, 5.372s, 2045	1,599,000	1,597,974
FRB Ser. 12-C8, Class D, 4.82s, 2045	594,000	605,982
FRB Ser. 05-CB12, Class X1, IO, 0.544s, 2037	477,037	1,457

Key Commercial Mortgage Securities Trust 144A FRB
Ser. 07-SL1, Class A2, 5.854s, 2040	156,808	156,581

76 Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (2.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	$224,959	$225,269
Ser. 06-C1, Class AJ, 5.276s, 2041	380,000	387,600
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040	817,780	6,323

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.855s, 2039	40,602,354	232,448
FRB Ser. 06-C7, Class XCL, IO, 0.851s, 2038	2,296,109	14,713
FRB Ser. 06-C7, Class XW, IO, 0.851s, 2038	1,219,082	7,511
FRB Ser. 05-C5, Class XCL, IO, 0.477s, 2040	1,252,269	13,059
FRB Ser. 05-C7, Class XCL, IO, 0.37s, 2040	1,296,792	5,048
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	168,342	10

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3 1/2s, 2048	788,000	721,871

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS,
IO, zero %, 2028	1,373	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.032s, 2050	36,674	36,760

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.587s, 2039	287,897	483
FRB Ser. 05-MCP1, Class XC, IO, 0.07s, 2043	171,981	2

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.696s, 2044	64,129	866
FRB Ser. 06-C4, Class X, IO, 6.438s, 2045	472,298	64,091

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ,
5.485s, 2046	486,000	487,973

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046	586,000	613,336
FRB Ser. 14-C17, Class XA, IO, 1.433s, 2047	11,455,300	807,942

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049	122,568	122,857
Ser. 07-HQ11, Class C, 5.558s, 2044	312,000	311,816
Ser. 07-HQ11, Class AJ, 5.508s, 2044	343,000	344,170

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E,
5.351s, 2049	545,000	569,358

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	985,451	987,914

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049	284,000	301,264
FRB Ser. 12-C4, Class XA, IO, 1.975s, 2045	7,580,093	690,706

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.527s, 2048	32,249,130	109,002
FRB Ser. 07-C34, IO, 0.459s, 2046	3,653,575	27,402

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042	803,855	281
FRB Ser. 06-C26, Class XC, IO, 0.178s, 2045	13,660,033	5,327

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16,
Class XA, IO, 1.633s, 2050	3,338,846	262,934

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.435s, 2046	849,000	817,823

Dynamic Asset Allocation Growth Fund	77

MORTGAGE-BACKED SECURITIES (2.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047	$396,000	$409,622
Ser. 13-UBS1, Class AS, 4.306s, 2046	256,000	277,169
FRB Ser. 13-C17, Class XA, IO, 1.739s, 2046	6,665,899	495,936

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044	416,000	443,930
FRB Ser. 11-C2, Class D, 5.644s, 2044	1,392,000	1,500,632
FRB Ser. 13-UBS1, Class D, 4.785s, 2046	1,108,000	1,076,045
FRB Ser. 13-C15, Class D, 4.63s, 2046	538,000	501,615
FRB Ser. 12-C10, Class D, 4.605s, 2045	343,000	325,528
Ser. 14-C19, Class D, 4.234s, 2047	203,000	180,817
FRB Ser. 12-C9, Class XA, IO, 2.34s, 2045	5,461,390	532,977
FRB Ser. 12-C10, Class XA, IO, 1.917s, 2045	4,620,880	405,759
FRB Ser. 13-C12, Class XA, IO, 1.613s, 2048	1,965,360	141,773
FRB Ser. 12-C9, Class XB, IO, 0.867s, 2045	10,038,000	457,301

41,164,092
Residential mortgage-backed securities (non-agency) (0.6%)
BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.253s, 2046	180,000	139,118

BCAP, LLC Trust 144A
FRB Ser. 13-RR1, Class 9A4, 5.499s, 2036	108,240	109,432
FRB Ser. 11-RR2, Class 2A7, 2.775s, 2036	796,371	553,478

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.549s, 2035	550,102	449,151
FRB Ser. 05-27, Class 1A1, 1.197s, 2035	402,088	324,445
FRB Ser. 06-OA7, Class 1A2, 1.139s, 2046	1,310,461	1,041,816
FRB Ser. 05-59, Class 1A1, 0.526s, 2035	1,169,707	935,334
FRB Ser. 06-OC2, Class 2A3, 0.484s, 2036	370,369	331,480
FRB Ser. 06-OA2, Class A5, 0.446s, 2046	820,305	627,533

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.449s, 2036	660,000	514,800

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1,
0.744s, 2035	750,000	542,925

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1,
Class M3, 0.514s, 2036	1,103,000	757,982

Morgan Stanley Resecuritization Trust 144A
FRB Ser. 15-R7, Class 2B, 2.573s, 2035 F	890,000	449,450
Ser. 15-R4, Class CB1, 0.598s, 2047	160,000	128,000

Nomura Resecuritization Trust 144A
FRB Ser. 14-3R, Class 3A9, 0.719s, 2035	1,307,000	1,128,072
FRB Ser. 15-1R, Class 6A9, 0.426s, 2047	1,000,000	620,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.694s, 2045	273,690	240,847
FRB Ser. 05-AR13, Class A1C3, 0.684s, 2045	466,387	400,420
FRB Ser. 05-AR9, Class A1C3, 0.674s, 2045	596,721	548,983
FRB Ser. 04-AR12, Class A2B, 0.654s, 2044	705,957	638,044
FRB Ser. 05-AR11, Class A1B3, 0.594s, 2045	815,623	721,827
FRB Ser. 05-AR13, Class A1B3, 0.554s, 2045	603,080	541,219

		11,744,356

Total mortgage-backed securities (cost $57,095,618)		$57,358,626

78 Dynamic Asset Allocation Growth Fund

ASSET-BACKED SECURITIES (1.4%)*		Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017		$1,306,000	$1,306,000
FRB Ser. 15-4, Class A, 1.233s, 2017		1,143,000	1,143,000
FRB Ser. 14-3, Class A, 1.056s, 2016		16,324,000	16,324,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A,
1.055s, 2016		10,325,000	10,325,000

Total asset-backed securities (cost $29,098,000)			$29,098,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.5%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033
(Argentina) (In default) †		$476,693	$473,118

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		217,000	218,628

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		2,613,000	2,688,777

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s,
2033 (Argentina)		1,616,550	1,390,233

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s,
2033 (Argentina) (In default) †		1,654,405	1,666,813

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s,
2021 (Brazil)		490,000	459,988

Brazil (Federal Republic of) unsec. notes 10s, 2021
(Brazil) (units)	BRL	3,896	823,917

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10 7/8s, 2021 (Argentina)		$615,000	596,550

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s,
2021 (Argentina)		319,231	300,077

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s,
2018 (Argentina)		200,000	194,000

Colombia (Republic of) sr. unsec. unsub. bonds 5s,
2045 (Colombia)		300,000	258,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)		200,000	210,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		200,000	208,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)		430,000	385,129

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s,
2023 (Indonesia)		285,000	259,350

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)		200,000	183,000

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024
(South Africa)		735,000	727,650

Total foreign government and agency bonds and notes (cost $11,549,014)			$11,043,230

WARRANTS (0.2%)* †	Expiration	Strike
	date	price	Warrants	Value

Al Tayyar Travel Group Holding Co. 144A
(Saudi Arabia)	5/24/18	$0.00	23,348	$474,879

China State Construction Engineering Corp.,
Ltd. 144A (China)	4/18/16	0.00	491,500	447,654

Daqin Railway Co., Ltd. 144A (China)	3/31/16	0.00	40	56

Gree Electric Appliances, Inc. of Zhuhai
144A (China)	6/24/16	0.00	219,400	558,414

Dynamic Asset Allocation Growth Fund 79

WARRANTS (0.2%)* † cont.	Expiration	Strike
	date	price	Warrants	Value

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	$0.00	285,200	$406,909

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	199,100	755,829

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/29/17	0.00	212,300	627,840

Total warrants (cost $4,301,498)				$3,271,581

SENIOR LOANS (0.1%)* [c]	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020	$392,660	$303,330

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11s, 2017	1,110,617	1,033,469

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B7, 11 1/2s, 2017	94,525	85,368

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021	340,688	297,250

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	338,274	334,327

Gates Global, LLC/Gates Global Co. bank term loan FRN
4 1/4s, 2021	178,857	169,356

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	189,028	122,317

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020	245,532	240,064

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.683s, 2017	619,610	238,550

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.683s, 2017	6,359	2,448

Total senior loans (cost $3,411,564)		$2,826,479

INVESTMENT COMPANIES (0.1%)*	Shares	Value

Hercules Technology Growth Capital, Inc.	17,645	$178,391

iShares MSCI Emerging Markets ETF S	39,220	1,285,632

Medley Capital Corp. S	37,005	275,317

Solar Capital, Ltd.	14,761	233,519

Total investment companies (cost $2,528,693)		$1,972,859

PREFERRED STOCKS (—%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	261	$262,305

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	6,720	171,562

M/I Homes, Inc. Ser. A, $2.438 pfd.	4,607	117,248

Total preferred stocks (cost $449,905)		$551,115

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R	$87,000	$99,343

Jazz Technologies, Inc. cv. company guaranty sr. unsec.
bonds 8s, 2018	83,000	120,402

Navistar International Corp. cv. sr. unsec. sub. bonds
4 1/2s, 2018	63,000	46,108

Total convertible bonds and notes (cost $215,055)		$265,853

80 Dynamic Asset Allocation Growth Fund

CONVERTIBLE PREFERRED STOCKS (—%)*		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R		7,578	$167,900

Total convertible preferred stocks (cost $138,507)			$167,900

SHORT-TERM INVESTMENTS (21.3%)*	Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.24% [d]	Shares	27,402,164	$27,402,164

Putnam Money Market Liquidity Fund 0.11% L	Shares	106,910,629	106,910,629

Putnam Short Term Investment Fund 0.13% L	Shares	270,178,797	270,178,797

SSgA Prime Money Market Fund Class N 0.09% P	Shares	510,000	510,000

U.S. Treasury Bills 0.16%, February 11, 2016 # Δ §		$612,000	611,943

U.S. Treasury Bills 0.10%, January 14, 2016 # Δ §		923,000	922,979

U.S. Treasury Bills 0.09%, February 18, 2016 # Δ §		3,080,000	3,079,731

U.S. Treasury Bills 0.03%, February 4, 2016 Δ §		2,132,000	2,131,859

U.S. Treasury Bills 0.03%, October 15, 2015 # Δ §		14,906,000	14,905,832

U.S. Treasury Bills 0.03%, October 8, 2015 # Δ §		4,682,000	4,681,969

U.S. Treasury Bills 0.01%, October 1, 2015 Δ		3,215,000	3,215,000

Total short-term investments (cost $434,549,514)			$434,550,903

TOTAL INVESTMENTS

Total investments (cost $2,219,356,653)			$2,222,761,306

Key to holding’s currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Dynamic Asset Allocation Growth Fund	81

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2014 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $2,041,227,922.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $380,149, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

ΔThis security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $351,481,179 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

82 Dynamic Asset Allocation Growth Fund

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $302,451,322)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$2,053,446	$2,144,131	$(90,685)

	Australian Dollar	Sell	10/21/15	2,053,446	2,094,767	41,321

	British Pound	Sell	12/16/15	88,166	89,246	1,080

	Canadian Dollar	Buy	10/21/15	2,082,737	2,148,708	(65,971)

	Canadian Dollar	Sell	10/21/15	5,097,712	5,319,504	221,792

	Euro	Sell	12/16/15	1,285,750	1,302,090	16,340

	Mexican Peso	Buy	10/21/15	1,938,630	2,079,635	(141,005)

	New Taiwan Dollar	Sell	11/18/15	2,098,088	2,106,551	8,463

	New Zealand Dollar	Buy	10/21/15	3,128,462	3,203,946	(75,484)

	New Zealand Dollar	Sell	10/21/15	2,982,074	3,092,389	110,315

	Norwegian Krone	Buy	12/16/15	191,359	197,683	(6,324)

	Swedish Krona	Sell	12/16/15	2,166,250	2,154,596	(11,654)

Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	1,023,498	1,132,872	(109,374)

	British Pound	Buy	12/16/15	1,674,849	1,695,228	(20,379)

	Canadian Dollar	Buy	10/21/15	5,163,947	5,259,473	(95,526)

	Canadian Dollar	Sell	10/21/15	5,163,947	5,261,117	97,170

	Euro	Sell	12/16/15	1,103,382	1,090,109	(13,273)

	Hong Kong Dollar	Buy	11/18/15	1,006,851	1,006,357	494

	Japanese Yen	Buy	11/18/15	6,220,976	6,153,920	67,056

	Mexican Peso	Buy	10/21/15	1,728,131	1,854,225	(126,094)

	New Zealand Dollar	Buy	10/21/15	1,735,452	1,693,848	41,604

	Norwegian Krone	Sell	12/16/15	1,660,356	1,713,527	53,171

	Singapore Dollar	Sell	11/18/15	1,331,299	1,414,558	83,259

	Swedish Krona	Sell	12/16/15	2,004,730	1,988,065	(16,665)

	Swiss Franc	Buy	12/16/15	3,353,071	3,359,361	(6,290)

Citibank, N.A.
	Australian Dollar	Buy	10/21/15	1,887,409	2,051,152	(163,743)

	Australian Dollar	Sell	10/21/15	1,887,409	1,884,946	(2,463)

	British Pound	Sell	12/16/15	53,081	53,723	642

	Canadian Dollar	Sell	10/21/15	1,063,284	1,088,464	25,180

	Chilean Peso	Buy	10/21/15	78,316	84,294	(5,978)

	Chilean Peso	Sell	10/21/15	78,316	77,305	(1,011)

	Danish Krone	Buy	12/16/15	1,149,005	1,143,267	5,738

	Euro	Buy	12/16/15	53,927	54,596	(669)

	Japanese Yen	Sell	11/18/15	1,258,619	1,217,412	(41,207)

	Mexican Peso	Buy	10/21/15	2,214,642	2,375,764	(161,122)

	New Zealand Dollar	Buy	10/21/15	326,738	342,517	(15,779)

	New Zealand Dollar	Sell	10/21/15	326,738	325,678	(1,060)

	Norwegian Krone	Buy	12/16/15	1,598,935	1,653,213	(54,278)

	Swedish Krona	Sell	12/16/15	2,212,749	2,203,003	(9,746)

Dynamic Asset Allocation Growth Fund 83

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $302,451,322) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Australian Dollar	Buy	10/21/15	$4,735,421	$5,304,006	$(568,585)

	British Pound	Buy	12/16/15	10,556,618	10,684,674	(128,056)

	Canadian Dollar	Buy	10/21/15	2,094,575	2,156,003	(61,428)

	Canadian Dollar	Sell	10/21/15	2,094,575	2,123,638	29,063

	Chinese Yuan	Sell	11/18/15	3,571,099	3,512,913	(58,186)

	Euro	Sell	12/16/15	2,816,521	2,851,711	35,190

	Japanese Yen	Buy	11/18/15	4,298,727	4,192,178	106,549

	New Zealand Dollar	Sell	10/21/15	18,832	98,952	80,120

	Norwegian Krone	Sell	12/16/15	2,532,196	2,616,949	84,753

	Singapore Dollar	Buy	11/18/15	68,547	30,541	38,006

	Swedish Krona	Buy	12/16/15	3,442,414	3,426,610	15,804

	Swiss Franc	Buy	12/16/15	2,247,556	2,251,087	(3,531)

Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	973,785	972,620	1,165

	Australian Dollar	Sell	10/21/15	973,785	1,057,571	83,786

	British Pound	Sell	12/16/15	978,898	990,754	11,856

	Canadian Dollar	Buy	10/21/15	763,353	759,629	3,724

	Canadian Dollar	Sell	10/21/15	763,353	810,395	47,042

	Euro	Buy	12/16/15	1,854,670	1,877,726	(23,056)

	New Zealand Dollar	Buy	10/21/15	869,641	866,799	2,842

	New Zealand Dollar	Sell	10/21/15	869,641	911,624	41,983

	Norwegian Krone	Sell	12/16/15	1,520,045	1,571,283	51,238

	Polish Zloty	Sell	12/16/15	1,971,487	1,974,101	2,614

	Swedish Krona	Sell	12/16/15	1,118,008	1,113,454	(4,554)

Goldman Sachs International
	Australian Dollar	Buy	10/21/15	3,941,346	4,161,869	(220,523)

	Australian Dollar	Sell	10/21/15	3,941,346	4,015,445	74,099

	British Pound	Buy	12/16/15	1,013,227	1,025,552	(12,325)

	Canadian Dollar	Buy	10/21/15	1,072,351	1,085,558	(13,207)

	Canadian Dollar	Sell	10/21/15	1,072,351	1,102,159	29,808

	Euro	Sell	12/16/15	702,732	711,537	8,805

	Japanese Yen	Sell	11/18/15	6,377,812	6,230,627	(147,185)

	New Zealand Dollar	Buy	10/21/15	386,685	385,408	1,277

	New Zealand Dollar	Sell	10/21/15	386,685	405,407	18,722

	Norwegian Krone	Sell	12/16/15	1,058,378	1,093,983	35,605

	Swedish Krona	Buy	12/16/15	1,148,624	1,135,957	12,667

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	1,948,201	1,945,876	2,325

	Australian Dollar	Sell	10/21/15	1,948,201	2,116,022	167,821

	British Pound	Sell	12/16/15	908,275	919,291	11,016

	Canadian Dollar	Sell	10/21/15	981,914	1,145,295	163,381

	Euro	Sell	12/16/15	118,259	119,730	1,471

	Japanese Yen	Sell	11/18/15	5,807,145	5,617,993	(189,152)

84 Dynamic Asset Allocation Growth Fund

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $302,451,322) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.
	New Zealand Dollar	Buy	10/21/15	$787,861	$826,070	$(38,209)

	New Zealand Dollar	Sell	10/21/15	787,861	785,171	(2,690)

	Swedish Krona	Sell	12/16/15	1,152,490	1,147,860	(4,630)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	3,112,704	3,315,752	(203,048)

	Australian Dollar	Sell	10/21/15	3,112,704	3,246,127	133,423

	British Pound	Buy	12/16/15	390,773	395,597	(4,824)

	British Pound	Sell	12/16/15	598,711	606,103	7,392

	Canadian Dollar	Buy	10/21/15	3,247,322	3,412,963	(165,641)

	Canadian Dollar	Sell	10/21/15	3,694,710	3,782,599	87,889

	Euro	Buy	12/16/15	2,920,907	2,957,205	(36,298)

	Euro	Sell	12/16/15	6,266,184	6,324,549	58,365

	Japanese Yen	Buy	11/18/15	2,277,871	2,190,771	87,100

	Japanese Yen	Sell	11/18/15	2,171,142	2,218,410	47,268

	Mexican Peso	Buy	10/21/15	2,138,557	2,294,467	(155,910)

	Mexican Peso	Sell	10/21/15	2,097,633	2,108,365	10,732

	New Taiwan Dollar	Buy	11/18/15	2,032,021	2,064,713	(32,692)

	New Taiwan Dollar	Sell	11/18/15	4,064,488	4,169,012	104,524

	New Zealand Dollar	Buy	10/21/15	4,218,482	4,275,531	(57,049)

	New Zealand Dollar	Sell	10/21/15	3,359,630	3,521,797	162,167

	Norwegian Krone	Sell	12/16/15	2,912,298	3,020,152	107,854

	Singapore Dollar	Buy	11/18/15	2,208,377	2,238,887	(30,510)

	Singapore Dollar	Sell	11/18/15	2,315,793	2,389,344	73,551

	South Korean Won	Buy	11/18/15	2,088,691	2,104,843	(16,152)

	South Korean Won	Sell	11/18/15	2,172,074	2,180,854	8,780

	Swedish Krona	Buy	12/16/15	222,381	221,425	956

	Swedish Krona	Sell	12/16/15	30,245	30,115	(130)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	4,028,992	4,211,931	(182,939)

	Australian Dollar	Sell	10/21/15	4,028,992	4,199,282	170,290

	British Pound	Buy	12/16/15	1,339,124	1,341,236	(2,112)

	Canadian Dollar	Sell	10/21/15	569,443	633,887	64,444

	Euro	Sell	12/16/15	693,222	686,502	(6,720)

	Japanese Yen	Sell	11/18/15	3,032,396	3,057,802	25,406

	New Zealand Dollar	Buy	10/21/15	3,118,375	3,211,751	(93,376)

	New Zealand Dollar	Sell	10/21/15	3,118,375	3,271,095	152,720

	Norwegian Krone	Sell	12/16/15	87,725	90,422	2,697

	Singapore Dollar	Sell	11/18/15	134,077	167,000	32,923

	South Korean Won	Sell	11/18/15	114,787	130,985	16,198

	Swedish Krona	Sell	12/16/15	2,570,342	2,533,329	(37,013)

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	1,336,780	1,397,013	(60,233)

	Brazilian Real	Buy	10/2/15	1,918,249	2,341,705	(423,456)

Dynamic Asset Allocation Growth Fund 85

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $302,451,322) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.
	Brazilian Real	Sell	10/2/15	$1,918,249	$2,138,070	$219,821

	British Pound	Buy	12/16/15	865,326	875,810	(10,484)

	Canadian Dollar	Sell	10/21/15	2,529,974	2,686,323	156,349

	Chilean Peso	Buy	10/21/15	2,008,393	2,159,586	(151,193)

	Chilean Peso	Sell	10/21/15	2,008,393	2,139,886	131,493

	Euro	Buy	12/16/15	9,369,236	9,485,959	(116,723)

	Hungarian Forint	Buy	12/16/15	1,993,990	1,984,047	9,943

	Japanese Yen	Sell	11/18/15	2,046,355	1,936,835	(109,520)

	New Zealand Dollar	Buy	10/21/15	1,697,403	1,692,273	5,130

	New Zealand Dollar	Sell	10/21/15	1,697,403	1,779,641	82,238

	Norwegian Krone	Sell	12/16/15	744,283	769,401	25,118

	Singapore Dollar	Buy	11/18/15	216,867	155,631	61,236

	Swedish Krona	Sell	12/16/15	770,792	767,667	(3,125)

UBS AG
	Australian Dollar	Buy	10/21/15	2,979,201	3,192,748	(213,547)

	British Pound	Buy	12/16/15	3,096,694	3,134,159	(37,465)

	Canadian Dollar	Sell	10/21/15	2,046,248	2,222,137	175,889

	Chilean Peso	Buy	10/21/15	2,271	2,447	(176)

	Chilean Peso	Sell	10/21/15	2,271	2,241	(30)

	Euro	Sell	12/16/15	1,615,242	1,635,539	20,297

	Israeli Shekel	Buy	10/21/15	3,212	3,201	11

	Israeli Shekel	Sell	10/21/15	3,212	3,342	130

	Japanese Yen	Sell	11/18/15	660,583	638,808	(21,775)

	New Zealand Dollar	Buy	10/21/15	1,440,954	1,450,977	(10,023)

	New Zealand Dollar	Sell	10/21/15	1,440,954	1,436,008	(4,946)

	Norwegian Krone	Sell	12/16/15	12	12	—

	Swedish Krona	Sell	12/16/15	1,091,844	1,086,556	(5,288)

WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	19,352	21,029	(1,677)

	Australian Dollar	Sell	10/21/15	19,352	19,327	(25)

	Canadian Dollar	Buy	10/21/15	280,226	278,855	1,371

	Canadian Dollar	Sell	10/21/15	280,226	297,549	17,323

	Euro	Sell	12/16/15	2,359,930	2,389,278	29,348

	Japanese Yen	Buy	11/18/15	6,203,826	5,931,407	272,419

	New Zealand Dollar	Buy	10/21/15	1,268,328	1,351,521	(83,193)

	South Korean Won	Sell	11/18/15	203,208	196,263	(6,945)

Total						$(496,183)

86 Dynamic Asset Allocation Growth Fund

FUTURES CONTRACTS OUTSTANDING at 9/30/15
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	431	$14,886,232	Dec-15	$(370,229)

Russell 2000 Index Mini (Short)	46	5,041,140	Dec-15	209,898

S&P 500 Index (Long)	37	17,655,475	Dec-15	(266,276)

S&P 500 Index E-Mini (Long)	2,672	255,002,320	Dec-15	(3,322,487)

S&P 500 Index E-Mini (Short)	155	14,792,425	Dec-15	188,078

S&P Mid Cap 400 Index
E-Mini (Long)	395	53,834,550	Dec-15	(1,432,007)

U.S. Treasury Bond 30 yr (Long)	45	7,080,469	Dec-15	100,897

U.S. Treasury Bond 30 yr (Short)	1	157,344	Dec-15	(1,971)

U.S. Treasury Bond Ultra
30 yr (Long)	75	12,030,469	Dec-15	80,780

U.S. Treasury Bond Ultra
30 yr (Short)	6	962,438	Dec-15	(8,176)

U.S. Treasury Note 10 yr (Long)	143	18,409,016	Dec-15	235,252

U.S. Treasury Note 10 yr (Short)	995	128,090,703	Dec-15	(1,110,937)

U.S. Treasury Note 5 yr (Long)	330	39,770,156	Dec-15	297,632

U.S. Treasury Note 5 yr (Short)	424	51,098,625	Dec-15	(384,175)

U.S. Treasury Note 2 yr (Long)	198	43,368,188	Dec-15	68,337

U.S. Treasury Note 2 yr (Short)	168	36,797,250	Dec-15	(58,165)

Total				$(5,773,549)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/15 (premiums $553,651)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$403,433

Total			$403,433

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $59,137,578)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s,
September 1, 2045	$9,000,000	9/14/15	$10,188,281

Federal National Mortgage Association, 4s,
October 1, 2045	26,000,000	10/14/15	27,730,625

Federal National Mortgage Association, 3 1/2s,
October 1, 2045	1,000,000	10/14/15	1,042,969

Federal National Mortgage Association, 3s,
October 1, 2045	20,000,000	10/14/15	20,265,624

Total			$59,227,499

Dynamic Asset Allocation Growth Fund 87

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$31,900,000 E	$(160,143)	12/16/17	3 month USD-	1.25%	$84,658
			LIBOR-BBA

83,864,000 E	411,352	12/16/17	1.25%	3 month USD-	(232,221)
				LIBOR-BBA

5,600,000 E	(34,093)	12/16/25	3 month USD-	2.35%	113,439
			LIBOR-BBA

32,484,000 E	196,820	12/16/25	2.35%	3 month USD-	(658,971)
				LIBOR-BBA

19,900,000 E	(11,668)	12/16/20	3 month USD-	1.70%	200,943
			LIBOR-BBA

28,740,000 E	24,862	12/16/20	1.70%	3 month USD-	(282,196)
				LIBOR-BBA

2,000,000 E	6,601	12/16/45	3 month USD-	2.70%	70,753
			LIBOR-BBA

1,946,000 E	(6,599)	12/16/45	2.70%	3 month USD-	(69,019)
				LIBOR-BBA

1,146,000	(16)	9/29/25	2.162%	3 month USD-	(16,264)
				LIBOR-BBA

728,000	(10)	9/30/25	2.07%	3 month USD-	(4,050)
				LIBOR-BBA

Total	$427,106				$(792,928)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$65,038	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(565)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,117,687	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,241)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,760	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(20)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

21,283	—	1/12/41	5.00% (1 month	Synthetic MBX Index	37
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

48,550	—	1/12/40	5.00% (1 month	Synthetic MBX Index	69
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

381,187	—	1/12/40	4.50% (1 month	Synthetic MBX Index	622
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

88 Dynamic Asset Allocation Growth Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$973,373	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$1,690
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

486,188	—	1/12/41	5.00% (1 month	Synthetic MBX Index	844
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

81,582	—	1/12/40	5.00% (1 month	Synthetic MBX Index	116
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

264,919	—	1/12/40	5.00% (1 month	Synthetic MBX Index	377
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

191,983	—	1/12/40	5.00% (1 month	Synthetic MBX Index	273
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

316,637	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(749)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

51,401	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(197)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

46,320	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(64)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

23,129	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(32)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

23,129	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(32)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

46,507	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(64)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

120,693	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(166)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

46,507	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(64)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

46,557	—	1/12/41	5.00% (1 month	Synthetic MBX Index	81
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

34,790	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(82)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

92,764	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(128)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

Dynamic Asset Allocation Growth Fund 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$308,606	$—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	$3,967
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	36,913	—	1/12/41	5.00% (1 month	Synthetic MBX Index	64
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	121,764	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(288)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	280,582	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(1,987)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Citibank, N.A.
	539,728	—	1/12/41	5.00% (1 month	Synthetic MBX Index	937
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	683	—	12/17/15	(3 month USD-	A basket	(3,253,248)
				LIBOR-BBA plus	(CGPUTQL2) of
				0.42%)	common stocks

units	14,804	—	12/17/15	3 month USD-	Russell 1000 Total	3,366,403
				LIBOR-BBA plus	Return Index
				0.15%

units	921	—	12/17/15	3 month USD-	Russell 1000 Total	209,434
				LIBOR-BBA plus	Return Index
				0.15%

Credit Suisse International
	$2,008,029	—	1/12/41	4.50% (1 month	Synthetic MBX Index	3,587
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

Goldman Sachs International
	107,936	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(976)
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	18,293	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(135)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	161,025	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,400)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	161,025	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,400)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,622,518	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(14,866)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	770,012	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(6,813)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

90 Dynamic Asset Allocation Growth Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$27,151	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(64)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

32,607	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(77)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

615,494	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,456)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

159,000	—	12/15/20	(1 month USD-	Engro Corp., Ltd.	(7,831)
			LIBOR-BBA plus
			1.00%)

Total	$—				$285,556

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA	BBB–/P	$1,367	$20,000	5/11/63	300 bp	$851
BBB– Index

CMBX NA	BBB–/P	2,591	43,000	5/11/63	300 bp	1,482
BBB– Index

CMBX NA	BBB–/P	5,309	86,000	5/11/63	300 bp	3,090
BBB– Index

CMBX NA	BBB–/P	5,073	89,000	5/11/63	300 bp	2,777
BBB– Index

Barclays Bank PLC
CMBX NA	BBB–/P	8,980	81,000	5/11/63	300 bp	6,890
BBB– Index

Credit Suisse International
CMBX NA BB Index	—	(22,751)	1,289,000	5/11/63	(500 bp)	21,805

CMBX NA	BBB–/P	9,498	867,000	5/11/63	300 bp	(12,871)
BBB– Index

CMBX NA	BBB–/P	13,289	918,000	5/11/63	300 bp	(10,396)
BBB– Index

CMBX NA	BBB–/P	14,552	1,108,000	5/11/63	300 bp	(14,034)
BBB– Index

CMBX NA	BBB–/P	9,717	273,000	1/17/47	300 bp	(5,517)
BBB– Index

CMBX NA	BBB–/P	15,847	462,000	1/17/47	300 bp	(9,933)
BBB– Index

Dynamic Asset Allocation Growth Fund	91

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
CMBX NA	BBB–/P	$(595)	$86,000	5/11/63	300 bp	$(2,814)
BBB– Index

CMBX NA	BBB–/P	25	7,000	1/17/47	300 bp	(366)
BBB– Index

CMBX NA	BBB–/P	25	7,000	1/17/47	300 bp	(366)
BBB– Index

CMBX NA	BBB–/P	56	13,000	1/17/47	300 bp	(670)
BBB– Index

CMBX NA	BBB–/P	46	13,000	1/17/47	300 bp	(679)
BBB– Index

CMBX NA	BBB–/P	46	13,000	1/17/47	300 bp	(679)
BBB– Index

CMBX NA BB Index	—	(1,514)	177,000	5/11/63	(500 bp)	4,604

CMBX NA BB Index	—	(1,177)	111,000	5/11/63	(500 bp)	2,660

CMBX NA BB Index	—	554	54,000	5/11/63	(500 bp)	2,420

CMBX NA BB Index	—	63	52,000	5/11/63	(500 bp)	1,861

CMBX NA BB Index	—	1,085	48,000	5/11/63	(500 bp)	2,745

CMBX NA BB Index	—	(336)	35,000	5/11/63	(500 bp)	874

CMBX NA BB Index	—	(92)	46,000	1/17/47	(500 bp)	2,336

CMBX NA	—	(690)	76,000	5/11/63	(300 bp)	1,271
BBB– Index

CMBX NA	BBB–/P	(313)	39,000	5/11/63	300 bp	(1,319)
BBB– Index

CMBX NA	BBB–/P	418	70,000	5/11/63	300 bp	(1,388)
BBB– Index

CMBX NA	BBB–/P	971	85,000	5/11/63	300 bp	(1,222)
BBB– Index

CMBX NA	BBB–/P	(842)	90,000	5/11/63	300 bp	(3,164)
BBB– Index

CMBX NA	BBB–/P	(903)	90,000	5/11/63	300 bp	(3,225)
BBB– Index

CMBX NA	BBB–/P	(903)	90,000	5/11/63	300 bp	(3,225)
BBB– Index

CMBX NA	BBB–/P	(361)	90,000	5/11/63	300 bp	(2,683)
BBB– Index

CMBX NA	BBB–/P	(1,650)	99,000	5/11/63	300 bp	(4,204)
BBB– Index

CMBX NA	BBB–/P	1,075	51,000	1/17/47	300 bp	(1,771)
BBB– Index

CMBX NA	BBB–/P	2,303	76,000	1/17/47	300 bp	(1,938)
BBB– Index

CMBX NA	BBB–/P	2,665	89,000	1/17/47	300 bp	(2,302)
BBB– Index

92 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Securities LLC
CMBX NA	—	$(2,423)	$101,000	5/11/63	(300 bp)	$208
BBB– Index

CMBX NA	—	(1,314)	51,000	5/11/63	(300 bp)	14
BBB– Index

CMBX NA	BBB–/P	2,822	51,000	1/17/47	300 bp	(37)
BBB– Index

CMBX NA	BBB–/P	5,325	101,000	1/17/47	300 bp	(333)
BBB– Index

Total		$67,838				$(29,248)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15
		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 25	B+/P	$54,474	$71,451,000	12/20/20	500 bp	$80,475
Index

NA IG Series 25	BBB+/P	(123,424)	33,300,000	12/20/20	100 bp	(11,718)
Index

Total		$(68,950)				$68,757

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Dynamic Asset Allocation Growth Fund 93

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$28,992,378	$22,388,759	$—

Capital goods	68,230,487	14,047,811	—

Communication services	27,775,484	22,053,664	—

Conglomerates	234,220	2,314,397	—

Consumer cyclicals	141,061,370	51,035,634	—

Consumer staples	82,116,266	31,203,665	164,635

Energy	61,218,345	19,458,222	998

Financials	175,286,917	77,717,027	215,514

Health care	142,235,611	34,851,872	—

Miscellaneous	—	219,158	—

Technology	180,300,139	23,001,440	—

Transportation	27,373,071	14,232,030	—

Utilities and power	28,672,647	14,424,422	—

Total common stocks	963,496,935	326,948,101	381,147

Asset-backed securities	—	—	29,098,000

Convertible bonds and notes	—	265,853	—

Convertible preferred stocks	—	167,900	—

Corporate bonds and notes	—	237,045,333	595,656

Foreign government and agency bonds and notes	—	11,043,230	—

Investment companies	1,972,859	—	—

Mortgage-backed securities	—	55,544,319	1,814,307

Preferred stocks	171,562	379,553	—

Senior loans	—	2,826,479	—

U.S. government and agency mortgage obligations	—	153,043,458	—

U.S. treasury obligations	—	144,130	—

Warrants	—	3,271,581	—

Short-term investments	377,599,426	56,951,477	—

Totals by level	$1,343,240,782	$847,631,414	$31,889,110

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(496,183)	$—

Futures contracts	(5,773,549)	—	—

Written swap options outstanding	—	(403,433)	—

TBA sale commitments	—	(59,227,499)	—

Interest rate swap contracts	—	(1,220,034)	—

Total return swap contracts	—	285,556	—

Credit default contracts	—	40,621	—

Totals by level	$(5,773,549)	$(61,020,972)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

94 Dynamic Asset Allocation Growth Fund

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
				unrealized			Total	Total
	Balance	Accrued		appreciation/			transfers	transfers	Balance
Investments in	as of	discounts/	Realized	(deprecia-			into	out of	as of
securities:	9/30/14	premiums	gain/(loss)	tion) #	Purchases	Sales	Level 3†	Level 3†	9/30/15

Common
stocks:

Basic
materials	$107,649	$—	$12,107	$(119,756)	$—	$—	$—	$—	$—

Consumer
staples	123,222	—	(35,552)	16,348	154,043	(93,426)	26,982	(26,982)	164,635

Energy	998	—	—	—	—	—	—	—	998

Financials	184,971	—	—	30,543	—	—	—	—	215,514

Total
common
stocks	$416,840	$—	$(23,445)	$(72,865)	$154,043	$(93,426)	$26,982	$(26,982)	$381,147

Asset-
backed
securities	$—	$—	$—	$—	$2,449,000	$—	$26,649,000	$—	$29,098,000

Corporate
bonds
and
notes	5	(28,491)	—	(90,396)	714,538	—	—	—	595,656

Mortgage-
backed
securities	—	(391)	—	(16,137)	1,828,343	—	2,492	—	1,814,307

Totals:	$416,845	$(28,882)	$(23,445)	$(179,398)	$5,145,924	$(93,426)	$26,678,474	$(26,982)	$31,889,110

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.

# Includes $(92,380) related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Level 3 securities which are fair valued by Putnam, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 95

Statement of assets and liabilities 9/30/15

ASSETS

Investment in securities, at value, including $26,776,434 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,814,865,063)	$1,818,269,716
Affiliated issuers (identified cost $404,491,590) (Notes 1 and 5)	404,491,590

Cash	324,036

Foreign currency (cost $4,142,230) (Note 1)	4,128,683

Dividends, interest and other receivables	6,880,753

Receivable for shares of the fund sold	10,694,615

Receivable for investments sold	4,765,333

Receivable for sales of delayed delivery securities (Note 1)	26,953,785

Receivable for variation margin (Note 1)	8,324,775

Unrealized appreciation on forward currency contracts (Note 1)	4,499,152

Unrealized appreciation on OTC swap contracts (Note 1)	3,644,389

Premium paid on OTC swap contracts (Note 1)	35,864

Prepaid assets	45,025

Total assets	2,293,057,716

LIABILITIES

Payable for investments purchased	14,451,079

Payable for purchases of delayed delivery securities (Note 1)	120,980,550

Payable for shares of the fund repurchased	14,213,119

Payable for compensation of Manager (Note 2)	1,007,626

Payable for custodian fees (Note 2)	88,995

Payable for investor servicing fees (Note 2)	525,305

Payable for Trustee compensation and expenses (Note 2)	389,590

Payable for administrative services (Note 2)	7,024

Payable for distribution fees (Note 2)	1,203,826

Payable for variation margin (Note 1)	2,368,800

Unrealized depreciation on OTC swap contracts (Note 1)	3,388,081

Premium received on OTC swap contracts (Note 1)	103,702

Unrealized depreciation on forward currency contracts (Note 1)	4,995,335

Written options outstanding, at value (premiums $553,651) (Notes 1 and 3)	403,433

TBA sale commitments, at value (proceeds receivable $59,137,578) (Note 1)	59,227,499

Collateral on securities loaned, at value (Note 1)	27,402,164

Collateral on certain derivative contracts, at value (Note 1)	654,130

Other accrued expenses	419,536

Total liabilities	251,829,794

Net assets	$2,041,227,922

(Continued on next page)

96 Dynamic Asset Allocation Growth Fund

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,950,106,309

Undistributed net investment income (Note 1)	17,426,143

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	77,041,066

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(3,345,596)

Total — Representing net assets applicable to capital shares outstanding	$2,041,227,922

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,385,645,679 divided by 92,049,276 shares)	$15.05

Offering price per class A share (100/94.25 of $15.05)*	$15.97

Net asset value and offering price per class B share ($84,800,638 divided by 5,759,657 shares)**	$14.72

Net asset value and offering price per class C share ($209,238,918 divided by 14,636,497 shares)**	$14.30

Net asset value and redemption price per class M share ($28,799,780 divided by 1,957,163 shares)	$14.72

Offering price per class M share (100/96.50 of $14.72)*	$15.25

Net asset value, offering price and redemption price per class R share
($12,375,309 divided by 839,780 shares)	$14.74

Net asset value, offering price and redemption price per class R5 share
($7,050,759 divided by 463,544 shares)	$15.21

Net asset value, offering price and redemption price per class R6 share
($59,064,186 divided by 3,874,680 shares)	$15.24

Net asset value, offering price and redemption price per class Y share
($254,252,653 divided by 16,721,397 shares)	$15.21

* On single retail sales of less than $50,000. On sales of $50,000 or more, the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 97

Statement of operations Year ended 9/30/15

INVESTMENT INCOME

Dividends (net of foreign tax of $861,727)	$27,691,354

Interest (including interest income of $384,840 from investments in affiliated issuers) (Note 5)	15,044,666

Securities lending (Note 1)	243,866

Total investment income	42,979,886

EXPENSES

Compensation of Manager (Note 2)	12,074,500

Investor servicing fees (Note 2)	3,077,656

Custodian fees (Note 2)	322,057

Trustee compensation and expenses (Note 2)	80,844

Distribution fees (Note 2)	6,881,695

Administrative services (Note 2)	52,010

Other	776,454

Total expenses	23,265,216

Expense reduction (Note 2)	(127,776)

Net expenses	23,137,440

Net investment income	19,842,446

Net realized gain on investments (net of foreign tax of $90,021) (Notes 1 and 3)	99,525,453

Net realized loss on swap contracts (Note 1)	(2,144,093)

Net realized gain on futures contracts (Note 1)	8,143,105

Net realized gain on foreign currency transactions (Note 1)	22,713,717

Net realized gain on written options (Notes 1 and 3)	611,690

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(7,724,892)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	(179,304,290)

Net loss on investments	(58,179,310)

Net decrease in net assets resulting from operations	$(38,336,864)

The accompanying notes are an integral part of these financial statements.

98 Dynamic Asset Allocation Growth Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/15	Year ended 9/30/14

Operations:
Net investment income	$19,842,446	$20,118,548

Net realized gain on investments
and foreign currency transactions	128,849,872	233,813,061

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(187,029,182)	(18,639,676)

Net increase (decrease) in net assets resulting
from operations	(38,336,864)	235,291,933

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(26,668,300)	(17,944,948)

Class B	(1,149,793)	(796,761)

Class C	(2,324,256)	(1,222,615)

Class M	(432,924)	(277,819)

Class R	(420,136)	(195,116)

Class R5	(142,352)	(100,484)

Class R6	(820,486)	(451,660)

Class Y	(3,687,618)	(2,123,577)

Net realized short-term gain on investments

Class A	(40,425,378)	—

Class B	(3,097,564)	—

Class C	(5,324,254)	—

Class M	(886,301)	—

Class R	(687,015)	—

Class R5	(192,267)	—

Class R6	(1,056,071)	—

Class Y	(4,917,052)	—

From net realized long-term gain on investments
Class A	(120,654,201)	—

Class B	(9,245,039)	—

Class C	(15,890,852)	—

Class M	(2,645,268)	—

Class R	(2,050,474)	—

Class R5	(573,844)	—

Class R6	(3,151,965)	—

Class Y	(14,675,509)	—

Increase (decrease) from capital share transactions (Note 4)	467,698,433	(10,834,254)

Total increase in net assets	168,242,650	201,344,699

NET ASSETS

Beginning of year	1,872,985,272	1,671,640,573

End of year (including undistributed net investment income
of $17,426,143 and $10,871,089, respectively)	$2,041,227,922	$1,872,985,272

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 99

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	reimbursements	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
September 30, 2015	$17.58	.17	(.29)	(.12)	(.34)	(2.07)	(2.41)	—	$15.05	(1.26)	$1,385,646	1.05	1.05	196 [d]
September 30, 2014	15.60	.21	2.00	2.21	(.23)	—	(.23)	—	17.58	14.29	1,362,485	1.06	1.21	188 [d]
September 30, 2013	13.47	.20	2.09	2.29	(.16)	—	(.16)	—	15.60	17.17	1,215,701	1.09	1.38	111 [e]
September 30, 2012	10.79	.19	2.53	2.72	(.04)	—	(.04)	—	13.47	25.24	1,111,789	1.13	1.51	120 [e]
September 30, 2011	11.72	.19	(.67)	(.48)	(.45)	—	(.45)	— [f,g]	10.79	(4.52)	1,004,060	1.14	1.53	98 [e]

Class B
September 30, 2015	$17.22	.05	(.29)	(.24)	(.19)	(2.07)	(2.26)	—	$14.72	(2.02)	$84,801	1.80	.28	196 [d]
September 30, 2014	15.28	.08	1.97	2.05	(.11)	—	(.11)	—	17.22	13.45	107,877	1.81	.45	188 [d]
September 30, 2013	13.19	.09	2.05	2.14	(.05)	—	(.05)	—	15.28	16.28	118,464	1.84	.63	111 [e]
September 30, 2012	10.60	.09	2.50	2.59	—	—	—	—	13.19	24.43	126,620	1.88	.76	120 [e]
September 30, 2011	11.52	.09	(.66)	(.57)	(.35)	—	(.35)	— [f,g]	10.60	(5.27)	130,730	1.89	.77	98 [e]

Class C
September 30, 2015	$16.82	.05	(.27)	(.22)	(.23)	(2.07)	(2.30)	—	$14.30	(1.99)	$209,239	1.80	.30	196 [d]
September 30, 2014	14.94	.07	1.94	2.01	(.13)	—	(.13)	—	16.82	13.49	168,304	1.81	.46	188 [d]
September 30, 2013	12.91	.09	2.00	2.09	(.06)	—	(.06)	—	14.94	16.28	144,081	1.84	.62	111 [e]
September 30, 2012	10.38	.09	2.44	2.53	—	—	—	—	12.91	24.37	127,912	1.88	.77	120 [e]
September 30, 2011	11.29	.09	(.64)	(.55)	(.36)	—	(.36)	— [f,g]	10.38	(5.22)	115,474	1.89	.78	98 [e]

Class M
September 30, 2015	$17.23	.09	(.28)	(.19)	(.25)	(2.07)	(2.32)	—	$14.72	(1.71)	$28,800	1.55	.54	196 [d]
September 30, 2014	15.30	.12	1.97	2.09	(.16)	—	(.16)	—	17.23	13.71	30,005	1.56	.71	188 [d]
September 30, 2013	13.21	.12	2.06	2.18	(.09)	—	(.09)	—	15.30	16.59	27,200	1.59	.88	111 [e]
September 30, 2012	10.59	.12	2.50	2.62	—	—	—	—	13.21	24.74	25,303	1.63	1.01	120 [e]
September 30, 2011	11.52	.13	(.67)	(.54)	(.39)	—	(.39)	— [f,g]	10.59	(5.07)	23,402	1.64	1.03	98 [e]

Class R
September 30, 2015	$17.28	.13	(.28)	(.15)	(.32)	(2.07)	(2.39)	—	$14.74	(1.50)	$12,375	1.30	.80	196 [d]
September 30, 2014	15.33	.16	1.98	2.14	(.19)	—	(.19)	—	17.28	14.06	19,617	1.31	.96	188 [d]
September 30, 2013	13.24	.16	2.06	2.22	(.13)	—	(.13)	—	15.33	16.89	16,026	1.34	1.13	111 [e]
September 30, 2012	10.60	.15	2.50	2.65	(.01)	—	(.01)	—	13.24	25.00	15,265	1.38	1.26	120 [e]
September 30, 2011	11.53	.16	(.66)	(.50)	(.43)	—	(.43)	— [f,g]	10.60	(4.79)	13,215	1.39	1.29	98 [e]

Class R5
September 30, 2015	$17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	—	$15.21	(1.00)	$7,051.80		1.31	196 [d]
September 30, 2014	15.76	.26	2.02	2.28	(.30)	—	(.30)	—	17.74	14.59	6,434.81		1.51	188 [d]
September 30, 2013	13.58	.23	2.12	2.35	(.17)	—	(.17)	—	15.76	17.50	64.82		1.52	111 [e]
September 30, 2012†	12.78	.06	.74	.80	—	—	—	—	13.58	6.26*	11	.21*	.43*	120 [e]

Class R6
September 30, 2015	$17.78	.23	(.30)	(.07)	(.40)	(2.07)	(2.47)	—	$15.24	(.94)	$59,064.70		1.42	196 [d]
September 30, 2014	15.77	.27	2.03	2.30	(.29)	—	(.29)	—	17.78	14.74	31,438.71		1.56	188 [d]
September 30, 2013	13.58	.25	2.12	2.37	(.18)	—	(.18)	—	15.77	17.62	24,534.72		1.62	111 [e]
September 30, 2012†	12.78	.06	.74	.80	—	—	—	—	13.58	6.26*	11	.18*	.45*	120 [e]

Class Y
September 30, 2015	$17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	—	$15.21	(.96)	$254,253.80		1.31	196 [d]
September 30, 2014	15.73	.25	2.02	2.27	(.26)	—	(.26)	—	17.74	14.59	146,825.81		1.46	188 [d]
September 30, 2013	13.58	.24	2.10	2.34	(.19)	—	(.19)	—	15.73	17.47	125,570.84		1.65	111 [e]
September 30, 2012	10.88	.22	2.55	2.77	(.07)	—	(.07)	—	13.58	25.58	170,199.88		1.76	120 [e]
September 30, 2011	11.82	.22	(.68)	(.46)	(.48)	—	(.48)	— [f,g]	10.88	(4.33)	147,682.89		1.79	98 [e]

See notes to financial highlights at the end of this section.
The accompanying notes are an integral part of these financial statements.

100 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 101

Financial highlights (Continued)

* Not annualized.

† For the period July 3, 2012 (commencement of operations) to September 30, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	208%

September 30, 2012	253

September 30, 2011	241

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

The accompanying notes are an integral part of these financial statements.

102 Dynamic Asset Allocation Growth Fund

Notes to financial statements 9/30/15

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2014 through September 30, 2015.

Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Effective November 1, 2015, class M shares will no longer pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to

Dynamic Asset Allocation Growth Fund 103

Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

104 Dynamic Asset Allocation Growth Fund

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying

Dynamic Asset Allocation Growth Fund 105

instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries,

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a

106 Dynamic Asset Allocation Growth Fund

payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time

Dynamic Asset Allocation Growth Fund 107

a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,414,306 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,018,868 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $27,402,164 and the value of securities loaned amounted to $26,776,434.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment

108 Dynamic Asset Allocation Growth Fund

policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Prior to September 24, 2015, the fund participated in a $392.5 million unsecured committed line of credit provided by State Street and a substantially similar unsecured uncommitted line of credit. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR (the Federal Funds rate prior to September 24, 2015) plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% (0.11% prior to September 24, 2015) per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $22,358,473 to decrease distributions in excess of net investment income, $44,564 to increase paid-in capital and $22,403,037 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$138,227,913
Unrealized depreciation	(138,580,320)

Net unrealized depreciation	(352,407)
Undistributed ordinary income	17,639,540
Undistributed long-term gain	75,090,910
Cost for federal income tax purposes	$2,222,991,880

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis

Dynamic Asset Allocation Growth Fund 109

that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,	0.550%	of the next $50 billion,

0.700%	of the next $5 billion,	0.530%	of the next $50 billion,

0.650%	of the next $10 billion,	0.520%	of the next $100 billion and

0.600%	of the next $10 billion,	0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through January 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) for the portion of the fund’s fiscal year beginning after January 1, 2015, a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,199,229	Class R5	10,622

Class B	151,770	Class R6	23,987

Class C	293,260	Class Y	316,810

Class M	46,987	Total	$3,077,656

Class R	34,991

110 Dynamic Asset Allocation Growth Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $4,724 under the expense offset arrangements and by $123,052 under the brokerage/ service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,232, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$3,612,242	Class M	231,616

Class B	999,569	Class R	115,148

Class C	1,923,120	Total	$6,881,695

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $391,598 and $5,457 from the sale of class A and class M shares, respectively, and received $36,179 and $4,645 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $5,801 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$3,572,912,658	$3,346,462,036

U.S. government securities (Long-term)	—	—

Total	$3,572,912,658	$3,346,462,036

Dynamic Asset Allocation Growth Fund	111

Written option transactions during the reporting period are summarized as follows:

	Written swap
	option contract	Written swap	Written option	Written option
	amounts	option premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period	$3,109,000	$553,651	$964,099	$402,890

Options opened	—	—	1,478,412	701,444
Options exercised	—	—	—	—
Options expired	—	—	(1,519,054)	(725,637)
Options closed	—	—	(923,457)	(378,697)

Written options outstanding at
the end of the reporting period	$3,109,000	$553,651	$—	$—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 9/30/15		Year ended 9/30/14

Class A	Shares	Amount	Shares	Amount

Shares sold	13,730,758	$224,591,224	8,213,820	$139,253,104

Shares issued in connection with
reinvestment of distributions	11,494,207	180,918,825	1,055,899	17,263,946

	25,224,965	405,510,049	9,269,719	156,517,050

Shares repurchased	(10,659,771)	(175,017,100)	(9,707,640)	(164,355,746)

Net increase (decrease)	14,565,194	$230,492,949	(437,921)	$(7,838,696)

	Year ended 9/30/15		Year ended 9/30/14

Class B	Shares	Amount	Shares	Amount

Shares sold	748,433	$12,017,320	564,718	$9,407,723

Shares issued in connection with
reinvestment of distributions	851,277	13,186,281	47,919	771,490

	1,599,710	25,203,601	612,637	10,179,213

Shares repurchased	(2,104,948)	(34,099,932)	(2,101,472)	(34,941,360)

Net decrease	(505,238)	$(8,896,331)	(1,488,835)	$(24,762,147)

	Year ended 9/30/15		Year ended 9/30/14

Class C	Shares	Amount	Shares	Amount

Shares sold	4,815,615	$74,670,704	1,533,921	$25,072,133

Shares issued in connection with
reinvestment of distributions	1,457,541	21,921,412	72,727	1,143,998

	6,273,156	96,592,116	1,606,648	26,216,131

Shares repurchased	(1,644,991)	(25,563,286)	(1,240,711)	(20,205,883)

Net increase	4,628,165	$71,028,830	365,937	$6,010,248

112 Dynamic Asset Allocation Growth Fund

	Year ended 9/30/15		Year ended 9/30/14

Class M	Shares	Amount	Shares	Amount

Shares sold	175,818	$2,805,435	149,940	$2,483,234

Shares issued in connection with
reinvestment of distributions	256,301	3,959,846	17,189	276,393

	432,119	6,765,281	167,129	2,759,627

Shares repurchased	(216,244)	(3,488,508)	(203,847)	(3,399,851)

Net increase (decrease)	215,875	$3,276,773	(36,718)	$(640,224)

	Year ended 9/30/15		Year ended 9/30/14

Class R	Shares	Amount	Shares	Amount

Shares sold	874,067	$14,209,956	334,354	$5,543,748

Shares issued in connection with
reinvestment of distributions	198,270	3,061,286	12,058	194,129

	1,072,337	17,271,242	346,412	5,737,877

Shares repurchased	(1,367,876)	(21,097,983)	(256,228)	(4,243,600)

Net increase (decrease)	(295,539)	$(3,826,741)	90,184	$1,494,277

	Year ended 9/30/15		Year ended 9/30/14

Class R5	Shares	Amount	Shares	Amount

Shares sold	65,205	$1,089,979	453,712	$7,592,690

Shares issued in connection with
reinvestment of distributions	57,208	908,463	6,105	100,484

	122,413	1,998,442	459,817	7,693,174

Shares repurchased	(21,521)	(358,538)	(101,195)	(1,753,792)

Net increase	100,892	$1,639,904	358,622	$5,939,382

	Year ended 9/30/15		Year ended 9/30/14

Class R6	Shares	Amount	Shares	Amount

Shares sold	2,283,363	$37,526,386	361,785	$6,227,550

Shares issued in connection with
reinvestment of distributions	316,259	5,028,522	27,407	451,660

	2,599,622	42,554,908	389,192	6,679,210

Shares repurchased	(493,176)	(8,076,418)	(176,366)	(3,001,473)

Net increase	2,106,446	$34,478,490	212,826	$3,677,737

	Year ended 9/30/15		Year ended 9/30/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	20,039,290	$329,845,922	5,480,943	$94,414,138

Shares issued in connection with
reinvestment of distributions	1,439,211	22,840,284	126,504	2,082,263

	21,478,501	352,686,206	5,607,447	96,496,401

Shares repurchased	(13,031,688)	(213,181,647)	(5,314,580)	(91,211,232)

Net increase	8,446,813	$139,504,559	292,867	$5,285,169

Dynamic Asset Allocation Growth Fund 113

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	931	0.20%	$14,161

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$34,074,401	$289,868,123	$217,031,895	$53,728	$106,910,629

Putnam Short Term
Investment Fund*	289,181,864	288,226,933	307,230,000	331,112	270,178,797

Totals	$323,256,265	$578,095,056	$524,261,895	$384,840	$377,089,426

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

114 Dynamic Asset Allocation Growth Fund

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$360,000

Written equity option contracts (contract amount) (Note 3)	$380,000

Written swap option contracts (contract amount) (Note 3)	$3,100,000

Futures contracts (number of contracts)	6,000

Forward currency contracts (contract amount)	$460,900,000

Centrally cleared interest rate swap contracts (notional)	$216,700,000

OTC total return swap contracts (notional)	$201,200,000

OTC credit default contracts (notional)	$6,000,000

Centrally cleared credit default contracts (notional)	$77,400,000

Warrants (number of warrants)	830,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$207,100*	Payables	$166,479

Foreign exchange
contracts	Receivables	4,499,152	Payables	4,995,335

Investments,
Receivables, Net
assets — Unrealized
Equity contracts	appreciation	7,245,394*	Payables	8,652,078*

	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	1,464,658*	depreciation	3,897,853*

Total		$13,416,304		$17,711,745

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Dynamic Asset Allocation Growth Fund 115

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit
contracts	$—	$—	$—	$—	$(2,685,203)	$(2,685,203)

Foreign
exchange
contracts	—	—	—	22,548,223	—	$22,548,223

Equity
contracts	50,051	(168,695)	7,118,022	—	4,292,554	$11,291,932

Interest rate
contracts	—	(181,162)	1,025,083	—	(3,751,444)	$(2,907,523)

Total	$50,051	$(349,857)	$8,143,105	$22,548,223	$(2,144,093)	$28,247,429

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit
contracts	$—	$—	$—	$—	$(275,306)	$(275,306)

Foreign
exchange
contracts	—	—	—	(7,723,397)	—	$(7,723,397)

Equity
contracts	(1,140,330)	(133,244)	2,037,371	—	(1,505,522)	$(741,725)

Interest rate
contracts	—	104,940	(689,594)	—	(751,414)	$(1,336,068)

Total	$(1,140,330)	$(28,304)	$1,347,777	$(7,723,397)	$(2,532,242)	$(10,076,496)

116 Dynamic Asset Allocation Growth Fund

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Dynamic Asset Allocation Growth Fund 117

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$39,970	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$39,970

OTC Total return swap contracts*#	—	8,140	—	3,576,774	3,587	—	—	—	—	—	—	—	—	—	—	3,588,501

OTC Credit default contracts*#	—	—	—	—	44,556	—	20,878	—	—	3,959	—	—	—	—	—	69,393

Centrally cleared credit default contracts§	—	—	2,220,414	—	—	—	—	—	—	—	—	—	—	—	—	2,220,414

Futures contracts§	—	—	—	—	—	—	—	—	—	—	6,064,391	—	—	—	—	6,064,391

Forward currency contracts#	399,311	342,754	—	31,560	389,485	246,250	180,983	346,014	890,001	—	—	464,678	691,328	196,327	320,461	4,499,152

Purchased swap options**#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total Assets	$399,311	$350,894	$2,260,384	$3,608,334	$437,628	$246,250	$201,861	$346,014	$890,001	$3,959	$6,064,391	$464,678	$691,328	$196,327	$320,461	$16,481,821

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	901	—	—	—	—	—	—	—	—	—	—	—	—	901

OTC Total return swap contracts*#	—	14,679	—	3,253,248	—	—	35,018	—	—	—	—	—	—	—	—	3,302,945

OTC Credit default contracts*#	6,140	2,090	—	—	115,654	—	34,078	—	—	8,517	—	—	—	—	—	166,479

Centrally cleared credit default contracts§	—	—	1,992,529	—	—	—	—	—	—	—	—	—	—	—	—	1,992,529

Futures contracts§	—	—	—	—	—	—	—	—	—	—	375,370	—	—	—	—	375,370

Forward currency contracts#	391,123	387,601	—	457,056	819,786	27,610	393,240	234,681	702,254	—	—	322,160	874,734	293,250	91,840	4,995,335

Written swap options#	—	—	—	—	—	—	—	—	403,433	—	—	—	—	—	—	403,433

Total Liabilities	$397,263	$404,370	$1,993,430	$3,710,304	$935,440	$27,610	$462,336	$234,681	$1,105,687	$8,517	$375,370	$322,160	$874,734	$293,250	$91,840	$11,236,992

Total Financial and Derivative Net Assets	$2,048	$(53,476)	$266,954	$(101,970)	$(497,812)	$218,640	$(260,475)	$111,333	$(215,686)	$(4,558)	$5,689,021	$142,518	$(183,406)	$(96,923)	$228,621	$5,244,829

Total collateral received (pledged)†##	$—	$(39,992)	$—	$150,000	$(449,961)	$160,000	$(210,958)	$111,333	$(206,979)	$—	$—	$142,518	$(110,978)	$—	$—

Net amount	$2,048	$(13,484)	$266,954	$(251,970)	$(47,851)	$58,640	$(49,517)	$—	$(8,707)	$(4,558)	$5,689,021	$—	$(72,428)	$(96,923)	$228,621

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

118 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 119

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders
of Putnam Dynamic Asset Allocation Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Balanced Fund (the “fund”) at September 30, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2015 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 2015

24 Dynamic Asset Allocation Balanced Fund

The fund’s portfolio 9/30/15

COMMON STOCKS (53.9%)*	Shares	Value

Basic materials (1.9%)
Aceto Corp.	5,337	$146,501

Agnico-Eagle Mines, Ltd. (Canada)	387	9,811

Agrium, Inc. (Canada)	180	16,132

Air Liquide SA (France)	613	72,640

Airgas, Inc.	194	17,330

Akzo Nobel NV (Netherlands)	5,405	351,383

Amcor, Ltd. (Australia)	76,735	712,870

American Vanguard Corp.	21,714	251,014

Andersons, Inc. (The)	4,783	162,909

ArcelorMittal SA (France)	46,328	242,065

Asahi Kasei Corp. (Japan)	2,000	14,119

Assa Abloy AB Class B (Sweden)	16,098	289,149

Axalta Coating Systems, Ltd. †	216	5,473

BASF SE (Germany)	26,373	2,012,376

Bemis Co., Inc.	365	14,443

BHP Billiton, Ltd. (Australia)	27,806	438,548

Cabot Corp.	3,684	116,267

Cambrex Corp. †	9,173	363,985

Chicago Bridge & Iron Co. NV S	7,177	284,640

Compagnie De Saint-Gobain (France)	8,554	371,583

Continental Building Products, Inc. †	19,590	402,379

CRH PLC (Ireland)	4,871	128,855

Croda International PLC (United Kingdom)	3,380	138,826

Domtar Corp. (Canada)	5,385	192,514

Dow Chemical Co. (The)	3,100	131,440

EMS-Chemie Holding AG (Switzerland)	1,371	565,252

EVA Precision Industrial Holdings, Ltd. (Hong Kong)	492,000	96,773

Evonik Industries AG (Germany)	14,800	494,677

Fletcher Building, Ltd. (New Zealand)	2,425	10,569

Fortescue Metals Group, Ltd. (Australia) S	245,288	315,208

Givaudan SA (Switzerland)	25	40,736

Glencore PLC (United Kingdom)	228,413	318,293

Goldcorp, Inc. (Canada)	1,048	13,138

Graphic Packaging Holding Co.	123,000	1,573,170

Incitec Pivot, Ltd. (Australia)	8,421	23,120

Innophos Holdings, Inc.	4,267	169,144

Innospec, Inc.	5,445	253,247

International Flavors & Fragrances, Inc.	218	22,511

Israel Chemicals, Ltd. (Israel)	1,766	9,105

Kraton Performance Polymers, Inc. †	5,506	98,557

Kuraray Co., Ltd. (Japan)	25,000	312,248

Linde AG (Germany)	388	62,850

Lonmin PLC (United Kingdom) †	1,534	378

LyondellBasell Industries NV Class A	78,708	6,561,099

Minerals Technologies, Inc.	2,281	109,853

Mitsubishi Gas Chemical Co., Inc. (Japan)	34,000	157,276

Dynamic Asset Allocation Balanced Fund 25

COMMON STOCKS (53.9%)* cont.	Shares	Value

Basic materials cont.
Mitsubishi Materials Corp. (Japan)	178,000	$542,990

Mondi PLC (South Africa)	14,518	304,695

Mota-Engil SGPS SA (Portugal) S	50,910	108,174

Newcrest Mining, Ltd. (Australia) †	2,241	20,283

Newmont Mining Corp.	1,570	25,230

Nitto Denko Corp. (Japan)	12,400	744,759

NN, Inc.	14,866	275,021

Orion Engineered Carbons SA (Luxembourg)	13,532	195,537

Patrick Industries, Inc. †	10,080	398,059

Potash Corp. of Saskatchewan, Inc. (Canada)	849	17,451

Randgold Resources, Ltd. (United Kingdom)	1,011	59,509

Rio Tinto PLC (United Kingdom)	12,138	407,215

Royal Boskalis Westminster NV (Netherlands)	9,601	420,299

Royal Gold, Inc.	255	11,980

Sealed Air Corp.	75,200	3,525,376

Sherwin-Williams Co. (The)	31,794	7,083,067

Shin-Etsu Chemical Co., Ltd. (Japan)	500	25,699

Smurfit Kappa Group PLC (Ireland)	4,370	117,481

Sumitomo Metal Mining Co., Ltd. (Japan)	42,000	478,247

Symrise AG (Germany)	1,653	99,294

Syngenta AG (Switzerland)	314	100,852

Taiheiyo Cement Corp. (Japan)	8,000	24,070

ThyssenKrupp AG (Germany)	43,706	765,326

Trex Co., Inc. †	2,154	71,793

UPM-Kymmene OYJ (Finland)	46,586	699,916

US Concrete, Inc. †	5,522	263,896

voestalpine AG (Austria)	8,883	305,642

Weyerhaeuser Co. R	18,200	497,588

Yara International ASA (Norway)	3,891	155,488

35,839,393
Capital goods (3.6%)
ABB, Ltd. (Switzerland)	40,197	711,871

ACS Actividades de Construccion y Servicios SA (Spain)	12,535	360,451

AGCO Corp.	37,400	1,743,962

Airbus Group SE (France)	12,311	731,224

Allison Transmission Holdings, Inc.	144,600	3,859,374

Altra Industrial Motion Corp.	8,855	204,728

Argan, Inc.	10,523	364,938

Avery Dennison Corp.	25,144	1,422,396

AZZ, Inc.	3,330	162,138

BAE Systems PLC (United Kingdom)	149,601	1,015,675

Ball Corp.	489	30,416

Bombardier, Inc. Class B (Canada)	59,200	74,083

CAE, Inc. (Canada)	330	3,497

Canon, Inc. (Japan)	2,000	57,942

Carlisle Cos., Inc.	10,900	952,442

Chase Corp.	2,872	113,128

Cooper-Standard Holding, Inc. †	4,979	288,782

26 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Capital goods cont.
Crown Holdings, Inc. †	123,100	$5,631,825

Cubic Corp.	9,348	392,055

dorma + kaba Holding AG Class B (Switzerland)	456	280,325

Douglas Dynamics, Inc.	4,526	89,886

General Dynamics Corp.	84,817	11,700,505

Hyster-Yale Materials Holdings, Inc.	2,216	128,151

IDEX Corp.	30,800	2,196,040

Ingersoll-Rand PLC	41,400	2,101,878

Jiangnan Group, Ltd. (China)	498,000	102,821

JTEKT Corp (Japan)	14,600	204,869

Kadant, Inc.	6,402	249,742

KBR, Inc.	136,500	2,274,090

Leggett & Platt, Inc.	41,800	1,724,250

Lockheed Martin Corp.	636	131,849

MasTec, Inc. †	19,816	313,687

Matrix Service Co. †	15,181	341,117

Miller Industries, Inc.	7,505	146,648

Mitsubishi Electric Corp. (Japan)	102,000	936,535

Mobileye NV (Israel) † S	2,900	131,892

MSA Safety, Inc.	2,703	108,039

Northrop Grumman Corp.	59,500	9,874,025

Orbital ATK, Inc.	11,306	812,562

OSRAM Licht AG (Germany)	10,313	532,849

Raytheon Co.	892	97,460

Rockwell Collins, Inc.	473	38,710

Roper Technologies, Inc.	43,100	6,753,770

Safran SA (France)	6,062	457,396

Sandvik AB (Sweden)	92,409	788,357

Schindler Holding AG (Switzerland)	184	26,491

Societe BIC SA (France)	217	33,732

Sound Global, Ltd. (China) † F S	81,000	63,692

Spirit AeroSystems Holdings, Inc. Class A †	37,800	1,827,252

Standex International Corp.	3,117	234,866

Stericycle, Inc. †	189	26,330

Stoneridge, Inc. †	16,799	207,300

Tetra Tech, Inc.	18,150	441,227

Thales SA (France)	1,878	130,838

THK Co., Ltd. (Japan)	26,400	420,068

TransDigm Group, Inc. †	178	37,809

Trinseo SA † S	20,952	529,038

Triumph Group, Inc.	5,055	212,714

Vinci SA (France)	5,864	372,877

Wabash National Corp. †	30,297	320,845

Waste Management, Inc.	880	43,833

Zodiac Aerospace (France)	1,156	26,461

		65,593,753

Dynamic Asset Allocation Balanced Fund 27

COMMON STOCKS (53.9%)* cont.	Shares	Value

Communication services (1.9%)
BCE, Inc. (Canada)	3,700	$151,438

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	11,064	21,164

Bharti Infratel, Ltd. (India)	39,803	215,666

BT Group PLC (United Kingdom)	178,469	1,135,653

CalAmp Corp. †	14,622	235,268

Cellnex Telecom SAU 144A (Spain) †	11,591	197,251

Cincinnati Bell, Inc. †	77,922	243,117

Cogent Communications Holdings, Inc.	6,849	186,019

Com Hem Holding AB (Sweden)	51,208	428,264

Deutsche Telekom AG (Germany)	56,223	998,073

EchoStar Corp. Class A †	9,638	414,723

Eutelsat Communications SA (France)	2,021	62,019

Frontier Communications Corp.	48,788	231,743

HKT Trust & HKT, Ltd. (Unit) (Hong Kong)	9,000	10,724

IDT Corp. Class B	6,716	96,039

Inmarsat PLC (United Kingdom)	3,950	58,795

Inteliquent, Inc.	9,725	217,159

InterXion Holding NV (Netherlands) †	3,600	97,488

Iridium Communications, Inc. † S	16,752	103,025

Juniper Networks, Inc.	252,300	6,486,633

KDDI Corp. (Japan)	41,200	922,646

Liberty Global PLC Ser. C (United Kingdom) †	5,000	205,100

Liberty Global PLC LiLAC Class C (United Kingdom) †	235	8,046

NeuStar, Inc. Class A † S	7,189	195,613

NICE Systems, Ltd. (Israel)	1,168	65,453

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	23,700	832,337

NTT DoCoMo, Inc. (Japan)	50,100	839,961

Numericable-SFR (France) †	7,880	364,974

Orange SA (France)	48,491	733,334

Proximus (Belgium)	993	34,222

Quebecor, Inc. Class B (Canada)	9,700	212,317

Rogers Communications, Inc. Class B (Canada)	268	9,234

SBA Communications Corp. Class A †	47,564	4,981,853

SES SA GDR (France)	2,059	64,972

Shaw Communications, Inc. (Canada)	180	3,485

ShoreTel, Inc. †	18,636	139,211

Sky PLC (United Kingdom)	95,377	1,509,257

Spark New Zealand, Ltd. (New Zealand)	89,026	169,691

Spok Holdings, Inc.	8,775	144,437

StarHub, Ltd. (Singapore)	5,600	13,638

Swisscom AG (Switzerland)	67	33,494

Telecom Italia SpA RSP (Italy)	556,060	570,653

Telenor ASA (Norway)	28,015	524,054

Telstra Corp., Ltd. (Australia)	229,023	904,123

Ubiquiti Networks, Inc. S	4,323	146,506

Verizon Communications, Inc.	217,116	9,446,717

Vodafone Group PLC (United Kingdom)	258,873	818,566

		35,484,155

28 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Conglomerates (0.1%)
Danaher Corp.	1,395	$118,868

Mitsubishi Corp. (Japan)	30,800	506,393

Orkla ASA (Norway)	27,579	204,867

Siemens AG (Germany)	11,376	1,016,369

Tyco International PLC	5,600	187,376

2,033,873
Consumer cyclicals (8.0%)
ABC-Mart, Inc. (Japan)	300	16,763

Accor SA (France)	2,030	95,030

Adecco SA (Switzerland)	13,292	974,634

Alimentation Couche Tard, Inc. Class B (Canada)	171	7,864

Amazon.com, Inc. †	8,700	4,453,443

Aristocrat Leisure, Ltd. (Australia)	59,231	361,019

Ascena Retail Group, Inc. †	20,125	279,939

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)	20,691	263,271

Automatic Data Processing, Inc.	980	78,753

AutoZone, Inc. †	117	84,688

Axel Springer AG (Germany)	1,434	79,949

Big Lots, Inc.	7,850	376,172

Brunswick Corp.	5,767	276,182

Bureau Veritas SA (France)	1,739	36,688

CaesarStone Sdot-Yam, Ltd. (Israel) S	2,757	83,813

Caleres, Inc.	10,583	323,099

Canadian Tire Corp., Ltd. (Canada)	25	2,249

Carmike Cinemas, Inc. †	12,825	257,654

Carter’s, Inc.	41,100	3,725,304

CEB, Inc.	1,909	130,461

Cedar Fair LP	5,398	283,989

Children’s Place, Inc. (The)	3,851	222,087

Cie Generale des Etablissements Michelin (France)	11,572	1,055,967

Clorox Co. (The)	250	28,883

Compass Group PLC (United Kingdom)	38,590	616,093

Conn’s, Inc. † S	7,877	189,363

Continental AG (Germany)	7,063	1,500,319

Cooper Tire & Rubber Co.	10,561	417,265

Ctrip.com International, Ltd. ADR (China) †	2,300	145,314

Dai Nippon Printing Co., Ltd. (Japan)	144,000	1,400,270

Daimler AG (Registered Shares) (Germany)	3,407	246,970

Daito Trust Construction Co., Ltd. (Japan)	500	50,861

Dalata Hotel Group PLC (Ireland) † ##	44,482	214,912

Deckers Outdoor Corp. †	3,906	226,782

Deluxe Corp.	10,926	609,015

Dillards, Inc. Class A	3,613	315,740

Discovery Communications, Inc. Class A † S	386,898	10,070,955

Discovery Communications, Inc. Class C †	815	19,796

Dollar General Corp.	1,109	80,336

Dollar Tree, Inc. †	758	50,528

Dollarama, Inc. (Canada)	47	3,174

Dynamic Asset Allocation Balanced Fund 29

COMMON STOCKS (53.9%)* cont.	Shares	Value

Consumer cyclicals cont.
Don Quijote Co., Ltd. (Japan)	800	$30,270

DSW, Inc. Class A	8,534	215,996

Ennis, Inc.	9,277	161,049

Equinix, Inc.	23,200	2,254,576

Eros International PLC †	6,425	174,696

Ethan Allen Interiors, Inc.	11,528	304,454

Everi Holdings, Inc. †	21,489	110,239

Express, Inc. †	16,237	290,155

FactSet Research Systems, Inc.	123	19,657

Fiat Chrysler Automobiles NV (United Kingdom) †	16,720	217,933

Five Below, Inc. †	3,871	129,988

Flight Centre Travel Group, Ltd. (Australia)	16,984	431,387

Fuji Heavy Industries, Ltd. (Japan)	38,200	1,382,332

G&K Services, Inc. Class A	4,044	269,411

G-III Apparel Group, Ltd. †	1,812	111,728

Gildan Activewear, Inc. (Canada)	85	2,566

Gray Television, Inc. †	40,081	511,434

Harley-Davidson, Inc.	766	42,053

Harvey Norman Holdings, Ltd. (Australia)	167,112	458,785

Heartland Payment Systems, Inc.	2,617	164,897

Hilton Worldwide Holdings, Inc.	307,600	7,056,344

Home Depot, Inc. (The)	149,300	17,242,657

Honda Motor Co., Ltd. (Japan)	4,200	125,239

Inditex SA (Spain)	22,037	738,231

Industrivarden AB Class A (Sweden)	21,229	402,532

Interpublic Group of Cos., Inc. (The)	1,482	28,351

ITV PLC (United Kingdom)	376,240	1,403,815

J Front Retailing Co., Ltd. (Japan)	1,800	29,376

KAR Auction Services, Inc.	55,519	1,970,925

Kia Motors Corp. (South Korea)	8,256	374,493

Kimberly-Clark Corp.	74,900	8,167,096

Kingfisher PLC (United Kingdom)	268,665	1,460,940

Kohl’s Corp.	230	10,651

Lagardere SCA (France)	33,519	929,132

Landauer, Inc.	7,976	295,032

Lear Corp.	42,570	4,630,765

Liberty Interactive Corp. Class A †	100,700	2,641,361

Liberty Media Corp. Class A †	43,600	1,557,392

LifeLock, Inc. † S	9,272	81,223

Lions Gate Entertainment Corp.	16,374	602,563

Live Nation Entertainment, Inc. †	11,404	274,152

LIXIL Group Corp. (Japan)	14,400	292,868

Lowe’s Cos., Inc.	152,312	10,497,343

Luxottica Group SpA (Italy)	5,182	360,223

Macy’s, Inc.	74,415	3,818,978

Magna International, Inc. (Canada)	154	7,387

Malibu Boats, Inc. Class A †	14,387	201,130

Marcus Corp.	13,850	267,859

30 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Consumer cyclicals cont.
Marks & Spencer Group PLC (United Kingdom)	133,452	$1,014,109

Marriott Vacations Worldwide Corp.	3,935	268,131

Mazda Motor Corp. (Japan)	16,900	268,301

MCBC Holdings, Inc. †	12,485	161,806

Mediaset SpA (Italy)	47,730	219,997

Men’s Wearhouse, Inc. (The)	7,303	310,524

Moncler SpA (Italy)	13,360	239,555

MSG Networks, Inc. †	232	16,736

National CineMedia, Inc.	19,591	262,911

News Corp. Class A †	87,800	1,108,036

Nexstar Broadcasting Group, Inc. Class A	4,329	204,978

Next PLC (United Kingdom)	2,097	242,023

NIKE, Inc. Class B	92,653	11,393,539

Nintendo Co., Ltd. (Japan)	2,800	473,037

Nippon Television Holdings, Inc. (Japan)	12,800	207,261

Nissan Motor Co., Ltd. (Japan)	41,800	385,039

Nitori Holdings Co., Ltd. (Japan)	500	39,373

Omnicom Group, Inc.	698	45,998

Oxford Industries, Inc.	4,842	357,727

Panasonic Corp. (Japan)	112,700	1,144,138

PayPal Holdings, Inc. †	2,455	76,203

Penn National Gaming, Inc. †	14,977	251,314

Peugeot SA (France) †	38,788	585,983

PGT, Inc. †	32,372	397,528

Pitney Bowes, Inc.	9,306	184,724

ProSiebenSat.1 Media SE (Germany)	4,004	196,075

Publicis Groupe SA (France)	8,827	603,062

Ralph Lauren Corp.	208	24,577

RE/MAX Holdings, Inc. Class A	9,926	357,137

Regal Entertainment Group Class A S	19,428	363,109

Sankyo Co., Ltd. (Japan)	500	17,820

Scotts Miracle-Gro Co. (The) Class A	6,448	392,167

Scripps Networks Interactive Class A	383	18,840

Secom Co., Ltd. (Japan)	500	30,130

Securitas AB Class B (Sweden)	60,831	743,892

Sequential Brands Group, Inc. † S	10,302	149,070

ServiceMaster Global Holdings, Inc. †	30,800	1,033,340

Shimamura Co., Ltd. (Japan)	3,400	366,910

Singapore Press Holdings, Ltd. (Singapore)	6,200	16,758

Sirius XM Holdings, Inc. †	1,083,000	4,050,420

Six Flags Entertainment Corp.	29,100	1,332,198

SJM Holdings, Ltd. (Hong Kong)	311,000	221,392

Smith & Wesson Holding Corp. †	22,757	383,911

Sohgo Security Services Co., Ltd. (Japan)	5,100	232,729

Sony Corp. (Japan) †	10,800	264,076

Sotheby’s Class A S	5,429	173,619

Sports Direct International PLC (United Kingdom) †	24,008	275,430

Steven Madden, Ltd. †	3,558	130,294

Dynamic Asset Allocation Balanced Fund 31

COMMON STOCKS (53.9%)* cont.	Shares	Value

Consumer cyclicals cont.
Swire Pacific, Ltd. Class A (Hong Kong)	3,500	$39,271

TABCORP Holdings, Ltd. (Australia)	41,706	137,142

Takashimaya Co., Ltd. (Japan)	3,000	24,341

Target Corp.	1,722	135,453

Tata Motors, Ltd. (India) †	37,069	169,188

Taylor Wimpey PLC (United Kingdom)	129,372	383,810

Thomson Reuters Corp. (Canada)	131	5,266

Thor Industries, Inc.	10,000	518,000

TiVo, Inc. †	11,500	99,590

Toppan Printing Co., Ltd. (Japan)	75,000	605,242

Toyota Industries Corp. (Japan)	4,300	204,963

Toyota Motor Corp. (Japan)	12,300	723,416

USS Co., Ltd. (Japan)	1,700	28,421

Vail Resorts, Inc.	1,480	154,926

Valeo SA (France)	4,245	574,861

Vantiv, Inc. Class A †	452	20,304

Verisk Analytics, Inc. Class A †	28,800	2,128,608

VF Corp.	915	62,412

Viacom, Inc. Class B	98,200	4,237,330

Vista Outdoor, Inc. †	2,613	116,096

Visteon Corp. †	3,437	347,962

Wal-Mart Stores, Inc.	533	34,560

Walt Disney Co. (The)	1,151	117,632

Wolters Kluwer NV (Netherlands)	17,193	530,093

Wolverine World Wide, Inc.	10,248	221,767

WPP PLC (United Kingdom)	31,028	646,153

Wyndham Worldwide Corp.	31,185	2,242,202

Yamaha Motor Co., Ltd. (Japan)	25,200	508,257

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	4,000	14,877

148,675,328
Consumer staples (4.6%)
Altria Group, Inc.	35,963	1,956,387

Anheuser-Busch InBev SA/NV (Belgium)	3,860	409,986

Associated British Foods PLC (United Kingdom)	10,093	511,524

Avis Budget Group, Inc. †	9,235	403,385

Avon Products, Inc.	14,819	48,162

Barrett Business Services, Inc.	2,139	91,827

Barry Callebaut AG (Switzerland)	590	642,773

Beacon Roofing Supply, Inc. †	8,886	288,706

Benesse Holdings, Inc. (Japan)	700	18,765

Bloomin’ Brands, Inc.	16,974	308,587

Bright Horizons Family Solutions, Inc. †	3,608	231,778

Brinker International, Inc.	6,824	359,420

British American Tobacco PLC (United Kingdom)	12,871	711,337

Buffalo Wild Wings, Inc. †	480	92,846

Bunge, Ltd.	123,645	9,063,179

Cal-Maine Foods, Inc. S	5,427	296,368

Capita PLC (United Kingdom)	4,406	80,023

32 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Consumer staples cont.
Chipotle Mexican Grill, Inc. †	15	$10,804

Church & Dwight Co., Inc.	276	23,156

Coca-Cola Amatil, Ltd. (Australia)	45,410	287,732

Coca-Cola Enterprises, Inc.	60,300	2,915,505

Coca-Cola HBC AG (Switzerland)	15,398	326,501

Colgate-Palmolive Co.	21,158	1,342,687

Colruyt SA (Belgium)	2,123	102,189

ConAgra Foods, Inc.	91,300	3,698,563

Costco Wholesale Corp.	953	137,775

Coty, Inc. Class A †	28,720	777,163

CVS Health Corp.	149,146	14,389,606

Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232)
(Private) (Germany) † ∆∆ F	16	110,120

Distribuidora Internacional de Alimentacion SA (Spain)	61,011	368,759

Dr. Pepper Snapple Group, Inc.	103,655	8,193,928

Empire Co., Ltd. Class A (Canada)	54	1,111

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil) † ∆∆ F	1	1

Farmer Bros. Co. †	3,782	103,060

George Weston, Ltd. (Canada)	16	1,294

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private)
(Brazil) † ∆∆ F	518	13,491

Grand Canyon Education, Inc. †	8,473	321,889

Groupon, Inc. †	29,653	96,669

Henkel AG & Co. KGaA (Preference) (Germany)	5,157	529,860

Imperial Tobacco Group PLC (United Kingdom)	20,350	1,053,279

ITOCHU Corp. (Japan)	42,200	447,607

ITT Educational Services, Inc. † S	4,769	16,358

J Sainsbury PLC (United Kingdom)	135,832	537,592

Japan Tobacco, Inc. (Japan)	27,100	843,022

John B. Sanfilippo & Son, Inc.	9,654	494,864

Kao Corp. (Japan)	24,300	1,104,029

Kerry Group PLC Class A (Ireland)	10,332	776,935

Kforce, Inc.	12,834	337,278

Koninklijke Ahold NV (Netherlands)	67,052	1,308,681

Korn/Ferry International	7,023	232,251

Kroger Co. (The)	131,200	4,732,384

Lawson, Inc. (Japan)	700	51,765

Liberty Ventures Ser. A †	67,300	2,715,555

Loblaw Cos., Ltd. (Canada)	79	4,068

McDonald’s Corp.	1,561	153,805

METRO AG (Germany)	10,215	281,798

Metro, Inc. (Canada)	93	2,534

Molson Coors Brewing Co. Class B	2,100	174,342

Mondelez International, Inc. Class A	39,800	1,666,426

Monster Worldwide, Inc. † S	65,318	419,342

Nestle SA (Switzerland)	29,206	2,199,402

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Brazil) † ∆∆ F	1	1

Dynamic Asset Allocation Balanced Fund 33

COMMON STOCKS (53.9%)* cont.	Shares	Value

Consumer staples cont.
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1)
(Private) (Brazil) † ∆∆ F	1	$1

Nissin Food Products Co., Ltd. (Japan)	700	32,279

Nomad Foods, Ltd. (United Kingdom) †	1,587	24,999

Nutraceutical International Corp. †	4,702	111,014

On Assignment, Inc. †	10,932	403,391

Papa John’s International, Inc.	3,247	222,355

Paylocity Holding Corp. †	2,732	81,933

PepsiCo, Inc.	73,500	6,931,050

Philip Morris International, Inc.	4,504	357,302

Pinnacle Foods, Inc.	48,105	2,014,637

Rakuten, Inc. (Japan)	13,800	176,982

Reckitt Benckiser Group PLC (United Kingdom)	8,179	742,417

Recruit Holdings Co., Ltd. (Japan)	2,800	84,226

Reynolds American, Inc.	1,700	75,259

SABMiller PLC (United Kingdom)	5,587	316,595

Sally Beauty Holdings, Inc. †	9,665	229,544

Saputo, Inc. (Canada)	92	2,020

Seven & i Holdings Co., Ltd. (Japan)	3,700	169,525

Shiseido Co., Ltd. (Japan)	6,700	146,842

Shutterfly, Inc. †	1,464	52,338

Sodexo SA (France)	719	59,637

Sonic Corp.	10,465	240,172

SpartanNash Co.	10,851	280,498

Swedish Match AB (Sweden)	25,134	760,892

Tate & Lyle PLC (United Kingdom)	2,013	17,977

Team Health Holdings, Inc. †	2,255	121,838

TrueBlue, Inc. †	13,456	302,356

Tupperware Brands Corp.	185	9,156

Uni-President Enterprises Corp. (Taiwan)	149,000	257,930

Unilever NV ADR (Netherlands)	17,238	693,731

Unilever PLC (United Kingdom)	14,276	581,540

WH Group, Ltd. 144A (Hong Kong) †	1,135,562	565,683

Wilmar International, Ltd. (Singapore)	15,400	27,913

WM Morrison Supermarkets PLC (United Kingdom)	16,917	42,619

Wolseley PLC (United Kingdom)	8,235	481,741

Woolworths, Ltd. (Australia)	10,728	187,595

Zalando SE (Germany) †	1,525	50,510

85,676,731
Energy (3.5%)
BG Group PLC (United Kingdom)	30,967	446,536

BP PLC (United Kingdom)	317,267	1,608,123

Callon Petroleum Co. †	48,423	353,004

Cameron International Corp. †	101,500	6,223,980

Connacher Oil and Gas, Ltd. (Canada) †	3,341	1,403

CVR Energy, Inc. S	22,100	907,205

Delek US Holdings, Inc.	7,736	214,287

Diamondback Energy, Inc. †	1,470	94,962

34 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Energy cont.
EnCana Corp. (Canada)	17,400	$112,002

EP Energy Corp. Class A † S	17,386	89,538

Exxon Mobil Corp.	8,074	600,302

Ezion Holdings, Ltd. (Singapore) S	306,000	140,834

Genel Energy PLC (United Kingdom) †	39,781	167,336

Gulfport Energy Corp. †	4,294	127,446

Hess Corp.	7,200	360,432

HollyFrontier Corp.	708	34,579

Imperial Oil, Ltd. (Canada)	390	12,356

Lone Pine Resources Canada, Ltd. (Canada) † F	12,473	499

Lone Pine Resources, Inc. Class A (Canada) † F	12,473	499

National Oilwell Varco, Inc.	1,296	48,794

Northern Oil and Gas, Inc. † S	27,997	123,747

Occidental Petroleum Corp.	186,700	12,350,205

OMV AG (Austria)	55,436	1,347,587

Pacific Ethanol, Inc. † S	20,794	134,953

Questar Corp.	25,400	493,014

Repsol YPF SA (Spain)	35,270	410,991

REX American Resources Corp. †	4,786	242,267

Royal Dutch Shell PLC Class A (United Kingdom)	39,849	939,707

Royal Dutch Shell PLC Class A (United Kingdom)	31,544	749,035

Royal Dutch Shell PLC Class B (United Kingdom)	36,204	858,746

Schlumberger, Ltd.	191,276	13,192,306

SM Energy Co.	4,445	142,418

Spectra Energy Corp.	2,418	63,521

Statoil ASA (Norway)	98,604	1,438,331

Stone Energy Corp. †	7,091	35,171

Suncor Energy, Inc. (Canada)	21,132	565,156

Superior Energy Services, Inc.	167,700	2,118,051

Tesoro Corp.	25,300	2,460,172

Total SA (France)	36,659	1,652,774

TransCanada Corp. (Canada)	687	21,725

Valero Energy Corp.	202,700	12,182,270

Vestas Wind Systems A/S (Denmark)	23,014	1,199,408

Whiting Petroleum Corp. †	6,783	103,576

Woodside Petroleum, Ltd. (Australia)	27,309	558,371

64,927,619
Financials (10.3%)
3i Group PLC (United Kingdom)	180,218	1,274,718

Access National Corp.	6,024	122,709

ACE, Ltd.	2,139	221,173

Admiral Group PLC (United Kingdom)	13,157	299,540

AG Mortgage Investment Trust, Inc. R	3,508	53,392

Ageas (Belgium)	23,012	944,622

Agree Realty Corp. R	6,312	188,413

AIA Group, Ltd. (Hong Kong)	145,600	758,073

Alexandria Real Estate Equities, Inc. R	188	15,918

Allianz SE (Germany)	8,688	1,361,717

Dynamic Asset Allocation Balanced Fund 35

COMMON STOCKS (53.9%)* cont.	Shares	Value

Financials cont.
Allied World Assurance Co. Holdings AG	31,286	$1,194,187

Allstate Corp. (The)	105,100	6,121,024

American Campus Communities, Inc. R	388	14,061

American Capital Agency Corp. R	130,326	2,437,096

American Equity Investment Life Holding Co. S	13,987	326,037

American Financial Group, Inc.	9,100	627,081

American International Group, Inc.	7,600	431,832

Amtrust Financial Services, Inc.	7,688	484,190

Annaly Capital Management, Inc. R	300,000	2,961,000

Aozora Bank, Ltd. (Japan)	10,000	34,767

Apollo Commercial Real Estate Finance, Inc. R	9,365	147,124

Apollo Residential Mortgage, Inc. R	15,540	196,736

Arbor Realty Trust, Inc. R	35,704	227,077

Arlington Asset Investment Corp. Class A	4,063	57,085

ARMOUR Residential REIT, Inc. R	2,337	46,833

Ashford Hospitality Prime, Inc. R	891	12,501

Ashford Hospitality Trust, Inc. R	21,811	133,047

Aspen Insurance Holdings, Ltd.	13,200	613,404

AXA SA (France)	58,191	1,412,712

Axis Bank, Ltd. (India)	36,999	280,383

Axis Capital Holdings, Ltd.	308	16,546

Banco de Sabadell SA (Spain)	72,910	133,926

Banco Latinoamericano de Exportaciones SA Class E (Panama)	13,973	323,475

Banco Santander SA (Spain)	108,249	576,392

Bank Hapoalim BM (Israel)	44,763	225,332

Bank Leumi Le-Israel BM (Israel) †	3,156	11,788

Bank of America Corp.	1,057,800	16,480,524

Bank of East Asia, Ltd. (BEA) (The) (Hong Kong)	9,200	31,038

Bank of Ireland (Ireland) †	1,318,732	513,379

Bank of New York Mellon Corp. (The)	173,200	6,780,780

Bank of Queensland, Ltd. (Australia)	36,855	301,351

Barclays PLC (United Kingdom)	143,128	529,152

BB&T Corp.	2,125	75,650

Berkshire Hathaway, Inc. Class B †	1,244	162,218

BNP Paribas SA/New York, NY (France)	34,580	2,036,269

BOC Hong Kong Holdings, Ltd. (Hong Kong)	13,000	38,456

BofI Holding, Inc. †	2,251	289,996

British Land Company PLC (United Kingdom) R	5,896	74,964

Brixmor Property Group, Inc. R	29,621	695,501

Broadridge Financial Solutions, Inc.	17,700	979,695

Campus Crest Communities, Inc. R	29,005	154,307

Capital One Financial Corp.	1,599	115,959

Cardinal Financial Corp.	11,671	268,550

Cardtronics, Inc. †	7,677	251,038

CBL & Associates Properties, Inc. R	7,978	109,698

CBRE Group, Inc. Class A †	252,900	8,092,800

Challenger, Ltd. (Australia)	138,569	696,646

Chimera Investment Corp. R	45,100	602,987

36 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Financials cont.
Chubb Corp. (The)	234	$28,700

Citizens & Northern Corp.	7,521	146,810

CNO Financial Group, Inc.	14,890	280,081

CNP Assurances (France)	62,125	862,822

Commonwealth Bank of Australia (Australia)	96	4,940

Communications Sales & Leasing, Inc. R	21,968	393,227

CoreLogic, Inc. †	22,600	841,398

Credicorp, Ltd. (Peru)	900	95,724

Credit Agricole SA (France)	77,951	894,410

Credit Suisse Group AG (Switzerland)	30,002	721,779

Cullen/Frost Bankers, Inc.	191	12,144

Customers Bancorp, Inc. †	15,737	404,441

CYS Investments, Inc. R	11,354	82,430

Daiwa Securities Group, Inc. (Japan)	25,000	162,021

Deutsche Bank AG (Germany)	17,645	474,363

Dewan Housing Finance Corp., Ltd. (India)	19,258	64,831

Dexus Property Group (Australia) R	107,103	538,509

Direct Line Insurance Group PLC (United Kingdom)	13,777	78,299

DNB ASA (Norway)	9,291	121,080

Dubai Islamic Bank PJSC (United Arab Emirates)	54,379	99,676

East West Bancorp, Inc.	4,239	162,862

Employers Holdings, Inc.	18,721	417,291

Encore Capital Group, Inc. † S	8,171	302,327

EPR Properties R	3,299	170,129

Equity Lifestyle Properties, Inc. R	9,700	568,129

Essent Group, Ltd. (Bermuda) †	5,116	127,133

Eurazeo SA (France)	5,163	343,554

Everest Re Group, Ltd.	128	22,188

Farmers Capital Bank Corp. †	5,421	134,712

FCB Financial Holdings, Inc. Class A †	11,621	379,077

Federal Agricultural Mortgage Corp. Class C	5,413	140,359

Federated National Holding Co.	18,275	438,966

Financial Institutions, Inc.	7,745	191,921

First Community Bancshares, Inc.	7,281	130,330

First Industrial Realty Trust R	7,121	149,185

First NBC Bank Holding Co. † S	8,342	292,304

FirstMerit Corp.	9,066	160,196

Flushing Financial Corp.	7,652	153,193

Foxtons Group PLC (United Kingdom)	84,702	304,594

General Growth Properties R	257,300	6,682,081

Genworth Financial, Inc. Class A †	298,324	1,378,257

Gjensidige Forsikring ASA (Norway)	2,713	36,579

Goldman Sachs Group, Inc. (The)	3,854	669,671

Grupo Financiero Banorte SAB de CV (Mexico)	22,000	107,912

Hang Lung Group, Ltd. (Hong Kong)	44,000	149,701

Hang Seng Bank, Ltd. (Hong Kong)	2,700	48,734

Hanmi Financial Corp.	15,081	380,041

Hannover Rueckversicherung AG (Germany)	550	56,231

Dynamic Asset Allocation Balanced Fund 37

COMMON STOCKS (53.9%)* cont.	Shares	Value

Financials cont.
HCI Group, Inc.	7,911	$306,709

HCP, Inc. R	1,345	50,101

Heartland Financial USA, Inc.	5,203	188,817

Heritage Insurance Holdings, Inc. †	18,477	364,551

Hersha Hospitality Trust R	6,150	139,359

Hibernia REIT PLC (Ireland) R	411,742	583,187

Home Capital Group, Inc. (Canada) S	16,400	393,625

Horizon Bancorp	5,959	141,526

HSBC Holdings PLC (United Kingdom)	193,111	1,460,844

Hysan Development Co., Ltd. (Hong Kong)	8,000	33,405

ING Groep NV GDR (Netherlands)	67,326	955,739

Intact Financial Corp. (Canada)	4,077	286,322

Invesco Mortgage Capital, Inc. R	5,807	71,078

Investor AB Class B (Sweden)	26,349	906,875

Investors Real Estate Trust R	16,055	124,266

Israel Corp, Ltd. (The) (Israel)	22	5,285

Japan Hotel REIT Investment Corp (Japan) R	571	364,439

Japan Prime Realty Investment Corp. (Japan) R	7	22,725

Japan Retail Fund Investment Corp. (Japan) R	20	38,760

Jones Lang LaSalle, Inc.	22,400	3,220,448

JPMorgan Chase & Co.	311,217	18,974,900

Kennedy-Wilson Holdings, Inc.	9,049	200,616

Kerry Properties, Ltd. (Hong Kong)	175,500	482,359

KKR & Co. LP	8,700	145,986

Lexington Realty Trust R	31,910	258,471

Lloyds Banking Group PLC (United Kingdom)	132,998	151,614

LTC Properties, Inc. R	8,361	356,764

Maiden Holdings, Ltd. (Bermuda)	12,865	178,566

MainSource Financial Group, Inc.	11,542	234,995

Meta Financial Group, Inc.	4,269	178,316

Metro Bank PLC (acquired 1/15/14, cost $145,960) (Private)
(United Kingdom) † ∆∆ F	6,857	165,707

MFA Financial, Inc. R	147,333	1,003,338

Mitsubishi Estate Co., Ltd. (Japan)	7,000	143,467

Mitsubishi UFJ Financial Group, Inc. (Japan)	152,800	923,501

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	155,700	687,671

Mitsui Fudosan Co., Ltd. (Japan)	8,000	220,006

Mizrahi Tefahot Bank, Ltd. (Israel)	875	10,347

Mizuho Financial Group, Inc. (Japan)	1,028,000	1,930,952

Morgan Stanley	291,600	9,185,400

Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	2,619	487,908

Nasdaq, Inc.	109	5,813

National Health Investors, Inc. R	7,782	447,387

Natixis SA (France)	57,972	320,307

Nelnet, Inc. Class A	8,869	306,956

New World Development Co., Ltd. (Hong Kong)	736,000	716,201

NN Group NV (Netherlands)	17,431	500,026

38 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Financials cont.
Nomura Real Estate Holdings, Inc. (Japan)	7,200	$145,173

Northern Trust Corp.	536	36,534

One Liberty Properties, Inc. R	7,651	163,196

Oppenheimer Holdings, Inc. Class A	7,968	159,440

Opus Bank	6,909	264,200

ORIX Corp. (Japan)	75,600	977,907

Pacific Premier Bancorp, Inc. †	7,236	147,036

PacWest Bancorp	3,098	132,625

PartnerRe, Ltd.	160	22,221

Partners Group Holding AG (Switzerland)	132	44,848

Peoples Bancorp, Inc.	7,001	145,551

Permanent TSB Group Holdings PLC (Ireland) †	114,616	609,415

Persimmon PLC (United Kingdom)	24,547	747,934

PNC Financial Services Group, Inc.	1,193	106,416

Popular, Inc. (Puerto Rico) †	50,460	1,525,406

Post Properties, Inc. R	2,831	165,019

PRA Group, Inc. †	7,730	409,072

Prudential Financial, Inc.	124,800	9,511,008

Prudential PLC (United Kingdom)	46,080	974,157

Public Storage R	264	55,870

Ramco-Gershenson Properties Trust R	9,383	140,839

Regions Financial Corp.	435,700	3,925,657

Regus PLC (United Kingdom)	70,563	327,977

Reinsurance Group of America, Inc.	10,000	905,900

RenaissanceRe Holdings, Ltd.	141	14,991

Renasant Corp.	6,372	209,320

Republic Bancorp, Inc. Class A	4,627	113,593

Resona Holdings, Inc. (Japan)	287,000	1,466,346

RioCan Real Estate Investment Trust (Canada) R	3,927	74,950

Sampo Oyj (Finland)	1,021	49,517

SBI Holdings, Inc. (Japan)	52,000	588,124

Scentre Group (Australia) R	84,668	232,396

SCOR SE (France)	7,993	287,089

Select Income REIT R	5,889	111,950

Seven Bank, Ltd. (Japan)	6,000	26,097

Shinsei Bank, Ltd. (Japan)	171,000	353,219

Skandinaviska Enskilda Banken AB (Sweden)	79,552	850,203

Societe Generale SA (France)	19,831	887,081

Spirit Realty Capital, Inc. R	1,384	12,650

St James’s Place PLC (United Kingdom)	15,179	195,406

Starwood Property Trust, Inc. R	790	16,211

State Street Corp.	167,200	11,237,512

Sumitomo Mitsui Financial Group, Inc. (Japan)	56,000	2,131,780

Sumitomo Realty & Development Co., Ltd. (Japan)	10,000	319,425

Sumitomo Warehouse Co., Ltd. (The) (Japan)	65,000	314,929

Summit Hotel Properties, Inc. R	20,205	235,792

Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	39,102

Swiss Life Holding AG (Switzerland)	2,742	613,019

Dynamic Asset Allocation Balanced Fund 39

COMMON STOCKS (53.9%)* cont.	Shares	Value

Financials cont.
Swiss Re AG (Switzerland)	20,605	$1,771,192

Symetra Financial Corp.	12,938	409,358

Synchrony Financial †	484	15,149

Talmer Bancorp, Inc. Class A	12,906	214,885

Taubman Centers, Inc. R	205	14,161

Travelers Cos., Inc. (The)	952	94,753

Tryg A/S (Denmark)	1,910	37,173

Two Harbors Investment Corp. R	284,900	2,512,818

UBS Group AG (Switzerland)	54,243	1,005,183

Unifin Financiera SAPI de CV SOFOM ENR (Mexico) †	38,900	86,660

United Community Banks, Inc.	7,709	157,572

United Insurance Holdings Corp.	26,394	347,081

United Urban Investment Corp. (Japan) R	22	29,429

Universal Health Realty Income Trust R	1,954	91,721

Validus Holdings, Ltd.	15,300	689,571

Virgin Money Holdings UK PLC (United Kingdom) †	87,127	510,259

Visa, Inc. Class A	2,195	152,904

Voya Financial, Inc.	60,100	2,330,077

Wells Fargo & Co.	91,417	4,694,263

Welltower, Inc. R	647	43,815

Wheelock and Co., Ltd. (Hong Kong)	234,000	1,018,117

Woori Bank (South Korea)	16,999	134,461

XL Group PLC	976	35,448

Zurich Insurance Group AG (Switzerland)	263	64,703

190,332,702
Health care (7.7%)
Abbott Laboratories	2,420	97,332

ACADIA Pharmaceuticals, Inc. †	5,697	188,400

Accuray, Inc. † S	15,492	77,383

Aetna, Inc.	33,900	3,708,999

Alere, Inc. †	14,055	676,748

Alkermes PLC †	1,547	90,762

Allergan PLC †	1,300	353,353

AMAG Pharmaceuticals, Inc. † S	20,081	797,818

AmerisourceBergen Corp.	115,116	10,934,869

Amgen, Inc.	73,100	10,111,192

AmSurg Corp. †	5,266	409,221

Anacor Pharmaceuticals, Inc. †	651	76,629

Anthem, Inc.	75,500	10,570,000

Applied Genetic Technologies Corp. †	5,311	69,787

Aratana Therapeutics, Inc. †	9,858	83,399

Ardelyx, Inc. † S	14,548	251,389

ARIAD Pharmaceuticals, Inc. †	57,874	337,984

Asaleo Care, Ltd. (Australia)	45,392	57,187

Astellas Pharma, Inc. (Japan)	125,100	1,624,059

AstraZeneca PLC (United Kingdom)	34,765	2,206,303

AtriCure, Inc. †	6,904	151,267

aTyr Pharma, Inc. † S	4,503	46,201

40 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Health care cont.
Aurobindo Pharma, Ltd. (India)	15,717	$184,704

Bayer AG (Germany)	4,085	522,097

Biospecifics Technologies Corp. †	2,993	130,315

C.R. Bard, Inc.	27,839	5,186,684

Carbylan Therapeutics, Inc. †	2,777	9,914

Cardinal Health, Inc.	74,685	5,737,302

Cardiome Pharma Corp. (Canada) †	61,433	518,495

Catalent, Inc. †	4,997	121,427

Celesio AG (Germany)	3,891	109,217

Celgene Corp. †	1,500	162,255

Celldex Therapeutics, Inc. †	6,342	66,845

Centene Corp. †	65,860	3,571,588

Cepheid †	1,754	79,281

Charles River Laboratories International, Inc. †	15,800	1,003,616

Chemed Corp.	5,623	750,502

Chiasma, Inc. †	1,227	24,393

Chimerix, Inc. †	2,041	77,966

China Biologic Products, Inc. (China) †	1,000	89,820

Cochlear, Ltd. (Australia)	98	5,751

Conmed Corp.	5,777	275,794

CSL, Ltd. (Australia)	243	15,312

DaVita HealthCare Partners, Inc. †	605	43,760

Depomed, Inc. †	4,419	83,298

DexCom, Inc. †	3,780	324,551

Dyax Corp. †	7,311	139,567

Dynavax Technologies Corp. †	9,806	240,639

Eagle Pharmaceuticals, Inc. † S	2,072	153,390

Edwards Lifesciences Corp. †	384	54,593

Eli Lilly & Co.	1,926	161,187

Emergent BioSolutions, Inc. †	9,426	268,547

Enanta Pharmaceuticals, Inc. † S	3,737	135,055

Entellus Medical, Inc. †	4,226	76,153

Exact Sciences Corp. † S	2,632	47,350

FivePrime Therapeutics, Inc. †	3,951	60,806

Gilead Sciences, Inc.	156,900	15,406,011

GlaxoSmithKline PLC (United Kingdom)	59,538	1,141,327

Globus Medical, Inc. Class A †	6,877	142,079

Greatbatch, Inc. †	8,751	493,731

Grifols SA ADR (Spain)	6,461	196,414

Halozyme Therapeutics, Inc. † S	4,635	62,248

Health Net, Inc. †	7,133	429,549

HealthEquity, Inc. †	6,778	200,290

Healthscope, Ltd. (Australia)	2,430	4,358

HealthSouth Corp.	9,350	358,760

Hill-Rom Holdings, Inc.	7,441	386,858

Hologic, Inc. †	22,700	888,251

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China) S	1,054,000	130,205

ICU Medical, Inc. †	6,441	705,290

Dynamic Asset Allocation Balanced Fund 41

COMMON STOCKS (53.9%)* cont.	Shares	Value

Health care cont.
Immune Design Corp. †	4,648	$56,706

Impax Laboratories, Inc. †	2,026	71,335

Infinity Pharmaceuticals, Inc. †	6,610	55,855

Inotek Pharmaceuticals Corp. † S	6,976	65,574

Insulet Corp. †	2,845	73,714

Insys Therapeutics, Inc. † S	8,257	234,994

Isis Pharmaceuticals, Inc. † S	1,772	71,624

Jazz Pharmaceuticals PLC †	7,903	1,049,597

Johnson & Johnson	2,132	199,022

Kindred Healthcare, Inc.	9,401	148,066

Lannett Co., Inc. † S	12,129	503,596

Ligand Pharmaceuticals, Inc. †	1,325	113,486

Medicines Co. (The) †	2,206	83,740

Medipal Holdings Corp. (Japan)	86,500	1,377,855

Mednax, Inc. †	294	22,576

Merck & Co., Inc.	165,530	8,175,527

Merck KGaA (Germany)	5,456	483,023

Merrimack Pharmaceuticals, Inc. † S	16,589	141,172

MiMedx Group, Inc. † S	15,045	145,184

Mitsubishi Tanabe Pharma Corp. (Japan)	600	10,561

Molina Healthcare, Inc. †	1,042	71,742

Myriad Genetics, Inc. †	2,987	111,953

Neurocrine Biosciences, Inc. †	6,919	275,307

Novartis AG (Switzerland)	30,790	2,836,213

Novavax, Inc. †	8,220	58,115

Novo Nordisk A/S Class B (Denmark)	23,507	1,265,247

Omega Healthcare Investors, Inc. R	12,548	441,062

OncoMed Pharmaceuticals, Inc. †	3,350	55,577

Ophthotech Corp. †	3,791	153,611

OraSure Technologies, Inc. †	26,937	119,600

Otsuka Holdings Company, Ltd. (Japan)	6,100	196,057

Pfizer, Inc.	566,677	17,799,325

Portola Pharmaceuticals, Inc. †	2,100	89,502

POZEN, Inc. † S	42,250	246,529

Prestige Brands Holdings, Inc. †	4,512	203,762

Prothena Corp. PLC (Ireland) †	8,416	381,581

Providence Service Corp. (The) †	5,495	239,472

PTC Therapeutics, Inc. †	3,372	90,032

RadNet, Inc. †	22,002	122,111

Ramsay Health Care, Ltd. (Australia)	136	5,598

Repligen Corp. †	9,841	274,072

Retrophin, Inc. †	5,111	103,549

Roche Holding AG-Genusschein (Switzerland)	7,269	1,921,589

Rockwell Medical, Inc. † S	28,632	220,753

Ryman Healthcare, Ltd. (New Zealand)	896	4,194

Sage Therapeutics, Inc. †	1,743	73,764

Sanofi (France)	36,733	3,499,393

Select Medical Holdings Corp.	24,337	262,596

42 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Health care cont.
Shimadzu Corp. (Japan)	1,000	$14,451

Shionogi & Co., Ltd. (Japan)	13,600	488,857

Shire PLC (United Kingdom)	14,505	990,024

Sientra, Inc. †	1,738	17,641

Sonic Healthcare, Ltd. (Australia)	425	5,456

Spectranetics Corp. (The) †	7,263	85,631

STAAR Surgical Co. †	12,593	97,722

Steris Corp. S	2,039	132,474

Sucampo Pharmaceuticals, Inc. Class A †	9,925	197,210

Supernus Pharmaceuticals, Inc. †	6,880	96,526

Surgical Care Affiliates, Inc. †	10,209	333,732

Suzuken Co., Ltd. (Japan)	26,400	882,213

Takeda Pharmaceutical Co., Ltd. (Japan)	900	39,669

TESARO, Inc. †	5,095	204,310

Teva Pharmaceutical Industries, Ltd. (acquired 3/3/14, cost $35,826)
(Israel) ∆∆	725	40,993

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	11,270	636,304

Threshold Pharmaceuticals, Inc. †	17,912	72,902

TransEnterix, Inc. † S	45,334	102,455

Trevena, Inc. †	9,039	93,554

Triple-S Management Corp. Class B (Puerto Rico) †	6,619	117,884

UCB SA (Belgium)	3,641	284,972

uniQure NV (Netherlands) †	4,625	94,581

United Therapeutics Corp. †	20,700	2,716,668

Valeant Pharmaceuticals International, Inc. †	143	25,525

WellCare Health Plans, Inc. †	2,867	247,078

West Pharmaceutical Services, Inc.	7,662	414,667

William Demant Holding A/S (Denmark) †	1,444	120,220

Zeltiq Aesthetics, Inc. †	7,522	240,930

Zoetis, Inc.	108,800	4,480,384

141,378,373
Miscellaneous (—%)
Orica, Ltd. (Australia)	12,409	131,442

131,442
Technology (8.8%)
A10 Networks, Inc. †	33,391	200,012

Accenture PLC Class A	1,367	134,321

Advanced Energy Industries, Inc. †	14,587	383,638

Agilent Technologies, Inc.	116,100	3,985,713

Alcatel-Lucent (France) †	143,424	528,033

Alibaba Group Holding, Ltd. ADR (China) † S	1,600	94,352

Ambarella, Inc. † S	2,701	156,091

Amdocs, Ltd.	65,400	3,719,952

Analog Devices, Inc.	65,386	3,688,424

Apigee Corp. † S	8,982	94,760

Apple, Inc.	319,112	35,198,054

Applied Micro Circuits Corp. †	33,870	179,850

ASM Pacific Technology, Ltd. (Hong Kong)	700	4,622

Aspen Technology, Inc. †	4,349	164,871

Dynamic Asset Allocation Balanced Fund 43

COMMON STOCKS (53.9%)* cont.	Shares	Value

Technology cont.
AtoS (France)	2,635	$202,366

AVG Technologies NV (Netherlands) †	15,270	332,123

Barracuda Networks, Inc. † S	5,745	89,507

Blackbaud, Inc.	3,927	220,383

Broadcom Corp. Class A	1,981	101,883

Brocade Communications Systems, Inc.	23,583	244,792

CACI International, Inc. Class A †	1,838	135,957

Casetek Holdings, Ltd. (Taiwan)	41,000	175,793

Cavium, Inc. †	2,023	124,152

Ceva, Inc. †	11,793	218,996

Cirrus Logic, Inc. †	5,291	166,719

Cisco Systems, Inc.	5,945	156,056

Computer Sciences Corp.	96,019	5,893,646

Constant Contact, Inc. †	4,148	100,548

Cornerstone OnDemand, Inc. †	4,206	138,798

CSG Systems International, Inc.	10,354	318,903

Cypress Semiconductor Corp. †	35,270	300,500

DSP Group, Inc. †	27,348	249,140

Dun & Bradstreet Corp. (The)	3,200	336,000

eBay, Inc. †	465,255	11,370,832

EMC Corp.	246,678	5,959,740

EnerSys	8,261	442,624

Engility Holdings, Inc.	10,665	274,944

Fairchild Semiconductor International, Inc. † S	7,126	100,049

Fidelity National Information Services, Inc.	465	31,192

Fiserv, Inc. †	564	48,848

Fortinet, Inc. †	8,200	348,336

Fujitsu, Ltd. (Japan)	94,000	409,924

Genpact, Ltd. †	20,300	479,283

Gentex Corp.	1,053	16,322

Gigamon, Inc. †	2,676	53,547

Glu Mobile, Inc. † S	45,053	196,882

Google, Inc. Class A †	28,413	18,138,007

GungHo Online Entertainment, Inc. (Japan) S	194,300	576,405

Himax Technologies, Inc. ADR (Taiwan) S	19,000	151,430

Hon Hai Precision Industry Co., Ltd. (Taiwan)	205,000	532,851

Hoya Corp. (Japan)	37,300	1,225,666

Ibiden Co., Ltd. (Japan)	20,900	275,028

inContact, Inc. †	22,061	165,678

Infineon Technologies AG (Germany)	70,587	793,263

Integrated Device Technology, Inc. †	4,402	89,361

Intersil Corp. Class A	14,971	175,161

Intuit, Inc.	65,315	5,796,706

Itochu Techno-Solutions Corp. (Japan)	400	8,548

Ixia †	31,614	458,087

Jabil Circuit, Inc.	12,051	269,581

Japan Display, Inc. (Japan) †	26,100	75,246

L-3 Communications Holdings, Inc.	59,248	6,192,601

44 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Technology cont.
Lattice Semiconductor Corp. †	46,432	$178,763

Leidos Holdings, Inc.	74,600	3,081,726

Lenovo Group, Ltd. (China)	312,000	264,919

Lexmark International, Inc. Class A	3,753	108,762

Linear Technology Corp.	402	16,221

Manhattan Associates, Inc. †	3,213	200,170

Marvell Technology Group, Ltd.	236,700	2,142,135

Maxim Integrated Products, Inc.	110,817	3,701,288

MAXIMUS, Inc.	2,623	156,226

MediaTek, Inc. (Taiwan)	14,000	104,477

Mellanox Technologies, Ltd. (Israel) †	3,949	149,233

Mentor Graphics Corp.	19,858	489,103

Microsemi Corp. †	4,535	148,839

Microsoft Corp.	52,488	2,323,119

MobileIron, Inc. † S	13,341	41,357

Monolithic Power Systems, Inc.	2,605	133,376

Motorola Solutions, Inc.	112	7,659

MTS Systems Corp.	1,784	107,236

Murata Manufacturing Co., Ltd. (Japan)	7,500	974,011

NetApp, Inc.	1,127	33,359

Netscout Systems, Inc. †	1,620	57,299

Nexon Co., Ltd. (Japan)	22,600	302,700

Nimble Storage, Inc. † S	3,766	90,836

Nomura Research Institute, Ltd. (Japan)	550	21,189

ON Semiconductor Corp. †	34,328	322,683

Open Text Corp. (Canada)	190	8,508

Oracle Corp.	373,820	13,502,378

Otsuka Corp. (Japan)	3,600	175,763

Paychex, Inc.	1,184	56,394

Perficient, Inc. †	11,685	180,300

Plexus Corp. †	8,769	338,308

Power Integrations, Inc.	3,120	131,570

Proofpoint, Inc. † S	3,108	187,475

PROS Holdings, Inc. †	4,754	105,254

QAD, Inc. Class A	8,522	218,163

Qlik Technologies, Inc. †	3,695	134,683

QLogic Corp. †	48,853	500,743

Qualys, Inc. †	2,269	64,576

Quantum Corp. † S	89,950	62,722

Rackspace Hosting, Inc. †	6,159	152,004

RIB Software AG (Germany) S	12,216	191,969

Rovi Corp. †	9,306	97,620

Sage Group PLC (The) (United Kingdom)	1,945	14,717

Samsung Electronics Co., Ltd. (South Korea)	538	517,393

Sanmina Corp. †	8,470	181,004

Sartorius AG (Preference) (Germany)	695	165,495

Semtech Corp. †	4,674	70,577

Silergy Corp. (China)	29,181	286,865

Dynamic Asset Allocation Balanced Fund 45

COMMON STOCKS (53.9%)* cont.	Shares	Value

Technology cont.
Silicon Laboratories, Inc. †	1,753	$72,820

Skyworth Digital Holdings, Ltd. (China)	344,000	234,806

SolarWinds, Inc. †	62,200	2,440,728

SS&C Technologies Holdings, Inc.	3,120	218,525

Sumco Corp. (Japan)	8,300	74,498

Symantec Corp.	220,365	4,290,507

Synaptics, Inc. †	4,728	389,871

Synchronoss Technologies, Inc. †	4,073	133,594

SYNNEX Corp.	3,661	311,405

TDK Corp. (Japan)	4,600	261,650

Tech Data Corp. †	3,326	227,831

Tencent Holdings, Ltd. (China)	13,500	227,050

Teradyne, Inc.	135,300	2,436,753

Tyler Technologies, Inc. †	1,985	296,380

Veeva Systems, Inc. Class A † S	5,504	128,849

VeriFone Systems, Inc. †	5,262	145,915

Verint Systems, Inc. †	3,987	172,039

Web.com Group, Inc. †	12,879	271,489

Woodward, Inc.	9,786	398,290

Xerox Corp.	481,000	4,680,130

162,609,394
Transportation (1.7%)
Aegean Marine Petroleum Network, Inc. (Greece) S	28,194	190,028

Aena SA (Spain) †	1,734	191,484

Aeroports de Paris (France)	260	29,507

ANA Holdings, Inc. (Japan)	397,000	1,116,390

AP Moeller — Maersk A/S (Denmark)	741	1,143,273

Aurizon Holdings, Ltd. (Australia)	81,419	288,015

Canadian National Railway Co. (Canada)	539	30,607

Cathay Pacific Airways, Ltd. (Hong Kong)	6,000	11,304

Central Japan Railway Co. (Japan)	3,800	614,557

CH Robinson Worldwide, Inc.	540	36,601

ComfortDelgro Corp., Ltd. (Singapore)	371,800	752,704

Delta Air Lines, Inc.	228,331	10,245,212

Deutsche Post AG (Germany)	20,049	554,888

DSV A/S (Denmark)	1,448	54,192

East Japan Railway Co. (Japan)	600	50,774

Expeditors International of Washington, Inc.	204	9,598

International Consolidated Airlines Group SA (Spain) †	76,036	679,549

International Consolidated Airlines Group SA (Spain) †	31,878	284,487

Japan Airlines Co., Ltd. (Japan)	7,500	264,768

Kuehne & Nagel International AG (Switzerland)	222	28,570

Matson, Inc.	2,884	111,005

MTR Corp. (Hong Kong)	4,000	17,436

Nippon Express Co., Ltd. (Japan)	3,000	14,361

Qantas Airways, Ltd. (Australia) †	132,879	347,922

Royal Mail PLC (United Kingdom)	96,634	671,904

Ryanair Holdings PLC ADR (Ireland)	17,259	1,351,380

46 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (53.9%)* cont.	Shares	Value

Transportation cont.
Scorpio Tankers, Inc.	17,376	$159,338

Singapore Airlines, Ltd. (Singapore)	2,800	21,092

Swift Transportation Co. †	19,390	291,238

Tobu Railway Co., Ltd. (Japan)	4,000	17,210

United Parcel Service, Inc. Class B	110,272	10,882,744

Universal Truckload Services, Inc.	858	13,359

West Japan Railway Co. (Japan)	500	31,301

XPO Logistics, Inc. † S	4,146	98,799

Yamato Holdings Co., Ltd. (Japan)	1,200	23,009

Yangzijiang Shipbuilding Holdings, Ltd. (China)	1,555,700	1,244,047

31,872,653
Utilities and power (1.8%)
AES Corp.	120,900	1,183,611

AGL Resources, Inc.	18,300	1,117,032

Alliant Energy Corp.	151	8,832

American Electric Power Co., Inc.	153,898	8,750,640

American Water Works Co., Inc.	349	19,223

Canadian Utilities, Ltd. Class A (Canada)	207	5,601

Centrica PLC (United Kingdom)	178,865	621,553

Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	1,000	8,970

China Resources Power Holdings Co., Ltd. (China)	54,000	124,068

CLP Holdings, Ltd. (Hong Kong)	1,500	12,792

E.ON SE (Germany)	37,931	325,406

Enagas SA (Spain)	730	20,923

Enbridge, Inc. (Canada)	772	28,664

Endesa SA (Spain)	28,172	593,581

Enel SpA (Italy)	171,411	766,448

ENI SpA (Italy)	64,671	1,017,556

Entergy Corp.	142,825	9,297,908

Fortum OYJ (Finland)	1,436	21,283

Hong Kong & China Gas Co., Ltd. (Hong Kong)	5,500	10,325

Iberdrola SA (Spain)	200,689	1,335,252

Kinder Morgan, Inc.	3,211	88,880

Korea Electric Power Corp. (South Korea)	4,538	186,822

Osaka Gas Co., Ltd. (Japan)	3,000	11,418

Pinnacle West Capital Corp.	408	26,169

RWE AG (Germany)	46,393	525,657

Southern Co. (The)	2,367	105,805

SSE PLC (United Kingdom)	12,069	273,708

Terna Rete Elettrica Nazionale SpA (Italy)	5,119	24,921

Tokyo Electric Power Co., Inc. (Japan) †	59,100	396,582

Tokyo Gas Co., Ltd. (Japan)	141,000	685,408

UGI Corp.	123,200	4,289,824

Veolia Environnement SA (France)	29,117	667,255

		32,552,117

Total common stocks (cost $987,827,254)		$997,107,533

Dynamic Asset Allocation Balanced Fund 47

CORPORATE BONDS AND NOTES (15.7%)*	Principal amount	Value

Basic materials (1.2%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2023	$240,000	$226,200

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)	400,000	377,484

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)	150,000	154,929

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021	90,000	81,000

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)	1,175,000	1,271,938

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)	80,000	64,800

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)	34,000	27,710

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018	680,000	742,905

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9 3/4s, 2023	70,000	72,800

Boise Cascade Co. company guaranty sr. unsec. notes
6 3/8s, 2020	112,000	115,920

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10 3/4s, 2023	105,000	104,869

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4 5/8s, 2022 (Germany)	67,000	63,148

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	190,000	191,663

Cemex Finance, LLC 144A company guaranty sr. notes 6s,
2024 (Mexico)	470,000	427,700

CF Industries, Inc. company guaranty sr. unsec. notes
5 3/8s, 2044	47,000	45,676

CF Industries, Inc. company guaranty sr. unsec. notes
5.15s, 2034	58,000	55,838

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7 1/8s, 2020	98,000	115,201

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025	60,000	39,450

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023	90,000	60,525

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4 7/8s, 2024	110,000	102,713

Coveris Holdings SA 144A company guaranty sr. unsec. notes
7 7/8s, 2019 (Luxembourg)	370,000	350,575

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub.
notes 8s, 2021	137,000	136,315

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	220,000	215,457

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024	965,000	921,506

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	525,000	560,371

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025	295,000	288,130

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	17,000	14,924

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7s, 2021 (Canada)	409,000	265,850

Glencore Finance Canada, Ltd. 144A company guaranty sr.
unsec. unsub. notes 3.6s, 2017 (Canada)	55,000	51,119

Glencore Finance Canada, Ltd. 144A company guaranty sr.
unsec. unsub. notes 2.7s, 2017 (Canada)	240,000	215,880

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4 5/8s, 2024	280,000	222,600

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4s, 2025	1,674,000	1,293,165

48 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 2 7/8s, 2020	$670,000	$536,000

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020	303,000	315,120

HD Supply, Inc. company guaranty sr. unsec. unsub. notes
11 1/2s, 2020	84,000	94,920

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021	155,000	155,775

Hexion, Inc. company guaranty sr. notes 6 5/8s, 2020	44,000	37,400

HudBay Minerals, Inc. company guaranty sr. unsec. notes
9 1/2s, 2020 (Canada)	350,000	279,125

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020	225,000	195,503

Huntsman International, LLC 144A company guaranty sr. unsec.
unsub. notes 5 1/8s, 2022	35,000	30,013

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	164,000	172,405

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018	235,000	159,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020	127,000	131,763

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	310,000	379,130

LyondellBasell Industries NV sr. unsec. unsub. notes
4 5/8s, 2055	255,000	216,262

Mercer International, Inc. company guaranty sr. unsec. notes
7 3/4s, 2022 (Canada)	145,000	146,450

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)	385,000	357,185

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	40,000	39,882

Momentive Performance Materials, Inc. company guaranty sr.
notes 3.88s, 2021	110,000	84,700

Momentive Performance Materials, Inc. escrow company
guaranty sr. notes 8 7/8s, 2020 F	110,000	1

Monsanto Company sr. unsec. notes 5 1/2s, 2025	815,000	904,208

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	28,000	29,476

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	12,000	12,633

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
7s, 2020 (Canada)	125,000	116,875

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)	90,000	73,800

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s,
2023 (Canada)	120,000	118,800

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	350,000	336,945

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	300,000	314,907

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	100,000	94,750

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)	230,000	235,750

Platform Specialty Products Corp. 144A sr. unsec. notes
6 1/2s, 2022	210,000	180,600

PQ Corp. 144A sr. notes 8 3/4s, 2018	99,000	99,619

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub.
notes 1 5/8s, 2017 (United Kingdom)	865,000	861,997

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)	265,000	324,189

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes
4.45s, 2019	228,000	243,001

Dynamic Asset Allocation Balanced Fund 49

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
Rockwood Specialties Group, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2020	$1,465,000	$1,516,400

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
company guaranty sr. unsec. notes 10s, 2020	130,000	139,750

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty
sr. notes 9s, 2017	155,000	138,338

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2033	35,000	35,088

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	40,000	40,600

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	80,000	87,600

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	113,000	112,576

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024	60,000	58,800

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	45,000	44,494

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsub. notes 7 1/2s, 2025 (Ireland)	110,000	133,925

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2022	125,000	122,813

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2019	27,000	27,608

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2024	80,000	73,350

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/4s, 2023	13,000	11,895

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/8s, 2021	25,000	23,688

TMS International Corp. 144A company guaranty sr. unsec.
notes 7 5/8s, 2021	205,000	190,650

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023	50,000	46,375

USG Corp. 144A company guaranty sr. unsec. notes
5 7/8s, 2021	23,000	23,920

USG Corp. 144A company guaranty sr. unsec. notes
5 1/2s, 2025	135,000	134,663

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec.
bonds 6s, 2023	173,000	160,458

Westvaco Corp. company guaranty sr. unsec. unsub.
notes 8.2s, 2030	800,000	1,097,976

Westvaco Corp. company guaranty sr. unsec. unsub. notes
7.95s, 2031	245,000	318,432

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032 R	405,000	509,051

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 5/8s, 2024	175,000	171,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 1/8s, 2021	85,000	83,938

21,461,233
Capital goods (0.6%)
ADS Waste Holdings, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020	497,000	495,758

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019	212,000	233,200

Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5 3/8s, 2024	95,000	92,388

50 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Capital goods cont.
Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5s, 2022	$205,000	$201,925

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6 1/2s, 2023 (Canada)	95,000	95,950

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/2s, 2022	135,000	130,613

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/4s, 2024	60,000	55,500

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022	57,000	55,433

Berry Plastics Corp. company guaranty unsub. notes
5 1/8s, 2023	55,000	51,838

Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp. 144A
notes 6s, 2022 ##	70,000	70,175

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019	240,000	266,156

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)	120,000	102,600

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)	20,000	15,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	315,000	340,200

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6s, 2017 (Luxembourg)	865,000	944,659

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026	80,000	87,200

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	510,000	500,822

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	810,000	838,350

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. notes 7 3/4s, 2020 (Luxembourg)	104,000	105,040

Gates Global, LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022	210,000	170,100

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.6s, 2042	290,000	268,487

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2 1/4s, 2022	245,000	234,835

Huntington Ingalls Industries, Inc. 144A company guaranty sr.
unsec. notes 5s, 2021	65,000	66,300

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes
5 7/8s, 2022	260,000	252,931

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	686,000	935,356

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022	125,000	132,813

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023	85,000	70,125

Moog, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2022	60,000	60,000

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023	145,000	127,963

Oshkosh Corp. company guaranty sr. sub. unsec. notes
5 3/8s, 2025	75,000	74,625

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022	180,000	182,700

Owens-Brockway Glass Container, Inc. 144A company guaranty
sr. unsec. notes 5 3/8s, 2025	65,000	62,400

Pittsburgh Glass Works, LLC 144A company guaranty sr.
notes 8s, 2018	178,000	184,230

Dynamic Asset Allocation Balanced Fund 51

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Capital goods cont.
Raytheon Co. sr. unsec. notes 4 7/8s, 2040	$135,000	$148,733

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 9 7/8s, 2019	100,000	103,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 8 1/4s, 2021 (New Zealand)	100,000	99,750

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5 3/8s, 2024	385,000	395,106

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021	169,000	163,508

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2021	133,000	138,653

TransDigm, Inc. company guaranty sr. unsec. sub. notes
6 1/2s, 2024	292,000	274,436

TransDigm, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2020	23,000	21,922

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	736,000	799,911

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 3/4s, 2025	210,000	192,413

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 1/2s, 2022	435,000	411,075

10,254,679
Communication services (1.5%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6 1/8s, 2040 (Mexico)	165,000	181,342

America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 2 3/8s, 2016 (Mexico)	200,000	201,511

American Tower Corp. sr. unsec. notes 4s, 2025 R	990,000	965,962

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046	765,000	700,967

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019	535,000	594,893

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025	765,000	730,189

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017	865,000	868,242

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	240,000	250,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	40,000	35,600

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018	70,000	70,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	68,000	68,340

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022	54,000	50,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	199,000	182,583

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2022	83,000	83,623

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	51,000	52,020

CCO Safari II, LLC 144A company guaranty sr. notes
6.484s, 2045	960,000	968,496

CCO Safari II, LLC 144A company guaranty sr. notes
4.908s, 2025	480,000	477,697

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	113,000	98,875

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	24,000	22,335

52 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Communication services cont.
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5 1/8s, 2021	$143,000	$125,929

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6 1/2s, 2017	865,000	924,121

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	790,000	1,039,800

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2035	110,000	140,042

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45s, 2037	345,000	436,609

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	220,000	232,694

Crown Castle International Corp. sr. unsec. unsub. notes
4 7/8s, 2022 R	60,000	62,100

Crown Castle Towers, LLC 144A company guaranty sr. notes
6.113s, 2020	660,000	734,090

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883s, 2020	75,000	81,013

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	90,000	70,988

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	338,000	299,975

Deutsche Telekom International Finance BV company guaranty
8 3/4s, 2030 (Netherlands)	435,000	621,910

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s,
2023 (Jamaica)	200,000	180,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2024	115,000	97,678

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021	15,000	12,488

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024	30,000	25,050

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025	145,000	140,288

Frontier Communications Corp. 144A sr. unsec. notes
10 1/2s, 2022	275,000	268,125

Frontier Communications Corp. 144A sr. unsec. notes
8 7/8s, 2020	65,000	63,700

Intelsat Jackson Holdings SA company guaranty sr. unsec.
bonds 6 5/8s, 2022 (Bermuda)	53,000	41,340

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)	104,000	95,940

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
8 1/8s, 2023 (Luxembourg)	147,000	95,550

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7 3/4s, 2021 (Luxembourg)	313,000	206,580

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	185,000	243,827

Level 3 Communications, Inc. sr. unsec. unsub. notes
5 3/4s, 2022	50,000	49,063

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2020	105,000	108,675

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021	125,000	128,501

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5 3/8s, 2022	175,000	170,188

Dynamic Asset Allocation Balanced Fund 53

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Communication services cont.
Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)	$400,000	$384,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	277,000	296,683

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s,
2023 (Canada)	83,000	81,963

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	111,000	117,452

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	115,000	128,297

Rogers Communications, Inc. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2043 (Canada)	510,000	480,993

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022	95,000	93,219

SBA Telecommunications, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2020	34,000	35,020

SES SA 144A company guaranty sr. unsec. notes 3.6s,
2023 (France)	253,000	251,690

Sprint Capital Corp. company guaranty 6 7/8s, 2028	497,000	356,598

Sprint Communications, Inc. sr. unsec. unsub. notes
8 3/8s, 2017	107,000	106,733

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020	67,000	56,113

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9s, 2018	169,000	177,332

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023	318,000	257,381

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021	390,000	319,313

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836s, 2023	7,000	6,930

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.633s, 2021	47,000	46,883

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 5/8s, 2023	582,000	574,725

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.464s, 2019	43,000	43,753

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2025	570,000	547,200

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2021	127,000	125,730

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2022	213,000	207,143

T-Mobile USA, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023	50,000	48,250

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028	400,000	517,879

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)	500,000	488,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57s, 2023 (Spain)	342,000	357,632

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019	240,000	273,453

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020	627,000	628,860

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	58,000	66,445

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522s, 2048	3,454,000	3,035,334

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034	815,000	758,323

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub.
bonds 8s, 2022	160,000	199,629

54 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Communication services cont.
Verizon New York, Inc. company guaranty sr. unsec. notes
Ser. B, 7 3/8s, 2032	$512,000	$592,232

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds
8.35s, 2030	240,000	297,894

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)	340,000	332,775

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017
(United Kingdom)	1,498,000	1,489,650

West Corp. 144A company guaranty sr. unsec. notes
5 3/8s, 2022	285,000	263,269

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. notes 10 1/4s, 2019	197,000	198,478

Windstream Services, LLC company guaranty sr. unsec. unsub.
notes 7 3/4s, 2021	193,000	149,575

Windstream Services, LLC company guaranty sr. unsec. unsub.
notes 6 3/8s, 2023	174,000	125,384

27,818,727
Consumer cyclicals (2.1%)
21st Century Fox America, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2024	350,000	441,685

21st Century Fox America, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2045	1,425,000	1,955,150

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	851,000	847,447

AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5 7/8s, 2022	74,000	74,370

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025	95,000	92,388

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10 1/4s, 2022	155,000	158,100

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020	692,000	759,885

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044	515,000	487,776

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017	217,000	210,490

Bon-Ton Department Stores, Inc. (The) company guaranty
notes 8s, 2021	132,000	77,880

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6 7/8s, 2023	110,000	111,650

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)	134,000	132,325

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)	269,000	259,585

Building Materials Corp. of America 144A sr. unsec. notes
6 3/4s, 2021	55,000	58,575

Building Materials Corp. of America 144A sr. unsec. notes
5 3/8s, 2024	230,000	227,125

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	377,000	489,685

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	430,000	446,091

CCM Merger, Inc. 144A company guaranty sr. unsec. notes
9 1/8s, 2019	84,000	89,040

Dynamic Asset Allocation Balanced Fund 55

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 3/8s, 2024	$30,000	$30,075

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 1/4s, 2021	93,000	94,163

Cinemark USA, Inc. company guaranty sr. unsec. notes
5 1/8s, 2022	24,000	23,520

Cinemark USA, Inc. company guaranty sr. unsec. notes
4 7/8s, 2023	53,000	50,615

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021	25,000	26,125

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2020	120,000	121,800

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2022	420,000	421,575

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019	57,000	40,898

Daimler Finance North America, LLC 144A company guaranty
sr. unsec. unsub. notes 2 3/8s, 2018	1,592,000	1,594,302

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024	80,000	77,000

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023	298,000	300,235

Diageo Investment Corp. company guaranty sr. unsec.
debs. 8s, 2022	165,000	213,536

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	585,000	557,473

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023	185,000	181,763

Entercom Radio, LLC company guaranty sr. unsec. sub. notes
10 1/2s, 2019	113,000	118,368

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	535,000	592,993

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 3/4s, 2023	55,000	57,063

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 1/4s, 2020	40,000	41,016

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes
8 1/4s, 2021	445,000	472,234

First Cash Financial Services, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2021 (Mexico)	60,000	60,000

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	162,000	188,963

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047	390,000	556,285

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031	841,000	1,044,699

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	235,000	297,684

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020	1,060,000	1,269,497

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021	260,000	294,321

Garda World Security Corp. 144A company guaranty sr. unsec.
unsub. notes 7 1/4s, 2021 (Canada)	90,000	82,575

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045	185,000	173,612

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3 1/4s, 2018	177,000	179,055

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3s, 2017	255,000	257,814

56 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.		Principal amount	Value

Consumer cyclicals cont.
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 2 3/4s, 2016		$365,000	$367,237

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. Notes 3.45s, 2022		920,000	884,935

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.3s, 2025		288,000	278,615

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4s, 2025		170,000	160,990

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		97,000	85,360

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 7/8s, 2020		130,000	131,625

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 3/8s, 2018		263,000	264,973

Gray Television, Inc. company guaranty sr. unsec. notes
7 1/2s, 2020		140,000	143,500

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	165,000	126,733

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$545,000	588,655

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds
9.15s, 2023		25,000	32,934

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		385,000	392,678

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022		795,000	794,656

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R		184,000	208,172

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R		851,000	924,067

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		319,000	324,072

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		100,000	97,489

Igloo Holdings Corp. 144A sr. unsec. unsub. notes
8 1/4s, 2017 ‡‡		150,000	150,375

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2021		270,000	226,868

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2019		192,000	165,120

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5 7/8s, 2021		132,000	135,960

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8 1/8s, 2019		65,000	65,000

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65s, 2020		340,000	306,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡		100,000	80,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		245,000	226,625

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064		515,000	456,745

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		92,000	102,235

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		53,000	55,716

Lamar Media Corp. company guaranty sr. sub. notes
5 7/8s, 2022		84,000	87,255

Lamar Media Corp. company guaranty sr. unsec. notes
5 3/8s, 2024		90,000	90,900

Dynamic Asset Allocation Balanced Fund 57

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Lender Processing Services, Inc./Black Knight Lending
Solutions, Inc. company guaranty sr. unsec. unsub. notes
5 3/4s, 2023	$83,000	$88,395

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2022	290,000	281,532

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 1/2s, 2019	57,000	57,627

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	190,000	194,750

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 6.9s, 2029	238,000	289,538

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5 1/8s, 2042	255,000	238,971

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 4.3s, 2043	610,000	516,111

Masonite International Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	60,000	61,200

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	265,000	257,050

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec.
notes 4.4s, 2026	490,000	497,258

Media General Financing Sub, Inc. 144A sr. unsec. notes
5 7/8s, 2022	155,000	153,838

MGM Resorts International company guaranty sr. unsec. notes
6 3/4s, 2020	230,000	237,475

MGM Resorts International company guaranty sr. unsec. notes
5 1/4s, 2020	255,000	251,175

MGM Resorts International company guaranty sr. unsec. unsub.
notes 8 5/8s, 2019	70,000	76,825

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021	180,000	184,050

Navistar International Corp. sr. notes 8 1/4s, 2021	148,000	118,770

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7 1/8s, 2028	185,000	183,150

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
notes 8 3/4s, 2021 ‡‡	375,000	386,250

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
notes 8s, 2021	60,000	61,800

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. notes 5 1/2s, 2021 (Luxembourg)	220,000	220,000

Nordstrom, Inc. sr. unsec. notes 5s, 2044	240,000	256,927

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028	865,000	1,081,510

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021	155,000	162,750

O’Reilly Automotive, Inc. company guaranty sr. unsec. unsub.
notes 3.85s, 2023	115,000	118,084

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 7/8s, 2025	75,000	76,313

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 5/8s, 2024	137,000	138,713

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A
sr. unsec. notes 5 5/8s, 2024	15,000	15,206

Owens Corning company guaranty sr. unsec. notes 9s, 2019	57,000	67,778

58 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021	$172,000	$173,505

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/4s, 2022	127,000	127,318

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024	110,000	107,800

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec.
notes 9 1/4s, 2018	73,000	74,186

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017 ‡‡	65,000	65,488

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025	786,000	781,245

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7 7/8s, 2032	138,000	158,700

QVC, Inc. company guaranty sr. notes 4.85s, 2024	195,000	188,939

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023	413,000	394,931

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022	298,000	292,785

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019	125,000	130,000

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018	150,000	158,063

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023	135,000	132,975

Scientific Games Corp. company guaranty sr. unsec. sub. notes
8 1/8s, 2018	40,000	37,200

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10s, 2022	425,000	370,813

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6 1/4s, 2020	40,000	28,700

Scientific Games International, Inc. 144A company guaranty sr.
notes 7s, 2022	115,000	113,275

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
6 3/8s, 2021	87,000	87,435

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
5 3/8s, 2021	323,000	315,733

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
notes 5 5/8s, 2024	35,000	31,806

Sirius XM Radio, Inc. 144A company guaranty sr. unsec.
notes 6s, 2024	100,000	100,250

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020	203,000	207,060

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022	27,000	28,013

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021	203,000	203,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2022	4,000	4,245

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020	7,000	7,385

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	95,000	96,900

Spectrum Brands, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/8s, 2024	70,000	72,100

Standard Pacific Corp. company guaranty sr. unsec. notes
6 1/4s, 2021	104,000	111,020

Standard Pacific Corp. company guaranty sr. unsec. notes
5 7/8s, 2024	65,000	66,625

Dynamic Asset Allocation Balanced Fund 59

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	$110,000	$103,400

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 5/8s, 2024	50,000	47,813

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 1/4s, 2021	77,000	76,615

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020	60,000	61,500

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019	45,000	45,675

TEGNA, Inc. 144A company guaranty sr. unsec. notes
4 7/8s, 2021	190,000	186,200

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	460,000	444,560

Toyota Motor Credit Corp. sr. unsec. unsub. notes
Ser. MTN, 2s, 2018	798,000	806,364

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
1 1/4s, 2017	865,000	866,069

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024	250,000	245,000

Tribune Media Co. 144A company guaranty sr. unsec. notes
5 7/8s, 2022	130,000	126,100

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4 1/2s, 2021	30,000	29,550

Univision Communications, Inc. 144A company guaranty sr.
notes 5 1/8s, 2025	40,000	37,500

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021	204,000	212,160

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025	110,000	107,113

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037	844,000	1,108,090

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	50,000	55,971

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	165,000	169,062

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041	65,000	67,690

40,030,969
Consumer staples (1.1%)
Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024	254,000	262,883

Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	10,000	12,463

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85s, 2022	560,000	548,712

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. notes 1 1/4s, 2018	865,000	857,535

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.2s, 2039	895,000	1,258,906

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2 1/2s, 2022	495,000	473,658

Ashtead Capital, Inc. 144A company guaranty notes
5 5/8s, 2024	240,000	238,800

Ashtead Capital, Inc. 144A company guaranty sr. notes
6 1/2s, 2022	250,000	261,250

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	113,000	109,387

BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4 5/8s, 2022 (Canada)	65,000	63,538

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)	270,000	274,050

60 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer staples cont.
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023	$70,000	$70,175

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	337,000	323,520

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes
8 1/2s, 2019	27,000	32,258

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub.
notes 4.1s, 2016	253,000	256,167

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	400,000	382,742

CEC Entertainment, Inc. company guaranty sr. unsec.
notes 8s, 2022	120,000	118,200

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021	312,000	285,480

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023	430,000	441,387

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019	1,034,000	1,189,256

Constellation Brands, Inc. company guaranty sr. unsec. notes
4 1/4s, 2023	30,000	29,925

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016	125,000	130,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022	103,000	112,528

Corrections Corp. of America company guaranty sr. unsec. notes
4 5/8s, 2023 R	198,000	190,080

Corrections Corp. of America company guaranty sr. unsec. notes
4 1/8s, 2020 R	24,000	23,880

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	865,000	877,574

CVS Pass-Through Trust sr. notes 6.036s, 2028	41,064	46,432

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036	343,804	358,604

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023	120,000	121,950

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1 1/2s, 2017 (United Kingdom)	1,263,000	1,266,569

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021	193,000	115,800

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
bonds 4 1/2s, 2045	550,000	508,645

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 7s, 2037	509,000	632,958

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 5 5/8s, 2042	462,000	495,435

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 3.85s, 2024	176,000	178,679

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s,
2044 (Mexico)	400,000	357,312

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s,
2024 (Mexico)	515,000	502,495

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020 (Brazil)	43,000	44,828

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021 (Brazil)	65,000	67,438

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021 (Brazil)	35,000	36,313

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	420,000	507,205

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038	860,000	1,082,326

Dynamic Asset Allocation Balanced Fund 61

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer staples cont.
Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018	$37,000	$37,925

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	245,000	261,538

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	302,000	369,593

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	393,000	450,999

Molson Coors Brewing Co. company guaranty sr. unsec. unsub.
notes 5s, 2042	295,000	260,115

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	346,000	409,020

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044	190,000	187,706

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	859,000	864,827

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	70,000	68,775

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021	92,000	89,700

Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 5 3/4s, 2021	143,000	138,710

Rite Aid Corp. 144A company guaranty sr. unsec. notes
6 1/8s, 2023	160,000	158,800

United Rentals North America, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2022	60,000	63,600

United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2024	58,000	55,535

United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 1/2s, 2025	180,000	168,525

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023	120,000	119,625

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡	150,000	120,750

Walgreens Boots Alliance, Inc. company guaranty sr. unsec.
unsub. notes 3.3s, 2021	505,000	511,182

WhiteWave Foods Co. (The) company guaranty sr. unsec.
unsub. notes 5 3/8s, 2022	155,000	160,813

19,645,081
Energy (1.1%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	53,000	55,073

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	175,000	192,525

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019	215,000	242,631

Antero Resources Corp. company guaranty sr. unsec. notes
5 1/8s, 2022	90,000	77,400

Antero Resources Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	85,000	74,588

Antero Resources Finance Corp. company guaranty sr. unsec.
notes 5 3/8s, 2021	90,000	79,200

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	50,000	46,959

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022	254,000	247,289

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 5/8s, 2024 (Canada)	67,000	52,930

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 1/8s, 2021 (Canada)	12,000	9,720

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 3.2s, 2016 (United Kingdom)	885,000	895,038

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 2.315s, 2020 (United Kingdom)	310,000	311,102

62 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 1.846s, 2017 (United Kingdom)	$865,000	$872,436

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020	35,000	21,875

California Resources Corp. company guaranty sr. unsec.
notes 6s, 2024	420,000	250,163

California Resources Corp. company guaranty sr. unsec.
notes 5s, 2020	165,000	106,115

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s,
2017 (Canada)	1,515,000	1,598,802

Chaparral Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2021	114,000	34,702

Chesapeake Energy Corp. company guaranty sr. unsec. notes
5 3/4s, 2023	260,000	169,569

Chesapeake Energy Corp. company guaranty sr. unsec. notes
4 7/8s, 2022	64,000	41,760

Chesapeake Energy Corp. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021	32,000	22,300

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield
Finance, Inc. company guaranty sr. unsec. unsub. notes
6 5/8s, 2019	130,000	80,925

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017	851,000	847,589

Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022	137,000	134,603

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023	130,000	123,500

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022	54,000	51,435

ConocoPhillips Co. company guaranty sr. unsec. notes
1.05s, 2017	865,000	858,078

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes
5 7/8s, 2022	80,000	53,800

DCP Midstream Operating LP company guaranty sr. unsec.
notes 2.7s, 2019	285,000	255,098

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021	24,000	15,180

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2022	74,000	44,030

EQT Midstream Partners LP company guaranty sr. unsec.
notes 4s, 2024	65,000	57,378

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	74,000	21,830

Exterran Partners LP/EXLP Finance Corp. company guaranty sr.
unsec. notes 6s, 2022	314,000	262,975

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022	167,000	146,584

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2023	69,000	61,048

FTS International, Inc. 144A company guaranty sr. FRN
7.837s, 2020	55,000	40,716

Dynamic Asset Allocation Balanced Fund 63

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Gulfport Energy Corp. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2020	$50,000	$49,125

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes
6 5/8s, 2023	95,000	87,400

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020	27,000	9,180

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2021	275,000	82,500

Halcon Resources Corp. 144A company guaranty notes
8 5/8s, 2020	85,000	70,975

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	175,000	196,351

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. notes 7 1/4s, 2020	94,000	98,818

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. notes 5 1/2s, 2022	30,000	29,250

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec.
notes 5s, 2024	50,000	42,500

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	70,000	86,933

Key Energy Services, Inc. company guaranty unsec. unsub.
notes 6 3/4s, 2021	150,000	51,750

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	109,000	23,980

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2021	75,000	15,563

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/4s, 2019	244,000	62,220

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. unsub. notes 10 3/8s, 2017 (Canada) F	100,000	5

Lukoil International Finance BV 144A company guaranty sr.
unsec. notes 4.563s, 2023 (Russia)	200,000	178,520

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	170,000	180,490

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016
(In default) †	275,000	82,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	210,000	203,700

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026	85,000	77,775

Noble Holding International, Ltd. company guaranty sr. unsec.
notes 6.05s, 2041	510,000	318,762

Oasis Petroleum, Inc. company guaranty sr. unsec. notes
6 7/8s, 2023	55,000	42,075

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6 7/8s, 2022	210,000	166,383

Offshore Group Investment, Ltd. company guaranty sr. notes
7 1/8s, 2023 (Cayman Islands)	185,000	59,200

Paragon Offshore PLC 144A company guaranty sr. unsec. notes
6 3/4s, 2022	65,000	8,450

Paragon Offshore PLC 144A company guaranty sr. unsec.
unsub. notes 7 1/4s, 2024	225,000	29,250

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)	200,000	182,470

64 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Petroleos de Venezuela SA company guaranty sr. unsec. notes
5 1/4s, 2017 (Venezuela)	$100,000	$44,500

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 3/8s, 2027 (Venezuela)	16,000	5,056

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	131,000	90,390

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	1,441,000	969,073

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6s, 2026 (Venezuela)	575,000	183,971

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6 3/8s, 2045 (Mexico)	220,000	197,648

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5 1/2s, 2021 (Mexico)	1,250,000	1,312,720

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4 7/8s, 2024 (Mexico)	220,000	212,938

Petroleos Mexicanos 144A company guaranty sr. unsec. notes
4 1/2s, 2026 (Mexico)	20,000	18,354

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 5 5/8s, 2046 (Mexico)	110,000	88,996

Phillips 66 company guaranty sr. unsec. unsub. notes
2.95s, 2017	865,000	884,931

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. notes 5 5/8s, 2022	65,000	57,200

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A
company guaranty sr. unsec. notes 5 5/8s, 2023	95,000	82,650

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016	285,000	291,413

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020	47,000	45,473

Samson Investment Co. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020 (In default) †	260,000	3,900

SandRidge Energy, Inc. 144A company guaranty notes
8 3/4s, 2020	185,000	112,156

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s,
2023 (Canada)	90,000	80,550

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s,
2020 (Canada)	143,000	137,638

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022	65,000	26,000

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5.2s, 2017 (Netherlands)	929,000	982,979

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 2 1/8s, 2020 (Netherlands)	205,000	205,177

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	54,000	51,300

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	20,000	18,400

Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	235,000	258,871

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)	30,000	16,800

Total Capital International SA company guaranty sr. unsec.
unsub. notes 1.55s, 2017 (France)	851,000	857,232

Triangle USA Petroleum Corp. 144A sr. unsec. notes
6 3/4s, 2022	60,000	25,200

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021	117,000	97,695

Dynamic Asset Allocation Balanced Fund 65

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Weatherford International, LLC company guaranty sr. unsec.
unsub. notes 6.8s, 2037	$110,000	$85,512

Weatherford International, Ltd./Bermuda company guaranty sr.
unsec. notes 9 7/8s, 2039 (Bermuda)	440,000	439,637

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021	233,000	201,545

Williams Cos., Inc. (The) notes 8 3/4s, 2032	135,000	128,445

Williams Cos., Inc. (The) notes 7 3/4s, 2031	7,000	6,200

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	19,000	19,306

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024	395,000	313,208

Williams Partners LP sr. unsec. notes 5.4s, 2044	123,000	98,562

Williams Partners LP sr. unsec. notes 4.3s, 2024	122,000	110,707

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6 1/8s, 2022	40,000	40,699

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 4 7/8s, 2023	209,000	192,280

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	43,000	36,980

19,925,363
Financials (5.2%)
Abbey National Treasury Services PLC/London company
guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)	928,000	927,950

ABN Amro Bank NV 144A sr. unsec. notes 2.45s,
2020 (Netherlands)	830,000	836,013

Aflac, Inc. sr. unsec. notes 6.9s, 2039	450,000	583,336

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022	85,000	84,552

Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022	130,000	126,750

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	104,000	109,200

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8s, 2031	217,000	251,381

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8s, 2020	70,000	80,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020	217,000	246,295

Ally Financial, Inc. unsec. sub. notes 8s, 2018	77,000	84,893

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s,
perpetual maturity	235,000	227,357

American Express Co. sr. unsec. bonds 8 1/8s, 2019	865,000	1,046,400

American Express Co. sr. unsec. notes 7s, 2018	627,000	704,433

American Express Co. sr. unsec. notes 6.15s, 2017	1,122,000	1,217,359

American International Group, Inc. jr. sub. FRB 8.175s, 2058	414,000	547,515

ARC Properties Operating Partnership LP/Clark Acquisition, LLC
company guaranty sr. unsec. unsub. notes 4.6s, 2024 R	395,000	379,200

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	386,000	440,224

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	505,000	522,044

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual
maturity (France)	370,000	394,283

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s,
perpetual maturity (Spain)	200,000	211,500

66 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	$450,000	$449,955

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s,
perpetual maturity	982,000	952,540

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s,
perpetual maturity	60,000	61,200

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017	555,000	556,459

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	1,299,000	1,303,804

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017	250,000	262,623

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s,
2017 (Canada)	851,000	866,375

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017	615,000	622,708

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes
Ser. MTN, 2 1/2s, 2016	20,000	20,118

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s,
2017 (Canada)	865,000	863,538

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05s,
2018 (Canada)	834,000	840,800

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes
1.2s, 2017 (Japan)	877,000	873,304

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	890,000	1,170,573

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity
(United Kingdom)	1,003,000	962,880

BBVA International Preferred SAU company guaranty jr. unsec.
sub. FRB 5.919s, perpetual maturity (Spain)	295,000	298,688

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes
7 1/4s, 2018	240,000	268,690

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 4.3s, 2043	190,000	183,051

BNP Paribas SA company guaranty sr. unsec. unsub. bonds
Ser. MTN, 1 3/8s, 2017 (France)	1,070,000	1,070,707

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)	240,000	243,870

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual
maturity (France)	100,000	116,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	435,000	458,687

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)	310,000	314,804

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	390,000	424,840

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	655,000	689,120

CBL & Associates LP company guaranty sr. unsec. unsub. notes
5 1/4s, 2023 R	935,000	974,032

CBRE Services, Inc. company guaranty sr. unsec. notes
5 1/4s, 2025	60,000	60,828

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023	100,000	100,515

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2026	550,000	545,870

CIT Group, Inc. sr. unsec. notes 5s, 2023	63,000	62,685

CIT Group, Inc. sr. unsec. notes 5s, 2022	273,000	272,659

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	84,000	87,990

Dynamic Asset Allocation Balanced Fund 67

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	$77,000	$79,118

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019	44,000	43,753

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018	153,000	161,798

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019	104,000	107,900

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s,
perpetual maturity	688,000	648,440

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s, perpetual maturity	103,000	101,198

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017	997,000	1,036,721

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025	400,000	435,074

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025	300,000	304,500

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020	90,000	91,800

Commerzbank AG 144A unsec. sub. notes 8 1/8s,
2023 (Germany)	770,000	892,900

Commonwealth Bank of Australia/New York, NY sr. unsec.
bonds Ser. GMTN, 1 5/8s, 2018	465,000	465,663

Commonwealth Bank of Australia/New York, NY sr. unsec.
unsub. bonds 1 1/8s, 2017	1,183,000	1,184,046

Community Choice Financial, Inc. company guaranty sr. notes
10 3/4s, 2019	77,000	25,410

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
Netherlands (Rabobank Nederland) company guaranty sr.
unsec. notes 3 3/8s, 2017 (Netherlands)	774,000	795,472

Credit Acceptance Corp. company guaranty sr. unsec. bonds
6 1/8s, 2021	334,000	328,990

Credit Acceptance Corp. 144A company guaranty sr. unsec.
notes 7 3/8s, 2023	70,000	71,575

Credit Agricole SA 144A jr. unsec. sub. FRN 7 7/8s, perpetual
maturity (France)	335,000	333,326

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s,
perpetual maturity (Switzerland)	631,000	657,818

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	157,000	191,789

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)	639,000	620,273

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	981,000	1,057,240

DFC Finance Corp. 144A company guaranty sr. notes
10 1/2s, 2020	160,000	94,000

Dresdner Funding Trust I 144A bonds 8.151s, 2031	125,000	156,094

Duke Realty LP company guaranty sr. unsec. unsub. notes
4 3/8s, 2022 R	269,000	281,207

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022	110,000	116,600

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023	135,000	136,350

EPR Properties unsec. notes 5 1/4s, 2023 R	435,000	446,139

Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4 7/8s, 2024	245,000	238,875

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity	151,000	138,165

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023	445,000	466,922

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067	975,000	1,045,688

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	2,265,000	3,067,195

General Electric Capital Corp. sr. unsec. notes
Ser. MTN, 5.4s, 2017	1,286,000	1,359,935

68 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB
6.15s, 2066	$536,000	$246,560

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	990,000	1,154,556

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55s, 2019	1,015,000	1,021,581

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2 3/8s, 2018	500,000	506,531

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	164,000	195,543

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5 1/8s, 2022	205,000	227,575

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	785,000	872,906

HCP, Inc. sr. unsec. notes 4 1/4s, 2023 R	425,000	427,740

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3 7/8s, 2025 R	305,000	296,340

Hospitality Properties Trust sr. unsec. unsub. notes
4 1/2s, 2025 R	55,000	53,892

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT,
5 5/8s, 2035 (United Kingdom)	250,000	281,895

HSBC Capital Funding LP 144A company guaranty jr. unsec.
sub. FRB 10.176s, perpetual maturity (United Kingdom)	185,000	278,425

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	1,379,000	1,613,466

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024	290,000	294,951

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
notes 8 1/8s, 2019 ‡‡	25,000	24,125

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021	190,000	181,450

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6s, 2020	237,000	243,518

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2022	127,000	127,794

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	2,130,000	2,312,313

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	33,000	35,145

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022	110,000	117,700

Intesa Sanpaolo SpA 144A company guaranty unsec. sub.
bonds 5.017s, 2024 (Italy)	250,000	246,700

iStar, Inc. sr. unsec. notes 5s, 2019 R	45,000	42,750

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s,
perpetual maturity	1,073,000	1,114,579

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	862,000	869,301

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017	330,000	356,601

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018	974,000	979,219

KKR Group Finance Co. III, LLC 144A company guaranty sr.
unsec. unsub. bonds 5 1/8s, 2044	340,000	331,471

KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2020	725,000	850,638

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. bonds 7.8s, 2037	1,065,000	1,238,063

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual
maturity (United Kingdom)	351,000	358,336

Dynamic Asset Allocation Balanced Fund 69

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024
(United Kingdom)	$470,000	$472,468

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s,
perpetual maturity (United Kingdom)	180,000	201,150

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s,
2020 (Australia)	595,000	604,518

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.097s, 2026	125,000	108,042

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037	1,722,000	1,982,275

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037	300,000	367,500

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	865,000	899,169

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021	460,000	510,818

Metropolitan Life Global Funding I 144A notes 3s, 2023	130,000	129,452

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023 R	530,000	543,765

Morgan Stanley sr. unsec. notes 4 3/4s, 2017	980,000	1,026,627

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R	115,000	120,175

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R	130,000	136,338

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s,
2018 (Australia)	475,000	481,952

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2020	235,000	213,850

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2021	105,000	87,150

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	210,000	275,737

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 5 7/8s, 2022	230,000	243,513

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 4 7/8s, 2045	405,000	360,450

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2019	115,000	102,925

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	520,000	571,745

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. notes 6 3/4s, 2019	100,000	103,500

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. unsub. notes 7 1/4s, 2021	95,000	96,900

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976s, 2025	995,000	1,002,063

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	33,000	33,000

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	170,000	153,000

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017	870,000	870,475

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	375,000	407,536

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	405,000	409,050

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6 3/4s, 2021	130,000	123,500

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038	270,000	311,175

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043	265,000	274,275

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044	200,000	197,000

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	155,000	163,410

70 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s,
2018 (Canada)	$865,000	$877,955

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U,
7.64s, perpetual maturity (United Kingdom)	325,000	342,063

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s,
perpetual maturity (United Kingdom)	1,025,000	1,022,755

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s,
2024 (United Kingdom)	865,000	871,871

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018
(United Kingdom)	695,000	719,897

Royal Bank of Scotland PLC (The) company guaranty sr. unsec.
unsub. notes 6 1/8s, 2021 (United Kingdom)	905,000	1,054,968

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes
4 5/8s, 2016	129,000	131,472

Santander Issuances SAU 144A company guaranty sr. unsec.
unsub. notes 5.911s, 2016 (Spain)	600,000	606,015

Santander UK Group Holdings PLC 144A unsec. sub. notes
4 3/4s, 2025 (United Kingdom)	635,000	627,572

Santander UK PLC 144A unsec. sub. notes 5s, 2023
(United Kingdom)	685,000	720,806

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Russia)	225,000	226,125

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Russia)	350,000	354,603

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	70,000	71,308

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	70,000	70,254

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R	50,000	51,392

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019 R	880,000	889,895

Simon Property Group LP 144A sr. unsec. unsub. notes
1 1/2s, 2018 R	784,000	782,708

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s,
2017 (France)	380,000	387,511

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019	55,000	53,763

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021	50,000	53,375

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020	387,000	388,451

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031
(United Kingdom)	510,000	637,169

Standard Chartered PLC unsec. sub. notes 5.7s, 2022
(United Kingdom)	890,000	926,962

State Street Capital Trust IV company guaranty jr. unsec. sub.
FRB 1.337s, 2037	475,000	387,125

Svenska Handelsbanken AB company guaranty sr. unsec. notes
2 7/8s, 2017 (Sweden)	448,000	458,647

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4 1/4s, 2042	385,000	367,525

TIERS Trust/United States 144A sr. bonds stepped-coupon
zero % (8 1/8s, 3/15/18), 2046 ††	600,000	627,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
8 1/2s, 2018	40,000	31,500

Travelers Property Casualty Corp. sr. unsec. unsub. bonds
7 3/4s, 2026	235,000	314,653

Dynamic Asset Allocation Balanced Fund 71

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT,
5 7/8s, 2017	$767,000	$835,133

US Bank of NA/Cincinnati, OH sr. unsec. notes
Ser. BKNT, 1.1s, 2017	890,000	891,384

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021	170,000	166,388

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902s, 2020 (Russia)	500,000	502,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.8s, 2025 (Russia)	1,900,000	1,805,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	1,599,000	1,642,397

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95s, 2022 (Russia)	500,000	440,000

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	250,000	272,521

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	105,000	112,827

Walter Investment Management Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2021	90,000	76,950

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023	110,000	105,325

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s,
perpetual maturity	455,000	462,963

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017	851,000	862,891

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)	75,000	75,358

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)	485,000	538,782

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	210,000	214,296

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037	422,000	428,330

96,157,624
Health care (1.1%)
AbbVie, Inc. sr. unsec. notes 3.6s, 2025	16,000	15,780

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020	945,000	939,780

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022	500,000	489,627

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017	775,000	777,303

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
6 1/8s, 2021	225,000	234,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
5 1/8s, 2022	120,000	118,200

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
4 3/4s, 2045 (Luxembourg)	638,000	579,275

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
3.45s, 2022 (Luxembourg)	318,000	314,355

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
2.35s, 2018 (Luxembourg)	615,000	617,447

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	286,000	355,721

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023	195,000	186,713

Amgen, Inc. sr. unsec. notes 3.45s, 2020	730,000	758,212

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	865,000	875,997

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	422,000	547,324

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)	865,000	942,462

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022	975,000	982,683

72 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Health care cont.
Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg) ‡‡	$103,000	$103,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	155,000	154,225

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2021	20,000	20,350

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018	20,000	20,450

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2022	24,000	24,509

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021	490,000	526,530

Concordia Healthcare Corp. 144A company guaranty sr. unsec.
notes 7s, 2023 (Canada)	145,000	126,875

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022	170,000	146,200

DPx Holdings BV 144A sr. unsec. notes 7 1/2s,
2022 (Netherlands)	334,000	337,340

Endo Finance, LLC 144A company guaranty sr. unsec. notes
5 3/4s, 2022	120,000	118,800

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 3/8s, 2023	95,000	91,319

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6s, 2025 (Ireland)	285,000	276,806

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2022	100,000	102,000

HCA, Inc. company guaranty sr. notes 5s, 2024	280,000	280,700

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019	197,000	196,508

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025	45,000	44,550

HCA, Inc. sr. notes 6 1/2s, 2020	320,000	348,800

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	34,000	38,250

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022	40,000	40,400

Jaguar Holding Co. II/Pharmaceutical Product Development,
LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023	155,000	150,738

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s,
2020 (Netherlands) ‡‡	120,000	121,200

Johnson & Johnson sr. unsec. notes 5.15s, 2018	542,000	600,618

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018	215,000	225,750

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC
144A company guaranty sr. unsec. unsub. notes 5 1/2s,
2025 (Luxembourg)	105,000	93,975

Medtronic, Inc. company guaranty sr. unsec. sub. notes
4 3/8s, 2035	240,000	242,614

Medtronic, Inc. company guaranty sr. unsec. sub. notes
3 1/2s, 2025	240,000	244,883

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018	746,000	746,369

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.95s, 2024 R	444,000	448,829

Omega Healthcare Investors, Inc. 144A company guaranty sr.
unsec. notes 4 1/2s, 2027 R	880,000	838,200

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022	732,000	790,560

Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2024	345,000	359,231

Dynamic Asset Allocation Balanced Fund 73

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Health care cont.
Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2022	$123,000	$126,690

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6 1/2s, 2023	105,000	104,213

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024	70,000	70,350

Tenet Healthcare Corp. company guaranty sr. bonds
4 1/2s, 2021	39,000	38,415

Tenet Healthcare Corp. company guaranty sr. bonds
4 3/8s, 2021	62,000	60,450

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	223,000	237,774

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020	130,000	137,150

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020	23,000	23,230

Tenet Healthcare Corp. 144A company guaranty sr. FRN
3.837s, 2020	155,000	153,934

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	387,000	426,489

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021	640,000	708,572

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042	550,000	520,811

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023	545,000	537,126

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 7s, 2020	20,000	20,400

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 3/8s, 2020	184,000	183,770

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2021	10,000	9,500

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023	70,000	66,500

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
6 1/8s, 2025	135,000	128,588

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 7/8s, 2023	150,000	143,250

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 3/8s, 2020	145,000	140,650

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020	197,000	204,880

20,638,200
Technology (0.7%)
ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 3/8s, 2020	155,000	161,781

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020	200,000	210,500

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	493,000	488,079

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	600,000	549,063

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024	335,000	344,548

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019	25,000	25,409

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	192,000	88,800

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	223,000	176,728

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes
3.15s, 2017	825,000	852,161

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017	392,000	393,290

CommScope Technologies Finance, LLC 144A sr. unsec.
notes 6s, 2025	105,000	100,735

74 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Technology cont.
eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	$865,000	$860,077

Fidelity National Information Services, Inc. company guaranty sr.
unsec. unsub. notes 5s, 2022	120,000	125,408

First Data Corp. company guaranty sr. unsec. notes
12 5/8s, 2021	24,000	27,270

First Data Corp. company guaranty sr. unsec. sub. notes
11 3/4s, 2021	123,000	136,530

First Data Corp. 144A company guaranty notes 8 1/4s, 2021	354,000	367,275

First Data Corp. 144A sr. notes 5 3/8s, 2023	160,000	158,400

Freescale Semiconductor, Inc. 144A company guaranty sr.
notes 5s, 2021	60,000	60,900

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022	99,000	103,455

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	790,000	858,669

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017	737,000	747,934

Honeywell International, Inc. sr. unsec. unsub. notes
5 3/8s, 2041	315,000	377,267

Honeywell International, Inc. sr. unsec. unsub. notes
4 1/4s, 2021	255,000	283,721

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	850,000	800,978

Infor US, Inc. 144A sr. notes 5 3/4s, 2020	55,000	54,725

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022	375,000	344,063

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017	870,000	868,444

Iron Mountain, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023 R	104,000	104,000

Iron Mountain, Inc. 144A company guaranty sr. unsec.
notes 6s, 2020 R	75,000	75,728

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	81,000	90,518

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022	190,000	187,388

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023	590,000	542,682

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	85,000	99,151

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	555,000	606,058

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	215,000	239,379

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045	205,000	193,435

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	485,000	473,056

Plantronics, Inc. 144A company guaranty sr. unsec. notes
5 1/2s, 2023	165,000	165,413

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	565,000	548,050

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019	92,000	78,200

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	130,000	143,898

Zebra Technologies Corp. 144A sr. unsec. unsub. notes
7 1/4s, 2022	250,000	266,250

13,379,416
Transportation (0.1%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023	410,000	372,075

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	240,000	262,854

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5 3/4s, 2040	155,000	177,741

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044	480,000	439,496

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	243,277	277,336

Dynamic Asset Allocation Balanced Fund 75

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Transportation cont.
FedEx Corp. company guaranty sr. unsec. unsub. notes
2 5/8s, 2022	$95,000	$92,989

United Airlines 2014-2 Class A Pass Through Trust sr. notes
Ser. A, 3 3/4s, 2026	340,000	339,575

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	101,942	109,078

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023	310,000	306,900

2,378,044
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. notes 8s, 2020	67,000	75,710

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025	830,000	734,550

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021	164,000	170,150

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023	44,000	38,500

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	80,000	83,118

Beaver Valley II Funding Corp. sr. bonds 9s, 2017	10,000	10,800

Calpine Corp. sr. unsec. notes 5 3/4s, 2025	260,000	243,100

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	30,000	31,275

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024	24,000	24,870

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037	50,000	49,702

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036	133,000	160,617

Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7 1/8s, 2018	634,000	736,721

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub.
notes 4.2s, 2042	275,000	267,956

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	31,000	31,155

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	580,000	586,584

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022	15,000	15,131

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019	220,000	220,550

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7 5/8s, 2024	10,000	10,100

EDP Finance BV 144A sr. unsec. notes 5 1/4s,
2021 (Netherlands)	255,000	269,080

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s,
perpetual maturity (France)	1,405,000	1,376,900

Electricite de France (EDF) 144A sr. unsec. notes 6.95s,
2039 (France)	120,000	155,300

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s,
2019 (France)	375,000	429,949

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s,
perpetual maturity (France)	1,700,000	1,666,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022 (In default) †	107,113	114,075

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020	76,000	75,620

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	185,000	173,433

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	155,000	155,488

Enterprise Products Operating, LLC company guaranty sr.
unsec. unsub. notes 4.85s, 2042	490,000	431,695

76 Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Utilities and power cont.
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2023	$70,000	$51,668

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	225,000	180,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec.
notes 9 3/8s, 2020	287,000	246,820

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	517,000	519,703

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021	185,000	158,194

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	137,000	127,410

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	33,000	30,525

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	305,000	334,551

Kansas Gas and Electric Co. bonds 5.647s, 2021	43,044	43,474

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45s, 2023	300,000	266,158

Kinder Morgan Energy Partners LP sr. unsec. unsub.
notes 5.4s, 2044	123,000	101,572

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes
3 1/2s, 2021	599,000	576,228

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032	107,000	112,486

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	152,000	183,029

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	400,000	530,922

Nevada Power Co. mtge. notes 7 1/8s, 2019	265,000	308,396

NiSource Finance Corp. company guaranty sr. unsec. notes
6 1/8s, 2022	165,000	192,190

NRG Energy, Inc. company guaranty sr. unsec. notes
7 7/8s, 2021	735,000	745,106

NRG Yield Operating, LLC company guaranty sr. unsec. notes
5 3/8s, 2024	65,000	57,038

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s,
2022 (Canada)	450,000	435,923

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	170,000	178,683

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045	760,000	675,007

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034	255,000	307,902

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016	456,000	473,241

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.2s, 2022	655,000	688,128

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.4s, 2023	20,000	20,030

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040	160,000	192,020

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	839,000	716,296

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2022	114,000	116,824

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 1/2s, 2023	77,000	74,498

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5s, 2022	65,000	63,463

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4 1/2s, 2023	57,000	52,694

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022	150,000	144,000

Dynamic Asset Allocation Balanced Fund 77

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Utilities and power cont.
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11 1/2s, 2020 (In default) †	$64,000	$24,800

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s,
2067 (Canada)	180,000	151,875

Union Electric Co. sr. notes 6.4s, 2017	320,000	347,207

		17,766,190

Total corporate bonds and notes (cost $293,432,418)		$289,455,526

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (15.6%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, October 1, 2045	$43,000,000	$45,042,500

45,042,500
U.S. Government Agency Mortgage Obligations (13.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044	272,213	302,960

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, October 1, 2045	20,000,000	22,600,000
6s, TBA, September 1, 2045	6,000,000	6,792,187
4s, TBA, November 1, 2045	54,000,000	57,442,500
4s, TBA, October 1, 2045	54,000,000	57,594,375
3 1/2s, TBA, November 1, 2045	1,000,000	1,039,375
3 1/2s, TBA, October 1, 2045	1,000,000	1,042,969
3s, TBA, November 1, 2045	35,000,000	35,333,594
3s, TBA, October 1, 2045	35,000,000	35,464,842
3s, TBA, October 1, 2030	25,000,000	26,031,250

		243,644,052

Total U.S. government and agency mortgage obligations (cost $287,704,920)		$288,686,552

MORTGAGE-BACKED SECURITIES (3.4%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.3%)
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.689s,
2025 (Bermuda)	$879,000	$878,451

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.962s, 2037	155,124	244,091
IFB Ser. 2979, Class AS, 23.516s, 2034	8,253	9,377
IFB Ser. 3072, Class SM, 23.039s, 2035	88,086	132,473
IFB Ser. 3072, Class SB, 22.893s, 2035	90,266	135,246
IFB Ser. 3249, Class PS, 21.593s, 2036	103,208	151,997
IFB Ser. 2990, Class LB, 16.418s, 2034	190,270	256,425
Ser. 3391, PO, zero %, 2037	11,875	10,832
Ser. 3206, Class EO, PO, zero %, 2036	7,743	6,955
Ser. 3326, Class WF, zero %, 2035	4,842	3,995
FRB Ser. 3117, Class AF, zero %, 2036	7,062	5,678
FRB Ser. 3036, Class AS, zero %, 2035	2,888	2,682

78 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.737s, 2036	$57,599	$112,764
IFB Ser. 05-45, Class DA, 23.709s, 2035	389,159	597,972
IFB Ser. 07-53, Class SP, 23.489s, 2037	127,663	200,090
IFB Ser. 05-75, Class GS, 19.668s, 2035	72,485	100,861
IFB Ser. 05-106, Class JC, 19.523s, 2035	70,283	108,406
IFB Ser. 05-83, Class QP, 16.89s, 2034	35,647	47,108
Ser. 418, Class C15, IO, 3 1/2s, 2043	1,551,059	309,576
Ser. 07-14, Class KO, PO, zero %, 2037	43,204	39,853
Ser. 06-125, Class OX, PO, zero %, 2037	3,615	3,139
Ser. 06-84, Class OT, PO, zero %, 2036	4,885	4,220
Ser. 06-46, Class OC, PO, zero %, 2036	9,753	8,426

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.934s, 2042	1,461,238	218,645
Ser. 10-9, Class UI, IO, 5s, 2040	1,006,904	190,962
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	50,367	6,853
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	210,672	35,879
Ser. 10-107, Class NI, IO, 4 1/2s, 2039	1,375,119	120,309
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	680,469	42,031
Ser. 10-85, Class MI, IO, 4 1/2s, 2036	835,899	11,410
Ser. 13-14, IO, 3 1/2s, 2042	2,428,693	319,057
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	3,933,805	460,491
Ser. 15-124, Class NI, IO, 3 1/2s, 2039	3,991,000	553,751
Ser. 15-124, Class DI, IO, 3 1/2s, 2038	2,868,000	469,635
Ser. 06-36, Class OD, PO, zero %, 2036	5,824	5,041

5,804,681
Commercial mortgage-backed securities (2.4%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.503s, 2049	5,319,097	32,324

Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.499s, 2051	12,743,125	84,398

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Ser. 05-4, Class B, 5.118s, 2045	371,000	374,710

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.546s, 2041	299,924	4,419
FRB Ser. 04-4, Class XC, IO, 0.258s, 2042	831,700	888

Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 04-PR3I, Class X1, IO, 0.481s, 2041	225,987	413

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.603s, 2039	444,000	443,059
FRB Ser. 06-PW14, Class X1, IO, 0.837s, 2038	8,144,791	115,330

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO,
0.548s, 2049	6,672,372	52,778

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
0.284s, 2044	2,186,164	5,534

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261s, 2046	757,000	796,655
Ser. 14-GC21, Class AS, 4.026s, 2047	539,000	569,254

Dynamic Asset Allocation Balanced Fund 79

MORTGAGE-BACKED SECURITIES (3.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.744s, 2049	$62,497,593	$423,109

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	545,000	551,605
FRB Ser. 05-LP5, Class D, 4.898s, 2043	589,514	589,060
FRB Ser. 14-CR18, Class C, 4.897s, 2047	1,408,000	1,443,348
Ser. 14-UBS6, Class C, 4.615s, 2047	962,000	935,473
FRB Ser. 14-CR18, Class XA, IO, 1.449s, 2047	4,177,566	297,986
FRB Ser. 14-CR16, Class XA, IO, 1.419s, 2047	2,895,042	194,109
FRB Ser. 14-UBS6, Class XA, IO, 1.226s, 2047	7,346,037	481,391
FRB Ser. 14-LC17, Class XA, IO, 1.173s, 2047	4,884,566	265,555
FRB Ser. 13-CR13, Class XA, IO, 1.153s, 2023	6,369,941	318,688
FRB Ser. 06-C8, Class XS, IO, 0.714s, 2046	29,584,941	129,289

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046	456,000	346,571
FRB Ser. 07-C9, Class AJFL, 0.893s, 2049	953,000	935,093

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2,
Class AX, IO, 0.216s, 2049	39,024,806	109,269

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	181,039	190,996
FRB Ser. 03-C3, Class AX, IO, 2.24s, 2038	211,659	25
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035	44,578	847

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1,
Class D, 3.945s, 2050	1,218,000	1,040,495

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	183,511	183,511

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.582s, 2044	383,000	404,132

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1,
Class X, IO, 0.966s, 2020	630,628	9,636

First Union National Bank-Bank of America, NA Commercial
Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033	81,343	153

GE Business Loan Trust 144A FRB Ser. 04-2, Class D,
2.957s, 2032	18,752	16,783

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.027s, 2045	7,902,929	—

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC,
IO, 0.378s, 2049	47,113,627	149,350

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.699s, 2043	1,821,966	3,352

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.777s, 2046	5,005,156	436,299

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.883s, 2046	5,070,807	416,908
FRB Ser. 14-GC22, Class XA, IO, 1.231s, 2047	5,430,598	351,392
FRB Ser. 14-GC24, Class XA, IO, 1.021s, 2047 F	6,926,717	378,246

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.819s, 2045	314,000	325,631
FRB Ser. 11-GC3, Class D, 5.737s, 2044	1,312,000	1,395,242
FRB Ser. 13-GC12, Class D, 4.616s, 2046	1,204,000	1,127,293
FRB Ser. 06-GG6, Class XC, IO, 0.043s, 2038	14,140,548	1,343

80 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.598s, 2047	$376,000	$372,718
FRB Ser. 14-C25, Class XA, IO, 1.161s, 2047	2,978,372	190,282

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.568s, 2047	350,000	347,646

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051	303,000	310,478
FRB Ser. 07-LD12, Class A3, 6.136s, 2051	57,503	57,550
FRB Ser. 05-LDP5, Class F, 5.563s, 2044	458,000	458,900
Ser. 06-LDP8, Class B, 5.52s, 2045	313,000	312,133
Ser. 06-LDP8, Class AJ, 5.48s, 2045	1,945,000	1,951,302
FRB Ser. 05-LDP2, Class B, 4.882s, 2042	326,000	325,674
FRB Ser. 13-C10, Class C, 4.295s, 2047	1,041,000	1,045,392
FRB Ser. 06-LDP8, Class X, IO, 0.687s, 2045	8,606,263	29,864
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049	20,064,608	126,267

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.379s, 2051	298,000	284,608
FRB Ser. 12-C6, Class E, 5.372s, 2045	1,993,000	1,991,722
FRB Ser. 12-C8, Class D, 4.82s, 2045	659,000	672,293
FRB Ser. 05-CB12, Class X1, IO, 0.544s, 2037	1,365,452	4,171
FRB Ser. 06-LDP6, Class X1, IO, 0.298s, 2043	15,558,656	5,601

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031 F	59,478	62,447
Ser. 98-C4, Class H, 5.6s, 2035	146,056	150,522

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.269s, 2041	486,000	515,053
Ser. 06-C7, Class A2, 5.3s, 2038	280,771	281,159
Ser. 06-C1, Class AJ, 5.276s, 2041	452,000	461,040
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040	2,585,983	19,995

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C7, Class XCL, IO, 0.851s, 2038	12,255,705	78,535
FRB Ser. 06-C7, Class XW, IO, 0.851s, 2038	6,515,432	40,142
FRB Ser. 05-C7, Class XCL, IO, 0.37s, 2040	3,367,797	13,111
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	336,303	20

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3 1/2s, 2048	828,000	758,514

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS,
IO, zero %, 2028	810	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.032s, 2050	37,867	37,955

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.587s, 2039	724,953	1,216
FRB Ser. 05-MCP1, Class XC, IO, 0.07s, 2043	582,116	6

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.696s, 2044	101,461	1,370
FRB Ser. 06-C4, Class X, IO, 6.438s, 2045	1,182,840	160,511
FRB Ser. 07-C5, Class X, IO, 5.894s, 2049	267,722	30,119

Dynamic Asset Allocation Balanced Fund 81

MORTGAGE-BACKED SECURITIES (3.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ,
6.069s, 2046	$315,000	$321,515

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046	488,000	510,765
FRB Ser. 14-C17, Class XA, IO, 1.433s, 2047	11,039,987	778,650

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class E, 4.813s, 2045	495,000	481,388
FRB Ser. 12-C6, Class XA, IO, 2.244s, 2045	12,292,621	1,003,078

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049	267,303	267,933
Ser. 07-HQ11, Class C, 5.558s, 2044	352,000	351,792
Ser. 07-HQ11, Class AJ, 5.508s, 2044	361,000	362,231

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E,
5.351s, 2049	526,000	549,509

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	551,188	552,566

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	437,738	109,435

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049	326,000	345,818
FRB Ser. 12-C4, Class XA, IO, 1.975s, 2045	8,889,662	810,035

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.9s, 2043	242,000	245,703
FRB Ser. 06-C29, IO, 0.527s, 2048	55,111,206	186,276
FRB Ser. 07-C34, IO, 0.459s, 2046	8,192,096	61,441

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042	1,371,671	480
FRB Ser. 06-C26, Class XC, IO, 0.178s, 2045	10,880,765	4,244

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16,
Class XA, IO, 1.633s, 2050	3,756,325	295,811

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.435s, 2046	676,000	651,176

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047	364,000	376,522
Ser. 13-C18, Class AS, 4.387s, 2046	725,000	789,315
Ser. 13-C12, Class AS, 3.56s, 2048	581,000	602,236
FRB Ser. 13-C14, Class XA, IO, 1.033s, 2046	8,039,087	380,329

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044	860,000	917,740
FRB Ser. 11-C2, Class D, 5.644s, 2044	1,456,000	1,569,626
FRB Ser. 11-C4, Class E, 5.433s, 2044	682,000	707,619
FRB Ser. 13-C17, Class D, 5.296s, 2046	371,000	362,612
FRB Ser. 13-UBS1, Class D, 4.785s, 2046	908,000	881,813
FRB Ser. 13-C15, Class D, 4.63s, 2046	612,000	570,610
FRB Ser. 12-C10, Class D, 4.605s, 2045	343,000	325,528
Ser. 14-C19, Class D, 4.234s, 2047	212,000	188,833
FRB Ser. 12-C9, Class XA, IO, 2.34s, 2045	7,254,851	708,001
FRB Ser. 12-C10, Class XA, IO, 1.917s, 2045	5,729,011	503,064
FRB Ser. 13-C12, Class XA, IO, 1.613s, 2048	3,453,710	249,137

		44,053,089

82 Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (3.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (0.7%)
BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.253s, 2046	$490,000	$378,711

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.35s, 2036	472,304	399,985

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.759s, 2035	1,621,621	1,397,052
FRB Ser. 05-27, Class 2A1, 1.549s, 2035	405,339	330,954
FRB Ser. 05-27, Class 1A1, 1.197s, 2035	433,018	349,402
FRB Ser. 06-OA7, Class 1A2, 1.139s, 2046	2,104,956	1,673,440
FRB Ser. 05-59, Class 1A1, 0.526s, 2035	311,922	249,422
FRB Ser. 06-OC2, Class 2A3, 0.484s, 2036	398,859	356,979
FRB Ser. 06-OA2, Class A5, 0.446s, 2046	1,093,740	836,711
FRB Ser. 06-OC8, Class 2A2A, 0.314s, 2036	478,341	460,704

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.449s, 2036	650,000	507,000

JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1,
Class MV6, 0.744s, 2036	851,000	617,197

Morgan Stanley Resecuritization Trust 144A
FRB Ser. 15-R7, Class 2B, 2.573s, 2035 F	990,000	499,950
Ser. 15-R4, Class CB1, 0.598s, 2047	160,000	128,000

Nomura Resecuritization Trust 144A
FRB Ser. 14-3R, Class 3A9, 0.719s, 2035	1,343,000	1,159,143
FRB Ser. 15-1R, Class 6A9, 0.426s, 2047	1,150,000	713,000
FRB Ser. 15-4R, Class 1A14, 0.404s, 2047	550,000	317,625

Structured Asset Securities Corp. Mortgage Loan Trust FRB
Ser. 05-WF3, Class M3, 0.774s, 2035	410,347	307,637

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.694s, 2045	273,690	240,847
FRB Ser. 05-AR13, Class A1C3, 0.684s, 2045	520,964	447,277
FRB Ser. 05-AR9, Class A1C3, 0.674s, 2045	879,702	809,326
FRB Ser. 05-AR11, Class A1B3, 0.594s, 2045	679,686	601,522
FRB Ser. 05-AR13, Class A1B3, 0.554s, 2045	481,933	432,535

		13,214,419

Total mortgage-backed securities (cost $61,885,751)		$63,072,189

ASSET-BACKED SECURITIES (1.7%)*	Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017	$2,771,000	$2,771,000
FRB Ser. 15-4, Class A, 1.233s, 2017	2,828,000	2,828,000
FRB Ser. 14-3, Class A, 1.056s, 2016	16,127,000	16,127,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A,
1.055s, 2016	10,170,000	10,170,000

Total asset-backed securities (cost $31,896,000)		$31,896,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.7%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033
(Argentina) (In default) †	$539,785	$535,736

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)	252,000	253,890

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)	2,949,000	3,034,521

Dynamic Asset Allocation Balanced Fund 83

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.7%)* cont.		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s,
2033 (Argentina)		$1,069,755	$919,989

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s,
2033 (Argentina) (In default) †		1,902,566	1,916,835

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s,
2021 (Brazil)		470,000	441,213

Brazil (Federal Republic of) unsec. notes 10s, 2021
(Brazil) (units)	BRL	5,212	1,102,221

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10 7/8s, 2021 (Argentina)		$580,000	562,600

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s,
2018 (Argentina)		1,000,000	970,000

Colombia (Republic of) sr. unsec. unsub. bonds 5s,
2045 (Colombia)		300,000	258,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)		200,000	210,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)		475,000	425,433

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s,
2023 (Indonesia)		360,000	327,600

Peru (Republic of) sr. unsec. unsub. bonds 4 1/8s, 2027 (Peru)		475,000	465,158

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)		200,000	183,000

Russia (Federation of) 144A sr. unsec. notes 4 1/2s,
2022 (Russia)		200,000	200,000

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024
(South Africa)		790,000	782,100

Total foreign government and agency bonds and notes (cost $13,481,958)			$12,588,296

SENIOR LOANS (0.2%)* [c]		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$372,779	$287,972

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11s, 2017		1,232,688	1,147,060

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B7, 11 1/2s, 2017		94,525	85,368

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021		350,563	305,866

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		298,477	294,995

Gates Global, LLC/Gates Global Co. bank term loan FRN
4 1/4s, 2021		163,958	155,248

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		159,182	103,004

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020		205,885	201,299

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.683s, 2017		722,336	278,099

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.683s, 2017		7,413	2,854

Total senior loans (cost $3,497,741)			$2,861,765

INVESTMENT COMPANIES (0.1%)*		Shares	Value

Hercules Technology Growth Capital, Inc.		12,683	$128,225

iShares Russell 2000 Value ETF		9,467	852,977

84 Dynamic Asset Allocation Balanced Fund

INVESTMENT COMPANIES (0.1%)* cont.	Shares	Value

Medley Capital Corp. S	27,360	$203,558

Solar Capital, Ltd.	10,696	169,211

Total investment companies (cost $1,544,302)		$1,353,971

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	277	$278,385

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	5,340	136,330

HSBC USA, Inc. $0.88 pfd.	22,450	482,226

M/I Homes, Inc. Ser. A, $2.438 pfd.	4,703	119,691

Total preferred stocks (cost $902,266)		$1,016,632

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R	$62,000	$70,796

Jazz Technologies, Inc. cv. company guaranty sr. unsec.
bonds 8s, 2018	87,000	126,204

Navistar International Corp. cv. sr. unsec. sub. bonds
4 1/2s, 2018	57,000	41,717

Total convertible bonds and notes (cost $188,110)		$238,717

WARRANTS (—%)* †	Expiration	Strike
	date	price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai
144A (China)	6/24/16	$0.00	30,200	$76,865

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	36,200	137,424

Total warrants (cost $251,840)				$214,289

CONVERTIBLE PREFERRED STOCKS (—%)*		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R		7,508	$166,349

Total convertible preferred stocks (cost $137,227)			$166,349

SHORT-TERM INVESTMENTS (24.6%)*	Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.24% [d]	Shares	19,979,586	$19,979,586

Putnam Money Market Liquidity Fund 0.11% L	Shares	139,211,020	139,211,020

Putnam Short Term Investment Fund 0.13% L	Shares	277,946,939	277,946,939

SSgA Prime Money Market Fund Class N 0.09% P	Shares	400,000	400,000

U.S. Treasury Bills 0.10%, February 18, 2016 # ∆ §		$1,998,000	1,997,829

U.S. Treasury Bills 0.16%, February 11, 2016 # ∆ §		1,194,000	1,193,889

U.S. Treasury Bills 0.09%, February 4, 2016 # ∆ §		1,644,000	1,643,891

U.S. Treasury Bills 0.13%, January 21, 2016 # §		132,000	131,995

U.S. Treasury Bills 0.10%, January 14, 2016 ∆ §		1,138,000	1,137,974

U.S. Treasury Bills 0.02%, October 22, 2015 # §		975,000	974,991

U.S. Treasury Bills 0.02%, October 15, 2015 # §		6,819,000	6,818,935

U.S. Treasury Bills 0.02%, October 8, 2015 # §		520,000	519,998

U.S. Treasury Bills 0.01%, October 1, 2015		2,395,000	2,395,000

Total short-term investments (cost $454,350,137)			$454,352,047

TOTAL INVESTMENTS

Total investments (cost $2,137,099,924)			$2,143,009,866

Dynamic Asset Allocation Balanced Fund 85

Key to holding’s currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2014 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $1,849,043,267.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $330,314, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

86 Dynamic Asset Allocation Balanced Fund

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $574,082,893 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $197,371,647)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$1,814,137	$1,827,481	$(13,344)

	Australian Dollar	Sell	10/21/15	1,814,137	1,850,132	35,995

	British Pound	Sell	12/16/15	113,119	114,504	1,385

	Canadian Dollar	Sell	10/21/15	635,229	647,672	12,443

	Euro	Sell	12/16/15	1,079,887	1,093,610	13,723

	Mexican Peso	Buy	10/21/15	1,641,486	1,760,879	(119,393)

	New Taiwan Dollar	Sell	11/18/15	1,857,705	1,865,199	7,494

	New Zealand Dollar	Buy	10/21/15	2,729,647	2,795,076	(65,429)

	New Zealand Dollar	Sell	10/21/15	2,729,647	2,822,856	93,209

	Norwegian Krone	Buy	12/16/15	150,717	155,698	(4,981)

	Swedish Krona	Sell	12/16/15	1,840,542	1,830,640	(9,902)

Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	681,187	771,245	(90,058)

	British Pound	Buy	12/16/15	1,401,429	1,418,481	(17,052)

	Canadian Dollar	Buy	10/21/15	4,551,047	4,633,821	(82,774)

	Canadian Dollar	Sell	10/21/15	4,551,047	4,612,094	61,047

	Euro	Sell	12/16/15	881,296	868,225	(13,071)

	Hong Kong Dollar	Sell	11/18/15	1,208,045	1,207,453	(592)

	Japanese Yen	Buy	11/18/15	766,361	699,140	67,221

	Mexican Peso	Buy	10/21/15	1,887,370	2,009,628	(122,258)

	New Zealand Dollar	Buy	10/21/15	2,239,540	2,238,247	1,293

	Norwegian Krone	Sell	12/16/15	1,515,164	1,563,733	48,569

Dynamic Asset Allocation Balanced Fund 87

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $197,371,647) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.
	Singapore Dollar	Sell	11/18/15	$1,045,464	$1,114,428	$68,964

	Swedish Krona	Sell	12/16/15	1,633,780	1,619,642	(14,138)

	Swiss Franc	Buy	12/16/15	4,342,530	4,350,676	(8,146)

Citibank, N.A.
	Australian Dollar	Buy	10/21/15	1,589,692	1,727,606	(137,914)

	Australian Dollar	Sell	10/21/15	1,589,692	1,587,618	(2,074)

	British Pound	Sell	12/16/15	90,586	91,682	1,096

	Canadian Dollar	Sell	10/21/15	1,587,846	1,627,024	39,178

	Chilean Peso	Buy	10/21/15	50,240	54,074	(3,834)

	Chilean Peso	Sell	10/21/15	50,240	49,561	(679)

	Danish Krone	Sell	12/16/15	1,184,428	1,178,512	(5,916)

	Euro	Sell	12/16/15	527,860	534,408	6,548

	Japanese Yen	Sell	11/18/15	1,262,030	1,220,711	(41,319)

	Mexican Peso	Buy	10/21/15	1,881,564	2,019,608	(138,044)

	New Zealand Dollar	Buy	10/21/15	507,089	531,577	(24,488)

	New Zealand Dollar	Sell	10/21/15	507,089	505,443	(1,646)

	Norwegian Krone	Buy	12/16/15	1,281,180	1,324,672	(43,492)

	Swedish Krona	Sell	12/16/15	1,893,026	1,884,688	(8,338)

Credit Suisse International
	Australian Dollar	Buy	10/21/15	2,488,031	2,836,385	(348,354)

	British Pound	Buy	12/16/15	3,983,193	4,031,510	(48,317)

	Canadian Dollar	Sell	10/21/15	419,964	347,872	(72,092)

	Euro	Sell	12/16/15	2,212,805	2,240,452	27,647

	Japanese Yen	Buy	11/18/15	2,313,387	2,268,055	45,332

	New Zealand Dollar	Sell	10/21/15	569,716	666,038	96,322

	Norwegian Krone	Sell	12/16/15	2,334,841	2,412,989	78,148

	Singapore Dollar	Buy	11/18/15	119,624	88,360	31,264

	Swedish Krona	Buy	12/16/15	3,092,123	3,077,927	14,196

	Swiss Franc	Sell	12/16/15	1,415,615	1,417,840	2,225

Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	898,970	948,013	(49,043)

	Australian Dollar	Sell	10/21/15	898,970	967,266	68,296

	British Pound	Buy	12/16/15	13,308	13,469	(161)

	Canadian Dollar	Buy	10/21/15	605,857	602,901	2,956

	Canadian Dollar	Sell	10/21/15	605,857	643,194	37,337

	Euro	Sell	12/16/15	907,700	918,984	11,284

	New Zealand Dollar	Buy	10/21/15	772,284	769,760	2,524

	New Zealand Dollar	Sell	10/21/15	772,284	809,566	37,282

	Norwegian Krone	Sell	12/16/15	1,232,959	1,274,520	41,561

	Polish Zloty	Sell	12/16/15	1,637,693	1,639,865	2,172

	Swedish Krona	Sell	12/16/15	1,309,952	1,304,616	(5,336)

88 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $197,371,647) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International
	Australian Dollar	Buy	10/21/15	$3,391,348	$3,577,811	$(186,463)

	Australian Dollar	Sell	10/21/15	3,391,348	3,456,490	65,142

	British Pound	Buy	12/16/15	838,105	848,300	(10,195)

	Canadian Dollar	Buy	10/21/15	1,247,080	1,257,082	(10,002)

	Canadian Dollar	Sell	10/21/15	1,247,080	1,324,052	76,972

	Euro	Sell	12/16/15	1,130,793	1,144,961	14,168

	Japanese Yen	Buy	11/18/15	1,813,875	1,699,633	114,242

	New Zealand Dollar	Buy	10/21/15	1,037,862	1,034,435	3,427

	New Zealand Dollar	Sell	10/21/15	1,037,862	1,088,114	50,252

	Norwegian Krone	Sell	12/16/15	933,132	964,524	31,392

	Swedish Krona	Buy	12/16/15	931,354	920,506	10,848

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	383,961	417,036	(33,075)

	Australian Dollar	Sell	10/21/15	383,961	383,502	(459)

	British Pound	Buy	12/16/15	558,939	565,718	(6,779)

	Canadian Dollar	Sell	10/21/15	784,633	922,755	138,122

	Euro	Sell	12/16/15	130,007	131,623	1,616

	Japanese Yen	Sell	11/18/15	4,358,215	4,216,258	(141,957)

	New Zealand Dollar	Buy	10/21/15	132,087	131,636	451

	New Zealand Dollar	Sell	10/21/15	132,087	138,493	6,406

	Swedish Krona	Sell	12/16/15	811,846	808,584	(3,262)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	2,692,703	2,784,453	(91,750)

	Australian Dollar	Sell	10/21/15	2,692,703	2,808,062	115,359

	British Pound	Buy	12/16/15	858,370	868,967	(10,597)

	Canadian Dollar	Sell	10/21/15	827,416	785,889	(41,527)

	Euro	Sell	12/16/15	4,138,856	4,172,912	34,056

	Japanese Yen	Buy	11/18/15	1,991,796	1,915,635	76,161

	Japanese Yen	Sell	11/18/15	1,922,393	1,964,245	41,852

	Mexican Peso	Buy	10/21/15	1,845,240	1,979,766	(134,526)

	Mexican Peso	Sell	10/21/15	1,831,018	1,840,386	9,368

	New Taiwan Dollar	Sell	11/18/15	1,781,313	1,844,099	62,786

	New Zealand Dollar	Buy	10/21/15	233,849	187,955	45,894

	Norwegian Krone	Sell	12/16/15	1,696,656	1,762,613	65,957

	Singapore Dollar	Sell	11/18/15	66,723	103,435	36,712

	South Korean Won	Sell	11/18/15	39,363	32,659	(6,704)

	Swedish Krona	Buy	12/16/15	438,430	436,546	1,884

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	3,515,526	3,606,404	(90,878)

	Australian Dollar	Sell	10/21/15	3,515,526	3,662,824	147,298

	British Pound	Buy	12/16/15	1,265,929	1,268,625	(2,696)

	Canadian Dollar	Sell	10/21/15	536,325	595,753	59,428

	Euro	Sell	12/16/15	621,617	615,584	(6,033)

Dynamic Asset Allocation Balanced Fund 89

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $197,371,647) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.
	Japanese Yen	Sell	11/18/15	$2,656,590	$2,680,503	$23,913

	New Zealand Dollar	Buy	10/21/15	848,446	839,344	9,102

	Norwegian Krone	Sell	12/16/15	131,253	135,288	4,035

	Singapore Dollar	Sell	11/18/15	10,173	36,091	25,918

	South Korean Won	Sell	11/18/15	59,485	73,679	14,194

	Swedish Krona	Sell	12/16/15	3,357,340	3,319,696	(37,644)

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	2,210,508	2,360,778	(150,270)

	Brazilian Real	Buy	10/2/15	1,674,436	2,033,070	(358,634)

	Brazilian Real	Sell	10/2/15	1,674,436	1,866,316	191,880

	British Pound	Sell	12/16/15	173,761	175,866	2,105

	Canadian Dollar	Sell	10/21/15	2,309,990	2,452,743	142,753

	Chilean Peso	Buy	10/21/15	1,731,028	1,859,080	(128,052)

	Chilean Peso	Sell	10/21/15	1,731,028	1,844,362	113,334

	Euro	Buy	12/16/15	4,304,778	4,358,407	(53,629)

	Hungarian Forint	Buy	12/16/15	1,660,309	1,652,030	8,279

	Japanese Yen	Sell	11/18/15	1,672,459	1,579,662	(92,797)

	New Zealand Dollar	Buy	10/21/15	1,433,038	1,428,707	4,331

	New Zealand Dollar	Sell	10/21/15	1,433,038	1,502,468	69,430

	Norwegian Krone	Sell	12/16/15	699,371	722,973	23,602

	Singapore Dollar	Buy	11/18/15	313,478	263,386	50,092

	Swedish Krona	Sell	12/16/15	753,821	750,764	(3,057)

UBS AG
	Australian Dollar	Buy	10/21/15	1,327,595	1,276,697	50,898

	British Pound	Buy	12/16/15	348,278	352,491	(4,213)

	Canadian Dollar	Sell	10/21/15	641,372	724,323	82,951

	Chilean Peso	Buy	10/21/15	1,884	2,030	(146)

	Chilean Peso	Sell	10/21/15	1,884	1,859	(25)

	Euro	Buy	12/16/15	6,882,207	6,968,685	(86,478)

	Israeli Shekel	Buy	10/21/15	1,173	1,169	4

	Israeli Shekel	Sell	10/21/15	1,173	1,220	47

	Japanese Yen	Sell	11/18/15	631,577	610,759	(20,818)

	New Zealand Dollar	Buy	10/21/15	915,160	906,054	9,106

	New Zealand Dollar	Sell	10/21/15	915,160	933,786	18,626

	Swedish Krona	Sell	12/16/15	943,622	939,052	(4,570)

WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	42,281	45,944	(3,663)

	Australian Dollar	Sell	10/21/15	42,281	42,225	(56)

	Canadian Dollar	Sell	10/21/15	214,290	314,892	100,602

	Euro	Sell	12/16/15	1,826,141	1,848,850	22,709

	Japanese Yen	Buy	11/18/15	1,082,494	985,563	96,931

90 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $197,371,647) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

WestPac Banking Corp. cont.
	New Zealand Dollar	Buy	10/21/15	$1,749,944	$1,834,920	$(84,976)

	New Zealand Dollar	Sell	10/21/15	1,749,944	1,760,656	10,712

	South Korean Won	Sell	11/18/15	135,947	129,608	(6,339)

Total						$(62,397)

FUTURES CONTRACTS OUTSTANDING at 9/30/15
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	374	$12,917,519	Dec-15	$(321,266)

MSCI EAFE Index Mini (Short)	170	14,020,750	Dec-15	520,931

Russell 2000 Index Mini (Short)	67	7,342,530	Dec-15	305,721

S&P 500 Index (Long)	36	17,178,300	Dec-15	(280,635)

S&P 500 Index E-Mini (Long)	668	63,750,580	Dec-15	(248,357)

S&P 500 Index E-Mini (Short)	134	12,788,290	Dec-15	162,597

S&P Mid Cap 400 Index
E-Mini (Long)	79	10,766,910	Dec-15	(293,566)

U.S. Treasury Bond 30 yr (Long)	94	14,790,313	Dec-15	210,762

U.S. Treasury Bond 30 yr (Short)	15	2,360,156	Dec-15	(32,144)

U.S. Treasury Bond Ultra
30 yr (Long)	157	25,183,781	Dec-15	169,100

U.S. Treasury Bond Ultra
30 yr (Short)	7	1,122,844	Dec-15	(9,539)

U.S. Treasury Note 2 yr (Long)	412	90,240,875	Dec-15	142,312

U.S. Treasury Note 2 yr (Short)	164	35,921,125	Dec-15	(56,780)

U.S. Treasury Note 5 yr (Long)	686	82,673,719	Dec-15	617,401

U.S. Treasury Note 5 yr (Short)	58	6,989,906	Dec-15	(52,552)

U.S. Treasury Note 10 yr (Long)	262	33,728,406	Dec-15	432,127

U.S. Treasury Note 10 yr (Short)	870	111,998,906	Dec-15	(955,814)

Total				$310,298

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $100,775,742)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s,
September 1, 2045	$6,000,000	9/14/15	$6,792,187

Federal National Mortgage Association, 4s,
October 1, 2045	54,000,000	10/14/15	57,594,375

Federal National Mortgage Association, 3 1/2s,
October 1, 2045	1,000,000	10/14/15	1,042,969

Federal National Mortgage Association, 3s,
October 1, 2045	35,000,000	10/14/15	35,464,842

Total			$100,894,373

Dynamic Asset Allocation Balanced Fund 91

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$60,200,000 E	$(302,210)	12/16/17	3 month USD-	1.25%	$159,765
			LIBOR-BBA

92,405,000 E	459,916	12/16/17	1.25%	3 month USD-	(249,200)
				LIBOR-BBA

12,200,000 E	(74,275)	12/16/25	3 month USD-	2.35%	247,134
			LIBOR-BBA

29,035,000 E	175,923	12/16/25	2.35%	3 month USD-	(589,004)
				LIBOR-BBA

43,700,000 E	(25,813)	12/16/20	3 month USD-	1.70%	441,078
			LIBOR-BBA

36,507,000 E	52,630	12/16/20	1.70%	3 month USD-	(337,410)
				LIBOR-BBA

4,731,000 E	15,447	12/16/45	3 month USD-	2.70%	167,198
			LIBOR-BBA

1,432,000	(18)	9/29/25	2.162%	3 month USD-	(20,324)
				LIBOR-BBA

728,000	(9)	9/30/25	2.07%	3 month USD-	(4,048)
				LIBOR-BBA

Total	$301,591				$(184,811)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$70,420	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(612)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,546,936	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(14,174)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

194,659	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,784)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,034	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(45)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

23,278	—	1/12/41	5.00% (1 month	Synthetic MBX Index	40
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

52,540	—	1/12/40	5.00% (1 month	Synthetic MBX Index	75
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

399,339	—	1/12/40	4.50% (1 month	Synthetic MBX Index	651
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

92 Dynamic Asset Allocation Balanced Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$875,603	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$1,520
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

526,426	—	1/12/41	5.00% (1 month	Synthetic MBX Index	914
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

88,454	—	1/12/40	5.00% (1 month	Synthetic MBX Index	126
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

287,088	—	1/12/40	5.00% (1 month	Synthetic MBX Index	409
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

208,166	—	1/12/40	5.00% (1 month	Synthetic MBX Index	296
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

348,795	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(825)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

57,241	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(219)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

51,057	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(70)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

25,498	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(35)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

25,498	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(35)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

51,182	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(70)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

132,974	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(183)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

51,182	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(70)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

51,213	—	1/12/41	5.00% (1 month	Synthetic MBX Index	89
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

55,843	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(132)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

102,177	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(140)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

Dynamic Asset Allocation Balanced Fund 93

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$223,806	$—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	$2,877
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	40,571	—	1/12/41	5.00% (1 month	Synthetic MBX Index	70
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	135,179	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(320)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	457,044	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(3,237)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Citibank, N.A.
	404,713	—	1/12/41	5.00% (1 month	Synthetic MBX Index	703
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	395,734	—	1/12/41	5.00% (1 month	Synthetic MBX Index	687
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	596	—	12/17/15	(3 month USD-	A basket	(2,838,852)
				LIBOR-BBA plus	(CGPUTQL2) of
				0.42%)	common stocks

units	12,920	—	12/17/15	3 month USD-	Russell 1000 Total	2,937,985
				LIBOR-BBA plus	Return Index
				0.15%

units	802	—	12/17/15	3 month USD-	Russell 1000 Total	182,373
				LIBOR-BBA plus	Return Index
				0.15%

Credit Suisse International
	$2,275,718	—	1/12/41	4.50% (1 month	Synthetic MBX Index	4,066
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

	746,194	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,837)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Goldman Sachs International
	120,706	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(1,092)
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	18,935	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(140)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	174,930	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,521)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	174,930	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,521)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

94 Dynamic Asset Allocation Balanced Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,924,489	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(17,633)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

839,131	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(7,425)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

30,232	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(72)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

36,266	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(86)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

56,330	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(516)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

669,154	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,581)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Total	$—				$233,654

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA	BBB–/P	$1,504	$22,000	5/11/63	300 bp	$936
BBB– Index

CMBX NA	BBB–/P	2,953	49,000	5/11/63	300 bp	1,689
BBB– Index

CMBX NA	BBB–/P	6,050	98,000	5/11/63	300 bp	3,522
BBB– Index

CMBX NA	BBB–/P	5,757	101,000	5/11/63	300 bp	3,151
BBB– Index

Barclays Bank PLC
CMBX NA	BBB–/P	8,647	78,000	5/11/63	300 bp	6,635
BBB– Index

Credit Suisse International
CMBX NA BB Index	—	(23,899)	1,354,000	5/11/63	(500 bp)	22,905

CMBX NA	BBB–/P	14,186	980,000	5/11/63	300 bp	(11,098)
BBB– Index

CMBX NA	BBB–/P	13,365	1,220,000	5/11/63	300 bp	(18,111)
BBB– Index

CMBX NA	BBB–/P	17,691	1,347,000	5/11/63	300 bp	(17,062)
BBB– Index

Dynamic Asset Allocation Balanced Fund 95

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$22,636	$636,000	1/17/47	300 bp	$(12,852)
BBB– Index

CMBX NA	BBB–/P	25,039	730,000	1/17/47	300 bp	(15,695)
BBB– Index

Goldman Sachs International
CMBX NA	BBB–/P	(657)	95,000	5/11/63	300 bp	(3,108)
BBB– Index

CMBX NA	BBB–/P	75	21,000	1/17/47	300 bp	(1,097)
BBB– Index

CMBX NA	BBB–/P	75	21,000	1/17/47	300 bp	(1,097)
BBB– Index

CMBX NA	BBB–/P	126	32,000	1/17/47	300 bp	(1,660)
BBB– Index

CMBX NA	BBB–/P	171	40,000	1/17/47	300 bp	(2,061)
BBB– Index

CMBX NA	BBB–/P	143	40,000	1/17/47	300 bp	(2,089)
BBB– Index

CMBX NA	BBB–/P	143	40,000	1/17/47	300 bp	(2,089)
BBB– Index

CMBX NA BB Index	—	(1,839)	215,000	5/11/63	(500 bp)	5,593

CMBX NA BB Index	—	(1,113)	105,000	5/11/63	(500 bp)	2,516

CMBX NA BB Index	—	909	54,000	5/11/63	(500 bp)	2,776

CMBX NA BB Index	—	492	48,000	5/11/63	(500 bp)	2,151

CMBX NA BB Index	—	58	48,000	5/11/63	(500 bp)	1,717

CMBX NA BB Index	—	995	44,000	5/11/63	(500 bp)	2,516

CMBX NA BB Index	—	(365)	38,000	5/11/63	(500 bp)	949

CMBX NA BB Index	—	(84)	42,000	1/17/47	(500 bp)	2,132

CMBX NA	—	(817)	90,000	5/11/63	(300 bp)	1,505
BBB– Index

CMBX NA	BBB–/P	(233)	29,000	5/11/63	300 bp	(981)
BBB– Index

CMBX NA	BBB–/P	(491)	45,000	5/11/63	300 bp	(1,652)
BBB– Index

CMBX NA	BBB–/P	447	75,000	5/11/63	300 bp	(1,488)
BBB– Index

CMBX NA	BBB–/P	971	85,000	5/11/63	300 bp	(1,222)
BBB– Index

CMBX NA	BBB–/P	(842)	90,000	5/11/63	300 bp	(3,164)
BBB– Index

CMBX NA	BBB–/P	(903)	90,000	5/11/63	300 bp	(3,225)
BBB– Index

CMBX NA	BBB–/P	(903)	90,000	5/11/63	300 bp	(3,225)
BBB– Index

CMBX NA	BBB–/P	(361)	90,000	5/11/63	300 bp	(2,683)
BBB– Index

96 Dynamic Asset Allocation Balanced Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA	BBB–/P	$(1,633)	$98,000	5/11/63	300 bp	$(4,161)
BBB– Index

CMBX NA	BBB–/P	1,286	61,000	1/17/47	300 bp	(2,118)
BBB– Index

CMBX NA	BBB–/P	2,727	90,000	1/17/47	300 bp	(2,295)
BBB– Index

CMBX NA	BBB–/P	2,874	96,000	1/17/47	300 bp	(2,483)
BBB– Index

JPMorgan Securities LLC
CMBX NA	—	(2,879)	120,000	5/11/63	(300 bp)	247
BBB– Index

CMBX NA	—	(1,546)	60,000	5/11/63	(300 bp)	17
BBB– Index

CMBX NA	BBB–/P	3,320	60,000	1/17/47	300 bp	(43)
BBB– Index

CMBX NA	BBB–/P	6,330	120,000	1/17/47	300 bp	(397)
BBB– Index

Total		$100,405				$(56,199)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15
		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY	B+/P	$47,005	$61,654,000	12/20/20	500 bp	$69,440
Series 25 Index

NA IG	BBB+/P	(272,425)	73,500,000	12/20/20	100 bp	(25,865)
Series 25 Index

Total		$(225,420)				$43,575

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.”

Dynamic Asset Allocation Balanced Fund 97

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$23,280,555	$12,558,838	$—

Capital goods	58,339,279	7,254,474	—

Communication services	23,955,171	11,528,984	—

Conglomerates	306,244	1,727,629	—

Consumer cyclicals	120,747,901	27,927,427	—

Consumer staples	67,795,855	17,757,262	123,614

Energy	53,408,842	11,517,779	998

Financials	145,972,368	44,194,627	165,707

Health care	120,911,268	20,467,105	—

Miscellaneous	—	131,442	—

Technology	154,516,998	8,092,396	—

Transportation	23,419,909	8,452,744	—

Utilities and power	24,922,189	7,629,928	—

Total common stocks	817,576,579	179,240,635	290,319

Asset-backed securities	—	—	31,896,000

Convertible bonds and notes	—	238,717	—

Convertible preferred stocks	—	166,349	—

Corporate bonds and notes	—	288,828,520	627,006

Foreign government and agency bonds and notes	—	12,588,296	—

Investment companies	1,353,971	—	—

Mortgage-backed securities	—	59,705,721	3,366,468

Preferred stocks	618,556	398,076	—

Senior loans	—	2,861,765	—

U.S. government and agency mortgage obligations	—	288,686,552	—

Warrants	—	214,289	—

Short-term investments	417,557,959	36,794,088	—

Totals by level	$1,237,107,065	$869,723,008	$36,179,793

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(62,397)	$—

Futures contracts	310,298	—	—

TBA sale commitments	—	(100,894,373)	—

Interest rate swap contracts	—	(486,402)	—

Total return swap contracts	—	233,654	—

Credit default contracts	—	112,391	—

Totals by level	$310,298	$(101,097,127)	$—

98 Dynamic Asset Allocation Balanced Fund

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change
				in net
				unrealized			Total	Total
	Balance	Accrued		appreciation/			transfers	transfers	Balance
Investments	as of	discounts/	Realized	(deprecia-			into	out of	as of
in securities:	9/30/14	premiums	gain/(loss)	tion)#	Purchases	Sales	Level 3†	Level 3†	9/30/15

Common stocks*:

Basic
materials	$45,603	$—	$—	$(45,603)	$—	$—	$—	$—	$—

Consumer
staples	63,028	—	(28,680)	13,887	145,177	(69,798)	—	—	123,614

Energy	998	—	—	—	—	—	—	—	998

Financials	142,223	—	—	23,484	—	—	—	—	165,707

Total common
stocks	$251,852	$—	$(28,680)	$(8,232)	$145,177	$(69,798)	$—	$—	$290,319

Asset-backed
securities	$—	$—	$—	$—	$5,599,000	$—	$26,297,000	$—	$31,896,000

Corporate bonds
and notes	5	(32,076)	—	35,077	624,000	—	—	—	627,006

Mortgage-
backed securities	—	(622)	—	(16,687)	2,864,721	—	519,056	—	3,366,468

Totals:	$251,857	$(32,698)	$(28,680)	$10,158	$9,232,898	$(69,798)	$26,816,056	$—	$36,179,793

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.

# Includes $20,311 related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Level 3 securities which are fair valued by Putnam, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 99

Statement of assets and liabilities 9/30/15

ASSETS

Investment in securities, at value, including $19,452,884 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,699,962,379)	$1,705,872,321
Affiliated issuers (identified cost $437,137,545) (Notes 1 and 5)	437,137,545

Foreign currency (cost $1,467,105) (Note 1)	1,464,843

Dividends, interest and other receivables	7,106,791

Receivable for shares of the fund sold	22,570,260

Receivable for investments sold	5,571,665

Receivable for sales of delayed delivery securities (Note 1)	49,200,097

Receivable for variation margin (Note 1)	3,971,930

Unrealized appreciation on forward currency contracts (Note 1)	3,242,058

Unrealized appreciation on OTC swap contracts (Note 1)	3,193,838

Premium paid on OTC swap contracts (Note 1)	38,565

Prepaid assets	47,382

Total assets	2,239,417,295

LIABILITIES

Payable to custodian	199,648

Payable for investments purchased	8,580,397

Payable for purchases of delayed delivery securities (Note 1)	239,509,409

Payable for shares of the fund repurchased	8,767,732

Payable for compensation of Manager (Note 2)	793,142

Payable for custodian fees (Note 2)	77,721

Payable for investor servicing fees (Note 2)	488,591

Payable for Trustee compensation and expenses (Note 2)	365,555

Payable for administrative services (Note 2)	6,016

Payable for distribution fees (Note 2)	1,052,322

Payable for variation margin (Note 1)	2,437,475

Unrealized depreciation on OTC swap contracts (Note 1)	3,016,383

Premium received on OTC swap contracts (Note 1)	138,970

Unrealized depreciation on forward currency contracts (Note 1)	3,304,455

TBA sale commitments, at value (proceeds receivable $100,775,742) (Note 1)	100,894,373

Collateral on securities loaned, at value (Note 1)	19,979,586

Collateral on certain derivative contracts, at value (Note 1)	400,000

Other accrued expenses	362,253

Total liabilities	390,374,028

Net assets	$1,849,043,267

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,728,535,112

Undistributed net investment income (Note 1)	18,678,986

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	95,766,015

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	6,063,154

Total — Representing net assets applicable to capital shares outstanding	$1,849,043,267

(Continued on next page)

100 Dynamic Asset Allocation Balanced Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,205,509,824 divided by 86,728,039 shares)	$13.90

Offering price per class A share (100/94.25 of $13.90)*	$14.75

Net asset value and offering price per class B share ($72,356,189 divided by 5,225,386 shares)**	$13.85

Net asset value and offering price per class C share ($208,644,458 divided by 15,366,156 shares)**	$13.58

Net asset value and redemption price per class M share ($29,153,049 divided by 2,101,796 shares)	$13.87

Offering price per class M share (100/96.50 of $13.87)*	$14.37

Net asset value, offering price and redemption price per class R share
($12,030,779 divided by 871,056 shares)	$13.81

Net asset value, offering price and redemption price per class R5 share
($255,539 divided by 18,348 shares)	$13.93

Net asset value, offering price and redemption price per class R6 share
($60,489,094 divided by 4,343,562 shares)	$13.93

Net asset value, offering price and redemption price per class Y share
($260,604,335 divided by 18,719,794 shares)	$13.92

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 101

Statement of operations Year ended 9/30/15

INVESTMENT INCOME

Dividends (net of foreign tax of $440,534)	$19,878,202

Interest (including interest income of $384,591 from investments in affiliated issuers) (Note 5)	17,461,101

Securities lending (Note 1)	139,214

Total investment income	37,478,517

EXPENSES

Compensation of Manager (Note 2)	9,004,124

Investor servicing fees (Note 2)	2,639,078

Custodian fees (Note 2)	225,450

Trustee compensation and expenses (Note 2)	68,497

Distribution fees (Note 2)	5,863,823

Administrative services (Note 2)	43,731

Other	686,578

Total expenses	18,531,281

Expense reduction (Note 2)	(32,082)

Net expenses	18,499,199

Net investment income	18,979,318

Net realized gain on investments (Notes 1 and 3)	87,054,681

Net realized loss on swap contracts (Note 1)	(696,112)

Net realized gain on futures contracts (Note 1)	15,137,358

Net realized gain on foreign currency transactions (Note 1)	13,598,041

Net realized gain on written options (Notes 1 and 3)	75,471

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(4,718,299)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	(135,009,817)

Net loss on investments	(24,558,677)

Net decrease in net assets resulting from operations	$(5,579,359)

The accompanying notes are an integral part of these financial statements.

102 Dynamic Asset Allocation Balanced Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/15	Year ended 9/30/14

Operations:
Net investment income	$18,979,318	$20,957,847

Net realized gain on investments
and foreign currency transactions	115,169,439	158,502,367

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(139,728,116)	(9,817,471)

Net increase (decrease) in net assets resulting
from operations	(5,579,359)	169,642,743

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(17,455,290)	(15,016,530)

Class B	(519,748)	(522,597)

Class C	(1,437,154)	(949,557)

Class M	(284,336)	(257,211)

Class R	(179,517)	(160,131)

Class R5	(2,567)	(1,592)

Class R6	(719,018)	(252,372)

Class Y	(3,424,008)	(2,026,529)

From net realized long-term gain on investments
Class A	(53,998,307)	—

Class B	(3,687,470)	—

Class C	(7,200,284)	—

Class M	(1,376,835)	—

Class R	(730,289)	—

Class R5	(3,857)	—

Class R6	(1,301,731)	—

Class Y	(6,926,740)	—

Increase from capital share transactions (Note 4)	426,883,838	45,401,585

Total increase in net assets	322,057,328	195,857,809

NET ASSETS

Beginning of year	1,526,985,939	1,331,128,130

End of year (including undistributed net investment income
of $18,678,986 and $9,657,851, respectively)	$1,849,043,267	$1,526,985,939

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 103

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	reimbursements	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
September 30, 2015	$14.69	.17	(.05)	.12	(.21)	(.70)	(.91)	—	$13.90	.65	$1,205,510.98		1.18	343 [d]
September 30, 2014	13.19	.22	1.48	1.70	(.20)	—	(.20)	—	14.69	12.94	1,114,099.99		1.55	351 [d]
September 30, 2013	11.89	.21	1.28	1.49	(.19)	—	(.19)	—	13.19	12.62	969,273	1.02	1.71	190 [e]
September 30, 2012	9.99	.20	1.89	2.09	(.19)	—	(.19)	—	11.89	21.06	899,121	1.06	1.76	182 [e]
September 30, 2011	10.47	.21	(.28)	(.07)	(.41)	—	(.41)	— [f]	9.99	(.92)	843,218	1.06	1.91	158 [e]

Class B
September 30, 2015	$14.63	.06	(.04)	.02	(.10)	(.70)	(.80)	—	$13.85	(.05)	$72,356	1.73	.42	343 [d]
September 30, 2014	13.15	.11	1.46	1.57	(.09)	—	(.09)	—	14.63	11.97	78,865	1.74	.80	351 [d]
September 30, 2013	11.84	.12	1.29	1.41	(.10)	—	(.10)	—	13.15	11.90	81,247	1.77	.96	190 [e]
September 30, 2012	9.95	.11	1.89	2.00	(.11)	—	(.11)	—	11.84	20.13	85,833	1.81	1.02	182 [e]
September 30, 2011	10.43	.13	(.29)	(.16)	(.32)	—	(.32)	— [f]	9.95	(1.71)	88,888	1.81	1.15	158 [e]

Class C
September 30, 2015	$14.38	.06	(.05)	.01	(.11)	(.70)	(.81)	—	$13.58	(.09)	$208,644	1.73	.43	343 d
September 30, 2014	12.92	.11	1.45	1.56	(.10)	—	(.10)	—	14.38	12.09	142,816	1.74	.80	351 d
September 30, 2013	11.65	.12	1.25	1.37	(.10)	—	(.10)	—	12.92	11.81	114,907	1.77	.96	190 e
September 30, 2012	9.80	.11	1.85	1.96	(.11)	—	(.11)	—	11.65	20.07	98,192	1.81	1.01	182 e
September 30, 2011	10.28	.13	(.28)	(.15)	(.33)	—	(.33)	— [f]	9.80	(1.68)	91,254	1.81	1.16	158 e

Class M
September 30, 2015	$14.66	.10	(.05)	.05	(.14)	(.70)	(.84)	—	$13.87	.15	$29,153	1.48	.68	343 [d]
September 30, 2014	13.17	.15	1.47	1.62	(.13)	—	(.13)	—	14.66	12.33	28,808	1.49	1.05	351 [d]
September 30, 2013	11.87	.15	1.28	1.43	(.13)	—	(.13)	—	13.17	12.10	26,680	1.52	1.20	190 [e]
September 30, 2012	9.98	.14	1.89	2.03	(.14)	—	(.14)	—	11.87	20.40	21,876	1.56	1.27	182 [e]
September 30, 2011	10.46	.15	(.28)	(.13)	(.35)	—	(.35)	— [f]	9.98	(1.44)	19,151	1.56	1.41	158 [e]

Class R
September 30, 2015	$14.59	.14	(.06)	.08	(.16)	(.70)	(.86)	—	$13.81	.39	$12,031	1.23	.92	343 [d]
September 30, 2014	13.11	.18	1.47	1.65	(.17)	—	(.17)	—	14.59	12.59	14,744	1.24	1.30	351 [d]
September 30, 2013	11.81	.18	1.28	1.46	(.16)	—	(.16)	—	13.11	12.42	12,512	1.27	1.46	190 [e]
September 30, 2012	9.93	.17	1.88	2.05	(.17)	—	(.17)	—	11.81	20.70	11,821	1.31	1.52	182 [e]
September 30, 2011	10.41	.18	(.28)	(.10)	(.38)	—	(.38)	— [f]	9.93	(1.18)	10,066	1.31	1.66	158 [e]

Class R5
September 30, 2015	$14.71	.22	(.05)	.17	(.25)	(.70)	(.95)	—	$13.93	.97	$256.73		1.46	343 [d]
September 30, 2014	13.21	.28	1.45	1.73	(.23)	—	(.23)	—	14.71	13.12	36.74		1.95	351 [d]
September 30, 2013	11.90	.25	1.29	1.54	(.23)	—	(.23)	—	13.21	12.99	12.75		1.98	190 [e]
September 30, 2012†	11.34	.06	.55	.61	(.05)	—	(.05)	—	11.90	5.41*	11	.19*	.47*	182 [e]

Class R6
September 30, 2015	$14.71	.23	(.04)	.19	(.27)	(.70)	(.97)	—	$13.93	1.08	$60,489.63		1.55	343 [d]
September 30, 2014	13.21	.27	1.48	1.75	(.25)	—	(.25)	—	14.71	13.30	16,200.64		1.91	351 [d]
September 30, 2013	11.90	.25	1.30	1.55	(.24)	—	(.24)	—	13.21	13.11	10,947.65		1.94	190 [e]
September 30, 2012†	11.34	.06	.56	.62	(.06)	—	(.06)	—	11.90	5.44*	11	.16*	.49*	182 [e]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

104 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 105

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	reimbursements	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class Y
September 30, 2015	$14.71	.21	(.05)	.16	(.25)	(.70)	(.95)	—	$13.92	.90	$260,604.73		1.43	343 [d]
September 30, 2014	13.21	.26	1.48	1.74	(.24)	—	(.24)	—	14.71	13.20	131,417.74		1.79	351 [d]
September 30, 2013	11.90	.25	1.28	1.53	(.22)	—	(.22)	—	13.21	12.96	115,550.77		1.98	190 [e]
September 30, 2012	10.00	.23	1.89	2.12	(.22)	—	(.22)	—	11.90	21.34	193,491.81		2.01	182 [e]
September 30, 2011	10.49	.24	(.29)	(.05)	(.44)	—	(.44)	— [f]	10.00	(.76)	171,176.81		2.16	158 [e]

* Not annualized.

† For the period July 3, 2012 (commencement of operations) to September 30, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	404%

September 30, 2012	461

September 30, 2011	437

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

The accompanying notes are an integral part of these financial statements.

106 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 107

Notes to financial statements 9/30/15

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2014 through September 30, 2015.

Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Effective November 1, 2015, class M shares will no longer pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to

108 Dynamic Asset Allocation Balanced Fund

Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

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All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange

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traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or

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loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other

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liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $446,392 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $773,985 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $695,876 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $19,979,586 and the value of securities loaned amounted to $19,452,884.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

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Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Prior to September 24, 2015, the fund participated in a $392.5 million unsecured committed line of credit provided by State Street and a substantially similar unsecured uncommitted line of credit. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR (the Federal Funds rate prior to September 24, 2015) plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% (0.11% Prior to September 24, 2015) per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $14,063,455 to increase undistributed net investment income, $62,781 to increase paid-in-capital and $14,126,236 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$106,370,253
Unrealized depreciation	(106,711,031)

Net unrealized depreciation	(340,778)
Undistributed ordinary income	19,139,199
Undistributed long-term gain	84,868,234
Undistributed short-term gain	17,513,922
Cost for federal income tax purposes	$2,143,207,799

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

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Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,

0.630%	of the next $5 billion,	0.460%	of the next $50 billion,

0.580%	of the next $10 billion,	0.450%	of the next $100 billion and

0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

Putnam Management has contractually agreed, through January 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) for the portion of the fund’s fiscal year beginning after January 1, 2015, a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,857,592	Class R5	227

Class B	119,811	Class R6	17,930

Class C	270,401	Class Y	300,007

Class M	46,551	Total	$2,639,078

Class R	26,559

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s

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expenses were reduced by $4,687 under the expense offset arrangements and by $27,395 under the brokerage/ service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,047, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$3,018,132	Class M	227,039

Class B	779,735	Class R	86,280

Class C	1,752,637	Total	$5,863,823

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $442,582 and $9,405 from the sale of class A and class M shares, respectively, and received $35,912 and $6,909 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $191 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$5,411,121,201	$5,131,154,538

U.S. government securities (Long-term)	—	—

Total	$5,411,121,201	$5,131,154,538

116 Dynamic Asset Allocation Balanced Fund

Written option transactions during the reporting period are summarized as follows:

	Written option contract
	amounts	Written option premiums

Written options outstanding at the
beginning of the reporting period	$58,688	$30,782

Options opened	54,706	55,732
Options exercised	—	—
Options expired	(86,461)	(74,663)
Options closed	(26,933)	(11,851)

Written options outstanding at the
end of the reporting period	$—	$—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 9/30/15		Year ended 9/30/14

Class A	Shares	Amount	Shares	Amount

Shares sold	17,036,527	$250,985,561	11,638,179	$166,070,009

Shares issued in connection with
reinvestment of distributions	4,748,465	68,726,858	995,105	14,382,528

	21,784,992	319,712,419	12,633,284	180,452,537

Shares repurchased	(10,915,230)	(160,646,563)	(10,241,726)	(145,528,545)

Net increase	10,869,762	$159,065,856	2,391,558	$34,923,992

	Year ended 9/30/15		Year ended 9/30/14

Class B	Shares	Amount	Shares	Amount

Shares sold	1,081,553	$15,884,374	892,387	$12,689,335

Shares issued in connection with
reinvestment of distributions	278,346	4,007,152	34,510	496,678

	1,359,899	19,891,526	926,897	13,186,013

Shares repurchased	(1,524,378)	(22,429,139)	(1,717,752)	(24,307,405)

Net decrease	(164,479)	$(2,537,613)	(790,855)	$(11,121,392)

	Year ended 9/30/15		Year ended 9/30/14

Class C	Shares	Amount	Shares	Amount

Shares sold	6,794,375	$97,695,199	2,342,767	$32,724,512

Shares issued in connection with
reinvestment of distributions	568,934	8,040,645	62,230	881,398

	7,363,309	105,735,844	2,404,997	33,605,910

Shares repurchased	(1,930,422)	(27,724,283)	(1,362,826)	(19,042,241)

Net increase	5,432,887	$78,011,561	1,042,171	$14,563,669

Dynamic Asset Allocation Balanced Fund 117

	Year ended 9/30/15		Year ended 9/30/14

Class M	Shares	Amount	Shares	Amount

Shares sold	338,042	$4,982,080	216,576	$3,090,186

Shares issued in connection with
reinvestment of distributions	113,470	1,637,235	17,615	254,035

	451,512	6,619,315	234,191	3,344,221

Shares repurchased	(315,081)	(4,664,838)	(294,678)	(4,171,697)

Net increase (decrease)	136,431	$1,954,477	(60,487)	$(827,476)

	Year ended 9/30/15		Year ended 9/30/14

Class R	Shares	Amount	Shares	Amount

Shares sold	876,955	$12,847,686	275,858	$3,905,183

Shares issued in connection with
reinvestment of distributions	56,778	816,201	10,199	146,491

	933,733	13,663,887	286,057	4,051,674

Shares repurchased	(1,073,444)	(15,427,592)	(229,934)	(3,236,281)

Net increase (decrease)	(139,711)	$(1,763,705)	56,123	$815,393

	Year ended 9/30/15		Year ended 9/30/14

Class R5	Shares	Amount	Shares	Amount

Shares sold	17,009	$248,167	14,259	$198,481

Shares issued in connection with
reinvestment of distributions	442	6,424	111	1,592

	17,451	254,591	14,370	200,073

Shares repurchased	(1,561)	(22,140)	(12,814)	(184,611)

Net increase	15,890	$232,451	1,556	$15,462

	Year ended 9/30/15		Year ended 9/30/14

Class R6	Shares	Amount	Shares	Amount

Shares sold	3,780,782	$55,220,290	336,151	$4,801,120

Shares issued in connection with
reinvestment of distributions	139,189	2,020,749	17,393	252,372

	3,919,971	57,241,039	353,544	5,053,492

Shares repurchased	(677,546)	(9,930,700)	(80,887)	(1,183,798)

Net increase	3,242,425	$47,310,339	272,657	$3,869,694

	Year ended 9/30/15		Year ended 9/30/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	18,722,591	$275,964,571	5,381,299	$77,423,446

Shares issued in connection with
reinvestment of distributions	673,943	9,776,122	135,204	1,955,043

	19,396,534	285,740,693	5,516,503	79,378,489

Shares repurchased	(9,611,689)	(141,130,221)	(5,327,879)	(76,216,246)

Net increase	9,784,845	$144,610,472	188,624	$3,162,243

118 Dynamic Asset Allocation Balanced Fund

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	977	5.32%	$13,610

Class R6	980	0.02	13,651

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$14,564,993	$279,025,181	$154,379,154	$60,519	$139,211,020

Putnam Short Term
Investment Fund*	282,681,656	201,188,913	205,923,630	324,072	277,946,939

Totals	$297,246,649	$480,214,094	$360,302,784	$384,591	$417,157,959

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Dynamic Asset Allocation Balanced Fund 119

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$5,000

Written equity option contracts (contract amount) (Note 3)	$5,000

Futures contracts (number of contracts)	4,000

Forward currency contracts (contract amount)	$366,500,000

Centrally cleared interest rate swap contracts (notional)	$269,700,000

OTC total return swap contracts (notional)	$173,700,000

OTC credit default contracts (notional)	$7,000,000

Centrally cleared credit default contracts (notional)	$102,400,000

Warrants (number of warrants)	51,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$344,107*	Payables	$231,716

Foreign exchange
contracts	Receivables	3,242,058	Payables	3,304,455

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	4,323,896*	depreciation	3,982,676*

	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	2,986,251*	depreciation	3,055,632*

Total		$10,896,312		$10,574,479

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(2,402,319)	$(2,402,319)

Foreign exchange
contracts	—	—	—	13,431,628	—	$13,431,628

Equity contracts	(10,152)	(22,408)	10,463,299	—	3,656,956	$14,087,695

Interest rate
contracts	—	—	4,674,059	—	(1,950,749)	$2,723,310

Total	$(10,152)	$(22,408)	$15,137,358	$13,431,628	$(696,112)	$27,840,314

120 Dynamic Asset Allocation Balanced Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(270,926)	$(270,926)

Foreign exchange
contracts	—	—	(4,723,496)	—	$(4,723,496)

Equity contracts	(27,399)	1,725,069	—	(1,198,495)	$499,175

Interest rate contracts	—	963,623	—	(205,978)	$757,645

Total	$(27,399)	$2,688,692	$(4,723,496)	$(1,675,399)	$(3,737,602)

Dynamic Asset Allocation Balanced Fund 121

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$24,163	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$24,163

OTC Total return swap contracts*#	—	7,067	—	3,121,748	4,066	—	—	—	—	—	—	—	—	—	—	3,132,881

OTC Credit default contracts*#	—	—	—	—	46,804	—	23,619	—	—	4,689	—	—	—	—	—	75,112

Centrally cleared credit default contracts§	—	—	2,154,863	—	—	—	—	—	—	—	—	—	—	—	—	2,154,863

Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,792,904	—	—	—	—	1,792,904

Forward currency contracts#	164,249	247,094	—	46,822	295,134	203,412	366,443	146,595	490,029	—	—	283,888	605,806	161,632	230,954	3,242,058

Total Assets	$164,249	$254,161	$2,179,026	$3,168,570	$346,004	$203,412	$390,062	$146,595	$490,029	$4,689	$1,792,904	$283,888	$605,806	$161,632	$230,954	$10,421,981

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	22,571	—	—	—	—	—	—	—	—	—	—	—	—	22,571

OTC Total return swap contracts*#	—	21,951	—	2,838,852	6,837	—	31,587	—	—	—	—	—	—	—	—	2,899,227

OTC Credit default contracts*#	6,966	2,012	—	—	167,735	—	44,913	—	—	10,090	—	—	—	—	—	231,716

Centrally cleared credit default contracts§	—	—	1,956,896	—	—	—	—	—	—	—	—	—	—	—	—	1,956,896

Futures contracts§	—	—	—	—	—	—	—	—	—	—	458,008	—	—	—	—	458,008

Forward currency contracts#	213,049	348,089	—	407,744	468,763	54,540	206,660	185,532	285,104	—	—	137,251	786,439	116,250	95,034	3,304,455

Total Liabilities	$220,015	$372,052	$1,979,467	$3,246,596	$643,335	$54,540	$283,160	$185,532	$285,104	$10,090	$458,008	$137,251	$786,439	$116,250	$95,034	$8,872,873

Total Financial and Derivative Net Assets	$(55,766)	$(117,891)	$199,559	$(78,026)	$(297,331)	$148,872	$106,902	$(38,937)	$204,925	$(5,401)	$1,334,896	$146,637	$(180,633)	$45,382	$135,920	$1,549,108

Total collateral received (pledged)†##	$(49,990)	$(117,891)	$—	$130,000	$(289,957)	$130,000	$106,902	$(12,997)	$140,000	$—	$—	$146,637	$(150,970)	$45,382	$—

Net amount	$(5,776)	$—	$199,559	$(208,026)	$(7,374)	$18,872	$—	$(25,940)	$64,925	$(5,401)	$1,334,896	$—	$(29,663)	$—	$135,920

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

122 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 123

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders of
Putnam Dynamic Asset Allocation Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Conservative Fund (the “fund”) at September 30, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2015 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 2015

Dynamic Asset Allocation Conservative Fund 23

The fund’s portfolio 9/30/15

COMMON STOCKS (37.5%)*	Shares	Value

Basic materials (1.4%)
Aceto Corp.	1,268	$34,807

Amcor, Ltd. (Australia)	30,456	282,937

American Vanguard Corp.	5,174	59,811

Andersons, Inc. (The)	1,137	38,726

ArcelorMittal SA (France)	19,572	102,264

BASF SE (Germany)	10,860	828,666

Cabot Corp.	876	27,647

Cambrex Corp. †	2,151	85,352

Chicago Bridge & Iron Co. NV S	1,672	66,312

Continental Building Products, Inc. †	4,675	96,025

Domtar Corp. (Canada)	1,274	45,546

EMS-Chemie Holding AG (Switzerland)	563	232,120

Evonik Industries AG (Germany)	6,094	203,686

Fortescue Metals Group, Ltd. (Australia) S	101,543	130,488

Glencore PLC (United Kingdom)	78,168	108,927

Graphic Packaging Holding Co.	34,300	438,697

Innophos Holdings, Inc.	1,011	40,076

Innospec, Inc.	1,307	60,789

Kraton Performance Polymers, Inc. †	1,331	23,825

Kuraray Co., Ltd. (Japan)	10,400	129,895

Lonmin PLC (United Kingdom) †	488	120

LyondellBasell Industries NV Class A	21,900	1,825,584

Minerals Technologies, Inc.	522	25,140

Mitsubishi Gas Chemical Co., Inc. (Japan)	14,000	64,761

Mitsubishi Materials Corp. (Japan)	74,000	225,737

Mondi PLC (South Africa)	5,978	125,463

Nitto Denko Corp. (Japan)	5,100	306,312

NN, Inc.	3,545	65,583

Orion Engineered Carbons SA (Luxembourg) S	3,168	45,778

Patrick Industries, Inc. †	2,382	94,065

Rio Tinto PLC (United Kingdom)	4,984	167,207

Royal Boskalis Westminster NV (Netherlands)	3,975	174,012

Sealed Air Corp.	21,000	984,480

Sherwin-Williams Co. (The)	8,800	1,960,464

Sumitomo Metal Mining Co., Ltd. (Japan)	18,000	204,963

ThyssenKrupp AG (Germany)	18,058	316,210

Trex Co., Inc. †	506	16,865

UPM-Kymmene OYJ (Finland)	18,680	280,651

US Concrete, Inc. †	1,285	61,410

voestalpine AG (Austria)	3,658	125,863

Weyerhaeuser Co. R	5,100	139,434

Yara International ASA (Norway)	1,602	64,017

10,310,715
Capital goods (2.5%)
ABB, Ltd. (Switzerland)	16,608	294,120

ACS Actividades de Construccion y Servicios SA (Spain)	5,161	148,407

AGCO Corp.	10,400	484,952

24 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Capital goods cont.
Airbus Group SE (France)	2,048	$121,643

Allison Transmission Holdings, Inc.	40,300	1,075,607

Altra Industrial Motion Corp.	2,072	47,905

Argan, Inc.	2,456	85,174

Avery Dennison Corp.	6,900	390,333

AZZ, Inc.	793	38,611

BAE Systems PLC (United Kingdom)	51,558	350,039

Carlisle Cos., Inc.	3,000	262,140

Chase Corp.	672	26,470

Cooper-Standard Holding, Inc. †	1,185	68,730

Crown Holdings, Inc. †	34,300	1,569,225

Cubic Corp.	2,167	90,884

Douglas Dynamics, Inc.	1,055	20,952

General Dynamics Corp.	23,400	3,228,030

Hyster-Yale Materials Holdings, Inc.	511	29,551

IDEX Corp.	8,600	613,180

Ingersoll-Rand PLC	11,500	583,855

Kadant, Inc.	1,538	59,997

KBR, Inc.	38,100	634,746

Leggett & Platt, Inc.	11,600	478,500

MasTec, Inc. †	4,674	73,989

Matrix Service Co. †	3,555	79,881

Miller Industries, Inc.	1,798	35,133

Mitsubishi Electric Corp. (Japan)	42,000	385,632

MSA Safety, Inc.	640	25,581

Northrop Grumman Corp.	16,600	2,754,770

Orbital ATK, Inc.	3,108	223,372

OSRAM Licht AG (Germany)	4,235	218,813

Roper Technologies, Inc.	12,000	1,880,400

Safran SA (France)	2,497	188,406

Sandvik AB (Sweden)	38,181	325,729

Spirit AeroSystems Holdings, Inc. Class A †	10,500	507,570

Standex International Corp.	758	57,115

Stoneridge, Inc. †	4,066	50,174

Tetra Tech, Inc.	4,250	103,318

Thales SA (France)	773	53,854

THK Co., Ltd. (Japan)	10,900	173,437

Trinseo SA † S	4,879	123,195

Triumph Group, Inc.	1,203	50,622

Wabash National Corp. †	7,165	75,877

18,089,919
Communication services (1.3%)
BT Group PLC (United Kingdom)	73,739	469,224

CalAmp Corp. †	3,854	62,011

Cincinnati Bell, Inc. †	18,255	56,956

Cogent Communications Holdings, Inc.	1,598	43,402

Deutsche Telekom AG (Germany)	23,230	412,380

EchoStar Corp. Class A †	2,268	97,592

Dynamic Asset Allocation Conservative Fund 25

COMMON STOCKS (37.5%)* cont.	Shares	Value

Communication services cont.
Frontier Communications Corp.	11,548	$54,853

IDT Corp. Class B	1,604	22,937

Inteliquent, Inc.	2,327	51,962

Iridium Communications, Inc. † S	4,031	24,791

Juniper Networks, Inc.	70,400	1,809,984

KDDI Corp. (Japan)	7,400	165,718

NeuStar, Inc. Class A † S	1,695	46,121

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	9,800	344,173

NTT DoCoMo, Inc. (Japan)	19,300	323,578

Orange SA (France)	20,035	302,991

SBA Communications Corp. Class A †	13,100	1,372,094

ShoreTel, Inc. †	4,423	33,040

Sky PLC (United Kingdom)	38,641	611,460

Spok Holdings, Inc.	2,029	33,397

Telenor ASA (Norway)	11,879	222,211

Telstra Corp., Ltd. (Australia)	79,162	312,511

Ubiquiti Networks, Inc. S	1,018	34,500

Verizon Communications, Inc.	59,832	2,603,290

Vodafone Group PLC (United Kingdom)	54,056	170,927

9,682,103
Conglomerates (—%)
Siemens AG (Germany)	2,614	233,543

233,543
Consumer cyclicals (5.6%)
Adecco SA (Switzerland)	5,492	402,700

Amazon.com, Inc. †	2,400	1,228,536

Aristocrat Leisure, Ltd. (Australia)	24,391	148,666

Ascena Retail Group, Inc. †	4,682	65,127

Big Lots, Inc.	1,866	89,419

Brunswick Corp.	1,361	65,178

CaesarStone Sdot-Yam, Ltd. (Israel) S	641	19,486

Caleres, Inc.	2,506	76,508

Carmike Cinemas, Inc. †	3,010	60,471

Carter’s, Inc.	11,500	1,042,360

CEB, Inc.	455	31,095

Cedar Fair LP	1,276	67,130

Children’s Place, Inc. (The)	916	52,826

Cie Generale des Etablissements Michelin (France)	4,732	431,804

Conn’s, Inc. † S	1,835	44,113

Continental AG (Germany)	2,918	619,840

Cooper Tire & Rubber Co.	2,461	97,234

Dai Nippon Printing Co., Ltd. (Japan)	60,000	583,446

Deckers Outdoor Corp. †	921	53,473

Deluxe Corp.	2,413	134,501

Dillards, Inc. Class A	856	74,806

Discovery Communications, Inc. Class A † S	107,286	2,792,655

DSW, Inc. Class A	2,001	50,645

Ennis, Inc.	2,204	38,261

Equinix, Inc.	6,500	631,670

26 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Consumer cyclicals cont.
Eros International PLC †	1,529	$41,574

Ethan Allen Interiors, Inc.	2,689	71,016

Everi Holdings, Inc. †	5,128	26,307

Express, Inc. †	3,826	68,371

Five Below, Inc. †	919	30,860

Flight Centre Travel Group, Ltd. (Australia)	6,993	177,619

Fuji Heavy Industries, Ltd. (Japan)	15,800	571,750

G&K Services, Inc. Class A	958	63,822

G-III Apparel Group, Ltd. †	781	48,156

Gray Television, Inc. †	9,398	119,918

Harvey Norman Holdings, Ltd. (Australia)	68,815	188,923

Heartland Payment Systems, Inc.	616	38,814

Hilton Worldwide Holdings, Inc.	85,800	1,968,252

Home Depot, Inc. (The)	41,608	4,805,308

Honda Motor Co., Ltd. (Japan)	1,700	50,692

Inditex SA (Spain)	9,101	304,880

Industrivarden AB Class A (Sweden)	8,742	165,761

ITV PLC (United Kingdom)	154,789	577,544

KAR Auction Services, Inc.	15,626	554,723

Kia Motors Corp. (South Korea)	3,399	154,179

Kimberly-Clark Corp.	20,900	2,278,936

Kingfisher PLC (United Kingdom)	110,567	601,239

Lagardere SCA (France)	14,056	389,626

Landauer, Inc.	1,898	70,207

Lear Corp.	11,900	1,294,482

Liberty Interactive Corp. Class A †	28,100	737,063

Liberty Media Corp. Class A †	12,200	435,784

LifeLock, Inc. †	2,160	18,922

Lions Gate Entertainment Corp.	3,864	142,195

Live Nation Entertainment, Inc. †	2,699	64,884

Lowe’s Cos., Inc.	42,479	2,927,653

Macy’s, Inc.	20,700	1,062,324

Malibu Boats, Inc. Class A †	3,375	47,183

Marcus Corp.	3,312	64,054

Marks & Spencer Group PLC (United Kingdom)	55,246	419,817

Marriott Vacations Worldwide Corp.	941	64,120

Mazda Motor Corp. (Japan)	7,000	111,131

MCBC Holdings, Inc. †	2,951	38,245

Men’s Wearhouse, Inc. (The)	1,737	73,857

National CineMedia, Inc.	4,566	61,276

News Corp. Class A †	24,500	309,190

Nexstar Broadcasting Group, Inc. Class A	1,011	47,871

Next PLC (United Kingdom)	868	100,179

NIKE, Inc. Class B	25,800	3,172,626

Oxford Industries, Inc.	1,150	84,962

Panasonic Corp. (Japan)	36,300	368,520

Penn National Gaming, Inc. †	3,486	58,495

Peugeot SA (France) †	16,043	242,367

Dynamic Asset Allocation Conservative Fund 27

COMMON STOCKS (37.5%)* cont.	Shares	Value

Consumer cyclicals cont.
PGT, Inc. †	7,652	$93,967

Pitney Bowes, Inc.	2,278	45,218

ProSiebenSat.1 Media SE (Germany)	1,649	80,751

Publicis Groupe SA (France)	3,639	248,617

RE/MAX Holdings, Inc. Class A	2,349	84,517

Regal Entertainment Group Class A S	4,564	85,301

Scotts Miracle-Gro Co. (The) Class A	1,517	92,264

Securitas AB Class B (Sweden)	25,134	307,360

Sequential Brands Group, Inc. † S	2,424	35,075

ServiceMaster Global Holdings, Inc. †	8,600	288,530

Shimamura Co., Ltd. (Japan)	1,300	140,289

Sirius XM Holdings, Inc. †	302,000	1,129,480

Six Flags Entertainment Corp.	8,100	370,818

SJM Holdings, Ltd. (Hong Kong)	128,000	91,120

Smith & Wesson Holding Corp. †	5,328	89,883

Sotheby’s Class A S	1,265	40,455

Steven Madden, Ltd. †	843	30,871

TABCORP Holdings, Ltd. (Australia)	17,174	56,473

Taylor Wimpey PLC (United Kingdom)	53,274	158,049

Thor Industries, Inc.	2,800	145,040

Toppan Printing Co., Ltd. (Japan)	31,000	250,167

Vail Resorts, Inc.	352	36,847

Valeo SA (France)	1,748	236,715

Verisk Analytics, Inc. Class A †	8,000	591,280

Viacom, Inc. Class B	27,400	1,182,310

Vista Outdoor, Inc. †	615	27,324

Visteon Corp. †	801	81,093

Wolters Kluwer NV (Netherlands)	7,080	218,290

Wolverine World Wide, Inc.	2,415	52,261

Wyndham Worldwide Corp.	8,700	625,530

41,133,522
Consumer staples (3.1%)
Altria Group, Inc.	9,300	505,920

Avis Budget Group, Inc. †	2,169	94,742

Avon Products, Inc.	3,449	11,209

Barrett Business Services, Inc.	499	21,422

Beacon Roofing Supply, Inc. †	2,101	68,261

Bloomin’ Brands, Inc.	3,988	72,502

Bright Horizons Family Solutions, Inc. †	856	54,989

Brinker International, Inc.	1,602	84,377

British American Tobacco PLC (United Kingdom)	5,360	296,229

Buffalo Wild Wings, Inc. †	112	21,664

Bunge, Ltd.	34,400	2,521,520

Cal-Maine Foods, Inc. S	1,277	69,737

Coca-Cola Amatil, Ltd. (Australia)	18,699	118,483

Coca-Cola Enterprises, Inc.	16,800	812,280

Coca-Cola HBC AG (Switzerland)	6,340	134,434

Colgate-Palmolive Co.	5,500	349,030

28 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Consumer staples cont.
ConAgra Foods, Inc.	25,500	$1,033,005

Coty, Inc. Class A †	4,003	108,321

CVS Health Corp.	41,600	4,013,568

Distribuidora Internacional de Alimentacion SA (Spain)	25,776	155,794

Dr. Pepper Snapple Group, Inc.	28,700	2,268,735

Farmer Bros. Co. †	900	24,525

Grand Canyon Education, Inc. †	2,005	76,170

Groupon, Inc. †	6,984	22,768

Imperial Tobacco Group PLC (United Kingdom)	8,408	435,183

ITOCHU Corp. (Japan)	12,500	132,585

ITT Educational Services, Inc. † S	1,142	3,917

J Sainsbury PLC (United Kingdom)	55,934	221,374

Japan Tobacco, Inc. (Japan)	4,200	130,653

John B. Sanfilippo & Son, Inc.	2,259	115,796

Kao Corp. (Japan)	10,000	454,333

Kforce, Inc.	3,067	80,601

Koninklijke Ahold NV (Netherlands)	27,704	540,710

Korn/Ferry International	1,664	55,028

Kroger Co. (The)	36,600	1,320,162

Liberty Ventures Ser. A †	18,800	758,580

METRO AG (Germany)	4,206	116,030

Mondelez International, Inc. Class A	11,100	464,757

Monster Worldwide, Inc. †	15,539	99,760

Nestle SA (Switzerland)	8,207	618,040

Nutraceutical International Corp. †	1,115	26,325

On Assignment, Inc. †	2,566	94,685

Papa John’s International, Inc.	758	51,908

Paylocity Holding Corp. †	643	19,284

PepsiCo, Inc.	20,500	1,933,150

Pinnacle Foods, Inc.	12,931	541,550

Reckitt Benckiser Group PLC (United Kingdom)	3,005	272,767

Sally Beauty Holdings, Inc. †	2,264	53,770

Shutterfly, Inc. †	350	12,513

Sonic Corp.	2,468	56,641

SpartanNash Co.	2,580	66,693

Swedish Match AB (Sweden)	10,478	317,205

Team Health Holdings, Inc. †	524	28,312

TrueBlue, Inc. †	3,144	70,646

Uni-President Enterprises Corp. (Taiwan)	61,000	105,596

Unilever NV ADR (Netherlands)	7,154	287,908

Unilever PLC (United Kingdom)	5,137	209,258

WH Group, Ltd. 144A (Hong Kong) †	370,000	184,317

Woolworths, Ltd. (Australia)	4,807	84,058

22,903,780
Energy (2.5%)
BP PLC (United Kingdom)	131,641	667,245

Callon Petroleum Co. †	11,526	84,025

Cameron International Corp. †	28,300	1,735,356

Dynamic Asset Allocation Conservative Fund 29

COMMON STOCKS (37.5%)* cont.	Shares	Value

Energy cont.
Connacher Oil and Gas, Ltd. (Canada) †	1,670	$701

CVR Energy, Inc. S	6,200	254,510

Delek US Holdings, Inc.	1,840	50,968

Diamondback Energy, Inc. †	342	22,093

EP Energy Corp. Class A † S	4,148	21,362

Exxon Mobil Corp.	1,478	109,889

Gulfport Energy Corp. †	1,036	30,748

Hess Corp.	2,000	100,120

Lone Pine Resources Canada, Ltd. (Canada) † F	7,359	294

Lone Pine Resources, Inc. Class A (Canada) † F	7,359	294

Northern Oil and Gas, Inc. † S	6,680	29,526

Occidental Petroleum Corp.	52,000	3,439,800

OMV AG (Austria)	23,246	565,084

Pacific Ethanol, Inc. †	4,870	31,606

Questar Corp.	7,100	137,811

Repsol YPF SA (Spain)	14,523	169,232

REX American Resources Corp. †	1,137	57,555

Royal Dutch Shell PLC Class A (United Kingdom)	16,417	387,141

Royal Dutch Shell PLC Class B (United Kingdom)	14,958	354,799

Schlumberger, Ltd.	53,300	3,676,101

SM Energy Co.	1,058	33,898

Statoil ASA (Norway)	40,729	594,111

Stone Energy Corp. †	1,642	8,144

Superior Energy Services, Inc.	46,800	591,084

Tesoro Corp.	7,100	690,404

Total SA (France)	10,763	485,251

Valero Energy Corp.	56,500	3,395,650

Vestas Wind Systems A/S (Denmark)	9,509	495,576

Whiting Petroleum Corp. †	1,618	24,707

Woodside Petroleum, Ltd. (Australia)	11,245	229,920

18,475,005
Financials (7.1%)
3i Group PLC (United Kingdom)	74,107	524,174

Access National Corp.	1,458	29,699

AG Mortgage Investment Trust, Inc. R	853	12,983

Ageas (Belgium)	9,508	390,295

Agree Realty Corp. R	1,538	45,909

Allianz SE (Germany)	3,169	496,694

Allied World Assurance Co. Holdings AG	8,422	321,468

Allstate Corp. (The)	29,300	1,706,432

American Capital Agency Corp. R	36,000	673,200

American Equity Investment Life Holding Co. S	3,417	79,650

American Financial Group, Inc.	2,500	172,275

American International Group, Inc.	2,100	119,322

Amtrust Financial Services, Inc.	1,811	114,057

Annaly Capital Management, Inc. R	83,600	825,132

Apollo Commercial Real Estate Finance, Inc. R	2,193	34,452

Apollo Residential Mortgage, Inc. R	3,676	46,538

30 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Financials cont.
Arbor Realty Trust, Inc. R	8,443	$53,697

Arlington Asset Investment Corp. Class A	940	13,207

ARMOUR Residential REIT, Inc. R	563	11,283

Ashford Hospitality Prime, Inc. R	211	2,960

Ashford Hospitality Trust, Inc. R	5,187	31,641

Aspen Insurance Holdings, Ltd.	3,700	171,939

AXA SA (France)	18,250	443,058

Banco Latinoamericano de Exportaciones SA Class E (Panama)	3,178	73,571

Banco Santander SA (Spain)	44,361	236,208

Bank Hapoalim BM (Israel)	17,565	88,420

Bank of America Corp.	295,000	4,596,100

Bank of New York Mellon Corp. (The)	48,300	1,890,945

Barclays PLC (United Kingdom)	34,567	127,796

BNP Paribas SA/New York, NY (France)	14,240	838,533

BofI Holding, Inc. †	523	67,378

Brixmor Property Group, Inc. R	8,200	192,536

Broadridge Financial Solutions, Inc.	4,900	271,215

Campus Crest Communities, Inc. R	6,843	36,405

Cardinal Financial Corp.	2,721	62,610

Cardtronics, Inc. †	1,788	58,468

CBL & Associates Properties, Inc. R	1,939	26,661

CBRE Group, Inc. Class A †	70,500	2,256,000

Chimera Investment Corp. R	12,600	168,462

Citizens & Northern Corp.	1,729	33,750

CNO Financial Group, Inc.	3,570	67,152

CNP Assurances (France)	25,668	356,489

Communications Sales & Leasing, Inc. R	5,125	91,738

CoreLogic, Inc. †	6,300	234,549

Credit Agricole SA (France)	32,207	369,543

Credit Suisse Group AG (Switzerland)	6,059	145,766

Customers Bancorp, Inc. †	3,769	96,863

CYS Investments, Inc. R	2,727	19,798

Daiwa Securities Group, Inc. (Japan)	10,000	64,808

Deutsche Bank AG (Germany)	7,261	195,202

Dexus Property Group (Australia) R	44,134	221,904

East West Bancorp, Inc.	1,007	38,689

Employers Holdings, Inc.	4,366	97,318

Encore Capital Group, Inc. † S	1,960	72,520

EPR Properties R	808	41,669

Equity Lifestyle Properties, Inc. R	2,700	158,139

Essent Group, Ltd. (Bermuda) †	1,207	29,994

Farmers Capital Bank Corp. †	1,291	32,081

FCB Financial Holdings, Inc. Class A †	2,769	90,325

Federal Agricultural Mortgage Corp. Class C	1,291	33,476

Federated National Holding Co.	4,347	104,415

Financial Institutions, Inc.	1,785	44,232

First Community Bancshares, Inc.	1,766	31,611

First Industrial Realty Trust R	1,747	36,600

Dynamic Asset Allocation Conservative Fund 31

COMMON STOCKS (37.5%)* cont.	Shares	Value

Financials cont.
First NBC Bank Holding Co. † S	1,993	$69,835

FirstMerit Corp.	2,193	38,750

Flushing Financial Corp.	1,853	37,097

General Growth Properties R	71,800	1,864,646

Genworth Financial, Inc. Class A †	81,852	378,156

Goldman Sachs Group, Inc. (The)	1,100	191,136

Hanmi Financial Corp.	3,589	90,443

HCI Group, Inc.	1,864	72,267

Heartland Financial USA, Inc.	1,198	43,475

Heritage Insurance Holdings, Inc. †	4,393	86,674

Hersha Hospitality Trust R	1,462	33,129

Horizon Bancorp	1,394	33,108

HSBC Holdings PLC (United Kingdom)	78,638	594,880

Invesco Mortgage Capital, Inc. R	1,393	17,050

Investor AB Class B (Sweden)	10,652	366,618

Investors Real Estate Trust R	3,890	30,109

Jones Lang LaSalle, Inc.	6,200	891,374

JPMorgan Chase & Co.	86,790	5,291,586

Kerry Properties, Ltd. (Hong Kong)	73,000	200,640

Lexington Realty Trust R	7,722	62,548

LTC Properties, Inc. R	1,920	81,926

Maiden Holdings, Ltd. (Bermuda)	2,985	41,432

MainSource Financial Group, Inc.	2,674	54,443

Meta Financial Group, Inc.	1,019	42,564

MFA Financial, Inc. R	40,327	274,627

Mitsubishi UFJ Financial Group, Inc. (Japan)	63,100	381,367

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	64,300	283,990

Mizuho Financial Group, Inc. (Japan)	385,400	723,919

Morgan Stanley	81,300	2,560,950

Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	1,106	206,043

National Health Investors, Inc. R	1,863	107,104

Nelnet, Inc. Class A	2,070	71,643

New World Development Co., Ltd. (Hong Kong)	303,000	294,849

NN Group NV (Netherlands)	7,216	206,998

Nomura Real Estate Holdings, Inc. (Japan)	3,000	60,489

One Liberty Properties, Inc. R	1,820	38,821

Oppenheimer Holdings, Inc. Class A	1,853	37,079

Opus Bank	1,645	62,905

ORIX Corp. (Japan)	30,900	399,700

Pacific Premier Bancorp, Inc. †	1,751	35,580

PacWest Bancorp	741	31,722

Peoples Bancorp, Inc.	1,666	34,636

Persimmon PLC (United Kingdom)	10,108	307,985

Popular, Inc. (Puerto Rico) †	13,811	417,507

Post Properties, Inc. R	673	39,229

PRA Group, Inc. †	1,814	95,997

Prudential Financial, Inc.	34,800	2,652,108

32 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Financials cont.
Ramco-Gershenson Properties Trust R	2,191	$32,887

Regions Financial Corp.	121,500	1,094,715

Reinsurance Group of America, Inc.	2,800	253,652

Renasant Corp.	1,533	50,359

Republic Bancorp, Inc. Class A	1,122	27,545

Resona Holdings, Inc. (Japan)	119,200	609,019

SBI Holdings, Inc. (Japan)	21,600	244,298

Scentre Group (Australia) R	34,866	95,700

Select Income REIT R	1,426	27,108

Skandinaviska Enskilda Banken AB (Sweden)	26,406	282,211

Societe Generale SA (France)	8,166	365,282

State Street Corp.	46,600	3,131,986

Sumitomo Mitsui Financial Group, Inc. (Japan)	19,500	742,316

Summit Hotel Properties, Inc. R	4,884	56,996

Swiss Life Holding AG (Switzerland)	1,130	252,630

Swiss Re AG (Switzerland)	8,212	705,898

Symetra Financial Corp.	2,988	94,540

Talmer Bancorp, Inc. Class A	3,083	51,332

Two Harbors Investment Corp. R	79,400	700,308

UBS Group AG (Switzerland)	18,612	344,901

United Community Banks, Inc.	1,832	37,446

United Insurance Holdings Corp.	6,151	80,886

Universal Health Realty Income Trust R	450	21,123

Validus Holdings, Ltd.	4,300	193,801

Voya Financial, Inc.	16,800	651,336

Wells Fargo & Co.	24,383	1,252,067

Wheelock and Co., Ltd. (Hong Kong)	97,000	422,040

Woori Bank (South Korea)	7,000	55,370

51,836,890
Health care (5.3%)
ACADIA Pharmaceuticals, Inc. †	1,366	45,174

Accuray, Inc. †	3,741	18,686

Aetna, Inc.	9,500	1,039,395

Alere, Inc. †	3,310	159,377

Alkermes PLC †	362	21,239

AMAG Pharmaceuticals, Inc. † S	4,778	189,830

AmerisourceBergen Corp.	31,900	3,030,181

Amgen, Inc.	20,400	2,821,728

AmSurg Corp. †	1,203	93,485

Anacor Pharmaceuticals, Inc. †	151	17,774

Anthem, Inc.	21,000	2,940,000

Applied Genetic Technologies Corp. †	1,263	16,596

Aratana Therapeutics, Inc. †	2,325	19,670

Ardelyx, Inc. † S	3,380	58,406

ARIAD Pharmaceuticals, Inc. †	14,486	84,598

Astellas Pharma, Inc. (Japan)	24,700	320,657

AstraZeneca PLC (United Kingdom)	8,978	569,774

AtriCure, Inc. †	1,633	35,779

Dynamic Asset Allocation Conservative Fund 33

COMMON STOCKS (37.5%)* cont.	Shares	Value

Health care cont.
aTyr Pharma, Inc. †	1,042	$10,691

Biospecifics Technologies Corp. †	716	31,175

C.R. Bard, Inc.	7,700	1,434,587

Carbylan Therapeutics, Inc. †	607	2,167

Cardinal Health, Inc.	20,700	1,590,174

Cardiome Pharma Corp. (Canada) †	14,372	121,300

Catalent, Inc. †	1,176	28,577

Celldex Therapeutics, Inc. †	1,474	15,536

Centene Corp. †	18,251	989,752

Cepheid †	408	18,442

Charles River Laboratories International, Inc. †	4,400	279,488

Chemed Corp.	1,351	180,318

Chiasma, Inc. †	289	5,745

Chimerix, Inc. †	481	18,374

Conmed Corp.	1,371	65,452

Depomed, Inc. †	1,041	19,623

DexCom, Inc. †	901	77,360

Dyax Corp. †	1,723	32,892

Dynavax Technologies Corp. †	2,342	57,473

Eagle Pharmaceuticals, Inc. † S	486	35,979

Emergent BioSolutions, Inc. †	2,243	63,903

Enanta Pharmaceuticals, Inc. † S	875	31,623

Entellus Medical, Inc. †	982	17,696

Exact Sciences Corp. †	611	10,992

FivePrime Therapeutics, Inc. †	920	14,159

Gilead Sciences, Inc.	43,300	4,251,627

GlaxoSmithKline PLC (United Kingdom)	24,599	471,556

Globus Medical, Inc. Class A †	1,636	33,800

Greatbatch, Inc. †	2,089	117,861

Halozyme Therapeutics, Inc. †	1,076	14,451

Health Net, Inc. †	1,718	103,458

HealthEquity, Inc. †	1,575	46,541

HealthSouth Corp.	2,204	84,567

Hill-Rom Holdings, Inc.	1,794	93,270

Hologic, Inc. †	6,300	246,519

ICU Medical, Inc. †	1,525	166,988

Immune Design Corp. †	1,095	13,359

Impax Laboratories, Inc. †	477	16,795

Infinity Pharmaceuticals, Inc. †	1,529	12,920

Inotek Pharmaceuticals Corp. †	1,644	15,454

Insulet Corp. †	659	17,075

Insys Therapeutics, Inc. † S	1,920	54,643

Isis Pharmaceuticals, Inc. †	417	16,855

Jazz Pharmaceuticals PLC †	1,875	249,019

Kindred Healthcare, Inc.	2,295	36,146

Lannett Co., Inc. † S	2,835	117,709

Ligand Pharmaceuticals, Inc. †	316	27,065

Medicines Co. (The) †	521	19,777

34 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Health care cont.
Medipal Holdings Corp. (Japan)	36,400	$579,814

Merck & Co., Inc.	45,388	2,241,713

Merck KGaA (Germany)	2,249	199,105

Merrimack Pharmaceuticals, Inc. † S	3,944	33,563

MiMedx Group, Inc. † S	3,580	34,547

Molina Healthcare, Inc. †	246	16,937

Myriad Genetics, Inc. †	694	26,011

Neurocrine Biosciences, Inc. †	1,616	64,301

Novartis AG (Switzerland)	7,106	654,567

Novavax, Inc. †	1,940	13,716

Novo Nordisk A/S Class B (Denmark)	9,692	521,665

Omega Healthcare Investors, Inc. R	2,945	103,517

OncoMed Pharmaceuticals, Inc. †	796	13,206

Ophthotech Corp. †	886	35,901

OraSure Technologies, Inc. †	6,380	28,327

Otsuka Holdings Company, Ltd. (Japan)	2,300	73,923

Pfizer, Inc.	156,469	4,914,691

Portola Pharmaceuticals, Inc. †	495	21,097

POZEN, Inc. † S	9,846	57,451

Prestige Brands Holdings, Inc. †	1,055	47,644

Prothena Corp. PLC (Ireland) †	1,983	89,909

Providence Service Corp. (The) †	1,303	56,785

PTC Therapeutics, Inc. †	782	20,879

RadNet, Inc. †	5,233	29,043

Repligen Corp. †	2,275	63,359

Retrophin, Inc. †	1,202	24,353

Roche Holding AG-Genusschein (Switzerland)	2,950	779,844

Rockwell Medical, Inc. † S	6,662	51,364

Sage Therapeutics, Inc. †	407	17,224

Sanofi (France)	10,886	1,037,062

Select Medical Holdings Corp.	5,749	62,032

Shionogi & Co., Ltd. (Japan)	3,000	107,836

Shire PLC (United Kingdom)	2,878	196,435

Sientra, Inc. †	416	4,222

Spectranetics Corp. (The) †	1,730	20,397

STAAR Surgical Co. †	2,942	22,830

Steris Corp. S	486	31,575

Sucampo Pharmaceuticals, Inc. Class A †	2,317	46,039

Supernus Pharmaceuticals, Inc. †	1,604	22,504

Surgical Care Affiliates, Inc. †	2,408	78,718

Suzuken Co., Ltd. (Japan)	11,100	370,931

TESARO, Inc. † S	1,186	47,559

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	4,685	264,515

Threshold Pharmaceuticals, Inc. †	4,283	17,432

TransEnterix, Inc. † S	10,671	24,116

Trevena, Inc. †	2,135	22,097

Triple-S Management Corp. Class B (Puerto Rico) †	1,543	27,481

uniQure NV (Netherlands) †	1,072	21,922

Dynamic Asset Allocation Conservative Fund 35

COMMON STOCKS (37.5%)* cont.	Shares	Value

Health care cont.
United Therapeutics Corp. †	5,800	$761,192

WellCare Health Plans, Inc. †	669	57,654

West Pharmaceutical Services, Inc.	1,828	98,931

Zeltiq Aesthetics, Inc. †	1,776	56,885

Zoetis, Inc.	30,300	1,247,754

38,325,857
Miscellaneous (—%)
Orica, Ltd. (Australia)	5,110	54,127

54,127
Technology (6.1%)
A10 Networks, Inc. †	7,780	46,602

Advanced Energy Industries, Inc. †	3,493	91,866

Agilent Technologies, Inc.	32,400	1,112,292

Ambarella, Inc. † S	630	36,408

Amdocs, Ltd.	18,200	1,035,216

Analog Devices, Inc.	18,000	1,015,380

Apigee Corp. † S	2,091	22,060

Apple, Inc.	88,619	9,774,676

Applied Micro Circuits Corp. †	7,906	41,981

Aspen Technology, Inc. †	1,040	39,426

AtoS (France)	1,097	84,249

AVG Technologies NV (Netherlands) †	3,558	77,387

Barracuda Networks, Inc. † S	1,340	20,877

Blackbaud, Inc.	917	51,462

Brocade Communications Systems, Inc.	5,575	57,869

CACI International, Inc. Class A †	439	32,473

Cavium, Inc. †	469	28,783

Ceva, Inc. †	2,749	51,049

Cirrus Logic, Inc. †	1,285	40,490

Computer Sciences Corp.	26,600	1,632,708

Constant Contact, Inc. †	991	24,022

Cornerstone OnDemand, Inc. †	1,001	33,033

CSG Systems International, Inc.	2,409	74,197

Cypress Semiconductor Corp. †	8,232	70,137

DSP Group, Inc. †	6,429	58,568

Dun & Bradstreet Corp. (The)	900	94,500

eBay, Inc. †	129,000	3,152,760

EMC Corp.	67,400	1,628,384

EnerSys	1,851	99,177

Engility Holdings, Inc.	2,527	65,146

Fairchild Semiconductor International, Inc. † S	1,708	23,980

Fortinet, Inc. †	2,300	97,704

Fujitsu, Ltd. (Japan)	39,000	170,075

Genpact, Ltd. †	5,700	134,577

Gigamon, Inc. †	621	12,426

Glu Mobile, Inc. † S	10,516	45,955

Google, Inc. Class A †	7,971	5,088,447

GungHo Online Entertainment, Inc. (Japan) S	80,000	237,326

Hon Hai Precision Industry Co., Ltd. (Taiwan)	84,000	218,371

36 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Technology cont.
Hoya Corp. (Japan)	15,400	$506,039

Ibiden Co., Ltd. (Japan)	8,700	114,485

inContact, Inc. †	5,118	38,436

Infineon Technologies AG (Germany)	29,165	327,759

Integrated Device Technology, Inc. †	1,041	21,132

Intersil Corp. Class A	3,481	40,728

Intuit, Inc.	18,000	1,597,500

Ixia †	7,476	108,327

Jabil Circuit, Inc.	2,820	63,083

L-3 Communications Holdings, Inc.	16,400	1,714,128

Lattice Semiconductor Corp. †	10,888	41,919

Leidos Holdings, Inc.	20,800	859,248

Lexmark International, Inc. Class A	909	26,343

Manhattan Associates, Inc. †	757	47,161

Marvell Technology Group, Ltd.	66,000	597,300

Maxim Integrated Products, Inc.	30,600	1,022,040

MAXIMUS, Inc.	637	37,940

Mellanox Technologies, Ltd. (Israel) †	920	34,767

Mentor Graphics Corp.	4,628	113,988

Microsemi Corp. †	1,092	35,839

Microsoft Corp.	14,539	643,496

MobileIron, Inc. †	3,173	9,836

Monolithic Power Systems, Inc.	620	31,744

MTS Systems Corp.	421	25,306

Murata Manufacturing Co., Ltd. (Japan)	2,000	259,736

Netscout Systems, Inc. †	381	13,476

Nexon Co., Ltd. (Japan)	9,300	124,562

Nimble Storage, Inc. † S	888	21,419

ON Semiconductor Corp. †	7,982	75,031

Oracle Corp.	104,286	3,766,810

Otsuka Corp. (Japan)	1,400	68,352

Perficient, Inc. †	2,740	42,278

Plexus Corp. †	2,085	80,439

Power Integrations, Inc.	740	31,206

Proofpoint, Inc. †	735	44,335

PROS Holdings, Inc. †	1,134	25,107

QAD, Inc. Class A	2,029	51,942

Qlik Technologies, Inc. †	856	31,201

QLogic Corp. †	11,385	116,696

Qualys, Inc. †	536	15,255

Quantum Corp. † S	21,764	15,176

Rackspace Hosting, Inc. †	1,437	35,465

Rovi Corp. †	2,274	23,854

Samsung Electronics Co., Ltd. (South Korea)	57	54,817

Sanmina Corp. †	2,020	43,167

Semtech Corp. †	1,129	17,048

Silicon Laboratories, Inc. †	408	16,948

SolarWinds, Inc. †	17,300	678,852

Dynamic Asset Allocation Conservative Fund 37

COMMON STOCKS (37.5%)* cont.	Shares	Value

Technology cont.
SS&C Technologies Holdings, Inc.	738	$51,690

Symantec Corp.	61,400	1,195,458

Synaptics, Inc. †	1,110	91,531

Synchronoss Technologies, Inc. †	966	31,685

SYNNEX Corp.	868	73,832

Tech Data Corp. †	782	53,567

Teradyne, Inc.	37,700	678,977

Tyler Technologies, Inc. †	475	70,922

Veeva Systems, Inc. Class A † S	1,311	30,691

VeriFone Systems, Inc. †	1,232	34,163

Verint Systems, Inc. †	947	40,863

Web.com Group, Inc. †	3,000	63,240

Woodward, Inc.	2,279	92,755

Xerox Corp.	134,100	1,304,793

44,147,922
Transportation (1.3%)
Aegean Marine Petroleum Network, Inc. (Greece) S	6,859	46,230

ANA Holdings, Inc. (Japan)	161,000	452,743

AP Moeller — Maersk A/S (Denmark)	310	478,292

Aurizon Holdings, Ltd. (Australia)	33,527	118,600

Central Japan Railway Co. (Japan)	1,600	258,761

ComfortDelgro Corp., Ltd. (Singapore)	153,600	310,961

Delta Air Lines, Inc.	63,700	2,858,219

Deutsche Post AG (Germany)	8,275	229,024

International Consolidated Airlines Group SA (Spain) †	31,885	284,963

Matson, Inc.	691	26,597

Qantas Airways, Ltd. (Australia) †	55,009	144,032

Royal Mail PLC (United Kingdom)	40,243	279,813

Ryanair Holdings PLC ADR (Ireland)	7,044	551,545

Scorpio Tankers, Inc.	4,069	37,313

Swift Transportation Co. †	4,558	68,461

United Parcel Service, Inc. Class B	30,400	3,000,176

Universal Truckload Services, Inc.	277	4,313

XPO Logistics, Inc. † S	963	22,948

Yangzijiang Shipbuilding Holdings, Ltd. (China)	639,000	510,989

9,683,980
Utilities and power (1.3%)
AES Corp.	33,700	329,923

AGL Resources, Inc.	5,100	311,304

American Electric Power Co., Inc.	42,600	2,422,236

Centrica PLC (United Kingdom)	58,202	202,251

E.ON SE (Germany)	15,619	133,994

Endesa SA (Spain)	11,130	234,508

Enel SpA (Italy)	70,823	316,678

ENI SpA (Italy)	26,631	419,021

Entergy Corp.	39,800	2,590,980

Iberdrola SA (Spain)	82,642	549,845

Korea Electric Power Corp. (South Korea)	1,868	76,902

RWE AG (Germany)	15,922	180,405

38 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (37.5%)* cont.	Shares	Value

Utilities and power cont.
Tokyo Electric Power Co., Inc. (Japan) †	24,300	$163,062

UGI Corp.	34,350	1,196,067

		9,127,176

Total common stocks (cost $265,706,057)		$274,004,539

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (28.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.5%)
Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, October 1, 2045	$31,000,000	$32,472,500

32,472,500
U.S. Government Agency Mortgage Obligations (23.6%)
Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018	40,067	42,316
6s, TBA, October 1, 2045	14,000,000	15,820,000
4 1/2s, TBA, November 1, 2045	1,000,000	1,082,813
4 1/2s, TBA, October 1, 2045	1,000,000	1,084,063
4s, TBA, November 1, 2045	39,000,000	41,486,250
4s, TBA, October 1, 2045	39,000,000	41,595,938
3s, TBA, November 1, 2045	26,000,000	26,247,813
3s, TBA, October 1, 2045	26,000,000	26,345,311
3s, TBA, October 1, 2030	18,000,000	18,742,500

		172,447,004

Total U.S. government and agency mortgage obligations (cost $204,201,379)		$204,919,504

CORPORATE BONDS AND NOTES (24.9%)*	Principal amount	Value

Basic materials (1.7%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2023	$95,000	$89,538

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)	290,000	273,676

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)	120,000	123,943

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021	60,000	54,000

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)	509,000	550,993

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)	35,000	28,350

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)	15,000	12,225

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018	413,000	451,206

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9 3/4s, 2023	25,000	26,000

Boise Cascade Co. company guaranty sr. unsec. notes
6 3/8s, 2020	48,000	49,680

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10 3/4s, 2023	40,000	39,950

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4 5/8s, 2022 (Germany)	30,000	28,275

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	82,000	82,718

Cemex Finance, LLC 144A company guaranty sr. notes 6s,
2024 (Mexico)	200,000	182,000

CF Industries, Inc. company guaranty sr. unsec. notes
5 3/8s, 2044	29,000	28,183

Dynamic Asset Allocation Conservative Fund 39

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Basic materials cont.
CF Industries, Inc. company guaranty sr. unsec. notes
5.15s, 2034	$35,000	$33,695

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7 1/8s, 2020	76,000	89,340

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025	25,000	16,438

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023	40,000	26,900

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4 7/8s, 2024	20,000	18,675

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub.
notes 8s, 2021	60,000	59,700

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	140,000	137,109

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024	765,000	730,521

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	315,000	336,223

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025	230,000	224,644

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	7,000	6,145

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7s, 2021 (Canada)	164,000	106,600

Glencore Finance Canada, Ltd. 144A company guaranty sr.
unsec. unsub. notes 3.6s, 2017 (Canada)	30,000	27,883

Glencore Finance Canada, Ltd. 144A company guaranty sr.
unsec. unsub. notes 2.7s, 2017 (Canada)	105,000	94,448

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4s, 2025	1,259,000	972,578

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 2 7/8s, 2020	522,000	417,600

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020	107,000	111,280

HD Supply, Inc. company guaranty sr. unsec. unsub. notes
11 1/2s, 2020	34,000	38,420

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021	65,000	65,325

Hexion, Inc. company guaranty sr. notes 6 5/8s, 2020	20,000	17,000

HudBay Minerals, Inc. company guaranty sr. unsec. notes
9 1/2s, 2020 (Canada)	135,000	107,663

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020	64,000	55,610

Huntsman International, LLC 144A company guaranty sr. unsec.
unsub. notes 5 1/8s, 2022	20,000	17,150

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	74,000	77,793

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018	30,000	20,400

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020	57,000	59,138

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	245,000	299,635

LyondellBasell Industries NV sr. unsec. unsub. notes
4 5/8s, 2055	190,000	161,137

Mercer International, Inc. company guaranty sr. unsec. notes
7 3/4s, 2022 (Canada)	55,000	55,550

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)	300,000	278,326

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	33,000	32,903

Momentive Performance Materials, Inc. company guaranty sr.
notes 3.88s, 2021	50,000	38,500

40 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Basic materials cont.
Momentive Performance Materials, Inc. escrow company
guaranty sr. notes 8 7/8s, 2020 F	$50,000	$1

Monsanto Company sr. unsec. notes 5 1/2s, 2025	640,000	710,053

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	21,000	22,107

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	9,000	9,475

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
7s, 2020 (Canada)	30,000	28,050

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)	20,000	16,400

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s,
2023 (Canada)	50,000	49,500

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	130,000	125,151

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	225,000	236,180

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	40,000	37,900

Platform Specialty Products Corp. 144A sr. unsec. notes
6 1/2s, 2022	80,000	68,800

PQ Corp. 144A sr. notes 8 3/4s, 2018	35,000	35,219

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub.
notes 1 5/8s, 2017 (United Kingdom)	525,000	523,177

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)	277,000	338,869

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes
4.45s, 2019	135,000	143,882

Rockwood Specialties Group, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2020	1,060,000	1,097,190

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
company guaranty sr. unsec. notes 10s, 2020	50,000	53,750

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty
sr. notes 9s, 2017	60,000	53,550

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2033	15,000	15,038

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	15,000	15,225

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	37,000	40,515

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	40,000	39,850

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024	25,000	24,500

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	20,000	19,775

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsub. notes 7 1/2s, 2025 (Ireland)	45,000	54,788

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2022	47,000	46,178

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2019	13,000	13,293

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2024	30,000	27,506

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/4s, 2023	4,000	3,660

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/8s, 2021	10,000	9,475

TMS International Corp. 144A company guaranty sr. unsec.
notes 7 5/8s, 2021	80,000	74,400

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023	155,000	143,763

Dynamic Asset Allocation Conservative Fund 41

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Basic materials cont.
USG Corp. 144A company guaranty sr. unsec. notes
5 7/8s, 2021	$10,000	$10,400

USG Corp. 144A company guaranty sr. unsec. notes
5 1/2s, 2025	55,000	54,863

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec.
bonds 6s, 2023	77,000	71,418

Westvaco Corp. company guaranty sr. unsec. unsub.
notes 8.2s, 2030	575,000	789,170

Westvaco Corp. company guaranty sr. unsec. unsub. notes
7.95s, 2031	175,000	227,451

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032 R	260,000	326,798

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 5/8s, 2024	75,000	73,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 1/8s, 2021	35,000	34,563

12,420,449
Capital goods (0.8%)
ADS Waste Holdings, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020	188,000	187,530

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019	122,000	134,200

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 6 1/4s, 2021	290,000	289,275

Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5 3/8s, 2024	35,000	34,038

Amstead Industries, Inc. 144A company guaranty sr. unsec.
notes 5s, 2022	85,000	83,725

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6 1/2s, 2023 (Canada)	40,000	40,400

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/2s, 2022	50,000	48,375

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/4s, 2024	25,000	23,125

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022	24,000	23,340

Berry Plastics Corp. company guaranty unsub. notes
5 1/8s, 2023	20,000	18,850

Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp. 144A
notes 6s, 2022 ##	25,000	25,063

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019	190,000	210,707

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)	60,000	51,300

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)	10,000	7,500

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	140,000	151,200

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6s, 2017 (Luxembourg)	525,000	573,348

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026	35,000	38,150

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	570,000	559,742

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	565,000	584,775

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. notes 7 3/4s, 2020 (Luxembourg)	40,000	40,400

42 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Capital goods cont.
Gates Global, LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022	$75,000	$60,750

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.6s, 2042	260,000	240,712

General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2 1/4s, 2022	160,000	153,362

Huntington Ingalls Industries, Inc. 144A company guaranty sr.
unsec. notes 5s, 2021	25,000	25,500

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes
5 7/8s, 2022	295,000	286,979

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	326,000	444,499

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022	35,000	37,188

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023	35,000	28,875

Moog, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2022	25,000	25,000

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023	60,000	52,950

Oshkosh Corp. company guaranty sr. sub. unsec. notes
5 3/8s, 2025	30,000	29,850

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022	50,000	50,750

Owens-Brockway Glass Container, Inc. 144A company guaranty
sr. unsec. notes 5 3/8s, 2025	25,000	24,000

Pittsburgh Glass Works, LLC 144A company guaranty sr.
notes 8s, 2018	69,000	71,415

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	195,000	214,837

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/
Reynolds Group Issuer Lu company guaranty sr. unsec. unsub.
notes 9 7/8s, 2019	100,000	103,500

Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5 3/8s, 2024	209,000	214,486

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021	73,000	70,628

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2021	54,000	56,295

TransDigm, Inc. company guaranty sr. unsec. sub. notes
6 1/2s, 2024	108,000	101,504

TransDigm, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2020	10,000	9,531

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	437,000	474,947

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 1/2s, 2022	175,000	165,375

6,067,976
Communication services (2.3%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 2 3/8s, 2016 (Mexico)	205,000	206,549

American Tower Corp. sr. unsec. notes 4s, 2025 R	735,000	717,153

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046	567,000	519,540

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019	360,000	400,302

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025	568,000	542,154

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017	525,000	526,968

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	27,000	28,148

Dynamic Asset Allocation Conservative Fund 43

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Communication services cont.
Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	$30,000	$26,700

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018	37,000	37,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	42,000	42,210

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022	23,000	21,563

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	65,000	59,638

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2022	34,000	34,255

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	13,000	13,260

CCO Safari II, LLC 144A company guaranty sr. notes
6.484s, 2045	673,000	678,956

CCO Safari II, LLC 144A company guaranty sr. notes
4.908s, 2025	337,000	335,383

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	50,000	43,750

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	13,000	12,098

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5 1/8s, 2021	88,000	77,495

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6 1/2s, 2017	525,000	560,883

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	539,000	709,433

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2035	82,000	104,395

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45s, 2037	300,000	379,660

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	80,000	84,616

Crown Castle International Corp. sr. unsec. unsub. notes
4 7/8s, 2022 R	24,000	24,840

Crown Castle Towers, LLC 144A company guaranty sr. notes
6.113s, 2020	410,000	456,025

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883s, 2020	115,000	124,220

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	37,000	29,184

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	146,000	129,575

Deutsche Telekom International Finance BV company guaranty
8 3/4s, 2030 (Netherlands)	163,000	233,037

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2024	45,000	38,222

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021	5,000	4,163

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024	14,000	11,690

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025	55,000	53,213

Frontier Communications Corp. 144A sr. unsec. notes
10 1/2s, 2022	100,000	97,500

Frontier Communications Corp. 144A sr. unsec. notes
8 7/8s, 2020	25,000	24,500

Intelsat Jackson Holdings SA company guaranty sr. unsec.
bonds 6 5/8s, 2022 (Bermuda)	23,000	17,940

44 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Communication services cont.
Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)	$47,000	$43,358

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
8 1/8s, 2023 (Luxembourg)	59,000	38,350

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7 3/4s, 2021 (Luxembourg)	128,000	84,480

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	135,000	177,928

Level 3 Communications, Inc. sr. unsec. unsub. notes
5 3/4s, 2022	20,000	19,625

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2020	45,000	46,575

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021	50,000	51,401

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5 3/8s, 2022	60,000	58,350

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	201,000	215,282

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s,
2023 (Canada)	34,000	33,575

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	44,000	46,558

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	55,000	61,360

Rogers Communications, Inc. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2043 (Canada)	410,000	386,680

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022	40,000	39,250

SBA Telecommunications, Inc. company guaranty sr. unsec.
unsub. notes 5 3/4s, 2020	14,000	14,420

Sprint Capital Corp. company guaranty 6 7/8s, 2028	92,000	66,010

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020	27,000	22,613

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9s, 2018	104,000	109,127

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023	195,000	157,828

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021	184,000	150,650

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836s, 2023	2,000	1,980

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.633s, 2021	20,000	19,950

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 5/8s, 2023	197,000	194,538

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.464s, 2019	17,000	17,298

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2025	335,000	321,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2021	60,000	59,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2022	93,000	90,443

T-Mobile USA, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023	20,000	19,300

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028	365,000	472,565

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)	300,000	293,250

Dynamic Asset Allocation Conservative Fund 45

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Communication services cont.
Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57s, 2023 (Spain)	$300,000	$313,713

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019	152,000	173,187

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020	397,000	398,178

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	33,000	37,805

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522s, 2048	2,321,000	2,039,667

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034	775,000	721,105

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub.
bonds 8s, 2022	165,000	205,867

Verizon New York, Inc. company guaranty sr. unsec. notes
Ser. B, 7 3/8s, 2032	291,000	336,601

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds
8.35s, 2030	505,000	626,819

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)	129,000	126,259

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017
(United Kingdom)	909,000	903,933

West Corp. 144A company guaranty sr. unsec. notes
5 3/8s, 2022	110,000	101,613

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. notes 10 1/4s, 2019	90,000	90,675

Windstream Services, LLC company guaranty sr. unsec. unsub.
notes 7 3/4s, 2021	70,000	54,250

Windstream Services, LLC company guaranty sr. unsec. unsub.
notes 6 3/8s, 2023	69,000	49,721

16,899,355
Consumer cyclicals (3.3%)
21st Century Fox America, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2024	300,000	378,587

21st Century Fox America, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2045	1,048,000	1,437,893

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	517,000	514,842

AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5 7/8s, 2022	33,000	33,165

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025	40,000	38,900

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10 1/4s, 2022	65,000	66,300

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020	482,000	529,284

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044	330,000	312,555

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017	99,000	96,030

Bon-Ton Department Stores, Inc. (The) company guaranty
notes 8s, 2021	52,000	30,680

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6 7/8s, 2023	40,000	40,600

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)	63,000	62,213

46 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)	$95,000	$91,675

Building Materials Corp. of America 144A sr. unsec. notes
6 3/4s, 2021	37,000	39,405

Building Materials Corp. of America 144A sr. unsec. notes
5 3/8s, 2024	90,000	88,875

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	310,000	402,658

CCM Merger, Inc. 144A company guaranty sr. unsec. notes
9 1/8s, 2019	37,000	39,220

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 3/8s, 2024	13,000	13,033

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 1/4s, 2021	40,000	40,500

Cinemark USA, Inc. company guaranty sr. unsec. notes
5 1/8s, 2022	10,000	9,800

Cinemark USA, Inc. company guaranty sr. unsec. notes
4 7/8s, 2023	17,000	16,235

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021	15,000	15,675

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. notes 7 5/8s, 2020	54,000	54,810

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2022	190,000	190,713

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019	29,000	20,808

Daimler Finance North America, LLC 144A company guaranty
sr. unsec. unsub. notes 2 3/8s, 2018	972,000	973,406

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024	30,000	28,875

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023	115,000	115,863

Diageo Investment Corp. company guaranty sr. unsec.
debs. 8s, 2022	135,000	174,711

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	445,000	424,061

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023	70,000	68,775

Entercom Radio, LLC company guaranty sr. unsec. sub. notes
10 1/2s, 2019	59,000	61,803

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	350,000	387,940

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 3/4s, 2023	20,000	20,750

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes
5 1/4s, 2020	15,000	15,381

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes
8 1/4s, 2021	200,000	212,240

First Cash Financial Services, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2021 (Mexico)	24,000	24,000

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	95,000	110,812

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047	245,000	349,461

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031	575,000	714,271

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	140,000	177,344

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020	865,000	1,035,958

Dynamic Asset Allocation Conservative Fund 47

CORPORATE BONDS AND NOTES (24.9%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Garda World Security Corp. 144A company guaranty sr. unsec.
unsub. notes 7 1/4s, 2021 (Canada)		$37,000	$33,948

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043		15,000	15,955

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		135,000	126,690

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3 1/4s, 2018		80,000	80,929

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3s, 2017		163,000	164,799

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. Notes 3.45s, 2022		675,000	649,273

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.3s, 2025		200,000	193,483

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4s, 2025		95,000	89,965

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		37,000	32,560

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 7/8s, 2020		57,000	57,713

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. notes 4 3/8s, 2018		155,000	156,163

Gray Television, Inc. company guaranty sr. unsec. notes
7 1/2s, 2020		63,000	64,575

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	70,000	53,765

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$360,000	388,836

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds
9.15s, 2023		105,000	138,321

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041		300,000	377,915

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022		475,000	474,794

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R		147,000	166,311

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R		658,000	714,496

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		315,000	320,009

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		80,000	77,991

Igloo Holdings Corp. 144A sr. unsec. unsub. notes
8 1/4s, 2017 ‡‡		70,000	70,175

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2021		100,000	84,025

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2019		79,000	67,940

INVISTA Finance, LLC 144A company guaranty sr. notes
4 1/4s, 2019		130,000	125,450

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5 7/8s, 2021		52,000	53,560

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8 1/8s, 2019		25,000	25,000

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65s, 2020		135,000	121,500

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡		45,000	36,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		105,000	97,125

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064		405,000	359,188

48 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	$40,000	$44,450

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022	23,000	24,179

Lamar Media Corp. company guaranty sr. sub. notes
5 7/8s, 2022	27,000	28,046

Lamar Media Corp. company guaranty sr. unsec. notes
5 3/8s, 2024	40,000	40,400

Lender Processing Services, Inc./Black Knight Lending
Solutions, Inc. company guaranty sr. unsec. unsub. notes
5 3/4s, 2023	37,000	39,405

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2022	110,000	106,788

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 1/2s, 2019	25,000	25,275

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	80,000	82,000

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 6.9s, 2029	159,000	193,431

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5 1/8s, 2042	190,000	178,057

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 4.3s, 2043	500,000	423,042

Masonite International Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	25,000	25,500

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	60,000	58,200

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec.
notes 4.4s, 2026	355,000	360,259

Media General Financing Sub, Inc. 144A sr. unsec. notes
5 7/8s, 2022	60,000	59,550

MGM Resorts International company guaranty sr. unsec. notes
6 3/4s, 2020	50,000	51,625

MGM Resorts International company guaranty sr. unsec. notes
5 1/4s, 2020	90,000	88,650

MGM Resorts International company guaranty sr. unsec. unsub.
notes 8 5/8s, 2019	65,000	71,338

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021	45,000	46,013

Navistar International Corp. sr. notes 8 1/4s, 2021	59,000	47,348

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7 1/8s, 2028	40,000	39,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
notes 8 3/4s, 2021 ‡‡	150,000	154,500

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. notes 5 1/2s, 2021 (Luxembourg)	65,000	65,000

Nordstrom, Inc. sr. unsec. notes 5s, 2044	195,000	208,753

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028	620,000	775,186

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021	70,000	73,500

O’Reilly Automotive, Inc. company guaranty sr. unsec. unsub.
notes 3.85s, 2023	90,000	92,413

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 7/8s, 2025	30,000	30,525

Dynamic Asset Allocation Conservative Fund 49

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5 5/8s, 2024	$57,000	$57,713

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A
sr. unsec. notes 5 5/8s, 2024	5,000	5,069

Owens Corning company guaranty sr. unsec. notes 9s, 2019	20,000	23,782

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021	74,000	74,648

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/4s, 2022	53,000	53,133

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024	45,000	44,100

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec.
notes 9 1/4s, 2018	27,000	27,439

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017 ‡‡	25,000	25,188

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025	570,000	566,552

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7 7/8s, 2032	60,000	69,000

QVC, Inc. company guaranty sr. notes 4.85s, 2024	120,000	116,270

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023	240,000	229,500

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022	105,000	103,163

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019	51,000	53,040

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018	63,000	66,386

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023	55,000	54,175

Scientific Games Corp. company guaranty sr. unsec. sub. notes
8 1/8s, 2018	15,000	13,950

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10s, 2022	170,000	148,325

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6 1/4s, 2020	15,000	10,763

Scientific Games International, Inc. 144A company guaranty sr.
notes 7s, 2022	45,000	44,325

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
6 3/8s, 2021	40,000	40,200

Sinclair Television Group, Inc. company guaranty sr. unsec. notes
5 3/8s, 2021	119,000	116,323

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
notes 5 5/8s, 2024	15,000	13,631

Sirius XM Radio, Inc. 144A company guaranty sr. unsec.
notes 6s, 2024	43,000	43,108

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020	90,000	91,800

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022	13,000	13,488

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021	90,000	90,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2022	3,000	3,184

Spectrum Brands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020	3,000	3,165

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	35,000	35,700

50 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Spectrum Brands, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/8s, 2024	$30,000	$30,900

Standard Pacific Corp. company guaranty sr. unsec. notes
6 1/4s, 2021	50,000	53,375

Standard Pacific Corp. company guaranty sr. unsec. notes
5 7/8s, 2024	25,000	25,625

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	48,000	45,120

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 5/8s, 2024	23,000	21,994

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 1/4s, 2021	20,000	19,900

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020	27,000	27,675

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019	19,000	19,285

TEGNA, Inc. 144A company guaranty sr. unsec. notes
4 7/8s, 2021	90,000	88,200

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	355,000	343,084

Toyota Motor Credit Corp. sr. unsec. unsub. notes
Ser. MTN, 2s, 2018	486,000	491,094

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
1 1/4s, 2017	525,000	525,649

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024	100,000	98,000

Tribune Media Co. 144A company guaranty sr. unsec. notes
5 7/8s, 2022	50,000	48,500

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes
4 1/2s, 2021	14,000	13,790

Univision Communications, Inc. 144A company guaranty sr.
notes 5 1/8s, 2025	15,000	14,063

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021	93,000	96,720

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025	70,000	68,163

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037	198,000	259,955

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	120,000	134,330

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040	655,000	727,060

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	120,000	122,954

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041	50,000	52,069

23,876,219
Consumer staples (1.8%)
Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024	128,000	132,477

Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85s, 2022	500,000	489,922

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. notes 1 1/4s, 2018	525,000	520,469

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.2s, 2039	530,000	745,497

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2 1/2s, 2022	500,000	478,442

Ashtead Capital, Inc. 144A company guaranty notes
5 5/8s, 2024	200,000	199,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	50,000	48,402

Dynamic Asset Allocation Conservative Fund 51

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Consumer staples cont.
BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4 5/8s, 2022 (Canada)	$215,000	$210,163

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)	110,000	111,650

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023	25,000	25,063

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	133,000	127,680

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes
8 1/2s, 2019	10,000	11,947

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub.
notes 4.1s, 2016	90,000	91,127

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	315,000	301,410

CEC Entertainment, Inc. company guaranty sr. unsec.
notes 8s, 2022	50,000	49,250

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021	155,000	141,825

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023	340,000	349,004

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019	776,000	892,517

Constellation Brands, Inc. company guaranty sr. unsec. notes
4 1/4s, 2023	14,000	13,965

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016	45,000	46,800

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022	50,000	54,625

Corrections Corp. of America company guaranty sr. unsec. notes
4 5/8s, 2023 R	84,000	80,640

Corrections Corp. of America company guaranty sr. unsec. notes
4 1/8s, 2020 R	13,000	12,935

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	525,000	532,631

CVS Pass-Through Trust sr. notes 6.036s, 2028	52,263	59,095

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036	257,853	268,953

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023	50,000	50,813

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1 1/2s, 2017 (United Kingdom)	770,000	772,176

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021	117,000	70,200

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
bonds 4 1/2s, 2045	385,000	356,051

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 7s, 2037	300,000	373,060

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 5 5/8s, 2042	363,000	389,271

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 3.85s, 2024	139,000	141,116

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020 (Brazil)	17,000	17,723

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021 (Brazil)	140,000	145,250

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021 (Brazil)	30,000	31,125

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039	375,000	466,163

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	350,000	422,671

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038	655,000	824,330

52 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Consumer staples cont.
Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018	$17,000	$17,425

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	112,000	119,560

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	300,000	367,146

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	270,000	309,847

Molson Coors Brewing Co. company guaranty sr. unsec. unsub.
notes 5s, 2042	230,000	202,802

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	82,000	96,935

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044	405,000	400,109

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	521,000	524,534

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	30,000	29,475

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021	42,000	40,950

Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 5 3/4s, 2021	67,000	64,990

Rite Aid Corp. 144A company guaranty sr. unsec. notes
6 1/8s, 2023	65,000	64,513

United Rentals North America, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2022	25,000	26,500

United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2024	24,000	22,980

United Rentals North America, Inc. company guaranty sr. unsec.
notes 5 1/2s, 2025	65,000	60,856

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023	47,000	46,853

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡	60,000	48,300

Walgreens Boots Alliance, Inc. company guaranty sr. unsec.
unsub. notes 3.3s, 2021	400,000	404,897

WhiteWave Foods Co. (The) company guaranty sr. unsec.
unsub. notes 5 3/8s, 2022	65,000	67,438

12,971,548
Energy (1.7%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	21,000	21,821

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	125,000	137,518

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019	185,000	208,775

Antero Resources Corp. company guaranty sr. unsec. notes
5 1/8s, 2022	37,000	31,820

Antero Resources Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	35,000	30,713

Antero Resources Finance Corp. company guaranty sr. unsec.
notes 5 3/8s, 2021	43,000	37,840

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	45,000	42,263

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022	192,000	186,927

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 5/8s, 2024 (Canada)	28,000	22,120

Baytex Energy Corp. 144A company guaranty sr. unsec. notes
5 1/8s, 2021 (Canada)	8,000	6,480

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 3.2s, 2016 (United Kingdom)	570,000	576,465

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 2.315s, 2020 (United Kingdom)	325,000	326,156

Dynamic Asset Allocation Conservative Fund 53

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Energy cont.
BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 1.846s, 2017 (United Kingdom)	$525,000	$529,513

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7 1/2s, 2020	14,000	8,750

California Resources Corp. company guaranty sr. unsec.
notes 6s, 2024	160,000	95,300

California Resources Corp. company guaranty sr. unsec.
notes 5s, 2020	85,000	54,665

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s,
2017 (Canada)	1,045,000	1,102,804

Chaparral Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2021	17,000	5,175

Chesapeake Energy Corp. company guaranty sr. unsec. notes
5 3/4s, 2023	89,000	58,045

Chesapeake Energy Corp. company guaranty sr. unsec. notes
4 7/8s, 2022	27,000	17,618

Chesapeake Energy Corp. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021	27,000	18,816

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield
Finance, Inc. company guaranty sr. unsec. unsub. notes
6 5/8s, 2019	54,000	33,615

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017	517,000	514,928

Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022	54,000	53,055

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2023	54,000	51,300

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022	24,000	22,860

ConocoPhillips Co. company guaranty sr. unsec. notes
1.05s, 2017	525,000	520,799

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes
5 7/8s, 2022	33,000	22,193

DCP Midstream Operating LP company guaranty sr. unsec.
notes 2.7s, 2019	180,000	161,114

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021	7,000	4,428

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2022	33,000	19,635

EQT Midstream Partners LP company guaranty sr. unsec.
notes 4s, 2024	50,000	44,137

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	34,000	10,030

Exterran Partners LP/EXLP Finance Corp. company guaranty sr.
unsec. notes 6s, 2022	127,000	106,363

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022	89,000	78,120

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2023	30,000	26,543

FTS International, Inc. 144A company guaranty sr. FRN
7.837s, 2020	20,000	14,806

54 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Energy cont.
Gulfport Energy Corp. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2020	$20,000	$19,650

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes
6 5/8s, 2023	40,000	36,800

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020	10,000	3,400

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2021	114,000	34,200

Halcon Resources Corp. 144A company guaranty notes
8 5/8s, 2020	30,000	25,050

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	140,000	157,080

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. notes 7 1/4s, 2020	40,000	42,050

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. notes 5 1/2s, 2022	13,000	12,675

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec.
notes 5s, 2024	20,000	17,000

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	40,000	49,676

Key Energy Services, Inc. company guaranty unsec. unsub.
notes 6 3/4s, 2021	63,000	21,735

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	49,000	10,780

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2021	25,000	5,188

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/4s, 2019	110,000	28,050

Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. unsub. notes 10 3/8s, 2017 (Canada) F	59,000	3

Lukoil International Finance BV 144A company guaranty sr.
unsec. notes 4.563s, 2023 (Russia)	200,000	178,520

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	125,000	132,713

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016
(In default) †	130,000	39,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	90,000	87,300

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026	35,000	32,025

Noble Holding International, Ltd. company guaranty sr. unsec.
notes 6.05s, 2041	285,000	178,132

Oasis Petroleum, Inc. company guaranty sr. unsec. notes
6 7/8s, 2023	25,000	19,125

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6 7/8s, 2022	95,000	75,269

Offshore Group Investment, Ltd. company guaranty sr. notes
7 1/8s, 2023 (Cayman Islands)	50,000	16,000

Paragon Offshore PLC 144A company guaranty sr. unsec. notes
6 3/4s, 2022	25,000	3,250

Paragon Offshore PLC 144A company guaranty sr. unsec.
unsub. notes 7 1/4s, 2024	90,000	11,700

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)	200,000	182,470

Dynamic Asset Allocation Conservative Fund 55

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Energy cont.
PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s,
2020 (Canada)	$30,000	$6,600

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	115,000	79,350

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	950,000	638,875

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6s, 2026 (Venezuela)	270,000	86,387

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6 3/8s, 2045 (Mexico)	150,000	134,760

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5 1/2s, 2021 (Mexico)	900,000	945,158

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4 7/8s, 2024 (Mexico)	150,000	145,185

Petroleos Mexicanos 144A company guaranty sr. unsec. notes
4 1/2s, 2026 (Mexico)	50,000	45,884

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 5 5/8s, 2046 (Mexico)	270,000	218,446

Phillips 66 company guaranty sr. unsec. unsub. notes
2.95s, 2017	525,000	537,097

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. notes 5 5/8s, 2022	30,000	26,400

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A
company guaranty sr. unsec. notes 5 5/8s, 2023	35,000	30,450

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020	20,000	19,350

Samson Investment Co. company guaranty sr. unsec. unsub.
notes 9 3/4s, 2020 (In default) †	113,000	1,695

SandRidge Energy, Inc. 144A company guaranty notes
8 3/4s, 2020	75,000	45,469

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s,
2023 (Canada)	35,000	31,325

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s,
2020 (Canada)	62,000	59,675

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022	15,000	6,000

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5.2s, 2017 (Netherlands)	564,000	596,771

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 2 1/8s, 2020 (Netherlands)	140,000	140,121

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	23,000	21,850

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	10,000	9,200

Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	170,000	187,268

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)	14,000	7,840

Total Capital International SA company guaranty sr. unsec.
unsub. notes 1.55s, 2017 (France)	517,000	520,786

Triangle USA Petroleum Corp. 144A sr. unsec. notes
6 3/4s, 2022	25,000	10,500

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021	60,000	50,100

Weatherford International, LLC company guaranty sr. unsec.
unsub. notes 6.8s, 2037	90,000	69,965

56 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Energy cont.
Weatherford International, Ltd./Bermuda company guaranty sr.
unsec. notes 9 7/8s, 2039 (Bermuda)	$300,000	$299,752

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021	104,000	89,960

Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	3,543

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	15,000	15,242

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024	240,000	190,303

Williams Partners LP sr. unsec. notes 5.4s, 2044	75,000	60,099

Williams Partners LP sr. unsec. notes 4.3s, 2024	75,000	68,057

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6 1/8s, 2022	17,000	17,297

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 4 7/8s, 2023	90,000	82,800

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	17,000	14,620

12,136,531
Financials (8.6%)
Abbey National Treasury Services PLC/London company
guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)	564,000	563,970

ABN Amro Bank NV 144A sr. unsec. notes 2.45s,
2020 (Netherlands)	605,000	609,383

Aflac, Inc. sr. unsec. notes 6.9s, 2039	135,000	175,001

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022	85,000	84,552

Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022	50,000	48,750

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8s, 2031	80,000	92,675

Ally Financial, Inc. company guaranty sr. unsec. unsub.
notes 8s, 2020	24,000	27,600

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020	44,000	49,940

Ally Financial, Inc. unsec. sub. notes 8s, 2018	30,000	33,075

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s,
perpetual maturity	150,000	145,122

American Express Co. sr. unsec. bonds 8 1/8s, 2019	515,000	623,001

American Express Co. sr. unsec. notes 7s, 2018	396,000	444,905

American Express Co. sr. unsec. notes 6.15s, 2017	694,000	752,983

American International Group, Inc. jr. sub. FRB 8.175s, 2058	231,000	305,498

ARC Properties Operating Partnership LP/Clark Acquisition, LLC
company guaranty sr. unsec. unsub. notes 4.6s, 2024 R	240,000	230,400

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	235,000	268,012

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	310,000	320,463

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual
maturity (France)	255,000	271,736

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s,
perpetual maturity (Spain)	200,000	211,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	390,000	389,961

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s,
perpetual maturity	622,000	603,340

Dynamic Asset Allocation Conservative Fund 57

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Financials cont.
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s,
perpetual maturity	$25,000	$25,500

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017	340,000	340,894

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	827,000	830,058

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017	750,000	787,868

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s,
2017 (Canada)	517,000	526,341

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017	445,000	450,577

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes
Ser. MTN, 2 1/2s, 2016	65,000	65,385

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s,
2017 (Canada)	525,000	524,113

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05s,
2018 (Canada)	509,000	513,150

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes
1.2s, 2017 (Japan)	450,000	448,104

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	644,000	847,021

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity
(United Kingdom)	810,000	777,600

BBVA International Preferred SAU company guaranty jr. unsec.
sub. FRB 5.919s, perpetual maturity (Spain)	55,000	55,688

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes
7 1/4s, 2018	46,000	51,499

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 4.3s, 2043	151,000	145,477

BNP Paribas SA company guaranty sr. unsec. unsub. bonds
Ser. MTN, 1 3/8s, 2017 (France)	678,000	678,448

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)	190,000	193,064

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	265,000	279,430

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)	200,000	203,099

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	140,000	152,507

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	405,000	426,097

CBL & Associates LP company guaranty sr. unsec. unsub. notes
5 1/4s, 2023 R	440,000	458,368

CBRE Services, Inc. company guaranty sr. unsec. notes
5 1/4s, 2025	25,000	25,345

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023	43,000	43,222

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2026	335,000	332,484

CIT Group, Inc. sr. unsec. notes 5s, 2023	27,000	26,865

CIT Group, Inc. sr. unsec. notes 5s, 2022	170,000	169,788

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	37,000	38,758

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019	24,000	23,865

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019	44,000	45,650

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s,
perpetual maturity	416,000	392,080

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s, perpetual maturity	65,000	63,863

58 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Financials cont.
Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017	$631,000	$656,140

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025	340,000	369,813

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025	170,000	172,550

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020	35,000	35,700

Commerzbank AG 144A unsec. sub. notes 8 1/8s,
2023 (Germany)	625,000	724,756

Commonwealth Bank of Australia/New York, NY sr. unsec.
bonds Ser. GMTN, 1 5/8s, 2018	325,000	325,463

Commonwealth Bank of Australia/New York, NY sr. unsec.
unsub. bonds 1 1/8s, 2017	718,000	718,635

Community Choice Financial, Inc. company guaranty sr. notes
10 3/4s, 2019	33,000	10,890

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
Netherlands (Rabobank Nederland) company guaranty sr.
unsec. notes 3 3/8s, 2017 (Netherlands)	470,000	483,039

Credit Acceptance Corp. company guaranty sr. unsec. bonds
6 1/8s, 2021	162,000	159,570

Credit Acceptance Corp. 144A company guaranty sr. unsec.
notes 7 3/8s, 2023	30,000	30,675

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)	200,000	192,134

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s,
perpetual maturity (Switzerland)	225,000	234,563

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	125,000	152,698

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)	401,000	389,248

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	621,000	669,262

DFC Finance Corp. 144A company guaranty sr. notes
10 1/2s, 2020	65,000	38,188

Duke Realty LP company guaranty sr. unsec. unsub. notes
4 3/8s, 2022 R	207,000	216,394

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022	45,000	47,700

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023	55,000	55,550

EPR Properties unsec. notes 5 1/4s, 2023 R	280,000	287,170

Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4 7/8s, 2024	190,000	185,250

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity	93,000	85,095

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023	345,000	361,995

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067	1,450,000	1,555,125

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	1,200,000	1,625,004

General Electric Capital Corp. sr. unsec. notes
Ser. MTN, 5.4s, 2017	781,000	825,901

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB
6.15s, 2066	312,000	143,520

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	1,105,000	1,288,671

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55s, 2019	615,000	618,988

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2 3/8s, 2018	319,000	323,166

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5 1/8s, 2022	160,000	177,619

Dynamic Asset Allocation Conservative Fund 59

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Financials cont.
HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	$695,000	$772,827

HCP, Inc. sr. unsec. notes 4 1/4s, 2023 R	335,000	337,160

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3 7/8s, 2025 R	225,000	218,611

Hospitality Properties Trust sr. unsec. unsub. notes
4 1/2s, 2025 R	35,000	34,295

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT,
5 5/8s, 2035 (United Kingdom)	250,000	281,895

HSBC Capital Funding LP 144A company guaranty jr. unsec.
sub. FRB 10.176s, perpetual maturity (United Kingdom)	125,000	188,125

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	1,045,000	1,222,677

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024	155,000	157,646

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
notes 8 1/8s, 2019 ‡‡	10,000	9,650

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021	77,000	73,535

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6s, 2020	105,000	107,888

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2022	57,000	57,356

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	1,365,000	1,481,834

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	20,000	21,300

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022	44,000	47,080

iStar, Inc. sr. unsec. notes 5s, 2019 R	5,000	4,750

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s,
perpetual maturity	136,000	141,270

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	523,000	527,430

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026	515,000	512,963

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018	618,000	621,311

KKR Group Finance Co. III, LLC 144A company guaranty sr.
unsec. unsub. bonds 5 1/8s, 2044	250,000	243,729

KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2020	525,000	615,979

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. bonds 7.8s, 2037	390,000	453,375

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	135,000	170,803

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual
maturity (United Kingdom)	340,000	347,106

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024
(United Kingdom)	425,000	427,231

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s,
perpetual maturity (United Kingdom)	110,000	122,925

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s,
2020 (Australia)	410,000	416,559

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.097s, 2026	100,000	86,434

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037	870,000	1,001,498

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037	385,000	471,625

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	540,000	561,331

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021	210,000	233,200

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023 R	370,000	379,609

60 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value
Financials cont.
Morgan Stanley sr. unsec. notes 4 3/4s, 2017	$620,000	$649,499

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R	45,000	47,025

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R	115,000	120,606

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s,
2018 (Australia)	525,000	532,684

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2020	90,000	81,900

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2021	50,000	41,500

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 5 7/8s, 2022	101,000	106,934

Neuberger Berman Group, LLC/Neuberger Berman Finance
Corp. 144A sr. unsec. notes 4 7/8s, 2045	290,000	258,100

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2019	25,000	22,375

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,129,000	1,241,346

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. notes 6 3/4s, 2019	45,000	46,575

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. unsub. notes 7 1/4s, 2021	45,000	45,900

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976s, 2025	745,000	750,288

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	19,000	19,000

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	50,000	45,000

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017	525,000	525,287

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	267,000	290,166

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	275,000	277,750

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6 3/4s, 2021	57,000	54,150

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038	320,000	368,800

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043	141,000	145,935

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044	157,000	154,645

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	120,000	126,511

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s,
2018 (Canada)	525,000	532,863

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U,
7.64s, perpetual maturity (United Kingdom)	125,000	131,563

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s,
perpetual maturity (United Kingdom	595,000	593,697

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s,
2024 (United Kingdom)	560,000	564,448

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018
(United Kingdom)	505,000	523,091

Royal Bank of Scotland PLC (The) company guaranty sr. unsec.
unsub. notes 6 1/8s, 2021 (United Kingdom)	625,000	728,569

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes
4 5/8s, 2016	93,000	94,782

Dynamic Asset Allocation Conservative Fund 61

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Financials cont.
Santander Issuances SAU 144A company guaranty sr. unsec.
unsub. notes 5.911s, 2016 (Spain)	$300,000	$303,008

Santander UK Group Holdings PLC 144A unsec. sub. notes
4 3/4s, 2025 (United Kingdom)	430,000	424,970

Santander UK PLC 144A unsec. sub. notes 5s, 2023
(United Kingdom)	525,000	552,443

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Russia)	300,000	303,945

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	50,000	50,934

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	50,000	50,181

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R	155,000	159,314

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019 R	555,000	561,240

Simon Property Group LP 144A sr. unsec. unsub. notes
1 1/2s, 2018 R	476,000	475,216

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019	20,000	19,550

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021	25,000	26,688

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020	173,000	173,649

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031
(United Kingdom)	345,000	431,026

Standard Chartered PLC unsec. sub. notes 5.7s, 2022
(United Kingdom)	595,000	619,710

Svenska Handelsbanken AB company guaranty sr. unsec. notes
2 7/8s, 2017 (Sweden)	272,000	278,464

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4 1/4s, 2042	435,000	415,255

TIERS Trust/United States 144A sr. bonds stepped-coupon
zero % (8 1/8s, 3/15/18), 2046 ††	480,000	501,600

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
8 1/2s, 2018	17,000	13,388

Travelers Property Casualty Corp. sr. unsec. unsub. bonds
7 3/4s, 2026	190,000	254,401

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT,
5 7/8s, 2017	469,000	510,661

US Bank of NA/Cincinnati, OH sr. unsec. notes
Ser. BKNT, 1.1s, 2017	550,000	550,855

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902s, 2020 (Russia)	200,000	201,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	1,887,000	1,938,213

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95s, 2022 (Russia)	700,000	616,000

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	500,000	545,043

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	60,000	64,473

Walter Investment Management Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2021	40,000	34,200

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023	45,000	43,088

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s,
perpetual maturity	285,000	289,988

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017	517,000	524,224

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)	155,000	155,739

62 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Financials cont.
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)	$80,000	$88,871

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	170,000	173,478

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037	426,000	432,390

62,609,748
Health care (1.7%)
AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020	590,000	586,741

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022	525,000	514,108

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017	471,000	472,399

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
6 1/8s, 2021	100,000	104,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes
5 1/8s, 2022	50,000	49,250

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
4 3/4s, 2045 (Luxembourg)	458,000	415,843

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
3.45s, 2022 (Luxembourg)	228,000	225,386

Actavis Funding SCS company guaranty sr. unsec. unsub. notes
2.35s, 2018 (Luxembourg)	385,000	386,532

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	318,000	395,522

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023	75,000	71,813

Amgen, Inc. sr. unsec. notes 3.45s, 2020	500,000	519,323

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	525,000	531,674

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	99,000	128,401

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)	525,000	572,015

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022	705,000	710,555

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg) ‡‡	44,000	44,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	65,000	64,675

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2021	10,000	10,175

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018	10,000	10,225

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2022	10,000	10,212

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021	350,000	376,093

Concordia Healthcare Corp. 144A company guaranty sr. unsec.
notes 7s, 2023 (Canada)	60,000	52,500

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022	73,000	62,780

DPx Holdings BV 144A sr. unsec. notes 7 1/2s,
2022 (Netherlands)	134,000	135,340

Endo Finance, LLC 144A company guaranty sr. unsec. notes
5 3/4s, 2022	23,000	22,770

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 3/8s, 2023	40,000	38,450

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2022	45,000	45,900

HCA, Inc. company guaranty sr. notes 5s, 2024	170,000	170,425

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019	90,000	89,775

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025	15,000	14,850

Dynamic Asset Allocation Conservative Fund 63

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Health care cont.
HCA, Inc. sr. notes 6 1/2s, 2020	$130,000	$141,700

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	14,000	15,750

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022	15,000	15,150

Jaguar Holding Co. II/Pharmaceutical Product Development,
LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023	60,000	58,350

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s,
2020 (Netherlands) ‡‡	45,000	45,450

Johnson & Johnson sr. unsec. notes 5.15s, 2018	329,000	364,582

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018	88,000	92,400

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC
144A company guaranty sr. unsec. unsub. notes 5 1/2s,
2025 (Luxembourg)	40,000	35,800

Medtronic, Inc. company guaranty sr. unsec. sub. notes
4 3/8s, 2035	190,000	192,070

Medtronic, Inc. company guaranty sr. unsec. sub. notes
3 1/2s, 2025	190,000	193,865

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018	453,000	453,224

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.95s, 2024 R	220,000	222,393

Omega Healthcare Investors, Inc. 144A company guaranty sr.
unsec. notes 4 1/2s, 2027 R	680,000	647,700

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022	482,000	520,560

Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2024	284,000	295,715

Service Corporation International sr. unsec. unsub. notes
5 3/8s, 2022	54,000	55,620

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6 1/2s, 2023	45,000	44,663

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024	30,000	30,150

Tenet Healthcare Corp. company guaranty sr. bonds
4 1/2s, 2021	19,000	18,715

Tenet Healthcare Corp. company guaranty sr. bonds
4 3/8s, 2021	29,000	28,275

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	63,000	67,174

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020	60,000	63,300

Tenet Healthcare Corp. 144A company guaranty sr. FRN
3.837s, 2020	60,000	59,588

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	235,000	258,979

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	345,000	353,537

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042	540,000	511,342

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023	535,000	527,271

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 7s, 2020	17,000	17,340

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 3/8s, 2020	73,000	72,909

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2021	4,000	3,800

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023	25,000	23,750

64 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Health care cont.
Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
6 1/8s, 2025	$55,000	$52,388

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 7/8s, 2023	60,000	57,300

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
5 3/8s, 2020	60,000	58,200

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020	70,000	72,800

12,503,542
Technology (1.1%)
ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 3/8s, 2020	70,000	73,063

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	350,000	346,507

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	453,000	414,543

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024	275,000	282,838

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019	25,000	25,409

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	79,000	36,538

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	97,000	76,873

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes
3.15s, 2017	595,000	614,589

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017	238,000	238,784

CommScope Technologies Finance, LLC 144A sr. unsec.
notes 6s, 2025	45,000	43,172

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	525,000	522,012

Fidelity National Information Services, Inc. company guaranty sr.
unsec. unsub. notes 5s, 2022	76,000	79,425

First Data Corp. company guaranty sr. unsec. notes
12 5/8s, 2021	10,000	11,363

First Data Corp. company guaranty sr. unsec. sub. notes
11 3/4s, 2021	50,000	55,500

First Data Corp. 144A company guaranty notes 8 1/4s, 2021	152,000	157,700

First Data Corp. 144A sr. notes 5 3/8s, 2023	60,000	59,400

Freescale Semiconductor, Inc. 144A company guaranty sr.
notes 5s, 2021	24,000	24,360

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022	39,000	40,755

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	588,000	639,111

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017	447,000	453,632

Honeywell International, Inc. sr. unsec. unsub. notes
5 3/8s, 2041	255,000	305,407

Honeywell International, Inc. sr. unsec. unsub. notes
4 1/4s, 2021	150,000	166,895

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	675,000	636,071

Infor US, Inc. 144A sr. notes 5 3/4s, 2020	22,000	21,890

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022	140,000	128,450

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017	525,000	524,061

Iron Mountain, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2023 R	47,000	47,000

Iron Mountain, Inc. 144A company guaranty sr. unsec.
notes 6s, 2020 R	30,000	30,291

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	50,000	55,875

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022	85,000	83,831

Dynamic Asset Allocation Conservative Fund 65

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Technology cont.
Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023	$35,000	$32,193

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	475,000	518,699

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	310,000	345,151

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045	137,000	129,271

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	200,000	195,075

Plantronics, Inc. 144A company guaranty sr. unsec. notes
5 1/2s, 2023	70,000	70,175

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	200,000	194,000

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019	34,000	28,900

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	164,000	181,532

Zebra Technologies Corp. 144A sr. unsec. unsub. notes
7 1/4s, 2022	95,000	101,175

7,991,516
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023	165,000	149,738

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	65,000	71,190

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5 3/4s, 2040	300,000	344,014

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044	370,000	338,778

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	87,994	100,313

FedEx Corp. company guaranty sr. unsec. unsub. notes
2 5/8s, 2022	75,000	73,413

United Airlines 2014-2 Class A Pass Through Trust sr. notes
Ser. A, 3 3/4s, 2026	260,000	259,675

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	83,407	89,246

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023	123,000	121,770

1,548,137
Utilities and power (1.7%)
AES Corp./Virginia (The) sr. unsec. notes 8s, 2020	30,000	33,900

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025	440,000	389,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021	100,000	103,750

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023	20,000	17,500

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021	245,000	266,042

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	60,000	62,339

Beaver Valley II Funding Corp. sr. bonds 9s, 2017	35,000	37,800

Calpine Corp. sr. unsec. notes 5 3/4s, 2025	100,000	93,500

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	13,000	13,553

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024	10,000	10,363

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037	25,000	24,851

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036	208,000	251,190

Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7 1/8s, 2018	402,000	467,132

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub.
notes 4.2s, 2042	205,000	199,749

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	13,000	13,065

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	435,000	439,938

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022	5,000	5,044

66 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Utilities and power cont.
Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019	$90,000	$90,225

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7 5/8s, 2024	5,000	5,050

EDP Finance BV 144A sr. unsec. notes 5 1/4s,
2021 (Netherlands)	200,000	211,043

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s,
perpetual maturity (France)	835,000	818,300

Electricite de France (EDF) 144A sr. unsec. notes 6.95s,
2039 (France)	70,000	90,592

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s,
2019 (France)	245,000	280,900

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s,
perpetual maturity (France)	1,180,000	1,156,400

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022 (In default) †	39,671	42,250

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020	34,000	33,830

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	140,000	131,246

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	120,000	120,378

Enterprise Products Operating, LLC company guaranty sr.
unsec. unsub. notes 4.85s, 2042	375,000	330,379

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2023	30,000	22,144

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	75,000	60,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec.
notes 9 3/8s, 2020	117,000	100,620

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	196,000	197,025

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	57,000	53,010

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	225,000	246,800

Kansas Gas and Electric Co. bonds 5.647s, 2021	40,512	40,917

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45s, 2023	210,000	186,311

Kinder Morgan Energy Partners LP sr. unsec. unsub.
notes 5.4s, 2044	115,000	94,965

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes
3 1/2s, 2021	505,000	485,801

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032	17,000	17,872

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	430,000	570,741

Nevada Power Co. mtge. notes 7 1/8s, 2019	310,000	360,765

NiSource Finance Corp. company guaranty sr. unsec. notes
6 1/8s, 2022	130,000	151,423

NRG Energy, Inc. company guaranty sr. unsec. notes
7 7/8s, 2021	110,000	111,513

NRG Yield Operating, LLC company guaranty sr. unsec. notes
5 3/8s, 2024	25,000	21,938

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s,
2022 (Canada)	350,000	339,051

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	135,000	141,895

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045	560,000	497,374

Dynamic Asset Allocation Conservative Fund 67

CORPORATE BONDS AND NOTES (24.9%)* cont.	Principal amount	Value

Utilities and power cont.
Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034	$153,000	$184,741

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016	985,000	1,022,242

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.2s, 2022	465,000	488,518

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.4s, 2023	15,000	15,022

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040	215,000	258,026

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	467,000	398,701

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2022	53,000	54,313

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 1/2s, 2023	34,000	32,895

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5s, 2022	25,000	24,409

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4 1/2s, 2023	24,000	22,187

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022	60,000	57,600

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11 1/2s, 2020 (In default) †	54,000	20,925

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s,
2067 (Canada)	155,000	130,781

Union Electric Co. sr. notes 6.4s, 2017	265,000	287,461

		12,437,695

Total corporate bonds and notes (cost $181,742,728)		$181,462,716

MORTGAGE-BACKED SECURITIES (5.3%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.7%)
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.689s,
2025 (Bermuda)	$518,000	$517,676

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.962s, 2037	135,138	212,642
IFB Ser. 2979, Class AS, 23.516s, 2034	8,300	9,430
IFB Ser. 3072, Class SB, 22.893s, 2035	230,026	344,648
IFB Ser. 3249, Class PS, 21.593s, 2036	187,875	276,689
IFB Ser. 3065, Class DC, 19.24s, 2035	213,974	318,473
IFB Ser. 2990, Class LB, 16.418s, 2034	191,422	257,977
Ser. 3391, PO, zero %, 2037	11,875	10,832
Ser. 3300, PO, zero %, 2037	77,353	67,807
Ser. 3206, Class EO, PO, zero %, 2036	7,743	6,955
Ser. 3326, Class WF, zero %, 2035	5,054	4,170

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.737s, 2036	46,858	91,736
IFB Ser. 06-8, Class HP, 23.856s, 2036	160,944	255,193
IFB Ser. 05-45, Class DA, 23.709s, 2035	283,259	435,250
IFB Ser. 05-75, Class GS, 19.668s, 2035	79,186	110,186
IFB Ser. 05-106, Class JC, 19.523s, 2035	66,864	103,132
IFB Ser. 05-83, Class QP, 16.89s, 2034	35,647	47,108
Ser. 418, Class C15, IO, 3 1/2s, 2043	1,023,928	204,366
Ser. 07-64, Class LO, PO, zero %, 2037	44,057	40,922

68 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 07-14, Class KO, PO, zero %, 2037	$36,022	$33,228
Ser. 06-125, Class OX, PO, zero %, 2037	3,510	3,047
Ser. 06-84, Class OT, PO, zero %, 2036	4,885	4,220

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.934s, 2042	865,291	129,473
Ser. 10-9, Class UI, IO, 5s, 2040	607,231	115,163
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	125,852	21,433
Ser. 10-107, Class NI, IO, 4 1/2s, 2039	948,428	82,978
Ser. 10-85, Class MI, IO, 4 1/2s, 2036	576,647	7,871
Ser. 13-14, IO, 3 1/2s, 2042	1,424,217	187,099
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	2,616,963	306,342
Ser. 15-124, Class NI, IO, 3 1/2s, 2039	2,245,000	311,494
Ser. 15-124, Class DI, IO, 3 1/2s, 2038	1,596,000	261,345
Ser. 06-36, Class OD, PO, zero %, 2036	4,288	3,712

4,782,597
Commercial mortgage-backed securities (3.5%)
Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.499s, 2051	11,378,275	75,358

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.546s, 2041	310,301	4,572
FRB Ser. 04-4, Class XC, IO, 0.258s, 2042	655,580	700
Ser. 05-1, Class XW, IO, zero %, 2042	2,229,896	22

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.94s, 2038	168,000	169,985
Ser. 05-T18, Class D, 5.134s, 2042	248,000	245,366
FRB Ser. 04-PR3I, Class X1, IO, 0.481s, 2041	367,191	670

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.603s, 2039	273,000	272,421
FRB Ser. 06-PW11, Class C, 5.603s, 2039	191,000	190,574
FRB Ser. 06-PW14, Class X1, IO, 0.837s, 2038	7,476,225	105,863

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2,
Class E, 5.76s, 2047	196,000	205,304

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261s, 2046	343,000	360,968
Ser. 14-GC21, Class AS, 4.026s, 2047	280,000	295,716
FRB Ser. 14-GC19, Class X, IO, 1.478s, 2047	2,600,534	192,284

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.744s, 2049	60,398,598	408,899

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3,
Class XA, IO, 2.309s, 2045	876,325	87,293

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14,
Class XA, IO, 1.023s, 2047	10,649,949	455,285

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	348,000	352,218
FRB Ser. 14-CR18, Class C, 4.897s, 2047	767,000	786,256
Ser. 14-UBS6, Class C, 4.615s, 2047	579,000	563,034
FRB Ser. 12-CR1, Class XA, IO, 2.277s, 2045	6,748,030	631,825
FRB Ser. 13-LC13, Class XA, IO, 1.58s, 2046	4,119,401	261,458

Dynamic Asset Allocation Conservative Fund 69

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-LC15, Class XA, IO, 1.566s, 2047	$4,497,756	$332,654
FRB Ser. 14-CR18, Class XA, IO, 1.449s, 2047	2,298,651	163,963
FRB Ser. 14-CR17, Class XA, IO, 1.356s, 2047	4,302,383	286,167
FRB Ser. 14-UBS6, Class XA, IO, 1.226s, 2047	5,006,718	328,094
FRB Ser. 06-C8, Class XS, IO, 0.714s, 2046	27,458,408	119,996

COMM Mortgage Trust 144A
FRB Ser. 12-CR2, Class E, 5.019s, 2045	250,000	250,828
Ser. 13-LC13, Class E, 3.719s, 2046	274,000	208,246
FRB Ser. 07-C9, Class AJFL, 0.893s, 2049	529,000	519,060

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.24s, 2038	244,819	29

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	140,263	140,263

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.582s, 2044	200,000	211,035

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1,
Class X, IO, 0.966s, 2020	403,035	6,158

First Union National Bank-Bank of America, NA Commercial
Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033	72,451	136

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E,
5.087s, 2042	219,000	218,978

GE Business Loan Trust 144A FRB Ser. 04-2, Class D,
2.957s, 2032	23,062	20,641

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.027s, 2045	7,294,520	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.464s, 2044	264,000	264,660

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.699s, 2043	1,978,871	3,641

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.777s, 2046	3,623,211	315,835

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.819s, 2045	503,000	521,631
FRB Ser. 11-GC3, Class D, 5.737s, 2044	894,000	950,722
FRB Ser. 12-GC6, Class E, 5s, 2045	478,000	440,116
FRB Ser. 13-GC12, Class D, 4.616s, 2046	772,000	722,816
FRB Ser. 06-GG6, Class XC, IO, 0.043s, 2038	10,216,892	971

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.598s, 2047	250,000	247,818
FRB Ser. 14-C25, Class XA, IO, 1.161s, 2047	1,644,580	105,069

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.568s, 2047	224,000	222,493

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051	148,500	152,165
FRB Ser. 06-LDP7, Class B, 6.1s, 2045	251,000	137,658
FRB Ser. 05-LDP5, Class F, 5.563s, 2044	795,000	796,562
Ser. 06-LDP8, Class B, 5.52s, 2045	189,000	188,476
Ser. 06-LDP8, Class AJ, 5.48s, 2045	1,459,000	1,463,727
FRB Ser. 13-C10, Class C, 4.295s, 2047	455,000	456,920

70 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C13, Class C, 4.191s, 2046	$186,000	$187,362
FRB Ser. 06-LDP8, Class X, IO, 0.687s, 2045	7,257,433	25,183

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.379s, 2051	267,000	271,855
FRB Ser. 07-CB20, Class C, 6.379s, 2051	192,000	183,372
FRB Ser. 12-C6, Class E, 5.372s, 2045	333,000	332,786
FRB Ser. 05-CB12, Class X1, IO, 0.544s, 2037	1,312,596	4,010
FRB Ser. 06-LDP6, Class X1, IO, 0.298s, 2043	11,217,481	4,038

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031 F	54,135	56,837
Ser. 98-C4, Class H, 5.6s, 2035	140,816	145,122

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	114,188	114,345
Ser. 06-C1, Class AJ, 5.276s, 2041	251,000	256,020

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C7, Class XCL, IO, 0.851s, 2038	11,490,791	73,633
FRB Ser. 05-C7, Class XCL, IO, 0.37s, 2040	3,376,835	13,146
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	446,011	26

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3 1/2s, 2048	508,000	465,369

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS,
IO, zero %, 2028	309	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.032s, 2050	29,667	29,736

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.587s, 2039	786,456	1,319
FRB Ser. 05-MCP1, Class XC, IO, 0.07s, 2043	559,922	6

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.696s, 2044	101,616	1,372
FRB Ser. 06-C4, Class X, IO, 6.438s, 2045	1,216,808	165,121
FRB Ser. 07-C5, Class X, IO, 5.894s, 2049	225,035	25,316

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ,
6.069s, 2046	184,000	187,806

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046	393,000	411,333
FRB Ser. 14-C17, Class XA, IO, 1.433s, 2047	9,301,422	656,029

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558s, 2044	225,000	224,867
Ser. 07-HQ11, Class AJ, 5.508s, 2044	226,000	226,771

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E,
5.351s, 2049	113,000	118,050

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	375,025	93,756

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class XA, IO, 1.975s, 2045	2,063,534	188,031
FRB Ser. 12-C2, Class XA, IO, 1.881s, 2063	10,087,998	684,834

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25,
Class AJ, 5.9s, 2043	282,000	286,315

Dynamic Asset Allocation Conservative Fund 71

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042	$1,583,853	$554
FRB Ser. 06-C26, Class XC, IO, 0.178s, 2045	6,738,543	2,628

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16,
Class XA, IO, 1.633s, 2050	2,064,696	162,595

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.435s, 2046	658,000	633,837

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.994s, 2045	177,000	186,539
Ser. 14-C19, Class C, 4.646s, 2047	160,000	165,504
Ser. 13-C18, Class AS, 4.387s, 2046	258,000	280,887
Ser. 13-UBS1, Class AS, 4.306s, 2046	195,000	211,125
Ser. 13-C12, Class AS, 3.56s, 2048	257,000	266,393

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044	493,000	526,100
FRB Ser. 11-C2, Class D, 5.644s, 2044	317,000	341,739
FRB Ser. 11-C4, Class E, 5.433s, 2044	482,000	500,106
FRB Ser. 13-UBS1, Class D, 4.785s, 2046	748,000	726,428
FRB Ser. 12-C10, Class D, 4.605s, 2045	218,000	206,896
Ser. 14-C19, Class D, 4.234s, 2047	128,000	114,012
FRB Ser. 12-C10, Class XA, IO, 1.917s, 2045	2,847,296	250,021
FRB Ser. 13-C12, Class XA, IO, 1.613s, 2048	1,109,462	80,032
FRB Ser. 12-C9, Class XB, IO, 0.867s, 2045	6,676,000	304,139

Residential mortgage-backed securities (non-agency) (1.1%)		25,856,900
BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.253s, 2046	120,000	92,746

BCAP, LLC Trust 144A
FRB Ser. 13-RR1, Class 9A4, 5.499s, 2036	77,314	78,166
FRB Ser. 11-RR2, Class 2A7, 2.775s, 2036	796,371	553,478
FRB Ser. 14-RR1, Class 2A2, 2.35s, 2036	350,000	296,408

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.549s, 2035	202,669	165,477
FRB Ser. 05-27, Class 1A1, 1.197s, 2035	247,439	199,658
FRB Ser. 06-OA7, Class 1A2, 1.139s, 2046	1,095,855	871,205
FRB Ser. 05-38, Class A3, 0.544s, 2035	875,231	755,499
FRB Ser. 05-59, Class 1A1, 0.526s, 2035	499,075	399,076
FRB Ser. 06-OC2, Class 2A3, 0.484s, 2036	236,466	211,637
FRB Ser. 06-OA2, Class A5, 0.446s, 2046	820,305	627,533

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.449s, 2036	400,000	312,000

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1,
0.744s, 2035	500,000	361,950

JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1,
Class MV6, 0.744s, 2036	300,000	217,578

Morgan Stanley Resecuritization Trust 144A
FRB Ser. 15-R7, Class 2B, 2.573s, 2035 F	590,000	297,950
Ser. 15-R4, Class CB1, 0.598s, 2047	100,000	80,000

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A9,
0.719s, 2035	839,000	724,141

72 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.694s, 2045		$182,460	$160,565
FRB Ser. 05-AR13, Class A1C3, 0.684s, 2045		332,425	285,406
FRB Ser. 05-AR9, Class A1C3, 0.674s, 2045		569,038	523,515
FRB Ser. 05-AR11, Class A1B3, 0.594s, 2045		611,718	541,370

			7,755,358

Total mortgage-backed securities (cost $37,426,849)			$38,394,855

ASSET-BACKED SECURITIES (2.6%)*		Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017		$1,726,000	$1,726,000
FRB Ser. 15-4, Class A, 1.233s, 2017		1,320,000	1,320,000
FRB Ser. 14-3, Class A, 1.056s, 2016		9,934,000	9,934,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A,
1.055s, 2016		6,199,000	6,199,000

Total asset-backed securities (cost $19,179,000)			$19,179,000

FOREIGN GOVERNMENT AND AGENCY

BONDS AND NOTES (1.1%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033
(Argentina) (In default) †		$308,448	$306,135

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		285,000	287,138

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		1,478,000	1,520,862

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s,
2033 (Argentina)		737,472	634,226

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s,
2033 (Argentina) (In default) †		1,076,765	1,084,841

Brazil (Federal Republic of) unsec. notes 10s, 2021
(Brazil) (units)	BRL	4,564	965,184

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
11 3/4s, 2015 (Argentina)		$100,000	99,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10 7/8s, 2021 (Argentina)		450,000	436,500

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s,
2018 (Argentina)		650,000	630,500

Colombia (Republic of) sr. unsec. unsub. bonds 5s,
2045 (Colombia)		200,000	172,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)		200,000	210,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)		320,000	286,608

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s,
2023 (Indonesia)		200,000	182,000

Peru (Republic of) sr. unsec. unsub. bonds 4 1/8s, 2027 (Peru)		385,000	377,023

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)		200,000	183,000

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024
(South Africa)		460,000	455,400

Total foreign government and agency bonds and notes (cost $8,797,737)			$7,830,417

Dynamic Asset Allocation Conservative Fund 73

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020	$139,171	$107,509

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11s, 2017	550,805	512,543

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B7, 11 1/2s, 2017	39,800	35,944

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021	148,125	129,239

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	109,442	108,165

Gates Global, LLC/Gates Global Co. bank term loan FRN
4 1/4s, 2021	69,561	65,865

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	64,668	41,845

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020	83,304	81,449

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.683s, 2017	82,302	31,686

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.683s, 2017	845	325

Total senior loans (cost $1,254,414)		$1,114,570

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	125	$125,625

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	2,035	51,954

HSBC USA, Inc. $0.88 pfd.	7,650	164,322

M/I Homes, Inc. Ser. A, $2.438 pfd.	2,202	56,041

Total preferred stocks (cost $328,787)		$397,942

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R	$27,000	$30,831

Jazz Technologies, Inc. cv. company guaranty sr. unsec.
bonds 8s, 2018	59,000	85,587

Navistar International Corp. cv. sr. unsec. sub. bonds
4 1/2s, 2018	24,000	17,565

Total convertible bonds and notes (cost $100,349)		$133,983

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R	5,720	$126,733

Total convertible preferred stocks (cost $104,547)		$126,733

INVESTMENT COMPANIES (—%)*	Shares	Value

Hercules Technology Growth Capital, Inc.	3,026	$30,593

Medley Capital Corp. S	6,388	47,527

Solar Capital, Ltd.	2,500	39,550

Total investment companies (cost $149,444)		$117,670

74 Dynamic Asset Allocation Conservative Fund

SHORT-TERM INVESTMENTS (28.1%)*	Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.24% [d]	Shares	4,809,400	$4,809,400

Putnam Money Market Liquidity Fund 0.11% L	Shares	47,928,518	47,928,518

Putnam Short Term Investment Fund 0.13% L	Shares	142,811,978	142,811,978

U.S. Treasury Bills 0.16%, February 18, 2016 §		$151,000	150,986

U.S. Treasury Bills 0.15%, February 11, 2016 # §		544,000	543,949

U.S. Treasury Bills 0.03%, February 4, 2016 §		954,000	953,937

U.S. Treasury Bills 0.10%, January 14, 2016 §		182,000	181,996

U.S. Treasury Bills 0.03%, October 15, 2015 # Δ §		4,063,000	4,062,961

U.S. Treasury Bills 0.03%, October 8, 2015 # Δ		2,374,000	2,373,988

U.S. Treasury Bills 0.01%, October 1, 2015		1,125,000	1,125,000

Total short-term investments (cost $204,942,294)			$204,942,713

TOTAL INVESTMENTS

Total investments (cost $923,933,585)			$932,624,642

Key to holding’s currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2014 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $729,767,026.

† This security is non-income-producing.

††The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

Dynamic Asset Allocation Conservative Fund 75

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

ΔThis security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $362,253,867 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $76,518,548)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$529,944	$552,539	$(22,595)

	Australian Dollar	Sell	10/21/15	529,944	540,383	10,439

	British Pound	Sell	12/16/15	2,497,378	2,527,971	30,593

	Canadian Dollar	Sell	10/21/15	210,619	215,954	5,335

	Euro	Sell	12/16/15	300,292	304,108	3,816

	Mexican Peso	Buy	10/21/15	485,270	520,566	(35,296)

	New Taiwan Dollar	Sell	11/18/15	542,382	544,570	2,188

	New Zealand Dollar	Buy	10/21/15	798,586	817,697	(19,111)

	New Zealand Dollar	Sell	10/21/15	798,586	825,931	27,345

76 Dynamic Asset Allocation Conservative Fund

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $76,518,548) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A. cont.
	Norwegian Krone	Buy	12/16/15	$43,012	$44,433	$(1,421)

	Swedish Krona	Sell	12/16/15	541,314	538,402	(2,912)

Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	964,810	1,005,594	(40,784)

	Australian Dollar	Sell	10/21/15	964,810	998,321	33,511

	British Pound	Buy	12/16/15	407,106	412,059	(4,953)

	Canadian Dollar	Buy	10/21/15	1,330,998	1,355,233	(24,235)

	Canadian Dollar	Sell	10/21/15	1,330,998	1,355,671	24,673

	Euro	Sell	12/16/15	235,848	231,776	(4,072)

	Hong Kong Dollar	Buy	11/18/15	267,761	267,629	132

	Japanese Yen	Buy	11/18/15	216,748	197,416	19,332

	Mexican Peso	Buy	10/21/15	432,067	463,593	(31,526)

	New Zealand Dollar	Buy	10/21/15	683,226	684,397	(1,171)

	Norwegian Krone	Sell	12/16/15	435,445	449,390	13,945

	Singapore Dollar	Buy	11/18/15	208,167	204,435	3,732

	Swedish Krona	Sell	12/16/15	500,788	496,548	(4,240)

	Swiss Franc	Buy	12/16/15	496,736	497,668	(932)

Citibank, N.A.
	Australian Dollar	Buy	10/21/15	474,201	515,341	(41,140)

	Australian Dollar	Sell	10/21/15	474,201	473,582	(619)

	British Pound	Sell	12/16/15	15,274	15,459	185

	Canadian Dollar	Sell	10/21/15	715,700	742,832	27,132

	Chilean Peso	Buy	10/21/15	14,771	15,898	(1,127)

	Chilean Peso	Sell	10/21/15	14,771	14,572	(199)

	Danish Krone	Sell	12/16/15	331,091	329,437	(1,654)

	Euro	Sell	12/16/15	529,762	536,333	6,571

	Japanese Yen	Sell	11/18/15	281,826	272,599	(9,227)

	Mexican Peso	Buy	10/21/15	559,087	599,110	(40,023)

	New Zealand Dollar	Buy	10/21/15	144,153	151,114	(6,961)

	New Zealand Dollar	Sell	10/21/15	144,153	143,685	(468)

	Norwegian Krone	Buy	12/16/15	372,323	384,963	(12,640)

	Swedish Krona	Sell	12/16/15	556,371	553,920	(2,451)

Credit Suisse International
	Australian Dollar	Buy	10/21/15	221,780	260,955	(39,175)

	British Pound	Buy	12/16/15	497,238	503,270	(6,032)

	Canadian Dollar	Sell	10/21/15	149,029	136,003	(13,026)

	Euro	Sell	12/16/15	1,312,937	1,329,341	16,404

	Japanese Yen	Buy	11/18/15	314,638	313,213	1,425

	New Zealand Dollar	Buy	10/21/15	97,613	82,366	15,247

	Norwegian Krone	Sell	12/16/15	905,583	935,893	30,310

	Singapore Dollar	Buy	11/18/15	23,294	13,850	9,444

	Swedish Krona	Buy	12/16/15	898,919	894,792	4,127

	Swiss Franc	Sell	12/16/15	1,557,804	1,560,252	2,448

Dynamic Asset Allocation Conservative Fund 77

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $76,518,548) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	$236,364	$236,082	$282

	Australian Dollar	Sell	10/21/15	236,364	256,702	20,338

	British Pound	Sell	12/16/15	257,541	260,660	3,119

	Canadian Dollar	Buy	10/21/15	199,455	198,482	973

	Canadian Dollar	Sell	10/21/15	199,455	211,746	12,291

	Euro	Buy	12/16/15	592,304	599,667	(7,363)

	New Zealand Dollar	Buy	10/21/15	214,633	213,932	701

	New Zealand Dollar	Sell	10/21/15	214,633	224,995	10,362

	Norwegian Krone	Sell	12/16/15	381,264	394,115	12,851

	Polish Zloty	Sell	12/16/15	493,049	493,703	654

	Swedish Krona	Sell	12/16/15	321,471	320,161	(1,310)

Goldman Sachs International
	Australian Dollar	Buy	10/21/15	1,001,130	1,056,717	(55,587)

	Australian Dollar	Sell	10/21/15	1,001,130	1,019,910	18,780

	British Pound	Sell	12/16/15	3,044,824	3,081,861	37,037

	Canadian Dollar	Buy	10/21/15	271,759	275,106	(3,347)

	Canadian Dollar	Sell	10/21/15	271,759	279,252	7,493

	Euro	Buy	12/16/15	670,174	678,571	(8,397)

	Japanese Yen	Sell	11/18/15	2,510,245	2,444,248	(65,997)

	New Zealand Dollar	Buy	10/21/15	97,230	96,909	321

	New Zealand Dollar	Sell	10/21/15	97,230	101,937	4,707

	Norwegian Krone	Sell	12/16/15	283,355	292,887	9,532

	Swedish Krona	Buy	12/16/15	272,315	269,143	3,172

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	96,341	96,226	115

	Australian Dollar	Sell	10/21/15	96,341	104,640	8,299

	British Pound	Sell	12/16/15	1,874,621	1,897,357	22,736

	Canadian Dollar	Sell	10/21/15	222,382	262,148	39,766

	Euro	Sell	12/16/15	23,383	23,674	291

	Japanese Yen	Buy	11/18/15	87,947	85,082	2,865

	New Zealand Dollar	Buy	10/21/15	23,238	23,159	79

	New Zealand Dollar	Sell	10/21/15	23,238	24,365	1,127

	Swedish Krona	Sell	12/16/15	513,056	510,995	(2,061)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	784,188	829,538	(45,350)

	Australian Dollar	Sell	10/21/15	784,188	817,776	33,588

	British Pound	Buy	12/16/15	993,568	1,005,834	(12,266)

	Canadian Dollar	Buy	10/21/15	804,113	845,003	(40,890)

	Canadian Dollar	Sell	10/21/15	937,333	959,383	22,050

	Euro	Sell	12/16/15	704,522	708,196	3,674

	Japanese Yen	Buy	11/18/15	573,293	551,372	21,921

	Japanese Yen	Sell	11/18/15	561,268	573,487	12,219

78 Dynamic Asset Allocation Conservative Fund

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $76,518,548) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.
	Mexican Peso	Buy	10/21/15	$156,876	$195,453	$(38,577)

	New Taiwan Dollar	Sell	11/18/15	522,180	540,403	18,223

	New Zealand Dollar	Buy	10/21/15	182,330	169,156	13,174

	Norwegian Krone	Sell	12/16/15	733,290	760,493	27,203

	Singapore Dollar	Sell	11/18/15	186,768	199,753	12,985

	South Korean Won	Buy	11/18/15	738	2,761	(2,023)

	Swedish Krona	Sell	12/16/15	154,613	153,949	(664)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	1,034,997	1,081,058	(46,061)

	Australian Dollar	Sell	10/21/15	1,034,997	1,078,261	43,264

	British Pound	Buy	12/16/15	396,217	397,313	(1,096)

	Canadian Dollar	Sell	10/21/15	154,574	171,732	17,158

	Euro	Sell	12/16/15	182,033	180,269	(1,764)

	Japanese Yen	Sell	11/18/15	799,145	805,560	6,415

	New Zealand Dollar	Buy	10/21/15	237,744	234,611	3,133

	Norwegian Krone	Buy	12/16/15	38,260	39,436	(1,176)

	Singapore Dollar	Buy	11/18/15	133,305	130,082	3,223

	South Korean Won	Sell	11/18/15	7,095	11,189	4,094

	Swedish Krona	Sell	12/16/15	747,501	737,521	(9,980)

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	597,537	635,683	(38,146)

	Brazilian Real	Buy	10/2/15	486,165	592,459	(106,294)

	Brazilian Real	Sell	10/2/15	486,165	541,876	55,711

	British Pound	Buy	12/16/15	220,491	229,359	(8,868)

	Canadian Dollar	Sell	10/21/15	32,368	62,606	30,238

	Chilean Peso	Buy	10/21/15	504,633	542,165	(37,532)

	Chilean Peso	Sell	10/21/15	504,633	537,672	33,039

	Euro	Buy	12/16/15	1,298,504	1,314,681	(16,177)

	Hungarian Forint	Buy	12/16/15	503,877	501,364	2,513

	Japanese Yen	Sell	11/18/15	730,323	695,254	(35,069)

	New Zealand Dollar	Buy	10/21/15	407,880	406,647	1,233

	New Zealand Dollar	Sell	10/21/15	407,880	427,641	19,761

	Norwegian Krone	Buy	12/16/15	22,585	23,348	(763)

	Singapore Dollar	Sell	11/18/15	52,760	71,962	19,202

	Swedish Krona	Sell	12/16/15	244,356	243,365	(991)

UBS AG
	Australian Dollar	Buy	10/21/15	624,952	633,913	(8,961)

	British Pound	Buy	12/16/15	8,466,496	8,568,925	(102,429)

	Canadian Dollar	Buy	10/21/15	271,909	276,069	(4,160)

	Canadian Dollar	Sell	10/21/15	271,909	286,735	14,826

	Chilean Peso	Buy	10/21/15	567	611	(44)

	Chilean Peso	Sell	10/21/15	567	560	(7)

Dynamic Asset Allocation Conservative Fund 79

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $76,518,548) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.
	Euro	Sell	12/16/15	$106,176	$107,510	$1,334

	Israeli Shekel	Buy	10/21/15	255	254	1

	Israeli Shekel	Sell	10/21/15	255	265	10

	Japanese Yen	Sell	11/18/15	166,655	161,162	(5,493)

	New Zealand Dollar	Buy	10/21/15	559,183	555,510	3,673

	New Zealand Dollar	Sell	10/21/15	559,183	586,240	27,057

	Swedish Krona	Sell	12/16/15	274,984	273,652	(1,332)

WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	7,783	8,457	(674)

	Australian Dollar	Sell	10/21/15	7,783	7,773	(10)

	Canadian Dollar	Sell	10/21/15	477,508	507,027	29,519

	Euro	Sell	12/16/15	526,517	533,065	6,548

	Japanese Yen	Buy	11/18/15	42,681	23,123	19,558

	New Zealand Dollar	Buy	10/21/15	535,881	561,903	(26,022)

	New Zealand Dollar	Sell	10/21/15	535,881	534,060	(1,821)

	South Korean Won	Sell	11/18/15	22,495	20,567	(1,928)

Total						$(95,848)

FUTURES CONTRACTS OUTSTANDING at 9/30/15
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	147	$5,077,207	Dec-15	$(126,273)

MSCI EAFE Index Mini (Short)	227	18,721,825	Dec-15	695,596

Russell 2000 Index Mini (Short)	58	6,356,220	Dec-15	264,654

S&P 500 Index (Long)	6	2,863,050	Dec-15	(46,773)

S&P 500 Index E-Mini (Long)	76	7,253,060	Dec-15	129,620

S&P 500 Index E-Mini (Short)	444	42,373,140	Dec-15	538,753

S&P Mid Cap 400 Index
E-Mini (Long)	3	408,870	Dec-15	(12,173)

S&P Mid Cap 400 Index
E-Mini (Short)	39	5,315,310	Dec-15	140,189

U.S. Treasury Bond 30 yr (Long)	68	10,699,375	Dec-15	152,466

U.S. Treasury Bond 30 yr (Short)	7	1,101,406	Dec-15	(14,917)

U.S. Treasury Bond Ultra
30 yr (Long)	114	18,286,313	Dec-15	122,786

U.S. Treasury Bond Ultra
30 yr (Short)	3	481,219	Dec-15	(4,088)

U.S. Treasury Note 2 yr (Long)	299	65,490,344	Dec-15	103,306

U.S. Treasury Note 2 yr (Short)	44	9,637,375	Dec-15	(15,234)

U.S. Treasury Note 5 yr (Long)	497	59,896,266	Dec-15	447,011

U.S. Treasury Note 5 yr (Short)	46	5,543,719	Dec-15	(41,679)

U.S. Treasury Note 10 yr (Long)	198	25,489,406	Dec-15	326,776

U.S. Treasury Note 10 yr (Short)	341	43,898,422	Dec-15	(372,149)

Total				$2,287,871

80 Dynamic Asset Allocation Conservative Fund

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $68,952,617)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s,
October 1, 2045	$1,000,000	10/14/15	$1,084,062

Federal National Mortgage Association, 4s,
October 1, 2045	39,000,000	10/14/15	41,595,938

Federal National Mortgage Association, 3s,
October 1, 2045	26,000,000	10/14/15	26,345,311

Total			$69,025,311

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$44,200,000 E	$(221,905)	12/16/17	3 month USD-	1.25%	$117,286
			LIBOR-BBA

60,986,000 E	304,953	12/16/17	1.25%	3 month USD-	(163,055)
				LIBOR-BBA

7,400,000 E	(45,052)	12/16/25	3 month USD-	2.35%	149,901
			LIBOR-BBA

18,285,000 E	110,789	12/16/25	2.35%	3 month USD-	(370,927)
				LIBOR-BBA

30,200,000 E	(17,776)	12/16/20	3 month USD-	1.70%	304,880
			LIBOR-BBA

21,866,000 E	25,944	12/16/20	1.70%	3 month USD-	(207,673)
				LIBOR-BBA

2,100,000 E	7,082	12/16/45	3 month USD-	2.70%	74,442
			LIBOR-BBA

334,000 E	(1,133)	12/16/45	2.70%	3 month USD-	(11,846)
				LIBOR-BBA

860,000	(12)	9/29/25	2.162%	3 month USD-	(12,206)
				LIBOR-BBA

728,000	(10)	9/30/25	2.07%	3 month USD-	(4,050)
				LIBOR-BBA

Total	$162,880				$(123,248)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$49,788	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(433)
			USD-LIBOR)	4.00% 30 year Fannie
Mae pools

532,283	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,877)
			USD-LIBOR)	4.00% 30 year Fannie
Mae pools

Dynamic Asset Allocation Conservative Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$156,868	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(1,437)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,530	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(26)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

16,960	—	1/12/41	5.00% (1 month	Synthetic MBX Index	29
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,877	—	1/12/40	5.00% (1 month	Synthetic MBX Index	7
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

338,833	—	1/12/40	4.50% (1 month	Synthetic MBX Index	553
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,042,211	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,810
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

47,887	—	1/12/41	5.00% (1 month	Synthetic MBX Index	83
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,981	—	1/12/40	5.00% (1 month	Synthetic MBX Index	11
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

26,159	—	1/12/40	5.00% (1 month	Synthetic MBX Index	37
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

18,844	—	1/12/40	5.00% (1 month	Synthetic MBX Index	27
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

252,770	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(598)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

33,497	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(128)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

36,968	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(51)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

18,515	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(25)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

18,515	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(25)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

37,093	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(51)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

82 Dynamic Asset Allocation Conservative Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$96,317		$—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	$(132)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

37,093		—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(51)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

37,246		—	1/12/41	5.00% (1 month	Synthetic MBX Index	65
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

25,611		—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(61)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

74,061		—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(102)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

144,992		—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	1,864
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

29,597		—	1/12/41	5.00% (1 month	Synthetic MBX Index	51
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

84,021		—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(199)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

288,695		—	1/12/43	3.50% (1 month	Synthetic TRS Index	(2,045)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Citibank, N.A.
505,808		—	1/12/41	5.00% (1 month	Synthetic MBX Index	878
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	185	—	12/17/15	(3 month USD-	A basket	(881,187)
				LIBOR-BBA plus	(CGPUTQL2) of
				0.42%)	common stocks

units	4,007	—	12/17/15	3 month USD-	Russell 1000 Total	911,185
				LIBOR-BBA plus	Return Index
				0.15%

units	252	—	12/17/15	3 month USD-	Russell 1000 Total	57,304
				LIBOR-BBA plus	Return Index
				0.15%

Credit Suisse International
$488,787		—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,479)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Dynamic Asset Allocation Conservative Fund 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$70,589	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$(639)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

11,040	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(81)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

123,796	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,076)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

123,796	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(1,076)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

827,837	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,585)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

127,990	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,173)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

595,153	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(5,266)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

17,652	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(42)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

21,246	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(50)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

686,299	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,288)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

391,223	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(926)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Total	$—				$53,795

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$957	$14,000	5/11/63	300 bp	$596
Index

CMBX NA BBB–	BBB–/P	1,868	31,000	5/11/63	300 bp	1,068
Index

84 Dynamic Asset Allocation Conservative Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A. cont.
CMBX NA BBB–	BBB–/P	$3,828	$62,000	5/11/63	300 bp	$2,228
Index

CMBX NA BBB–	BBB–/P	3,648	64,000	5/11/63	300 bp	1,997
Index

Barclays Bank PLC
CMBX NA BBB–	BBB–/P	5,210	47,000	5/11/63	300 bp	3,998
Index

Credit Suisse International
CMBX NA BB Index	—	(13,997)	793,000	5/11/63	(500 bp)	13,415

CMBX NA BBB–	BBB–/P	9,018	623,000	5/11/63	300 bp	(7,055)
Index

CMBX NA BBB–	BBB–/P	6,945	634,000	5/11/63	300 bp	(9,412)
Index

CMBX NA BBB–	BBB–/P	9,325	710,000	5/11/63	300 bp	(8,993)
Index

CMBX NA BBB–	BBB–/P	697	12,000	1/17/47	300 bp	—
Index

CMBX NA BBB–	BBB–/P	10,464	294,000	1/17/47	300 bp	(5,941)
Index

CMBX NA BBB–	BBB–/P	17,631	514,000	1/17/47	300 bp	(11,051)
Index

Goldman Sachs International
CMBX NA BBB–	BBB–/P	(429)	62,000	5/11/63	300 bp	(2,028)
Index

CMBX NA BBB–	BBB–/P	29	8,000	1/17/47	300 bp	(418)
Index

CMBX NA BBB–	BBB–/P	29	8,000	1/17/47	300 bp	(418)
Index

CMBX NA BBB–	BBB–/P	73	17,000	1/17/47	300 bp	(876)
Index

CMBX NA BBB–	BBB–/P	61	17,000	1/17/47	300 bp	(888)
Index

CMBX NA BBB–	BBB–/P	61	17,000	1/17/47	300 bp	(888)
Index

CMBX NA BBB–	BBB–/P	71	18,000	1/17/47	300 bp	(934)
Index

CMBX NA BB Index	—	(804)	94,000	5/11/63	(500 bp)	2,445

CMBX NA BB Index	—	(710)	67,000	5/11/63	(500 bp)	1,606

CMBX NA BB Index	—	555	33,000	5/11/63	(500 bp)	1,696

CMBX NA BB Index	—	678	30,000	5/11/63	(500 bp)	1,715

CMBX NA BB Index	—	297	29,000	5/11/63	(500 bp)	1,300

Dynamic Asset Allocation Conservative Fund 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BB Index	—	$34	$28,000	5/11/63	(500 bp)	$1,002

CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	599

CMBX NA BB Index	—	(46)	23,000	1/17/47	(500 bp)	1,168

CMBX NA BBB–	—	(463)	51,000	5/11/63	(300 bp)	853
Index

CMBX NA BBB–	BBB–/P	(169)	21,000	5/11/63	300 bp	(710)
Index

CMBX NA BBB–	BBB–/P	(305)	28,000	5/11/63	300 bp	(1,028)
Index

CMBX NA BBB–	BBB–/P	280	47,000	5/11/63	300 bp	(932)
Index

CMBX NA BBB–	BBB–/P	594	52,000	5/11/63	300 bp	(748)
Index

CMBX NA BBB–	BBB–/P	(221)	55,000	5/11/63	300 bp	(1,640)
Index

CMBX NA BBB–	BBB–/P	(524)	56,000	5/11/63	300 bp	(1,969)
Index

CMBX NA BBB–	BBB–/P	(562)	56,000	5/11/63	300 bp	(2,006)
Index

CMBX NA BBB–	BBB–/P	(562)	56,000	5/11/63	300 bp	(2,006)
Index

CMBX NA BBB–	BBB–/P	(983)	59,000	5/11/63	300 bp	(2,505)
Index

CMBX NA BBB–	BBB–/P	119	4,000	1/17/47	300 bp	(105)
Index

CMBX NA BBB–	BBB–/P	478	15,000	1/17/47	300 bp	(359)
Index

CMBX NA BBB–	BBB–/P	738	35,000	1/17/47	300 bp	(1,215)
Index

CMBX NA BBB–	BBB–/P	1,545	51,000	1/17/47	300 bp	(1,300)
Index

CMBX NA BBB–	BBB–/P	1,766	59,000	1/17/47	300 bp	(1,526)
Index

JPMorgan Securities LLC
CMBX NA BBB–	—	(1,632)	68,000	5/11/63	(300 bp)	140
Index

CMBX NA BBB–	—	(876)	34,000	5/11/63	(300 bp)	10
Index

CMBX NA BBB–	BBB–/P	1,881	34,000	1/17/47	300 bp	(25)
Index

CMBX NA BBB–	BBB–/P	3,587	68,000	1/17/47	300 bp	(227)
Index

Total		$59,954				$(31,367)

86 Dynamic Asset Allocation Conservative Fund

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15
		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 25	B+/P	$18,678	$24,499,000	12/20/20	500 bp	$27,594
Index

NA IG Series 25	BBB+/P	(156,783)	42,300,000	12/20/20	100 bp	(14,886)
Index

Total		$(138,105)				$12,708

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Dynamic Asset Allocation Conservative Fund 87

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$6,236,416	$4,074,299	$—

Capital goods	15,829,839	2,260,080	—

Communication services	6,346,930	3,335,173	—

Conglomerates	—	233,543	—

Consumer cyclicals	32,735,008	8,398,514	—

Consumer staples	18,194,419	4,709,361	—

Energy	14,526,058	3,948,359	588

Financials	39,190,857	12,646,033	—

Health care	32,442,688	5,883,169	—

Miscellaneous	—	54,127	—

Technology	42,200,522	1,947,400	—

Transportation	6,615,802	3,068,178	—

Utilities and power	6,850,510	2,276,666	—

Total common stocks	221,169,049	52,834,902	588

Asset-backed securities	—	—	19,179,000

Convertible bonds and notes	—	133,983	—

Convertible preferred stocks	—	126,733	—

Corporate bonds and notes	—	180,961,112	501,604

Foreign government and agency bonds and notes	—	7,830,417	—

Investment companies	117,670	—	—

Mortgage-backed securities	—	36,530,068	1,864,787

Preferred stocks	216,276	181,666	—

Senior loans	—	1,114,570	—

U.S. government and agency mortgage obligations	—	204,919,504	—

Short-term investments	190,740,496	14,202,217	—

Totals by level	$412,243,491	$498,835,172	$21,545,979

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(95,848)	$—

Futures contracts	2,287,871	—	—

TBA sale commitments	—	(69,025,311)	—

Interest rate swap contracts	—	(286,128)	—

Total return swap contracts	—	53,795	—

Credit default contracts	—	59,492	—

Totals by level	$2,287,871	$(69,294,000)	$—

88 Dynamic Asset Allocation Conservative Fund

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change
				in net
				unrealized			Total	Total
	Balance	Accrued		appreciation/			transfers	transfers	Balance
Investments	as of	discounts/	Realized	(deprecia-			into	out of	as of
in securities:	9/30/14	premiums	gain/(loss)	tion)#	Purchases	Sales	Level 3†	Level 3†	9/30/15

Common stocks*:

Consumer
staples	$1,417	$—	$(10,863)	$10,589	$—	$(1,143)	$—	$—	$—

Energy	588	—	—	—	—	—	—	—	588

Total common
stocks	$2,005	$—	$(10,863)	$10,589	—	$(1,143)	$—	$—	$588

Asset-backed
securities	$—	$—	$—	$—	$3,046,000	$—	$16,133,000	—	$19,179,000

Corporate
bonds and
notes	3	(25,661)	—	28,062	499,200	—	—	—	501,604

Mortgage-
backed
securities	—	(348)	—	(9,392)	1,478,205	—	396,322	—	1,864,787

Totals:	$2,008	$(26,009)	$(10,863)	$29,259	$5,023,405	$(1,143)	$16,529,322	$—	$21,545,979

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.

# Includes $18,670 related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Level 3 securities which are fair valued by Putnam, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 89

Statement of assets and liabilities 9/30/15

ASSETS

Investment in securities, at value, including $4,682,107 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $728,383,689)	$737,074,746
Affiliated issuers (identified cost $195,549,896) (Notes 1 and 5)	195,549,896

Cash	11,744

Foreign currency (cost $438,696) (Note 1)	438,788

Dividends, interest and other receivables	3,797,352

Receivable for shares of the fund sold	6,872,259

Receivable for investments sold	2,100,993

Receivable for sales of delayed delivery securities (Note 1)	28,329,886

Receivable for variation margin (Note 1)	1,266,782

Unrealized appreciation on forward currency contracts (Note 1)	1,012,772

Unrealized appreciation on OTC swap contracts (Note 1)	1,009,740

Premium paid on OTC swap contracts (Note 1)	22,513

Prepaid assets	36,454

Total assets	977,523,925

LIABILITIES

Payable for investments purchased	2,230,929

Payable for purchases of delayed delivery securities (Note 1)	165,153,852

Payable for shares of the fund repurchased	668,571

Payable for compensation of Manager (Note 2)	309,334

Payable for custodian fees (Note 2)	45,041

Payable for investor servicing fees (Note 2)	203,419

Payable for Trustee compensation and expenses (Note 2)	185,524

Payable for administrative services (Note 2)	2,359

Payable for distribution fees (Note 2)	394,206

Payable for variation margin (Note 1)	2,319,635

Unrealized depreciation on OTC swap contracts (Note 1)	987,312

Premium received on OTC swap contracts (Note 1)	82,467

Unrealized depreciation on forward currency contracts (Note 1)	1,108,620

TBA sale commitments, at value (proceeds receivable $68,952,617) (Note 1)	69,025,311

Collateral on securities loaned, at value (Note 1)	4,809,400

Other accrued expenses	230,919

Total liabilities	247,756,899

Net assets	$729,767,026

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$675,390,835

Undistributed net investment income (Note 1)	7,830,321

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	35,829,498

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	10,716,372

Total — Representing net assets applicable to capital shares outstanding	$729,767,026

(Continued on next page)

90 Dynamic Asset Allocation Conservative Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($463,857,298 divided by 44,332,848 shares)	$10.46

Offering price per class A share (100/94.25 of $10.46)*	$11.10

Net asset value and offering price per class B share ($20,512,611 divided by 1,974,792 shares)**	$10.39

Net asset value and offering price per class C share ($79,407,282 divided by 7,675,636 shares)**	$10.35

Net asset value and redemption price per class M share ($10,541,246 divided by 1,017,999 shares)	$10.35

Offering price per class M share (100/96.50 of $10.35)*	$10.73

Net asset value, offering price and redemption price per class R share
($5,255,801 divided by 489,864 shares)	$10.73

Net asset value, offering price and redemption price per class R5 share
($236,565 divided by 22,548 shares)	$10.49

Net asset value, offering price and redemption price per class R6 share
($16,011,443 divided by 1,525,283 shares)	$10.50

Net asset value, offering price and redemption price per class Y share
($133,944,780 divided by 12,762,276 shares)	$10.50

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 91

Statement of operations Year ended 9/30/15

INVESTMENT INCOME

Interest (including interest income of $173,010 from investments in affiliated issuers) (Note 5)	$10,941,729

Dividends (net of foreign tax of $141,197)	5,796,816

Securities lending (Note 1)	29,224

Total investment income	16,767,769

EXPENSES

Compensation of Manager (Note 2)	3,571,242

Investor servicing fees (Note 2)	1,135,886

Custodian fees (Note 2)	135,212

Trustee compensation and expenses (Note 2)	27,161

Distribution fees (Note 2)	2,209,746

Administrative services (Note 2)	17,375

Other	436,103

Total expenses	7,532,725
Expense reduction (Note 2)	(7,695)

Net expenses	7,525,030

Net investment income	9,242,739

Net realized gain on investments (Notes 1 and 3)	31,971,860

Net realized loss on swap contracts (Note 1)	(420,331)

Net realized gain on futures contracts (Note 1)	9,405,799

Net realized gain on foreign currency transactions (Note 1)	3,604,403

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(1,241,782)

Net unrealized depreciation of investments, futures contracts, swap contracts and TBA sale
commitments during the year	(45,083,060)

Net loss on investments	(1,763,111)

Net increase in net assets resulting from operations	$7,479,628

The accompanying notes are an integral part of these financial statements.

92 Dynamic Asset Allocation Conservative Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/15	Year ended 9/30/14

Operations:
Net investment income	$9,242,739	$10,039,727

Net realized gain on investments
and foreign currency transactions	44,561,731	48,534,086

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(46,324,842)	(8,449,050)

Net increase in net assets resulting from operations	7,479,628	50,124,763

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(8,130,584)	(6,866,682)

Class B	(226,438)	(225,468)

Class C	(741,775)	(536,171)

Class M	(134,793)	(116,303)

Class R	(114,026)	(74,734)

Class R5	(4,898)	(4,080)

Class R6	(206,735)	(64,144)

Class Y	(2,093,677)	(1,291,760)

Net realized short-term gain on investments

Class A	(8,591,353)	—

Class B	(429,650)	—

Class C	(1,223,688)	—

Class M	(191,439)	—

Class R	(124,138)	—

Class R5	(4,210)	—

Class R6	(104,424)	—

Class Y	(1,592,297)	—

From net realized long-term gain on investments
Class A	(18,722,665)	—

Class B	(936,313)	—

Class C	(2,666,715)	—

Class M	(417,194)	—

Class R	(270,526)	—

Class R5	(9,174)	—

Class R6	(227,565)	—

Class Y	(3,470,005)	—

Increase from capital share transactions (Note 4)	160,239,992	26,910,598

Total increase in net assets	117,085,338	67,856,019

NET ASSETS

Beginning of year	612,681,688	544,825,669

End of year (including undistributed net investment income
of $7,830,321 and $6,338,516, respectively)	$729,767,026	$612,681,688

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 93

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Non-recurring ,	Net asset value	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	reimbursements	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
September 30, 2015	$11.14	.15	.03	.18	(.19)	(.67)	(.86)	—	$10.46	1.58	$463,857	1.02	1.41	559 [f]
September 30, 2014	10.35	.20	.77	.97	(.18)	—	(.18)	—	11.14	9.45	431,523	1.03	1.83	583 [f]
September 30, 2013	9.88	.20	.43	.63	(.16)	—	(.16)	—	10.35	6.46	384,651	1.05	1.99	305 [g]
September 30, 2012	8.83	.21	1.00	1.21	(.16)	—	(.16)	—	9.88	13.76	376,279	1.07	2.21	278 [g]
September 30, 2011	9.08	.20	(.12) [h]	.08	(.33)	—	(.33)	—[d,e]	8.83	.84	352,757	1.07	2.12	288 [g]

Class B
September 30, 2015	$11.06	.07	.04	.11	(.11)	(.67)	(.78)	—	$10.39	.94	$20,513	1.77	.65	559 [f]
September 30, 2014	10.28	.12	.76	.88	(.10)	—	(.10)	—	11.06	8.58	23,367	1.78	1.08	583 [f]
September 30, 2013	9.81	.12	.44	.56	(.09)	—	(.09)	—	10.28	5.72	25,472	1.80	1.24	305 [g]
September 30, 2012	8.77	.14	.98	1.12	(.08)	—	(.08)	—	9.81	12.86	25,916	1.82	1.46	278 [g]
September 30, 2011	9.02	.13	(.11) [h]	.02	(.27)	—	(.27)	—[d,e]	8.77	.09	26,068	1.82	1.36	288 [g]

Class C
September 30, 2015	$11.02	.07	.04	.11	(.11)	(.67)	(.78)	—	$10.35	.97	$79,407	1.77	.66	559 [f]
September 30, 2014	10.25	.12	.75	.87	(.10)	—	(.10)	—	11.02	8.55	60,957	1.78	1.08	583 [f]
September 30, 2013	9.78	.12	.44	.56	(.09)	—	(.09)	—	10.25	5.74	51,129	1.80	1.24	305 [g]
September 30, 2012	8.75	.14	.98	1.12	(.09)	—	(.09)	—	9.78	12.80	48,885	1.82	1.46	278 [g]
September 30, 2011	8.99	.13	(.10) [h]	.03	(.27)	—	(.27)	—[d,e]	8.75	.22	43,703	1.82	1.38	288 [g]

Class M
September 30, 2015	$11.03	.10	.03	.13	(.14)	(.67)	(.81)	—	$10.35	1.10	$10,541	1.52	.91	559 [f]
September 30, 2014	10.26	.14	.76	.90	(.13)	—	(.13)	—	11.03	8.82	10,057	1.53	1.33	583 [f]
September 30, 2013	9.79	.15	.43	.58	(.11)	—	(.11)	—	10.26	5.98	9,333	1.55	1.49	305 [g]
September 30, 2012	8.76	.16	.98	1.14	(.11)	—	(.11)	—	9.79	13.07	8,011	1.57	1.71	278 [g]
September 30, 2011	9.00	.15	(.10) h	.05	(.29)	—	(.29)	—[d,e]	8.76	.43	7,505	1.57	1.62	288 [g]

Class R
September 30, 2015	$11.40	.13	.03	.16	(.16)	(.67)	(.83)	—	$10.73	1.38	$5,256	1.27	1.16	559 f
September 30, 2014	10.60	.18	.78	.96	(.16)	—	(.16)	—	11.40	9.07	5,786	1.28	1.58	583 f
September 30, 2013	10.11	.18	.45	.63	(.14)	—	(.14)	—	10.60	6.26	4,461	1.30	1.74	305 g
September 30, 2012	9.03	.19	1.02	1.21	(.13)	—	(.13)	—	10.11	13.51	3,933	1.32	1.95	278g
September 30, 2011	9.27	.18	(.11) [h]	.07	(.31)	—	(.31)	—[d,e]	9.03	.68	3,582	1.32	1.88	288g

Class R5
September 30, 2015	$11.16	.19	.04	.23	(.23)	(.67)	(.90)	—	$10.49	1.98	$237.73		1.71	559 [f]
September 30, 2014	10.38	.24 [i]	.76	1.00	(.22)	—	(.22)	—	11.16	9.68	316.74		2.20 [i]	583 [f]
September 30, 2013	9.90	.24	.44	.68	(.20)	—	(.20)	—	10.38	6.87	11.74		2.30	305 [g]
September 30, 2012†	9.57	.05	.33	.38	(.05)	—	(.05)	—	9.90	3.93*	10	.19*	.55*	278 [g]

Class R6
September 30, 2015	$11.17	.20	.03	.23	(.23)	(.67)	(.90)	—	$10.50	2.04	$16,011.66		1.80	559 [f]
September 30, 2014	10.38	.24	.77	1.01	(.22)	—	(.22)	—	11.17	9.80	3,256.67		2.21	583 [f]
September 30, 2013	9.90	.23	.45	.68	(.20)	—	(.20)	—	10.38	6.94	2,981.67		2.20	305 [g]
September 30, 2012†	9.57	.06	.32	.38	(.05)	—	(.05)	—	9.90	3.94*	10	.17*	.57*	278 [g]

Class Y
September 30, 2015	$11.17	.18	.04	.22	(.22)	(.67)	(.89)	—	$10.50	1.92	$133,945.77		1.66	559 [f]
September 30, 2014	10.38	.23	.77	1.00	(.21)	—	(.21)	—	11.17	9.69	77,419.78		2.07	583 [f]
September 30, 2013	9.90	.23	.44	.67	(.19)	—	(.19)	—	10.38	6.80	66,787.80		2.27	305 [g]
September 30, 2012	8.86	.23	.99	1.22	(.18)	—	(.18)	—	9.90	13.89	93,814.82		2.46	278 [g]
September 30, 2011	9.10	.21	(.09) [h]	.12	(.36)	—	(.36)	—[d,e]	8.86	1.21	80,371.82		2.26	288 [g]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

94 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 95

Financial highlights (Continued)

* Not annualized.

† For the period July 3, 2012 (commencement of operations) to September 30, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Amount represents less than $0.01 per share.

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC), which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

f Portfolio turnover includes TBA purchase and sale commitments.

g Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	640%

September 30, 2012	720

September 30, 2011	739

h The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

i The net investment income ratio and per share amount shown for the period ending September 30, 2014 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

96 Dynamic Asset Allocation Conservative Fund

Notes to financial statements 9/30/15

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2014 through September 30, 2015.

Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek total return consistent with preservation of capital. Total return is composed of capital appreciation and income. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Effective November 1, 2015, class M shares will no longer pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these

Dynamic Asset Allocation Conservative Fund 97

procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any,

98 Dynamic Asset Allocation Conservative Fund

are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund

Dynamic Asset Allocation Conservative Fund 99

could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation

100 Dynamic Asset Allocation Conservative Fund

acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dynamic Asset Allocation Conservative Fund 101

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $332,695 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $121,000 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $4,809,400 and the value of securities loaned amounted to $4,682,107.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Prior to September 24, 2015, the fund participated in a $392.5 million unsecured committed line of credit provided by State Street and a substantially similar unsecured uncommitted line of credit. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR (the Federal Funds rate prior to September 24, 2015) plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% (0.11% prior to September 24, 2015) per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable

102 Dynamic Asset Allocation Conservative Fund

to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, realized and unrealized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $3,901,992 to increase undistributed net investment income, $27,084 to increase paid-in-capital and $3,929,076 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$37,945,724
Unrealized depreciation	(32,805,171)

Net unrealized appreciation	5,140,553
Undistributed ordinary income	8,028,403
Undistributed short-term gain	9,977,585
Undistributed long-term gain	31,722,936
Cost for federal income tax purposes	$927,395,175

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,

0.630%	of the next $5 billion,	0.460%	of the next $50 billion,

0.580%	of the next $10 billion,	0.450%	of the next $100 billion and

0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

Putnam Management has contractually agreed, through January 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal

Dynamic Asset Allocation Conservative Fund 103

year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) for the portion of the fund’s fiscal year beginning after January 1, 2015, a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$770,715	Class R5	284

Class B	36,957	Class R6	4,913

Class C	118,618	Class Y	174,071

Class M	17,479	Total	$1,135,886

Class R	12,849

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,923 under the expense offset arrangements and by $5,772 under the brokerage/ service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $412, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension

104 Dynamic Asset Allocation Conservative Fund

liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class  A, class  B, class  C, class  M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$1,158,007	Class M	78,786

Class B	222,402	Class R	38,572

Class C	711,979	Total	$2,209,746

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $124,323 and $3,096 from the sale of class A and class M shares, respectively, and received $11,386 and $2,970 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $31 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$3,638,534,080	$3,541,251,792

U.S. government securities (Long-term)	—	—

Total	$3,638,534,080	$3,541,251,792

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 9/30/15		Year ended 9/30/14

Class A	Shares	Amount	Shares	Amount

Shares sold	10,433,744	$114,180,436	6,947,625	$75,785,326

Shares issued in connection with
reinvestment of distributions	3,094,617	33,226,654	602,139	6,568,193

	13,528,361	147,407,090	7,549,764	82,353,519

Shares repurchased	(7,948,367)	(86,460,499)	(5,949,515)	(64,584,075)

Net increase	5,579,994	$60,946,591	1,600,249	$17,769,444

Dynamic Asset Allocation Conservative Fund 105

	Year ended 9/30/15		Year ended 9/30/14

Class B	Shares	Amount	Shares	Amount

Shares sold	361,289	$3,897,094	291,080	$3,142,886

Shares issued in connection with
reinvestment of distributions	143,683	1,528,584	19,941	215,717

	504,972	5,425,678	311,021	3,358,603

Shares repurchased	(642,644)	(6,974,617)	(675,587)	(7,295,727)

Net decrease	(137,672)	$(1,548,939)	(364,566)	$(3,937,124)

	Year ended 9/30/15		Year ended 9/30/14

Class C	Shares	Amount	Shares	Amount

Shares sold	2,815,331	$30,315,444	1,306,550	$14,143,516

Shares issued in connection with
reinvestment of distributions	403,092	4,273,555	46,008	496,894

	3,218,423	34,588,999	1,352,558	14,640,410

Shares repurchased	(1,073,489)	(11,543,665)	(809,376)	(8,695,716)

Net increase	2,144,934	$23,045,334	543,182	$5,944,694

	Year ended 9/30/15		Year ended 9/30/14

Class M	Shares	Amount	Shares	Amount

Shares sold	219,123	$2,363,540	144,952	$1,570,085

Shares issued in connection with
reinvestment of distributions	66,838	709,626	10,176	109,985

	285,961	3,073,166	155,128	1,680,070

Shares repurchased	(179,786)	(1,943,843)	(152,960)	(1,636,072)

Net increase	106,175	$1,129,323	2,168	$43,998

	Year ended 9/30/15		Year ended 9/30/14

Class R	Shares	Amount	Shares	Amount

Shares sold	609,426	$6,797,197	198,824	$2,202,392

Shares issued in connection with
reinvestment of distributions	44,722	492,268	6,575	73,456

	654,148	7,289,465	205,399	2,275,848

Shares repurchased	(671,888)	(7,378,744)	(118,849)	(1,320,096)

Net increase (decrease)	(17,740)	$(89,279)	86,550	$955,752

	Year ended 9/30/15		Year ended 9/30/14

Class R5	Shares	Amount	Shares	Amount

Shares sold	4,793	$51,870	29,860	$324,620

Shares issued in connection with
reinvestment of distributions	1,698	18,282	369	4,080

	6,491	70,152	30,229	328,700

Shares repurchased	(12,221)	(134,619)	(3,021)	(33,070)

Net increase (decrease)	(5,730)	$(64,467)	27,208	$295,630

106 Dynamic Asset Allocation Conservative Fund

	Year ended 9/30/15		Year ended 9/30/14

Class R6	Shares	Amount	Shares	Amount

Shares sold	1,599,415	$17,410,389	116,831	$1,274,883

Shares issued in connection with
reinvestment of distributions	49,938	538,724	5,864	64,144

	1,649,353	17,949,113	122,695	1,339,027

Shares repurchased	(415,623)	(4,482,101)	(118,254)	(1,291,162)

Net increase	1,233,730	$13,467,012	4,441	$47,865

	Year ended 9/30/15		Year ended 9/30/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	10,873,189	$118,429,397	3,744,822	$41,159,790

Shares issued in connection with
reinvestment of distributions	591,920	6,378,605	111,985	1,223,703

	11,465,109	124,808,002	3,856,807	42,383,493

Shares repurchased	(5,635,927)	(61,453,585)	(3,357,293)	(36,593,154)

Net increase	5,829,182	$63,354,417	499,514	$5,790,339

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	1,184	5.3%	$12,420

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$24,848,850	$73,275,459	$50,195,791	$35,030	$47,928,518

Putnam Short Term
Investment Fund*	118,950,376	162,896,954	139,035,352	137,980	142,811,978

Totals	$143,799,226	$236,172,413	$189,231,143	$173,010	$190,740,496

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Dynamic Asset Allocation Conservative Fund 107

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	2,000

Forward currency contracts (contract amount)	$122,000,000

Centrally cleared interest rate swap contracts (notional)	$176,400,000

OTC total return swap contracts (notional)	$58,800,000

OTC credit default contracts (notional)	$4,100,000

Centrally cleared credit default contracts (notional)	$57,800,000

Warrants (number of warrants)	19,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$193,956*	Payables	$134,464

Foreign exchange
contracts	Receivables	1,012,772	Payables	1,108,620

	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	2,737,301*	depreciation	1,066,406*

	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	2,081,920*	depreciation	1,697,277*

Total		$6,025,949		$4,006,767

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

108 Dynamic Asset Allocation Conservative Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(892,046)	$(892,046)

Foreign
exchange contracts	—	—	3,560,056	—	3,560,056

Equity contracts	(6,980)	5,636,645	—	1,167,102	6,796,767

Interest rate contracts	—	3,769,154	—	(695,387)	3,073,767

Total	$(6,980)	$9,405,799	$3,560,056	$(420,331)	$12,538,544

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(152,868)	$(152,868)

Foreign exchange
contracts	—	—	(1,242,747)	—	(1,242,747)

Equity contracts	6,980	784,277	—	(386,790)	404,467

Interest rate contracts	—	1,112,359	—	(153,767)	958,592

Total	$6,980	$1,896,636	$(1,242,747)	$(693,425)	$(32,556)

Dynamic Asset Allocation Conservative Fund 109

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$13,729	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$13,729

OTC Total return swap contracts*#	—	4,537	—	969,367	—	—	—	—	—	—	—	—	—	—	—	973,904

OTC Credit default contracts*#	—	—	—	—	27,412	—	13,073	—	—	2,658	—	—	—	—	—	43,143

Centrally cleared credit default contracts§	—	—	926,139	—	—	—	—	—	—	—	—	—	—	—	—	926,139

Futures contracts§	—	—	—	—	—	—	—	—	—	—	326,914	—	—	—	—	326,914

Forward currency contracts#	79,716	95,325	—	33,888	79,405	61,571	81,042	75,278	165,037	—	—	77,287	161,697	46,901	55,625	1,012,772

Total Assets	$79,716	$99,862	$939,868	$1,003,255	$106,817	$61,571	$94,115	$75,278	$165,037	$2,658	$326,914	$77,287	$161,697	$46,901	$55,625	$3,296,601

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	11,993	—	—	—	—	—	—	—	—	—	—	—	—	11,993

OTC Total return swap contracts*#	—	10,241	—	881,187	4,479	—	24,202	—	—	—	—	—	—	—	—	920,109

OTC Credit default contracts*#	4,412	1,212	—	—	96,532	—	26,588	—	—	5,720	—	—	—	—	—	134,464

Centrally cleared credit default contracts§	—	—	847,087	—	—	—	—	—	—	—	—	—	—	—	—	847,087

Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,460,555	—	—	—	—	1,460,555

Forward currency contracts#	81,335	111,913	—	116,509	58,233	8,673	133,328	2,061	139,770	—	—	60,077	243,840	122,426	30,455	1,108,620

Total Liabilities	$85,747	$123,366	$859,080	$997,696	$159,244	$8,673	$184,118	$2,061	$139,770	$5,720	$1,460,555	$60,077	$243,840	$122,426	$30,455	$4,482,828

Total Financial and Derivative Net Assets	$(6,031)	$(23,504)	$80,788	$5,559	$(52,427)	$52,898	$(90,003)	$73,217	$25,267	$(3,062)	$(1,133,641)	$17,210	$(82,143)	$(75,525)	$25,170	$(1,186,227)

Total collateral received (pledged)†##	$(6,031)	$—	$—	$—	$—	$—	$(90,003)	$—	$—	$—	$—	$—	$—	$—	$—

Net amount	$—	$(23,504)	$80,788	$5,559	$(52,427)	$52,898	$—	$73,217	$25,267	$(3,062)	$(1,133,641)	$17,210	$(82,143)	$(75,525)	$25,170

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

110 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 111

PUTNAM ASSET ALLOCATION FUNDS
FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

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(a) Amended and Restated Agreement and Declaration of Trust dated March 21, 2014 -- Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(b) Amended and Restated Bylaws dated as of October 17, 2014 -- Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(c)(2) Portions of Bylaws Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(d)(1) Management Contract with Putnam Investment Management, LLC dated February 27, 2014 -- Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated February 27, 2014; schedule A amended as of November 30, 2015.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated February 27, 2014 -- Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

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(e)(1) Amended and Restated Distributor’s Contract with Putnam Retail Management Limited Partnership dated July 1, 2013 -- Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.

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(e)(2)(i) Form of Dealer Sales Contract dated March 27, 2012 -- Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on June 27, 2012.

(e)(2)(ii) Schedule of Dealer Sales Contracts conforming in all material respects to the Form of Dealer Sales Contract filed as Exhibit (e)(2)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(e)(3)(i) Form of Financial Institution Sales Contract dated March 27, 2012 -- Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on June 27, 2012.

(e)(3)(ii) Schedule of Financial Institution Sales Contracts conforming in all material respects to the Form of Financial Institution Sales Contract filed as Exhibit (e)(3)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

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(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

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(g)(1) Amended and Restated Custodian Agreement with Putnam Fiduciary Trust Company dated February 10, 2006 -- Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on January 26, 2007.

(g)(2) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of November 30, 2015.

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(g)(3) Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated August 1, 2013 -- Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.

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(h)(1) Amended & Restated Investor Servicing Agreement – Open-End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; Appendix A amended as of November 30, 2015.

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(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 -- Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 -- Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

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(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of November 30, 2015.


(h)(5) Amendment to Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated August 1, 2013 -- Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.

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(h)(6) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A amended as of November 30, 2015; schedule B amended as of November 30, 2015.

(h)(7) Credit Agreement with State Street Bank and Trust Company and certain other lenders dated September 24, 2015.

(h)(8) Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated September 24, 2015.


(i) Opinion of Ropes & Gray LLP, including consent -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.

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(j) Consent of Independent Registered Public Accounting Firm.

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(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.

(m)(1) Class A Distribution Plan and Agreement dated November 8, 1993--Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(2) Class B Distribution Plan and Agreement dated November 8, 1993 -- Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(3) Class C Distribution Plan and Agreement dated September 1, 1994 --Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(4) Class M Distribution Plan and Agreement dated January 30, 1995 -- Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(5) Class R Distribution Plan and Agreement dated November 15, 2002 -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed on January 29, 2003.

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(m)(6)(i) Form of Dealer Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.

(m)(6)(ii) Schedule of Dealer Service Agreements conforming in all material respects to the Form of Dealer Service Agreement filed as Exhibit (m)(6)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(m)(7)(i) Form of Financial Institution Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.

(m)(7)(ii) Schedule of Financial Institution Service Agreements conforming in all material respects to the Form of Financial Institution Service Agreement filed as Exhibit (m)(7)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended November 1, 2015.

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(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011--Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.

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(p)(2) Putnam Investments Code of Ethics dated November 2015.

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Item 29. Persons Controlled by or under Common Control with the Fund

The Registrant is not controlled by or under common control with any other person.

Item 30. Indemnification

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Reference is made to Article VIII, sections 1 through 3, of the Registrant’s Amended and Restated Declaration of Trust, which is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, (File No. 811-07121). In addition, the Registrant maintains a trustees and officers liability insurance policy under which the Registrant and its trustees and officers are named insureds. Certain service providers to the Registrant also have contractually agreed to indemnify and hold harmless the trustees against liability arising in connection with the service provider’s performance of services under the relevant agreement.

Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or employment
N/A

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

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George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, The Putnam Fund for Growth and Income, Putnam Funds Trust, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund,

Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

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( b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter
Connolly, William T.	President
Richer, Clare	Treasurer
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
Maher, Stephen B.	Assistant Treasurer
Burns, Robert T.*	Secretary
Clark, James F.	Assistant Secretary
Ritter, Jesse D.	Assistant Secretary
Ettinger, Robert D.	Vice President
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Trenchard, Mark C.**	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.


**Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.


Item 33. Location of Accounts and Records

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Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are the Registrant's Clerk, Michael J. Higgins; the Registrant's investment adviser, Putnam Investment Management, LLC ( PIM ); the Registrant's principal underwriter, Putnam Retail Management Limited Partnership ( PRM ); the Registrant's

custodians, Putnam Fiduciary Trust Company ( PFTC ) and State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant's transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM, PFTC and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.


Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Asset Allocation Funds is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 27th day of January, 2016.


Putnam Asset Allocation Funds

By: /s/ Jonathan S. Horwitz,
Executive Vice President, Principal Executive
Officer and Compliance Liaison


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature	Title
Jameson A. Baxter*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith *	Vice President, Principal Accounting Officer and
Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
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January 27, 2016
* Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 26 to the Registrant's
Registration Statement on January 28, 2013.

EXHIBIT INDEX

Item 28 Exhibit


(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated February 27, 2014; schedule A amended as of November 30, 2015.

(e)(2)(ii) Schedule of Dealer Sales Contracts conforming in all material respects to the Form of Dealer Sales Contract filed as Exhibit (e)(2)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(e)(3)(ii) Schedule of Financial Institution Sales Contracts conforming in all material respects to the Form of Financial Institution Sales Contract filed as Exhibit (e)(3)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(g)(2) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of November 30, 2015.

(h)(1) Amended & Restated Investor Servicing Agreement – Open-End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; Appendix A amended as of November 30, 2015.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of November 30, 2015.

(h)(6) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A amended as of November 30, 2015; schedule B amended as of November 30, 2015.

(h)(7) Credit Agreement with State Street Bank and Trust Company and certain other lenders dated September 24, 2015.

(h)(8) Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated September 24, 2015.


(j) Consent of Independent Registered Public Accounting Firm.


(m)(6)(ii) Schedule of Dealer Service Agreements conforming in all material respects to the Form of Dealer Service Agreement filed as Exhibit (m)(6)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(m)(7)(ii) Schedule of Financial Institution Service Agreements conforming in all material respects to the Form of Financial Institution Service Agreement filed as Exhibit (m)(7)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended November 1, 2015.

(p)(2) Putnam Investments Code of Ethics dated November 2015.

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